UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: May 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 43.86%
FFCB	1.95%	1-10-2020	$670,000	$665,197
FHLB	2.00	9-13-2019	900,000	896,129
FHLB	2.13	2-11-2020	1,880,000	1,870,525
FHLB	0.88	8-5-2019	120,000	117,937
FHLB	1.00	9-26-2019	120,000	117,880
FHLB	3.00	3-1-2048	202,053	195,850
FHLB	5.63	3-14-2036	130,000	171,367
FHLMC	0.88	7-19-2019	2,110,000	2,076,232
FHLMC	1.13	7-14-2021	120,000	114,851
FHLMC	1.25	10-2-2019	130,000	128,093
FHLMC	1.30	8-28-2019	100,000	98,626
FHLMC	2.13	6-9-2023	520,000	502,867
FHLMC	2.38	12-13-2019	280,000	279,809
FHLMC	2.38	1-13-2022	2,430,000	2,404,305
FHLMC	2.50	3-1-2032	9,657,478	9,405,936
FHLMC	2.75	12-13-2024	1,780,000	1,759,183
FHLMC	3.00	2-1-2047	19,024,770	18,450,984
FHLMC ±±	3.31	5-25-2023	50,000	50,695
FHLMC	3.50	2-1-2044	15,935,074	16,005,382
FHLMC	3.50	4-1-2045	684,804	685,280
FHLMC	3.50	8-1-2047	10,438,487	10,411,386
FHLMC	4.50	9-13-2019	360,000	369,553
FHLMC	6.00	7-1-2040	3,175,630	3,519,770
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2 ±±	3.30	11-25-2027	540,000	536,944
FHLMC Series K005 Class A2	4.32	11-25-2019	875,000	891,661
FHLMC Series K014 Class A1	2.79	10-25-2020	2,784	2,783
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	60,357
FHLMC Series K028 Class A1	2.18	11-25-2022	559,669	552,437
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	920,000	933,008
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	760,000	768,560
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	61,435
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	56,110
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	940,000	945,869
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	756,175
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	45,427
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	901,419
FNMA (a)	0.01	7-2-2018	31,773,000	31,721,445
FNMA	3.00	3-1-2048	3,232,185	3,136,496
FNMA	3.50	3-1-2048	1,258,512	1,256,591
FNMA ¤	0.00	10-9-2019	1,400,000	1,354,007
FNMA	1.00	10-24-2019	650,000	637,665
FNMA	1.38	2-26-2021	120,000	116,301
FNMA	1.50	11-30-2020	120,000	116,969
FNMA	1.90	10-27-2020	1,310,000	1,288,280
FNMA	2.13	4-24-2026	1,140,000	1,071,847
FNMA	2.50	12-1-2027	972,448	955,027
FNMA	2.50	9-1-2031	9,568,178	9,335,973
FNMA ±±	2.89	9-25-2027	167,590	160,378
FNMA	3.00	12-1-2026	4,605,318	4,607,288
FNMA	3.00	12-1-2030	650,755	647,431
FNMA	3.00	7-1-2032	7,007,650	6,971,813
FNMA %%	3.00	6-19-2033	4,960,000	4,932,100
FNMA	3.00	8-1-2036	360,943	355,880
FNMA	3.00	2-1-2037	5,962,013	5,869,887
FNMA	3.00	8-1-2037	1,696,587	1,672,708
FNMA	3.00	11-1-2046	881,275	855,495
FNMA	3.00	7-1-2047	28,118,117	27,295,190
FNMA %%	3.00	6-13-2048	4,125,000	3,998,188
FNMA	3.50	6-1-2031	3,567,525	3,617,836
FNMA %%	3.50	6-19-2033	3,900,000	3,951,188
FNMA	3.50	1-1-2035	239,379	243,231
FNMA	3.50	3-1-2036	3,452,683	3,493,481

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	4-1-2037	$2,427,263	$2,457,953
FNMA	3.50	6-1-2042	3,158,453	3,169,187
FNMA	3.50	7-1-2042	1,329,058	1,335,024
FNMA	3.50	10-1-2042	6,836,305	6,859,566
FNMA	3.50	9-1-2043	20,052,841	20,147,936
FNMA %%	3.50	6-13-2048	8,905,000	8,874,041
FNMA	4.00	6-1-2042	12,052,789	12,402,466
FNMA	4.00	6-1-2042	1,183,131	1,217,382
FNMA	4.00	8-1-2043	8,951,180	9,188,700
FNMA %%	4.00	6-13-2048	20,015,000	20,445,010
FNMA	4.50	5-1-2040	502,825	530,099
FNMA	4.50	9-1-2040	12,411,620	13,020,616
FNMA	4.50	2-1-2047	3,864,697	4,037,713
FNMA %%	4.50	6-13-2048	4,770,000	4,978,315
FNMA	5.00	1-1-2042	460,421	493,939
FNMA	5.00	6-1-2045	1,720,530	1,848,474
FNMA	5.00	7-1-2045	6,061,902	6,502,141
FNMA	5.50	9-1-2040	4,678,830	5,056,731
FNMA	6.00	5-1-2041	175,697	194,646
FNMA	7.13	1-15-2030	1,590,000	2,192,265
FNMA	7.25	5-15-2030	80,000	111,909
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	430,000	406,022
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	464,219
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	275,000	256,407
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	304,481
FNMA Series 2017-M3 Class A2 ±±	2.49	12-25-2026	995,000	930,293
GNMA	3.00	4-20-2045	9,738,744	9,623,533
GNMA	3.00	11-20-2045	709,147	698,009
GNMA	3.00	3-20-2046	13,959,727	13,728,600
GNMA	3.00	5-20-2046	699,094	687,790
GNMA	3.00	8-20-2046	1,416,075	1,390,618
GNMA	3.50	2-20-2045	18,909,958	19,047,987
GNMA	3.50	6-20-2045	3,093,695	3,116,278
GNMA	3.50	11-20-2045	3,500,553	3,526,107
GNMA	3.50	7-20-2047	10,575,559	10,634,922
GNMA %%	3.50	6-21-2048	2,585,000	2,597,319
GNMA	4.00	7-20-2044	3,391,304	3,507,112
GNMA	4.00	8-20-2044	1,655,139	1,711,795
GNMA	4.00	9-20-2044	3,343,216	3,457,516
GNMA	4.00	12-20-2047	9,192,115	9,442,496
TVA	2.88	2-1-2027	35,000	34,229
TVA	3.50	12-15-2042	120,000	121,202
TVA	3.88	2-15-2021	800,000	825,425
TVA	4.63	9-15-2060	35,000	42,237
TVA	5.38	4-1-2056	100,000	135,742
TVA	6.75	11-1-2025	190,000	236,547
Total Agency Securities (Cost $417,555,688)				408,463,716

Asset-Backed Securities : 0.77%
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	15,000	14,767
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	15,000	14,801
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	225,000	220,878
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	360,000	353,128
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	85,000	82,329
CarMax Auto Owner Trust Series 2016-2 Class A4	1.68	9-15-2021	335,000	329,031
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,579
CarMax Auto Owner Trust Series 2016-4 Class A3	1.40	8-15-2021	470,000	463,850
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,692
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	87,245
Chase Issuance Trust Series 2016-A2 Class A2	1.37	6-15-2021	330,000	325,949
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	330,000	321,235
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	109,288
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	570,000	566,758
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	580,595

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39%	7-15-2024	$335,000	$327,931
Discover Card Execution Note Trust Series 2018-A1 Class A1	3.03	8-15-2025	100,000	99,556
Ford Credit Floorplan Master Owner Trust Series 2016-5 Class A1	1.95	11-15-2021	55,000	54,321
Hyundai Auto Receivables Trust Series 2016-B Class D	2.68	9-15-2023	130,000	126,583
Nissan Auto Receivables Owner Trust Series 2016-A Class A2	1.54	6-15-2021	430,000	424,782
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.04	9-15-2022	160,000	158,410
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,710
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	286,385
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	421,364
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	171,032
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	419,732
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	481,671
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	185,905
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	93,964
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	207,343
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	200,080
Total Asset-Backed Securities (Cost $7,265,681)				7,169,894

Municipal Obligations : 0.87%
California : 0.29%
Education Revenue : 0.01%
California Series B	3.90	11-1-2047	15,000	14,981
University of California Series AD	4.86	5-15-2112	70,000	73,108
				88,089

GO Revenue : 0.19%
California Build America Bonds	5.70	11-1-2021	90,000	98,160
California Build America Bonds	6.20	10-1-2019	160,000	167,710
California Build America Bonds	7.55	4-1-2039	110,000	163,823
California Build America Bonds	7.60	11-1-2040	15,000	22,784
California Build America Bonds	7.63	3-1-2040	450,000	666,783
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	160,000	225,024
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	7,395
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	18,205
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	160,000	188,229
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	211,054
				1,769,167

Transportation Revenue : 0.06%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	139,386
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	20,718
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	260,000	386,149
				546,253

Utilities Revenue : 0.03%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	52,884
Los Angeles CA DW&P Build America Bonds	6.57	7-1-2045	175,000	247,809
				300,693

				2,704,202

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Florida : 0.04%
Miscellaneous Revenue : 0.04%
Florida Board of Administrative Finance Series A	2.64%	7-1-2021	$370,000	$366,422

Georgia : 0.04%
Utilities Revenue : 0.04%
Municipal Electric Authority of Georgia Build America Bonds	6.66	4-1-2057	259,000	323,755
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	12,014
				335,769

Illinois : 0.12%
GO Revenue : 0.08%
Chicago IL Series B	6.31	1-1-2044	140,000	143,977
Illinois Taxable Pension	5.10	6-1-2033	640,000	616,013
				759,990

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	47,473

Tax Revenue : 0.03%
Chicago IL Transit Authority Series B	6.90	12-1-2040	260,000	340,746

				1,148,209

Kansas : 0.00%
Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	5,460

Massachusetts : 0.02%
GO Revenue : 0.02%
Massachusetts Build America Bonds	4.91	5-1-2029	130,000	145,280
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,406
Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,335
				161,021

New Jersey : 0.09%
Miscellaneous Revenue : 0.05%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	395,000	480,683

Transportation Revenue : 0.04%
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	230,000	324,769

				805,452

New York : 0.13%
Airport Revenue : 0.03%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	270,000	291,751

Tax Revenue : 0.05%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	210,000	310,456

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77%	8-1-2036	$100,000	$118,822
				429,278

Water & Sewer Revenue : 0.05%
New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	12,289
New York NY Municipal Water Finance Authority Series CC	5.88	6-15-2044	350,000	460,772
				473,061

				1,194,090

Ohio : 0.02%
Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,774

Utilities Revenue : 0.02%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	197,061
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	12,856
				209,917

				215,691

Oregon : 0.03%
Tax Revenue : 0.03%
Oregon	5.76	6-1-2023	181,373	194,701
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	100,000	123,208
				317,909

Pennsylvania : 0.00%
Transportation Revenue : 0.00%
Pennsylvania Turnpike Comission Series B	5.51	12-1-2045	5,000	6,209

Texas : 0.08%
Miscellaneous Revenue : 0.05%
Texas Build America Bonds	5.52	4-1-2039	400,000	498,064

Utilities Revenue : 0.03%
San Antonio TX	4.43	2-1-2042	250,000	274,545

				772,609

Wisconsin : 0.01%
Tax Revenue : 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	78,231

Total Municipal Obligations (Cost $8,266,136)				8,111,274

Non-Agency Mortgage-Backed Securities : 1.58%
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	20,262

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14%	2-10-2048	$55,000	$53,778
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	539,275
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,466,982
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.76	2-10-2049	40,000	41,844
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.76	2-10-2049	95,000	95,647
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	128,342
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	137,925
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	54,483	53,558
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.24	7-10-2045	505,000	527,438
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,460,000	1,453,007
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,501
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	390,000	390,971
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.46	12-10-2047	60,000	58,612
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	58,939
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.39	10-10-2049	65,000	63,594
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,065,858
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	730,789
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	39,125
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,198,024
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	83,193
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	589,997
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	20,696
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	100,000	98,069
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,477,456
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	1,395,000	1,416,255
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	19,948
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	59,708
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.36	8-15-2046	660,000	682,443
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,577
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	59,144
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,030,000	1,017,281
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	403,838
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class A1	2.03	5-15-2050	552,525	542,439
Total Non-Agency Mortgage-Backed Securities (Cost $15,196,558)				14,703,515

U.S. Treasury Securities : 49.79%
U.S. Treasury Bond	2.13	9-30-2024	4,065,000	3,911,451
U.S. Treasury Bond	2.13	11-30-2024	5,535,000	5,319,005
U.S. Treasury Bond	2.50	2-15-2046	1,970,000	1,778,848
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	5,773,562
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	5,817,355
U.S. Treasury Bond	2.75	11-15-2047	1,255,000	1,195,731
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,304,861
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	5,817,291
U.S. Treasury Bond	2.88	8-15-2045	735,000	715,850
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	5,805,211

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	11-15-2044	$585,000	$583,743
U.S. Treasury Bond	3.00	5-15-2045	810,000	808,260
U.S. Treasury Bond	3.00	11-15-2045	55,000	54,854
U.S. Treasury Bond	3.00	2-15-2047	70,000	69,773
U.S. Treasury Bond	3.00	5-15-2047	25,556,000	25,449,184
U.S. Treasury Bond	3.00	2-15-2048	435,000	433,369
U.S. Treasury Bond	3.13	11-15-2041	4,350,000	4,447,705
U.S. Treasury Bond	3.13	2-15-2042	1,555,000	1,589,562
U.S. Treasury Bond ##	3.38	5-15-2044	1,565,000	1,667,214
U.S. Treasury Bond ##	3.63	8-15-2043	1,100,000	1,219,238
U.S. Treasury Bond	3.63	2-15-2044	35,000	38,836
U.S. Treasury Bond	3.75	8-15-2041	3,100,000	3,494,523
U.S. Treasury Bond ##	4.25	11-15-2040	1,410,000	1,702,961
U.S. Treasury Bond	4.75	2-15-2041	390,000	503,694
U.S. Treasury Bond	5.00	5-15-2037	4,244,000	5,529,965
U.S. Treasury Bond	5.25	2-15-2029	760,000	926,488
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,550,953
U.S. Treasury Bond	5.50	8-15-2028	110,000	135,588
U.S. Treasury Bond	6.13	11-15-2027	3,685,000	4,680,958
U.S. Treasury Bond	6.38	8-15-2027	730,000	938,535
U.S. Treasury Bond	6.88	8-15-2025	2,430,000	3,081,354
U.S. Treasury Note	0.75	7-15-2019	3,225,000	3,169,570
U.S. Treasury Note	0.75	8-15-2019	5,215,000	5,117,830
U.S. Treasury Note	1.00	9-30-2019	4,685,000	4,602,830
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,313,998
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,893,995
U.S. Treasury Note	1.13	12-31-2019	6,010,000	5,893,322
U.S. Treasury Note	1.13	4-30-2020	4,905,000	4,786,207
U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,785,945
U.S. Treasury Note	1.13	6-30-2021	730,000	698,861
U.S. Treasury Note	1.13	9-30-2021	3,655,000	3,483,815
U.S. Treasury Note	1.25	6-30-2019	20,000	19,780
U.S. Treasury Note	1.25	1-31-2020	4,605,000	4,519,736
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,822,832
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,744,950
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,879,284
U.S. Treasury Note	1.38	2-15-2020	2,925,000	2,874,727
U.S. Treasury Note	1.38	2-29-2020	4,770,000	4,685,593
U.S. Treasury Note	1.38	5-31-2020	3,325,000	3,256,292
U.S. Treasury Note	1.38	8-31-2020	5,190,000	5,065,521
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,904,446
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,276,537
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,698,320
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,827,305
U.S. Treasury Note	1.38	6-30-2023	6,170,000	5,783,652
U.S. Treasury Note	1.38	8-31-2023	435,000	406,657
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,728,077
U.S. Treasury Note	1.50	11-30-2019	5,950,000	5,872,836
U.S. Treasury Note ##	1.50	6-15-2020	23,000,000	22,575,938
U.S. Treasury Note	1.50	8-15-2020	5,170,000	5,062,965
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,759,833
U.S. Treasury Note	1.50	8-15-2026	1,680,000	1,515,084
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,865,681
U.S. Treasury Note	1.63	3-15-2020	10,000	9,863
U.S. Treasury Note	1.63	8-15-2022	5,765,000	5,528,995
U.S. Treasury Note	1.63	11-15-2022	2,035,000	1,946,207
U.S. Treasury Note	1.63	4-30-2023	3,940,000	3,747,617
U.S. Treasury Note	1.63	5-31-2023	6,085,000	5,781,701
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,746,787
U.S. Treasury Note	1.63	2-15-2026	6,240,000	5,720,569
U.S. Treasury Note	1.63	5-15-2026	6,285,000	5,742,919

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	10-31-2020	$3,080,000	$3,025,859
U.S. Treasury Note	1.75	12-31-2020	10,000	9,809
U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,918,296
U.S. Treasury Note	1.75	2-28-2022	1,030,000	997,652
U.S. Treasury Note	1.75	6-30-2022	28,353,000	27,375,043
U.S. Treasury Note	1.75	9-30-2022	10,000	9,627
U.S. Treasury Note ##	1.75	5-15-2023	775,000	741,185
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,780,578
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,618,856
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,141,059
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,794,288
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,136,891
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,552,863
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,935,275
U.S. Treasury Note	2.00	2-15-2023	30,000	29,106
U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,095,723
U.S. Treasury Note	2.00	2-15-2025	4,330,000	4,120,773
U.S. Treasury Note	2.00	8-15-2025	6,025,000	5,708,923
U.S. Treasury Note	2.13	12-31-2021	3,880,000	3,814,525
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,114,487
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,702,037
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,366,102
U.S. Treasury Note	2.13	5-15-2025	160,000	153,200
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,763,475
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,776,762
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,523,546
U.S. Treasury Note	2.25	10-31-2024	4,675,000	4,529,637
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,140,738
U.S. Treasury Note	2.25	12-31-2024	3,550,000	3,436,428
U.S. Treasury Note	2.25	11-15-2025	950,000	913,855
U.S. Treasury Note	2.25	2-15-2027	400,000	381,297
U.S. Treasury Note	2.25	8-15-2027	4,565,000	4,338,533
U.S. Treasury Note	2.38	4-15-2021	2,895,000	2,882,561
U.S. Treasury Note	2.38	8-15-2024	3,705,000	3,621,927
U.S. Treasury Note	2.38	5-15-2027	9,208,000	8,859,103
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,484,816
U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,902,032
U.S. Treasury Note	2.75	11-15-2023	50,000	50,082
U.S. Treasury Note	2.75	2-28-2025	3,500,000	3,491,934
U.S. Treasury Note	2.75	2-15-2028	3,935,000	3,897,956
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,468,918
U.S. Treasury Note	3.38	11-15-2019	5,685,000	5,765,389
U.S. Treasury Note	3.63	8-15-2019	4,585,000	4,656,282
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,606,485
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,725,982
U.S. Treasury Note	8.00	11-15-2021	760,000	894,781
U.S. Treasury Note	8.13	8-15-2019	55,000	58,792
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,881,591
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,091,204
Total U.S. Treasury Securities (Cost $474,552,424)				463,749,262

Yankee Corporate Bonds and Notes : 0.94%
Energy : 0.47%
Oil, Gas & Consumable Fuels : 0.47%
Ecopetrol SA	5.88	9-18-2023	520,000	550,160
Ecopetrol SA	7.38	9-18-2043	40,000	44,950
Equinor ASA	2.90	11-8-2020	110,000	110,248
Equinor ASA	4.80	11-8-2043	310,000	344,632
Nexen Incorporated	7.50	7-30-2039	230,000	318,478
Nexen Incorporated	7.88	3-15-2032	200,000	269,739
Petroleos Mexicanos Company	4.50	1-23-2026	140,000	130,172
Petroleos Mexicanos Company	5.50	6-27-2044	1,720,000	1,436,888

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos Company	6.50%	3-13-2027	$530,000	$539,169
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	102,520
Petroleos Mexicanos Company	6.63	6-15-2038	510,000	485,775
				4,332,731

Financials : 0.47%
Banks : 0.47%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,626
Corporación Andina de Fomento	4.38	6-15-2022	270,000	280,703
Export-Import Bank of Korea	2.88	1-21-2025	400,000	375,872
Export-Import Bank of Korea	5.13	6-29-2020	980,000	1,016,224
Japan Bank for International Cooperation	1.88	4-20-2021	1,760,000	1,709,385
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	345,657
Nordic Investment Bank	1.25	8-2-2021	400,000	381,516
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	259,043
				4,378,026

Total Yankee Corporate Bonds and Notes (Cost $9,034,910)				8,710,757

Yankee Government Bonds : 4.95%
African Development Bank	1.13	9-20-2019	880,000	864,410
Asian Development Bank	1.63	5-5-2020	140,000	137,538
Asian Development Bank	2.00	2-16-2022	1,620,000	1,574,167
Asian Development Bank	2.00	4-24-2026	300,000	279,074
Asian Development Bank	2.63	1-12-2027	900,000	873,247
Asian Development Bank	5.82	6-16-2028	10,000	12,084
Asian Development Bank	6.22	8-15-2027	160,000	196,566
Canada	2.00	11-15-2022	70,000	67,679
Council of Europe	1.88	1-27-2020	370,000	365,802
European Bank for Reconstruction and Development	0.88	7-22-2019	60,000	58,976
European Bank for Reconstruction and Development	2.13	3-7-2022	780,000	759,846
European Investment Bank	1.25	5-15-2019	40,000	39,574
European Investment Bank	1.25	12-16-2019	890,000	873,046
European Investment Bank	1.38	6-15-2020	1,740,000	1,697,791
European Investment Bank	1.63	8-14-2020	570,000	557,633
European Investment Bank	1.63	12-15-2020	280,000	272,685
European Investment Bank	1.88	2-10-2025	110,000	102,351
European Investment Bank	2.13	10-15-2021	750,000	733,543
European Investment Bank	2.38	6-15-2022	1,540,000	1,511,258
European Investment Bank	3.25	1-29-2024	100,000	101,441
Export Development Canada	2.00	11-30-2020	170,000	167,165
Export Development Canada	1.63	1-17-2020	900,000	887,054
FMS Wertmanagement	1.75	3-17-2020	550,000	542,098
Hydro-Quebec	9.40	2-1-2021	925,000	1,073,267
Inter-American Development Bank	1.75	4-14-2022	580,000	559,046
Inter-American Development Bank	2.13	1-18-2022	590,000	578,022
Inter-American Development Bank	2.13	1-15-2025	690,000	658,332
Inter-American Development Bank	3.20	8-7-2042	50,000	49,413
Inter-American Development Bank	3.88	2-14-2020	140,000	143,171
Inter-American Development Bank	4.38	1-24-2044	40,000	47,561
International Bank for Reconstruction & Development	1.88	4-21-2020	330,000	325,925
International Bank for Reconstruction & Development	1.13	8-10-2020	660,000	639,398
International Bank for Reconstruction & Development	1.25	7-26-2019	2,115,000	2,087,340
International Bank for Reconstruction & Development	1.38	3-30-2020	60,000	58,761
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	855,964
International Bank for Reconstruction & Development	1.75	9-14-2022	1,180,000	1,130,873
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	233,446
International Bank for Reconstruction & Development	2.50	7-29-2025	250,000	242,546
International Bank for Reconstruction & Development	4.75	2-15-2035	130,000	156,270

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
International Finance Corporation	1.75%	9-16-2019	$590,000	$584,808
Israel Government AID Bond	5.50	4-26-2024	60,000	68,403
Italy	5.38	6-15-2033	200,000	218,714
Italy	6.88	9-27-2023	100,000	109,500
KfW	1.25	9-30-2019	530,000	521,428
KfW	1.50	6-15-2021	890,000	857,137
KfW	2.00	5-2-2025	40,000	37,480
KfW	2.13	3-7-2022	1,820,000	1,773,662
KfW	2.13	6-15-2022	130,000	126,393
KfW	2.13	1-17-2023	1,500,000	1,449,618
KfW	2.75	9-8-2020	2,120,000	2,123,511
Korea Development Bank	2.25	5-18-2020	650,000	637,809
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,073
Landwirtschaftliche Rentenbank	2.25	10-1-2021	900,000	884,964
Oriental Republic of Uruguay	5.10	6-18-2050	650,000	643,793
Province of Alberta	1.90	12-6-2019	230,000	227,404
Province of Alberta	2.20	7-26-2022	90,000	86,996
Province of British Columbia	2.00	10-23-2022	15,000	14,419
Province of British Columbia	2.25	6-2-2026	390,000	364,220
Province of Manitoba	2.10	9-6-2022	350,000	336,388
Province of Manitoba	2.13	6-22-2026	20,000	18,276
Province of Ontario	1.88	5-21-2020	140,000	137,669
Province of Ontario	2.50	4-27-2026	790,000	746,519
Province of Ontario	3.20	5-16-2024	5,000	4,997
Province of Ontario	4.40	4-14-2020	440,000	453,438
Province of Quebec	2.50	4-20-2026	75,000	71,227
Province of Quebec	2.63	2-13-2023	60,000	58,900
Republic of Chile	2.25	10-30-2022	200,000	191,582
Republic of Chile	3.63	10-30-2042	285,000	265,763
Republic of Colombia	4.38	7-12-2021	330,000	335,445
Republic of Colombia	6.13	1-18-2041	335,000	371,515
Republic of Colombia	7.38	9-18-2037	610,000	756,400
Republic of Hungary	5.38	3-25-2024	315,000	336,656
Republic of Hungary	6.38	3-29-2021	30,000	32,125
Republic of Hungary	7.63	3-29-2041	245,000	339,658
Republic of Indonesia	2.95	1-11-2023	200,000	190,849
Republic of Indonesia	3.50	1-11-2028	200,000	187,038
Republic of Korea	3.88	9-11-2023	210,000	215,061
Republic of Panama	6.70	1-26-2036	95,000	116,850
Republic of Panama	9.38	4-1-2029	475,000	665,000
Republic of Peru	5.63	11-18-2050	390,000	449,475
Republic of Peru	6.55	3-14-2037	120,000	150,300
Republic of Peru	7.35	7-21-2025	130,000	158,600
Republic of Poland	3.00	3-17-2023	910,000	887,396
Republic of Poland	3.25	4-6-2026	10,000	9,638
Republic of Poland	5.13	4-21-2021	10,000	10,486
Republic of Philippines	4.00	1-15-2021	105,000	106,640
Republic of Philippines	5.50	3-30-2026	705,000	778,106
Republic of Philippines	6.38	10-23-2034	475,000	583,449
Republic of Philippines	8.38	6-17-2019	300,000	316,412
State of Israel	4.00	6-30-2022	365,000	373,788
State of Israel	5.50	12-4-2023	240,000	271,795
State of Israel	5.50	9-18-2033	176,000	220,287
Swedish Export Credit ¤	0.00	5-11-2037	175,000	91,209
Swedish Export Credit	1.88	6-23-2020	800,000	786,809
United Mexican States	4.00	10-2-2023	445,000	445,668
United Mexican States	4.15	3-28-2027	420,000	412,650
United Mexican States	4.35	1-15-2047	225,000	196,425
United Mexican States	5.75	10-12-2099	275,000	264,413
United Mexican States	6.05	1-11-2040	60,000	65,010
United Mexican States	7.50	4-8-2033	715,000	911,625
United Mexican States	8.30	8-15-2031	390,000	561,324
Total Yankee Government Bonds (Cost $47,488,046)				46,136,556

10

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.58%
Investment Companies : 2.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.67%	24,049,104	$24,049,104

Total Short-Term Investments (Cost $24,049,104)				24,049,104

Total investments in securities (Cost $1,003,408,547)	105.34%			981,094,078
Other assets and liabilities, net	(5.34)			(49,704,944)

Total net assets	100.00%			$931,389,134

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	72,834,127	61,906,772	110,691,795	24,049,104	$24,049,104	2.58%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$408,463,716	$0	$408,463,716
Asset-backed securities	0	7,169,894	0	7,169,894
Municipal obligations	0	8,111,274	0	8,111,274
Non-agency mortgage-backed securities	0	14,703,515	0	14,703,515
U.S. Treasury securities	463,749,262	0	0	463,749,262
Yankee corporate bonds and notes	0	8,710,757	0	8,710,757
Yankee government bonds	0	46,136,556	0	46,136,556
Short-term investments
Investment companies	24,049,104	0	0	24,049,104

Total assets	$487,798,366	$493,295,712	$0	$981,094,078

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Expiration date	Principal	Value
Participation Notes : 0.46%
United Kingdom : 0.46%
Biz Finance plc (State Export-Import Ukreximbank) (Financials, Banks)	9.63%	4-27-2022	$300,000	$309,300

Total Participation Notes (Cost $314,581)				309,300

		Maturity date
Yankee Corporate Bonds and Notes : 15.35%
Azerbaijan : 1.03%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels )	4.75	3-13-2023	700,000	691,520

Chile : 1.49%
Banco del Estado de Chile (Financials, Banks )	4.13	10-7-2020	300,000	302,223
Codelco Incorporated (Materials, Metals & Mining )	4.88	11-4-2044	250,000	255,023
Codelco Incorporated (Materials, Metals & Mining )	5.63	9-21-2035	400,000	447,523
				1,004,769

China : 2.88%
CCTI 2017 Limited (Financials, Capital Markets )	3.63	8-8-2022	200,000	191,978
Charming Light Investments Limited (Financials, Diversified Financial Services )	2.38	8-30-2021	200,000	190,409
Chinalco Capital Holdings Limited (Materials, Metals & Mining )	4.25	4-21-2022	200,000	189,909
Export-Import Bank of China (Financials, Banks )	2.00	4-26-2021	450,000	433,278
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals ) ±	5.00	12-29-2049	25,000	25,048
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels )	4.10	4-28-2045	200,000	187,184
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels )	1.75	9-29-2019	550,000	539,956
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities )	2.88	5-18-2026	200,000	184,487
				1,942,249

Indonesia : 0.98%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels )	5.63	5-20-2043	200,000	195,227
PT Perusahaan Listrik Negara (Utilities, Electric Utilities )	4.13	5-15-2027	500,000	468,268
				663,495

Kazakhstan : 0.65%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels )	5.75	4-19-2047	450,000	436,237

Malaysia : 1.84%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.13	3-18-2022	200,000	197,609
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.50	3-18-2025	1,066,000	1,039,566
				1,237,175

Mexico : 3.52%
Comision Federal de Electricidad (Utilities, Electric Utilities )	5.75	2-14-2042	200,000	193,750
Mexico City Airport Trust (Industrials, Airlines )	5.50	7-31-2047	200,000	174,500
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	3.50	1-30-2023	425,000	398,650
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	4.88	1-24-2022	850,000	854,250

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Mexico (continued)
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.38%	3-13-2022	$225,000	$230,605
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.63	1-23-2046	400,000	337,720
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	6.35	2-12-2048	200,000	181,180
				2,370,655

Oman : 0.26%
Lamar Funding Limited (Utilities, Electric Utilities )	3.96	5-7-2025	200,000	178,000

Peru : 0.80%
Corporacion Financiera de Desarrollo SA (Financials, Banks )	3.25	7-15-2019	250,000	250,125
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels )	4.75	6-19-2032	300,000	286,200
				536,325

Russia : 0.42%
Vnesheconombank (Financials, Banks )	5.94	11-21-2023	275,000	284,295

South Africa : 0.70%
Eskom Holdings SOC Limited (Utilities, Electric Utilities )	6.75	8-6-2023	200,000	199,376
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	273,309
				472,685

Turkey : 0.36%
TC Ziraat Bankasi AS (Financials, Banks )	4.25	7-3-2019	250,000	245,488

Venezuela : 0.42%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	5.38	4-12-2027	550,000	132,275
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	5.50	4-12-2037	200,000	47,600
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	9.00	11-17-2021	400,000	104,980
				284,855

Total Yankee Corporate Bonds and Notes (Cost $10,726,901)				10,347,748

Yankee Government Bonds : 80.38%
Arab Republic of Egypt	5.75	4-29-2020	200,000	204,788
Arab Republic of Egypt	5.88	6-11-2025	437,000	425,673
Arab Republic of Egypt	6.13	1-31-2022	200,000	202,014
Arab Republic of Egypt	8.50	1-31-2047	750,000	795,030
China Development Bank	4.00	1-24-2037	600,000	586,670
Dominican Republic	5.95	1-25-2027	1,950,000	1,959,750
Export Credit Bank of Turkey	5.00	9-23-2021	200,000	191,407
Export-Import Bank of India	4.00	1-14-2023	475,000	471,789
Federal Republic of Brazil	2.63	1-5-2023	200,000	184,200
Federal Republic of Brazil	5.63	1-7-2041	450,000	400,275
Federation of Malaysia	3.18	4-27-2026	650,000	626,457
Federative Republic of Brazil	6.00	4-7-2026	723,000	753,728
Federative Republic of Brazil	10.13	5-15-2027	425,000	573,750
Government of Jamaica	6.75	4-28-2028	325,000	349,690
Government of Jamaica	7.88	7-28-2045	300,000	337,875
Islamic Republic of Pakistan	8.25	4-15-2024	550,000	563,025
Kingdom of Jordan	5.75	1-31-2027	500,000	475,000
Kingdom of Morocco	5.50	12-11-2042	200,000	207,056

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Lebanese Republic	6.00%	1-27-2023	$500,000	$447,694
Lebanese Republic	6.38	3-9-2020	200,000	194,886
Lebanese Republic	6.60	11-27-2026	500,000	422,540
Lebanese Republic	7.05	11-2-2035	200,000	160,058
Lebanese Republic	8.25	4-12-2021	350,000	347,550
Mongolia Government	5.63	5-1-2023	450,000	435,042
Oman Government International Bond	4.75	6-15-2026	375,000	350,798
Oriental Republic of Uruguay	4.13	11-20-2045	850,000	765,000
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	513,775
Oriental Republic of Uruguay	5.10	6-18-2050	25,000	24,761
Republic of Angola	9.50	11-12-2025	250,000	280,457
Republic of Argentina	5.63	1-26-2022	1,500,000	1,437,765
Republic of Argentina	7.63	4-22-2046	1,000,000	882,500
Republic of Armenia	6.00	9-30-2020	200,000	205,520
Republic of Azerbaijan	3.50	9-1-2032	200,000	165,900
Republic of Belarus	7.63	6-29-2027	200,000	214,192
Republic of Chile	3.86	6-21-2047	350,000	331,625
Republic of Colombia	3.88	4-25-2027	1,743,000	1,664,565
Republic of Colombia	5.00	6-15-2045	586,000	565,490
Republic of Costa Rica	7.00	4-4-2044	550,000	522,616
Republic of Croatia	6.00	1-26-2024	425,000	455,040
Republic of Croatia	6.63	7-14-2020	628,000	660,185
Republic of Ecuador	7.95	6-20-2024	550,000	518,375
Republic of Ecuador	9.63	6-2-2027	500,000	491,350
Republic of Ecuador	9.65	12-13-2026	200,000	196,340
Republic of Ecuador	10.50	3-24-2020	520,000	541,643
Republic of El Salvador	7.65	6-15-2035	547,000	541,743
Republic of Gabon	6.38	12-12-2024	350,000	336,466
Republic of Ghana	8.13	1-18-2026	225,000	237,375
Republic of Guatemala	4.38	6-5-2027	400,000	377,000
Republic of Honduras	6.25	1-19-2027	300,000	301,368
Republic of Hungary	5.38	2-21-2023	700,000	743,400
Republic of Hungary	5.38	3-25-2024	200,000	213,750
Republic of Hungary	6.25	1-29-2020	450,000	470,251
Republic of Indonesia	4.55	3-29-2026	500,000	500,675
Republic of Indonesia	4.63	4-15-2043	200,000	188,123
Republic of Indonesia	5.88	1-15-2024	800,000	862,322
Republic of Indonesia	7.75	1-17-2038	475,000	623,034
Republic of Iraq	5.80	1-15-2028	500,000	472,704
Republic of Ivory Coast	5.38	7-23-2024	375,000	360,600
Republic of Ivory Coast	6.13	6-15-2033	250,000	230,250
Republic of Kazakhstan	3.88	10-14-2024	944,000	944,619
Republic of Kazakhstan	4.88	10-14-2044	300,000	295,500
Republic of Kenya	6.88	6-24-2024	400,000	404,728
Republic of Kenya	8.25	2-28-2048	200,000	198,772
Republic of Lithuania	6.63	2-1-2022	750,000	825,938
Republic of Namibia	5.50	11-3-2021	200,000	202,656
Republic of Nigeria	6.38	7-12-2023	300,000	308,250
Republic of Nigeria	6.50	11-28-2027	550,000	542,630
Republic of Nigeria	7.88	2-16-2032	300,000	314,226
Republic of Panama	4.00	9-22-2024	1,213,000	1,225,130
Republic of Panama	4.50	5-15-2047	400,000	388,000
Republic of Panama	5.20	1-30-2020	200,000	206,400
Republic of Paraguay	4.63	1-25-2023	225,000	225,281
Republic of Paraguay	5.00	4-15-2026	250,000	252,188
Republic of Peru	6.55	3-14-2037	565,000	707,663
Republic of Peru	7.35	7-21-2025	200,000	244,000
Republic of Peru	8.75	11-21-2033	325,000	473,688
Republic of Philippines	3.70	2-2-2042	700,000	652,670
Republic of Philippines	5.50	3-30-2026	379,000	418,301
Republic of Philippines	6.38	1-15-2032	300,000	362,340
Republic of Philippines	8.38	6-17-2019	1,000,000	1,054,708
Republic of Poland	3.25	4-6-2026	950,000	915,563

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Poland		5.13%	4-21-2021	$625,000	$655,356
Republic of Senegal		6.75	3-13-2048	250,000	225,120
Republic of Serbia		4.88	2-25-2020	425,000	430,146
Republic of South Africa		4.85	9-27-2027	200,000	192,268
Republic of South Africa		4.88	4-14-2026	850,000	827,688
Republic of South Africa		6.25	3-8-2041	200,000	206,596
Republic of Sri Lanka		6.85	11-3-2025	400,000	400,588
Republic of Turkey		3.25	3-23-2023	250,000	224,255
Republic of Turkey		5.63	3-30-2021	561,000	562,626
Republic of Turkey		6.63	2-17-2045	1,050,000	960,750
Republic of Turkey		8.00	2-14-2034	200,000	214,250
Republic of Venezuela †		6.00	12-9-2020	225,000	63,563
Republic of Venezuela †		7.00	3-31-2038	200,000	57,500
Republic of Venezuela †		9.00	5-7-2023	1,010,000	290,375
Republic of Zambia		8.50	4-14-2024	200,000	186,450
Republic of Zambia		8.97	7-30-2027	200,000	184,346
Romania		6.13	1-22-2044	200,000	232,638
Romania		6.75	2-7-2022	802,000	874,180
Russian Federation		4.50	4-4-2022	400,000	407,500
Russian Federation		5.25	6-23-2047	200,000	189,874
Russian Federation		7.50	3-31-2030	222,500	247,126
Russian Federation		12.75	6-24-2028	750,000	1,214,453
Socialist Republic of Vietnam		4.80	11-19-2024	250,000	251,662
Sri Lanka		6.25	7-27-2021	800,000	811,730
Sultanate of Oman		5.38	3-8-2027	697,000	673,407
Sultanate of Oman		6.50	3-8-2047	400,000	375,800
Trinidad & Tobago Government		4.38	1-16-2024	300,000	294,693
Ukraine Government		7.75	9-1-2019	200,000	205,484
Ukraine Government		7.75	9-1-2020	225,000	232,538
Ukraine Government		7.75	9-1-2023	550,000	555,720
Ukraine Government		7.75	9-1-2025	400,000	394,515
Ukraine Government		7.75	9-1-2026	250,000	245,640
United Mexican States		6.75	9-27-2034	1,150,000	1,357,863
ZAR Sovereign Capital Fund Proprietary Limited		3.90	6-24-2020	200,000	199,868
Total Yankee Government Bonds (Cost $57,116,716)					54,172,724

		Yield		Shares
Short-Term Investments : 2.44%
Investment Companies : 2.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		1,646,189	1,646,189

Total Short-Term Investments (Cost $1,646,189)					1,646,189

Total investments in securities (Cost $69,804,387)	98.63%				66,475,961
Other assets and liabilities, net	1.37				925,093

Total net assets	100.00%				$67,401,054

±	Variable rate investment. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	6,608,673	4,962,484	1,646,189	$1,646,189	2.44%

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Participation notes	$0	$309,300	$0	$309,300
Yankee corporate bonds and notes	0	10,347,748	0	10,347,748
Yankee government bonds	0	54,172,724	0	54,172,724
Short-term investments
Investment companies	1,646,189	0	0	1,646,189

Total assets	$1,646,189	$64,829,772	$0	$66,475,961

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 92.17%
Brazil : 3.55%
Arezzo Industria E Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,500	$63,137
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	61,000	261,261
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	19,935	135,700
Banco Santander (Brasil) SA (Financials, Banks)	13,000	62,660
BRF SA (Consumer Staples, Food Products)†	62,800	361,213
CCR SA (Industrials, Transportation Infrastructure)	136,482	377,483
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	36,741	257,993
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	6,859	79,566
Companhia Hering SA (Consumer Discretionary, Specialty Retail)	16,210	73,910
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)	9,200	39,774
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,664	228,210
Duratex SA (Materials, Paper & Forest Products)	40,400	105,772
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	22,800	48,367
EDP Energias do Brasil SA (Utilities, Electric Utilities)	26,347	93,529
Embraer SA (Industrials, Aerospace & Defense)	78,630	474,856
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers)†	34,200	119,478
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	12,700	126,146
Equatorial Energia SA (Utilities, Electric Utilities)	20,314	331,598
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	35,033	236,592
Ez Tec Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	15,700	75,843
Fibria Celulose SA (Materials, Paper & Forest Products)	25,966	493,515
Fleury SA (Health Care, Health Care Providers & Services)	25,105	165,702
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,740	67,340
Hypermarcas SA (Consumer Staples, Personal Products)	47,236	357,690
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	9,480	79,983
Iochpe Maxion SA (Industrials, Machinery)	13,200	84,324
IRB-Brasil Resseguros SA (Financials, Insurance)	17,400	225,300
JBS SA (Consumer Staples, Food Products)	113,629	272,474
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	181,969	528,211
Linx SA (Information Technology, Software)	16,100	82,142
Localiza Rent A Car SA (Industrials, Road & Rail)	57,221	379,983
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	80,433	640,820
M Dias Branco SA (Consumer Staples, Food Products)	14,755	166,408
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	9,300	270,755
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	33,700	121,894
Multiplus SA (Consumer Discretionary, Media)	4,700	32,814
Natura Cosmeticos SA (Consumer Staples, Personal Products)	26,776	242,448
Odontoprev SA (Health Care, Health Care Providers & Services)	30,462	114,190
Porto Seguro SA (Financials, Insurance)	11,968	136,615
Qualicorp SA (Health Care, Health Care Providers & Services)	27,301	139,656
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	25,333	423,594
Rumo SA (Industrials, Road & Rail)†	125,475	465,302
Sao Martinho SA (Consumer Staples, Food Products)	16,911	79,559
Smiles Fidelidade SA (Consumer Discretionary, Media)	6,600	103,270
Suzano Papel E Celulose SA (Materials, Paper & Forest Products)	70,400	814,769
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	99,014	356,541
Totvs SA (Information Technology, Software)	13,500	101,684
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	42,898	575,959
WEG SA (Industrials, Machinery)	83,733	386,282
		11,462,312

Chile : 2.48%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	260,906	68,714
Aguas Andinas SA Class A (Utilities, Water Utilities)	231,004	136,346
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	601,826	48,012
Antarchile SA (Industrials, Industrial Conglomerates)	17,310	304,860
Banco de Chile (Financials, Banks)	3,512,939	568,527
Banco de Credito e Inversiones (Financials, Banks)	6,353	452,369
Banco Santander Chile (Financials, Banks)	3,254,060	265,071

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Chile (continued)
CAP SA (Materials, Metals & Mining)	8,067	$83,837
Cencosud SA (Consumer Staples, Food & Staples Retailing)	146,061	392,348
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	712,922	166,280
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	15,585	218,224
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	17,512	191,163
Empresas CMPC SA (Materials, Paper & Forest Products)	139,703	544,839
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	55,555	845,093
Enel Americas SA (Utilities, Electric Utilities)	2,214,464	426,477
Enel Chile SA (Utilities, Electric Utilities)	1,307,050	139,216
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	312,092	223,821
Engie Energia Chile SA (Utilities, Electric Utilities)	46,408	93,256
Grupo Security SA (Financials, Diversified Financial Services)	269,207	140,955
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	36,005	59,070
Itau CorpBanca SA (Financials, Banks)	22,225,913	238,037
Molibdenos Y Metales SA (Materials, Metals & Mining)	2,478	33,026
Parque Arauco SA (Real Estate, Real Estate Management & Development)	63,785	186,570
Quinenco SA (Industrials, Industrial Conglomerates)	38,423	117,660
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	113,907	114,583
SACI Falabella (Consumer Discretionary, Multiline Retail)	122,288	1,145,540
Salfacorp SA (Industrials, Construction & Engineering)	48,616	84,873
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	60,049	110,902
SMU SA (Consumer Staples, Food & Staples Retailing)†	257,693	80,915
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	453,640	233,924
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	578,026	58,237
Sonda SA (Information Technology, IT Services)	52,756	86,543
Vina Concha y Toro SA (Consumer Staples, Beverages)	70,493	149,316
		8,008,604

China : 8.76%
Air China H Shares (Industrials, Airlines)	228,000	264,244
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining)†	424,000	223,266
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	126,000	772,720
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	15,300	96,952
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)144A	165,500	160,790
Bank of China Limited H Shares (Financials, Banks)	3,123,000	1,616,608
Bank of Jinzhou Company Limited H Shares (Financials, Banks)	203,000	176,000
BBMG Corporation (Materials, Construction Materials)	247,000	108,333
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	164,000	242,554
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	125,900	55,861
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,057,000	300,529
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,196,000	433,068
China CITIC Bank H Shares (Financials, Banks)	1,018,351	692,040
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	288,000	185,435
China Cosco Holdings Company Limited (Industrials, Marine)	291,000	163,621
China Eastern Airlines Company H Shares (Industrials, Airlines)	206,000	163,892
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	778,000	122,009
China Everbright Bank Company Limited H Shares (Financials, Banks)	586,000	292,133
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,212,000	407,956
China Merchants Bank Company Limited H Shares (Financials, Banks)	414,500	1,707,001
China Merchants Securities H Shares (Financials, Capital Markets)	100,600	143,399
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	596,000	568,401
China National Building Material Company Limited H Shares (Materials, Construction Materials)	314,000	359,511
China Pacific Insurance H Shares (Financials, Insurance)	287,600	1,243,069
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,604,000	2,546,496
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	193,500	219,326
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	407,000	328,477
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components)144A	164,000	128,177
China Reinsurance Group Corporation H Shares (Financials, Insurance)	649,000	145,634

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
China (continued)
China Resources Gas Group Limited (Utilities, Gas Utilities)	84,000	$319,155
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	386,000	1,008,899
China Southern Airlines Company H Shares (Industrials, Airlines)	216,000	213,709
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,442,000	672,904
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	142,500	509,629
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	71,900	78,746
Chongqing Rural Commercial Bank (Financials, Banks)	295,000	197,088
COSCO Shipping Development Company Limited H Shares (Industrials, Marine)†	451,000	85,678
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	210,000	202,150
CRRC Corporation Limited H Shares (Industrials, Machinery)	501,000	447,778
CSC Financial Company Limited H Shares (Financials, Capital Markets)	164,000	134,241
CSG Holding Company Limited Class B (Materials, Construction Materials)	38,870	19,972
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	322,000	103,868
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	300,000	342,335
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	57,600	213,341
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	329,000	320,896
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	216,000	366,279
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	112,400	263,688
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	65,600	152,558
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	460,000	355,416
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	150,500	200,165
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	138,000	208,323
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	121,000	175,872
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,812	36,707
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	37,200	118,574
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	325,000	97,377
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	86,000	141,886
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	95,200	79,746
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,246,692	1,859,067
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	508,000	895,114
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	224,000	192,778
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	304,000	116,279
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	55,000	352,375
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	84,800	127,115
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	89,600	277,030
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	205,500	102,750
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	113,000	247,231
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	160,272
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	156,500	168,209
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	368,000	271,665
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	136,800	607,849
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	228,000	129,360
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	79,000	137,388
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	42,000	266,141
Weichai Power Company Limited (Industrials, Machinery)	212,000	284,353
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	26,800	75,378
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	200,000	288,658
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	133,000	111,071
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	162,000	162,140
ZhongAn Online P & C Insurance Company Limited (Financials, Insurance)†144A	31,800	211,643
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	662,000	276,002
		28,254,350

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Colombia : 0.66%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	30,701	$175,261
Banco De Bogota SA (Financials, Banks)	9,970	241,390
Cementos Argos SA (Materials, Construction Materials)	53,601	170,612
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	11,832	102,914
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	275,022	196,964
Grupo Argos SA (Materials, Construction Materials)	40,624	272,949
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	30,375	390,098
Grupo Nutresa SA (Consumer Staples, Food Products)	34,458	307,819
Interconexion Electrica SA (Utilities, Electric Utilities)	50,876	249,245
Promigas SA (Utilities, Gas Utilities)	8,315	22,382
		2,129,634

Egypt : 0.26%
Commercial International Bank ADR (Financials, Banks)	174,122	829,691

Greece : 0.32%
FF Group (Consumer Discretionary, Specialty Retail)†(a)	3,820	21,436
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	10,705	88,854
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)	27,279	326,878
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	6,932	140,521
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	10,686	113,432
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,684	233,217
Titan Cement Company SA (Materials, Construction Materials)	3,939	96,703
		1,021,041

Hong Kong : 0.77%
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	58,000	320,571
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	572,000	326,724
China Resources Cement Holdings Limited (Materials, Construction Materials)	200,000	235,618
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	325,000	498,904
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	192,000	393,146
Guangdong Investment Limited (Utilities, Water Utilities)	312,000	525,887
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	796,000	179,636
		2,480,486

India : 12.65%
3M India Limited (Industrials, Industrial Conglomerates)†	349	101,074
Aarti Industries Limited (Materials, Chemicals)	7,998	147,498
ABB Limited India (Industrials, Industrial Conglomerates)	6,031	110,092
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	45,866	82,240
Adani Green Energy Limited (Energy, Energy Equipment & Services)(a)‡	27,763	10,569
Aia Engineering Limited (Industrials, Machinery)	3,249	74,253
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	6,910	196,280
Amara Raja Batteries Limited (Information Technology, Electrical Equipment)	8,086	95,673
Ambuja Cements Limited (Materials, Construction Materials)	52,919	161,072
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	12,496	175,980
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	40,780	162,739
Arvind Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,931	103,137
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	14,154	72,708
Ashok Leyland Limited (Industrials, Machinery)	209,471	459,559
Associated Cement Companies Limited (Materials, Construction Materials)	4,893	98,219
Astral Poly Technik Limited (Industrials, Building Products)	7,080	108,599
Atul Limited (Materials, Chemicals)	2,644	110,660
AU Small Finance Bank Limited (Financials, Consumer Finance)144A	17,404	179,836
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	35,630	293,720
Avanti Feeds Limited (Consumer Staples, Food Products)	1,892	45,780
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	8,241	138,558
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,380	85,247
Bayer Cropscience Limited (Materials, Chemicals)	1,083	74,188

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
India (continued)
Berger Paints India Limited (Materials, Chemicals)	31,787	$140,464
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	110,425	661,004
Biocon Limited (Health Care, Biotechnology)	24,254	239,153
Birla Corporation Limited (Materials, Construction Materials)	3,607	39,674
Blue Star Limited (Industrials, Building Products)	8,875	92,160
Britannia Industries Limited (Consumer Staples, Food Products)	6,676	586,053
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	24,681	132,142
Canara Bank (Financials, Banks)	12,297	46,859
Carborundum Universal Limited (Industrials, Machinery)	17,110	88,387
Care Ratings Limited (Financials, Capital Markets)	3,104	59,628
Castrol India Limited (Materials, Chemicals)	41,770	105,783
Ceat Limited (Consumer Discretionary, Auto Components)	1,767	35,659
Century Plyboards India Limited (Materials, Paper & Forest Products)	14,287	59,142
CESC Limited (Utilities, Electric Utilities)	7,643	115,445
CG Power & Industrial Solutions Limited (Industrials, Electrical Equipment)†	56,415	51,414
Cholamandalam Investment (Financials, Consumer Finance)	8,953	202,815
Cipla Limited India (Health Care, Pharmaceuticals)	53,005	412,211
City Union Bank Limited (Financials, Banks)	78,245	227,665
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	10,700	199,738
Container Corporation of India (Industrials, Road & Rail)	10,878	222,299
Coromandel International Limited (Materials, Chemicals)	12,669	84,660
Crisil Limited (Financials, Capital Markets)	2,582	65,621
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	55,438	186,279
Cummins India Limited (Industrials, Machinery)	11,987	124,582
Cyient Limited (Information Technology, Software)	10,719	117,034
Dabur India Limited (Consumer Staples, Personal Products)	70,446	400,133
DCB Bank Limited (Financials, Banks)	34,173	93,785
Dewan Housing Finance Corporation (Financials, Thrifts & Mortgage Finance)	19,171	174,189
Dilip Buildcon Limited (Industrials, Construction & Engineering)144A	4,255	52,482
Dishman Carbogen Amcis Limited (Health Care, Life Sciences Tools & Services)	20,608	94,302
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	13,834	214,729
Doctor Reddys Laboratories Limited (Health Care, Pharmaceuticals)	77	2,210
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	13,129	374,045
East India Distilleries Parry Limited (Materials, Chemicals)	13,206	46,341
Edelweiss Financial Services Limited (Financials, Capital Markets)	71,432	345,397
Endurance Technologies Limited (Consumer Discretionary, Auto Components)144A	2,994	58,099
Eris Lifesciences Limited (Health Care, Pharmaceuticals)†144A	7,283	87,052
Escorts Limited (Industrials, Machinery)	6,824	94,292
Fertilisers & Chemicals Travancore Limited (Materials, Chemicals)†	79,562	55,649
Finolex Cables Limited (Industrials, Electrical Equipment)	10,919	110,853
Finolex Industries Limited (Materials, Chemicals)	7,753	70,990
Fortis Healthcare Limited (Health Care, Health Care Providers & Services)†	37,628	82,050
Future Consumer Limited (Consumer Staples, Food Products)†	111,695	96,414
Future Retail Limited (Consumer Discretionary, Multiline Retail)	25,156	219,604
Gail India Limited (Utilities, Gas Utilities)	111,169	578,064
Gillette India Limited (Consumer Staples, Personal Products)	1,146	111,614
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	1,348	131,361
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	1,365	51,517
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	13,728	109,029
Godrej Properties Limited (Real Estate, Real Estate Management & Development)	9,218	99,860
Graphite India Limited (Industrials, Electrical Equipment)	8,938	117,674
Grasim Industries Limited (Materials, Construction Materials)	40,124	618,248
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	17,937	188,666
Gujarat Fluorochemicals Limited (Materials, Chemicals)	4,360	50,660
Gujarat Gas Limited (Utilities, Gas Utilities)	4,857	62,333
Gujarat Narmada Valley Fertilizers Company Limited (Materials, Chemicals)	9,420	66,634
Gujarat Piavav Port Limited (Industrials, Transportation Infrastructure)	31,938	54,640
Gujarat State Petronet Limited (Utilities, Gas Utilities)	34,309	91,184
Hatsun Agro Products Limited (Consumer Staples, Food Products)	6,082	65,531
Havells India Limited (Industrials, Electrical Equipment)	34,905	281,459
HCL Technologies Limited (Information Technology, IT Services)	60,098	810,732
HEG Limited (Industrials, Electrical Equipment)	2,824	148,192

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
India (continued)
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	12,861	$675,597
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	176,538	815,817
Hindustan Unilever Limited (Consumer Staples, Household Products)	99,547	2,377,135
India Cements Limited (Materials, Construction Materials)	24,974	48,092
India Infoline Limited (Financials, Capital Markets)	19,022	197,147
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	38,423	707,565
Indiabulls Real Estate Limited (Financials, Real Estate Management & Development)†	31,905	88,932
Indiabulls Ventures Limited (Financials, Capital Markets)	15,286	105,852
Indian Energy Exchange Limited (Financials, Capital Markets)	2,518	58,892
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	81,188	170,780
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	206,518	532,802
Indraprastha Gas Limited (Utilities, Gas Utilities)	37,940	148,988
Info Edge India Limited (Information Technology, Internet Software & Services)	8,373	157,546
Infosys Limited ADR (Information Technology, IT Services)	215,017	3,911,159
Infrastructure Development Finance Company Limited (Financials, Diversified Financial Services)	128,348	96,334
Interglobe Aviation Limited (Industrials, Airlines)	9,715	175,527
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	10,844	107,729
Jain Irrigation Systems Limited (Industrials, Machinery)	42,894	65,820
Jindal Stainless Hisar Limited (Materials, Metals & Mining)†	18,231	47,710
JM Financial Limited (Financials, Capital Markets)	39,747	80,722
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	50,226	61,217
JSW Steel Limited (Materials, Metals & Mining)	154,020	757,518
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,720	138,288
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	11,885	138,994
Jyothy Laboratories Limited (Consumer Staples, Household Products)	11,989	75,177
Kajaria Ceramics Limited (Industrials, Building Products)	9,826	79,961
Kansai Nerolac Paints Limited (Materials, Chemicals)	15,634	113,567
Karnataka Bank Limited (Financials, Banks)	34,557	61,425
Karur Vysya Bank Limited (Financials, Banks)	85,311	132,867
KEC International Limited (Industrials, Construction & Engineering)	16,888	90,368
KRBL Limited (Consumer Staples, Food Products)	10,055	79,999
Lakshmi Machine Works Limited (Industrials, Machinery)	926	112,394
Lakshmi Vilas Bank Limited (Financials, Banks)	25,970	40,543
Laurus Labs Limited (Health Care, Pharmaceuticals)144A	6,819	47,690
Lupin Limited (Health Care, Pharmaceuticals)	24,265	276,998
Madras Cements Limited (Materials, Construction Materials)	12,432	142,508
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	33,110	239,263
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	39,556	541,003
Manappuram Finance Limited (Financials, Consumer Finance)	47,363	75,590
Marico Limited (Consumer Staples, Personal Products)	77,269	368,526
Minda Industries Limited (Consumer Discretionary, Auto Components)	4,009	75,900
Mindtree Limited (Information Technology, IT Services)	12,157	181,583
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	84,309	387,485
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	4,980	67,664
Mphasis Limited (Information Technology, IT Services)	9,654	157,523
MRF Limited (Consumer Discretionary, Auto Components)	318	356,884
Muthoot Finance Limited (Financials, Consumer Finance)	23,149	133,664
Nagarjuna Construction Company (Industrials, Construction & Engineering)	58,509	104,000
Natco Pharma Limited (Health Care, Pharmaceuticals)	11,362	136,009
Nestle India Limited (Consumer Staples, Food Products)	3,202	458,076
Oracle Financials Services (Information Technology, Software)	1,892	110,547
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	425	158,845
PC Jeweller Limited (Consumer Discretionary, Specialty Retail)	18,824	46,249
Persistent Systems Limited (Information Technology, IT Services)	7,882	92,045
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	88,926	289,447
Pfizer Limited (Health Care, Pharmaceuticals)	1,846	68,143
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	7,598	78,308
Pidilite Industries Limited (Materials, Chemicals)	27,928	479,079
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	9,818	345,021
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance)144A	3,952	70,575
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	17,354	63,776
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	1,020	140,592
Rain Industries Limited (Materials, Chemicals)	27,029	93,885
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	13,628	121,947

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
India (continued)
Redington India Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,614	$43,441
Reliance Capital Limited (Financials, Diversified Financial Services)	13,892	85,967
Reliance Power Limited (Utilities, Independent Power & Renewable Electricity Producers)	69,599	37,542
Sadbhav Engineering Limited (Industrials, Construction & Engineering)	13,851	70,782
Sanofi India Limited (Health Care, Pharmaceuticals)	1,046	77,516
Schaeffler India Limited (Industrials, Machinery)	1,098	86,748
Shriram City Union Finance Limited (Financials, Consumer Finance)	2,562	84,283
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	15,156	326,624
SKF India Limited (Industrials, Machinery)	3,309	87,483
Solar Industries India Limited (Materials, Chemicals)	4,405	76,416
Solara Active Pharma Sciences Limited (Health Care, Pharmaceuticals)(a)‡	1,170	2,034
South Indian Bank Limited (Financials, Banks)	218,441	77,850
SRF Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,120	89,334
Strides Shasun Limited (Health Care, Pharmaceuticals)	6,914	41,167
Sundaram Finance Limited (Financials, Consumer Finance)	12,339	339,913
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	12,288	115,382
Supreme Industries Limited (Materials, Chemicals)	6,562	126,597
Suzlon Energy Limited (Industrials, Electrical Equipment)†	532,867	69,093
Tata Consultancy Services Limited (Information Technology, IT Services)	48,298	1,246,089
Tata Consultancy Services Limited (Information Technology, IT Services)(a)	48,298	1,246,089
Tata Elxsi Limited (Information Technology, Software)	4,295	78,737
Tata Steel Limited (Materials, Metals & Mining)	77,058	657,332
Tata Tea Limited (Consumer Staples, Food Products)	43,811	174,770
Tech Mahindra Limited (Information Technology, IT Services)	67,096	708,270
Thermax India Limited (Industrials, Machinery)	5,774	95,009
TI Financial Holdings Limited (Financials, Diversified Financial Services)	13,600	135,300
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,837	504,680
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,484	93,790
Torrent Power Limited (Utilities, Electric Utilities)	13,785	53,581
TTK Prestige Limited (Consumer Discretionary, Household Durables)	524	45,971
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	19,423	169,053
Ujjivan Financial Services Limited (Financials, Consumer Finance)	2,568	14,894
Union Bank of India (Financials, Banks)†	29,606	39,792
United Breweries Limited (Consumer Staples, Beverages)	10,341	179,367
Vakrangee Limited (Information Technology, IT Services)	44,374	21,437
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,042	56,515
Varun Beverages Limited (Consumer Staples, Beverages)	6,075	68,710
Voltas Limited (Industrials, Construction & Engineering)	23,242	185,967
Wabco India Limited (Consumer Discretionary, Auto Components)	582	64,352
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	3,927	89,678
Wipro Limited (Information Technology, IT Services)	122,424	475,128
Wockhardt Limited (Health Care, Pharmaceuticals)	6,205	62,848
Zee Entertainment Enterprises Limited (Consumer Discretionary, Media)	55,695	458,922
		40,819,308

Indonesia : 1.58%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	883,000	79,435
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	170,600	60,407
PT Bank Danamon Indonesia Tbk (Financials, Banks)	347,100	145,510
PT Bank Mandiri Persero Tbk (Financials, Banks)	1,902,300	965,183
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	799,000	487,335
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	515,200	76,010
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	534,300	117,281
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	366,800	97,145
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	50,500	248,956
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	965,200	263,268
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	49,300	91,628
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	247,800	155,154
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	440,800	224,445
PT Indonesian Satellite Corporation Tbk (Telecommunication Services, Wireless Telecommunication Services)	155,200	36,859

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Indonesia (continued)
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	217,700	$69,720
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	2,107,300	207,773
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	1,134,000	30,849
PT Mayora Indah Tbk (Consumer Staples, Food Products)	451,487	97,153
PT Medco Energi Internasional Tbk (Oil & Gas Extraction )†	1,234,100	99,474
PT Media Nusantara Citra Tbk (Consumer Discretionary, Media)	655,600	56,619
PT Minna Padi Investama Tbk (Financials, Capital Markets)†	564,300	20,509
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	687,400	88,801
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	1,133,400	168,848
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	308,100	186,257
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	606,400	29,458
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	1,059,000	75,071
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	667,000	118,087
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	407,200	111,361
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	891,300	79,540
PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	128,100	420,393
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	533,000	88,993
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	317,100	38,111
PT Xl Axiata Tbk (Telecommunication Services, Wireless Telecommunication Services)†	433,400	65,501
		5,101,134

Luxembourg : 0.10%
Kernel Holding SA (Consumer Staples, Food Products)	16,798	237,789
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)	14,615	98,426
		336,215

Malaysia : 5.62%
Affin Holdings Bhd (Financials, Banks)	184,700	114,161
AirAsia Bhd (Industrials, Airlines)	216,400	166,922
Alliance Financial Group Bhd (Financials, Banks)	142,000	151,276
AMMB Holdings Bhd (Financials, Banks)	191,100	170,454
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	203,600	71,618
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	474,100	519,366
Batu Kawan Bhd (Materials, Chemicals)	27,800	125,729
Bimb Holdings Bhd (Financials, Banks)	86,400	85,315
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	258,800	157,361
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	12,800	104,008
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	51,500	97,824
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	58,500	34,101
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	22,300	111,276
Dialog Group Bhd (Industrials, Construction & Engineering)	517,000	422,173
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	376,500	418,123
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	141,900	55,976
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	16,900	160,592
Gamuda Bhd (Industrials, Construction & Engineering)	244,700	205,351
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	243,700	538,222
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	295,800	370,122
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	82,700	203,633
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	89,000	136,407
Heineken Malaysia Bhd (Consumer Staples, Beverages)	20,600	118,010
Hong Leong Bank Bhd (Financials, Banks)	105,800	509,860
Hong Leong Financial Group Bhd (Financials, Banks)	40,600	192,799
IGB REIT Bhd (Real Estate, Equity REITs)	159,000	67,915
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	381,600	575,276
IJM Corporation Bhd (Industrials, Construction & Engineering)	302,900	128,618
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	175,700	101,094
IOI Corporation Bhd (Consumer Staples, Food Products)	301,100	350,275
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	175,800	69,790
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	31,600	61,691
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	34,400	66,121
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	43,300	270,897
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals)144A	68,600	87,905

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Malaysia (continued)
LPI Capital Bhd (Financials, Insurance)	18,500	$79,020
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	158,500	34,050
Malayan Banking Bhd (Financials, Banks)	1,144,100	2,776,886
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	101,900	213,273
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	687,900	202,222
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	256,300	372,859
MISC Berhad (Industrials, Marine)	143,400	211,497
Nestle Malaysia Bhd (Consumer Staples, Food Products)	7,900	293,769
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	37,800	61,354
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	28,200	177,419
Petronas Gas Bhd (Utilities, Gas Utilities)	67,700	299,037
PPB Group Bhd (Consumer Staples, Food Products)	63,400	317,319
Press Metal Bhd (Materials, Metals & Mining)	246,700	293,189
Public Bank Bhd (Financials, Banks)	349,700	2,096,443
Ql Resources Bhd (Consumer Staples, Food Products)	105,660	140,438
RHB Capital Bhd (Financials, Banks)	305,200	409,489
Scientex Bhd (Materials, Chemicals)	32,100	56,941
Sime Darby Bhd (Industrials, Industrial Conglomerates)	402,100	246,514
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	326,900	94,456
SP Setia Bhd (Real Estate, Real Estate Management & Development)	185,500	143,553
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	168,500	72,396
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	236,800	218,356
Tenaga Nasional Bhd (Utilities, Electric Utilities)	367,600	1,330,010
Time Dotcom Bhd (Telecommunication Services, Diversified Telecommunication Services)	52,400	98,744
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	90,700	233,815
TSH Resources Bhd (Consumer Staples, Food Products)	171,500	52,570
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	55,300	88,925
United Plantations Bhd (Consumer Staples, Food Products)	7,400	50,759
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	147,375	67,763
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	95,300	82,609
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	99,500	109,250
YTL Corporation Bhd (Utilities, Multi-Utilities)	615,962	147,026
YTL Power International Bhd (Utilities, Multi-Utilities)	226,000	46,563
		18,138,775

Mexico : 3.66%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	50,674	165,046
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,686,323	2,083,637
Arca Continental SAB de CV (Consumer Staples, Beverages)	44,467	267,542
Banco del Bajio SA (Financials, Banks)	119,600	225,832
Banco Santander Mexico SA (Financials, Banks)	184,153	240,802
Becle SAB de CV ADR (Consumer Staples, Beverages)	69,200	111,964
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	58,728	343,305
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	72,600	91,184
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	22,533	128,241
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	398,853	549,345
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	220,728	1,836,795
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals)†	99,393	84,121
Gentera SAB de CV (Financials, Consumer Finance)	108,748	83,805
GMexico Transportes SAB de CV (Industrials, Road & Rail)144A	67,000	92,381
Gruma SAB de CV Class B (Consumer Staples, Food Products)	21,990	231,348
Grupo Aeromexico SAB de CV (Industrials, Airlines)†	69,470	84,466
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	32,410	154,228
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	39,915	340,419
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	20,335	322,684
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	58,701	183,714
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	43,244	86,511
Grupo Elektra SAB de CV (Financials, Banks)	7,204	183,652
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	253,700	358,455
Grupo Lala SAB de CV (Consumer Staples, Food Products)	118,067	129,287
Grupo Rotoplas SAB de CV (Industrials, Machinery)	53,700	65,292

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Mexico (continued)
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	105,900	$104,866
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering)†	16,300	24,518
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	21,155	96,522
Industrias CH SAB de CV Series B (Materials, Metals & Mining)†	18,500	80,207
Industrias Penoles SAB de CV (Materials, Metals & Mining)	13,633	231,058
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	53,626	223,838
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs)144A	105,905	108,854
Mexichem SAB de CV (Materials, Chemicals)	134,224	378,485
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	86,091	116,114
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing)†	96,923	155,799
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	91,404	129,421
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	49,094	86,030
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	22,749	204,237
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	184,529	130,269
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	512,239	1,290,058
		11,804,332

Philippines : 1.86%
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	200,600	150,062
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	563,300	142,606
Ayala Corporation (Financials, Diversified Financial Services)	29,525	528,281
Bank of the Philippine Islands (Financials, Banks)	221,370	400,304
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	546,800	112,409
China Banking Corporation (Financials, Banks)	252,108	162,680
D&L Industries Incorporated (Materials, Chemicals)	420,600	88,386
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	509,600	104,761
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	1,071,100	107,649
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	3,870	119,042
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	9,810	181,129
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	196,390	315,881
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	77,190	402,586
Manila Electric Company (Utilities, Electric Utilities)	34,320	210,876
Manila Water Company (Utilities, Water Utilities)	132,500	71,502
Megaworld Corporation (Real Estate, Real Estate Management & Development)	1,205,000	111,473
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,275,300	112,879
Metropolitan Bank & Trust Company (Financials, Banks)	316,100	477,741
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	483,500	81,449
Philippine National Bank (Financials, Banks)†	144,330	140,112
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	14,283	34,800
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	97,320	92,253
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	13,680	337,212
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	127,610	113,435
Rizal Commercial Banking (Financials, Banks)	103,780	74,770
Robinsons Land Company (Real Estate, Real Estate Management & Development)	247,100	103,712
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	81,470	136,467
San Miguel Corporation (Consumer Staples, Beverages)	217,340	587,456
Security Bank Corporation (Financials, Banks)	79,470	294,975
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	188,780	102,771
Union Bank of Philippines (Financials, Banks)	17,920	30,358
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	472,900	62,561
		5,992,578

Poland : 1.17%
Alior Bank SA (Financials, Banks)†	10,522	197,712
Asseco Poland SA (Information Technology, Software)	9,678	120,321
Bank Millennium SA (Financials, Banks)†	72,934	158,314
Budimex SA (Industrials, Construction & Engineering)	1,398	59,143
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,559	188,948
CD Projekt SA (Information Technology, Software)	6,888	274,799
Ciech SA (Materials, Chemicals)	2,984	50,158
Cyfrowy Polsat SA (Consumer Discretionary, Media)	32,180	216,845

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Poland (continued)
Enea SA (Utilities, Electric Utilities)	19,256	$53,438
Energa SA (Utilities, Electric Utilities)	18,927	48,428
Eurocash SA (Consumer Staples, Food & Staples Retailing)	8,535	54,895
Grupa Kety SA (Materials, Metals & Mining)	855	84,464
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	10,432	154,917
Inter Cars SA (Consumer Discretionary, Distributors)	1,383	90,023
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining)†	5,990	135,216
Kruk SA (Financials, Diversified Financial Services)	1,877	118,396
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	154	392,156
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services)†	89,039	120,719
Orbis SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	821	21,376
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)†	76,544	203,796
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	31,570	697,573
Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	191,326	297,009
Tauron Polska Energia SA (Utilities, Electric Utilities)†	81,995	49,709
		3,788,355

Romania : 0.16%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)	53,613	522,232

Russia : 2.23%
Aeroflot PJSC (Industrials, Airlines)	57,758	129,145
Alrosa PJSC (Materials, Metals & Mining)	339,200	483,370
Bank Otkritie Financial Corporation PJSC (Financials, Banks)(a)	3,758	0
Credit Bank of Moscow PJSC (Financials, Banks)†	1,318,800	100,124
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	22,475	115,878
Inter Rao Ues PJSC (Utilities, Electric Utilities)	3,980,002	257,732
LSR Group PJSC (Real Estate, Real Estate Management & Development)	4,779	64,030
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	6,816	455,464
M.video PSJC (Consumer Discretionary, Specialty Retail)†	8,190	52,852
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	187,900	146,116
Mechel PJSC (Materials, Metals & Mining)†	22,638	40,447
Megafon PJSC (Telecommunication Services, Wireless Telecommunication Services)	28,630	219,561
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	8,283	1,477,663
Mobile TeleSystems PJSC (Telecommunication Services, Wireless Telecommunication Services)	114,364	518,848
Novolipetsk Steel PJSC (Materials, Metals & Mining)	104,170	272,631
PhosAgro PJSC (Materials, Chemicals)	4,452	165,077
PIK Group PJSC (Real Estate, Real Estate Management & Development)†	18,519	97,825
Polyus PJSC (Materials, Metals & Mining)	2,562	156,263
Rosgosstrakh PJSC (Financials, Insurance)†	563,000	3,355
Rostelecom PJSC (Telecommunication Services, Diversified Telecommunication Services)	114,880	121,111
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels)†	4,556	40,354
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,530	76,142
Severstal PJSC (Materials, Metals & Mining)	20,590	328,569
Sistema PJSC (Telecommunication Services, Wireless Telecommunication Services)	375,600	63,017
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	111,530	1,193,923
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,131,000	50,795
United Wagon PJSC (Industrials, Road & Rail)†	11,758	125,050
VTB Bank PJSC (Financials, Banks)	553,630,000	450,025
		7,205,367

South Africa : 5.07%
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	65,535	81,340
AECI Limited (Materials, Chemicals)	11,711	99,346
Anglogold Ashanti Limited (Materials, Metals & Mining)	39,948	338,852
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	112,877	60,118
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	38,799	761,960
Astral Foods Limited (Consumer Staples, Food Products)	4,584	97,305
Attacq Limited (Real Estate, Real Estate Management & Development)	76,554	110,351
Avi Limited (Consumer Staples, Food Products)	33,678	270,641

11

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Africa (continued)
Barclays Africa Group Limited (Financials, Banks)	39,561	$502,453
Barloworld Limited (Industrials, Trading Companies & Distributors)	19,679	205,601
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	30,761	613,577
Blue Label Telecoms Limited (Industrials, Commercial Services & Supplies)	56,905	52,748
Capitec Bank Holdings Limited (Financials, Banks)	6,422	441,135
Cashbuild Limited (Consumer Discretionary, Specialty Retail)	2,702	82,779
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	23,102	366,565
Coronation Fund Managers Limited (Financials, Capital Markets)	17,273	84,818
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	96,742	218,106
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	62,867	76,053
EOH Holdings Limited (Information Technology, IT Services)	14,340	37,838
Equites Property Fund Limited (Real Estate, Equity REITs)	48,999	75,096
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	8,620	74,553
Fortress REIT Limited Class B (Real Estate, Equity REITs)	95,422	110,939
Foschini Limited (Consumer Discretionary, Specialty Retail)	22,602	327,116
Gold Fields Limited (Materials, Metals & Mining)	81,249	288,361
Growthpoint Properties Limited (Real Estate, Equity REITs)	270,893	578,813
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	39,224	65,168
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	19,846	161,356
Imperial Holdings Limited (Consumer Discretionary, Distributors)	18,608	298,371
Investec Limited (Financials, Capital Markets)	26,113	188,986
Italtile Limited (Consumer Discretionary, Specialty Retail)	84,867	91,067
JSE Limited (Financials, Capital Markets)	8,839	126,030
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	160,199	103,821
Kumba Iron Ore Limited (Materials, Metals & Mining)	5,788	131,933
Liberty Holdings Limited (Financials, Insurance)	14,482	138,188
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	127,175	284,720
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	10,337	95,826
Mondi Limited (Materials, Paper & Forest Products)	10,697	294,709
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	25,341	499,654
Nampak Limited (Materials, Containers & Packaging)†	59,616	71,230
Nedbank Group Limited (Financials, Banks)	21,915	471,009
Netcare Limited (Health Care, Health Care Providers & Services)	125,845	292,716
Omnia Holdings Limited (Materials, Chemicals)	6,765	71,742
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	32,853	194,073
Pioneer Foods Group Limited (Consumer Staples, Food Products)	16,479	139,159
PPC Limited (Materials, Construction Materials)	136,530	86,980
Redefine Properties Limited (Real Estate, Equity REITs)	523,540	451,157
Remgro Limited (Financials, Diversified Financial Services)	46,578	746,419
Resilient REIT Limited (Real Estate, Equity REITs)	37,371	167,803
Reunert Limited (Industrials, Industrial Conglomerates)	15,940	99,797
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	174,656	63,524
Santam Limited (Financials, Insurance)	5,080	123,708
Sappi Limited (Materials, Paper & Forest Products)	48,983	320,256
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	46,931	862,933
Sibanye Gold Limited (Materials, Metals & Mining)†	218,761	135,587
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	17,914	271,243
Steinhoff Africa Retail Limited (Consumer Discretionary, Household Products)†	371,904	510,090
Super Group Limited (Consumer Staples, Food & Staples Retailing)†	36,845	105,412
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	29,256	119,138
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	30,832	489,243
Tiger Brands Limited (Consumer Staples, Food Products)	18,172	479,495
Tongaat-Hulett Limited (Consumer Staples, Food Products)	8,430	53,639
Trencor Limited (Industrials, Trading Companies & Distributors)	18,478	54,737
Truworths International Limited (Consumer Discretionary, Specialty Retail)	42,076	277,907
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	59,774	107,997
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	41,851	471,769
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	71,380	122,630
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	6,885	83,832
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	95,780	438,948
Zeder Investments Limited (Financials, Capital Markets)	117,705	55,570
		16,376,036

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
South Korea : 19.43%
Amorepacific Group (Consumer Staples, Personal Products)	4,194	$490,231
Asiana Airlines (Industrials, Airlines)†	17,414	80,047
BNK Financial Group Incorporated (Financials, Banks)	33,421	295,470
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,845	103,263
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services)†	7,306	676,412
Celltrion Pharm Incorporated (Health Care, Pharmaceuticals)†	1,720	148,712
Chabiotech Company Limited (Health Care, Health Care Providers & Services)†	5,324	93,841
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	9,804	180,082
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	784	76,367
CJ CGV Company Limited (Consumer Discretionary, Media)	1,461	89,453
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	1,037	337,185
CJ Corporation (Industrials, Industrial Conglomerates)	1,802	247,410
CJ E&M Corporation (Consumer Discretionary, Media)	2,649	222,644
CJ Korea Express Corporation (Industrials, Road & Rail)†	1,463	202,902
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	482	99,579
Com2us Corporation (Information Technology, Software)	1,108	196,838
Cosmax Incorporated (Consumer Staples, Personal Products)	748	117,965
Coway Company Limited (Consumer Discretionary, Household Durables)	5,259	425,911
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	2,861	222,945
Daesang Corporation (Consumer Staples, Food Products)	2,707	63,660
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering)†	21,103	126,271
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	5,030	106,857
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery)†	4,387	110,494
Daewoong Company Limited (Health Care, Pharmaceuticals)	5,403	101,499
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	744	144,252
Daishin Securities Company Limited (Financials, Capital Markets)	6,299	79,472
Daou Technology Incorporated (Information Technology, Internet Software & Services)	3,322	79,972
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,849	60,701
DGB Financial Group Incorporated (Financials, Banks)	20,191	193,865
Dongbu Insurance Company Limited (Financials, Insurance)	6,437	349,334
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,323	68,614
Doosan Bobcat Incorporated (Industrials, Machinery)	4,140	130,197
Doosan Corporation (Industrials, Industrial Conglomerates)	2,034	197,183
Doosan Infracore Company Limited (Industrials, Machinery)†	14,847	143,243
DoubleUGames Company Limited (Information Technology, Software)	1,302	67,277
Douzone Bizon Company Limited (Information Technology, Software)	2,444	99,306
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	2,206	511,619
Ecopro Company Limited (Materials, Chemicals)†	2,317	80,927
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	814	57,088
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,875	158,872
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,499	88,940
Green Cross Corporation (Health Care, Biotechnology)	677	138,170
Green Cross Holdings Corporation (Health Care, Biotechnology)	4,397	154,800
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,257	284,713
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,894	535,108
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	540	84,761
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	2,770	97,006
Hana Financial Group Incorporated (Financials, Banks)	33,145	1,279,124
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,219	116,478
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals)†	3,791	112,891
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,089	76,064
Hanil Cement Company Limited (Materials, Construction Materials)	609	96,326
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	7,938	315,546
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	3,729	62,095
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	677	303,345
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	3,501	230,596
Hanon Systems (Consumer Discretionary, Auto Components)	17,757	166,377
Hansae Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,200	31,430
Hansol Chemical Company Limited (Materials, Chemicals)	1,125	80,361
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,083	218,358
Hanwha Chem Corporation (Materials, Chemicals)	11,277	270,430
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	5,905	197,208

13

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)
Hanwha Life Insurance Company Limited (Financials, Insurance)	46,530	$240,431
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense)†	3,767	115,846
Hite Jinro Company Limited (Consumer Staples, Beverages)	4,293	80,249
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	3,356	386,051
Huchems Fine Chemical Corporation (Materials, Chemicals)	3,042	85,366
Hugel Incorporated (Health Care, Biotechnology)†	254	113,693
Hyosung Corporation (Materials, Chemicals)	2,416	300,333
Hyundai Construction Equipment Corporation (Industrials, Machinery)†	548	84,898
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	1,917	200,067
Hyundai Development Company (Industrials, Construction & Engineering)(a)	7,105	344,564
Hyundai Elevator Company (Industrials, Machinery)	1,451	179,701
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	7,381	505,328
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,530	315,678
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	6,498	90,120
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	997	98,502
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	7,913	249,954
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)†	1,389	120,738
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	7,628	1,542,654
Hyundai Motor Company (Consumer Discretionary, Automobiles)	16,670	2,149,571
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	1,111	399,896
Hyundai Steel Company (Materials, Metals & Mining)	8,331	477,625
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,839	86,154
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,216	71,232
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)†	2,351	88,548
Industrial Bank of Korea (Financials, Banks)	31,734	459,252
ING Life Insurance Korea Limited (Financials, Insurance)	4,002	149,247
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	884	53,879
IS Dongseo Company Limited (Industrials, Building Products)	1,753	47,893
JB Financial Group Company Limited (Financials, Banks)	20,701	116,377
Kakao Corporation (Information Technology, Internet Software & Services)	5,310	509,843
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,466	335,416
KB Financial Group Incorporated (Financials, Banks)	47,290	2,272,482
KCC Corporation (Industrials, Building Products)	749	239,371
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,403	90,172
Kia Motors Corporation (Consumer Discretionary, Automobiles)	29,533	853,428
Kiwoom Securities Company (Financials, Capital Markets)	1,287	149,839
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,206	106,173
Kolon Industries Incorporated (Materials, Chemicals)	1,817	111,587
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)†	901	58,091
Korea Electric Power Corporation (Utilities, Electric Utilities)	33,545	1,031,603
Korea Gas Corporation (Utilities, Gas Utilities)†	5,494	307,332
Korea Investment Holdings Company Limited (Financials, Capital Markets)	4,711	410,374
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	1,272	90,979
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	458	107,282
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	22,396	60,667
Korea Reinsurance Company (Financials, Insurance)	15,498	182,592
Korea Zinc Company Limited (Materials, Metals & Mining)	1,513	569,156
Korean Air Lines Company Limited (Industrials, Airlines)	7,838	232,315
KT&G Corporation (Consumer Staples, Tobacco)	15,026	1,338,185
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,633	256,473
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components)†	9,449	53,383
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,383	107,992
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,649	70,897
LG Chem Limited (Materials, Chemicals)	5,135	1,612,503
LG Corporation (Industrials, Industrial Conglomerates)	14,447	983,728
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,122	496,784
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	12,280	1,054,899
LG Hausys Limited (Industrials, Building Products)	787	52,055
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,067	1,329,358

14

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
South Korea (continued)
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,411	$188,491
LG International Corporation (Industrials, Trading Companies & Distributors)	3,546	86,680
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	31,391	340,716
Loen Entertainment Incorporated (Consumer Discretionary, Media)	1,076	82,850
Lotte Chemical Corporation (Materials, Chemicals)	1,790	611,916
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	59	86,643
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	3,134	170,372
Lotte Fine Chemical Company Limited (Materials, Chemicals)	2,047	130,270
Lotte Food Company Limited (Consumer Staples, Food Products)	120	78,594
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	1,127	234,193
LS Corporation (Industrials, Electrical Equipment)	3,545	281,180
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,913	137,004
Mando Corporation (Consumer Discretionary, Auto Components)	3,100	110,576
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	6,125	80,970
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	6,285	119,525
Meritz Securities Company Limited (Financials, Capital Markets)	38,373	145,418
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	19,304	104,762
Naver Corporation (Information Technology, Internet Software & Services)	3,648	2,264,031
NCsoft Corporation (Information Technology, Software)	1,932	632,679
Netmarble Games Corporation (Information Technology, Software)144A	2,701	393,392
NH Investment & Securities Company Class C (Financials, Capital Markets)	15,703	230,894
NHN Entertainment Corporation (Information Technology, Software)†	1,508	92,751
Nong Shim Company Limited (Consumer Staples, Food Products)	419	126,716
OIC Company Limited (Materials, Chemicals)	2,099	258,006
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	2,055	246,878
Orion Holdings Corporation (Consumer Staples, Food Products)	1	22
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies)†	1,028	47,969
Ottogi Corporation (Consumer Staples, Food Products)	276	207,394
Pan Ocean Company Limited (Industrials, Marine)†	24,998	117,343
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,995	107,893
Pearl Abyss Corporation (Information Technology, Software)†	740	153,499
Poongsan Corporation (Materials, Metals & Mining)	1,663	55,462
POSCO (Materials, Metals & Mining)	9,268	2,918,954
POSCO Chemtech Company Limited (Materials, Construction Materials)	2,775	115,073
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,789	477,589
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	2,424	198,786
Samsung Card Company Limited (Financials, Consumer Finance)	3,877	133,435
Samsung Engineering Company Limited (Industrials, Construction & Engineering)†	18,006	308,187
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	4,538	1,054,566
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,033	789,427
Samyang Holdings Corporation (Consumer Staples, Food Products)	954	101,334
Sangsangin Company Limited (Information Technology, Communications Equipment)†	4,260	86,745
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,476	65,944
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,248	75,910
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	772	314,400
Sillajen Incorporated (Health Care, Biotechnology)†	7,161	534,775
SK Chemicals Company Limited (Materials, Chemicals)†	975	80,410
SK Chemicals Company Limited (Materials, Chemicals)	1,294	47,357
SK Company Limited (Industrials, Industrial Conglomerates)	5,378	1,381,981
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	60,634	5,253,690
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,758	1,291,477
SK Materials Company Limited (Materials, Chemicals)	591	91,505
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	18,893	87,021
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,850	1,410,733
SKC Company Limited (Materials, Chemicals)	2,466	88,419
Soulbrain Company Limited (Materials, Chemicals)	1,268	82,341
Taekwang Industrial Company Limited (Materials, Chemicals)	89	102,545
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,541	80,382
Woori Bank (Financials, Banks)	52,950	751,552

15

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)
Young Poong Corporation (Materials, Metals & Mining)	86	$64,304
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,413	71,296
Yuhan Corporation (Health Care, Pharmaceuticals)	1,098	242,427
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals)†	10,370	78,789
		62,713,336

Spain : 0.03%
AmRest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure)†	884	108,465

Taiwan : 14.56%
Accton Technology Corporation (Information Technology, Communications Equipment)	57,000	164,181
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	343,000	281,049
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	304,891
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	58,000	64,463
Airtac International Group (Industrials, Machinery)	12,000	206,265
Amtran Technology Company Limited (Consumer Discretionary, Household Durables)	140,000	60,044
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	393,000	996,879
Asia Cement Corporation (Materials, Construction Materials)	218,000	240,472
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	28,000	88,500
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	76,000	688,684
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	896,000	393,251
BizLink Holding Incorporated (Industrials, Electrical Equipment)	11,000	77,466
Capital Securities Corporation (Financials, Capital Markets)	312,000	118,192
Casetek Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	44,000	110,435
Cathay Financial Holding Company Limited (Financials, Insurance)	890,000	1,592,177
Cathay No.1 REIT (Real Estate, Equity REITs)	84,500	38,892
Chailease Holding Company Limited (Financials, Diversified Financial Services)	133,000	474,976
Cheng Loong Corporation (Materials, Containers & Packaging)	126,000	75,066
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,000	47,327
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	54,010	127,627
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,000	101,464
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	35,000	46,376
China Airlines (Industrials, Airlines)	393,000	133,136
China Bills Finance Corporation (Financials, Capital Markets)	225,000	105,886
China Development Financial Holding Corporation (Financials, Banks)	1,762,000	661,599
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	272,000	285,513
China Motor Company Limited (Consumer Discretionary, Automobiles)	44,000	42,735
China Petrochemical Development Corporation (Materials, Chemicals)†	263,000	121,135
China Steel Chemical Corporation (Materials, Chemicals)	19,000	98,610
China Synthetic Rubber Corporation (Materials, Chemicals)	59,000	94,817
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	28,000	20,560
Chroma ATE Incorporated Chroma ATE Inc(Information Technology, Electronic Equipment, Instruments & Components)	46,000	229,528
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	512,000	1,862,657
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	7,000	44,974
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	105,000	113,721
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	426,000	280,099
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	113,000	126,723
Concraft Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,000	59,276
CTBC Financial Holding Company Limited (Financials, Banks)	2,076,000	1,496,641

16

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Taiwan (continued)
CTCI Corporation (Industrials, Construction & Engineering)	64,000	$104,988
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	5,000	59,576
E.SUN Financial Holding Company Limited (Financials, Banks)	1,106,052	771,540
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	6,475
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	29,000	77,626
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5,000	81,354
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	123,000	166,674
Eternal Chemical Company Limited (Materials, Chemicals)	117,900	115,690
Eva Airways Corporation (Industrials, Airlines)	213,490	107,951
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	310,000	153,647
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	188,000	124,239
Far Eastern International Bank (Financials, Banks)	539,108	180,833
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	475,000	452,623
Far EasTone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	256,000	652,784
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	75,000	147,189
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	48,000	213,073
First Financial Holding Company Limited (Financials, Banks)	1,126,280	764,975
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	32,000	92,706
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	470,000	1,803,982
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	202,000	819,151
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	108,000	120,214
Foxsemicon Integrated Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	6,000	42,254
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	759,000	1,319,824
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,000	159,788
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	65,033
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	40,000	173,556
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	68,000	179,524
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	76,598
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,000	93,420
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	92,000	98,566
Grape King Bio Limited (Consumer Staples, Personal Products)	15,000	115,648
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	79,000	102,173
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	290,000	90,306
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	95,000	143,951
Hiwin Technologies Corporation (Industrials, Machinery)	26,000	368,807
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,680,000	4,805,367
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	23,000	111,310
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	19,000	45,024
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,016,000	393,358
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	324,000	262,237
King Slide Works Company Limited (Industrials, Machinery)	6,000	87,713
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	60,000	56,272
King’s Town Bank Company Limited (Financials, Banks)	123,000	143,684
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	164,000	54,408
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	16,000	30,706
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	55,000	84,350
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	103,600	132,433
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	239,000	311,897
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	62,000	68,805

17

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Taiwan (continued)
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	190,564	$314,835
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,000	90,449
Mercuries Life Insurance Company (Financials, Insurance)†	44,600	24,487
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	27,000	115,348
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	107,571
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	88,000	367,138
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	68,000	74,669
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	21,000	18,399
Nan Ya Plastics Corporation (Materials, Chemicals)	603,000	1,684,532
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	105,000	349,048
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	17,000	134,756
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	47,000	212,556
Oriental Union Chemical Corporation (Materials, Chemicals)	70,000	76,281
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	226,000	477,473
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	3,882	49,948
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	231,000	282,953
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	50,000	149,191
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	60,000	614,789
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	46,000	89,508
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	219,000	84,058
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	173,000	122,410
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	310,000	548,370
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	38,000	79,649
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	39,000	149,041
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	93,800	113,174
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	79,000	57,217
Sercomm Corporation (Information Technology, Communications Equipment)	33,000	76,218
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	81,000	110,842
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,026,000	410,927
Shin Kong No.1 REIT (Real Estate, Equity REITs)	156,000	76,174
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	259,000	94,224
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	59,329
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,321,000	489,398
Standard Foods Corporation (Consumer Staples, Food Products)	35,160	71,819
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	144,000	230,696
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	103,000	111,727
Taichung Commercial Bank (Financials, Banks)	386,476	132,861
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	203,000	102,986
Taishin Financial Holdings Company Limited (Financials, Banks)	1,189,578	585,627
Taiwan Acceptance Corporation (Financials, Consumer Finance)	15,000	61,579
Taiwan Business Bank (Financials, Banks)	543,250	165,904
Taiwan Cement Corporation (Materials, Construction Materials)	420,000	611,184
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	1,060,720	624,859
Taiwan Glass Industrial Corporation (Industrials, Building Products)	137,000	83,449
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	324,000	250,341
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	20,000	34,311
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	287,000	1,053,686
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	32,000	75,617
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	21,000	63,431
Tatung Company Limited (Consumer Discretionary, Household Durables)†	230,000	173,105
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	223,000	179,746
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,000	58,825

18

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Taiwan (continued)
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	35,000	$59,109
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	38,000	81,551
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	15,000	43,005
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	54,000	152,836
TSRC Corporation (Materials, Chemicals)	69,000	72,543
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	106,000	85,086
U-Ming Marine Transport Corporation (Industrials, Marine)	66,000	75,667
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	605,000	1,476,078
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	156,000	87,472
Union Bank of Taiwan (Financials, Banks)	451,000	147,365
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,239,000	688,529
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	15,000	54,069
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	8,000	126,696
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	286,000	239,117
Wan Hai Lines Limited (Industrials, Marine)	179,000	99,473
Waterland Financial Holdings (Financials, Capital Markets)	350,383	122,207
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	309,000	206,780
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	278,458	209,577
Wistron Neweb Corporation (Information Technology, Communications Equipment)	32,843	78,486
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	137,000	198,905
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	46,000	69,856
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	18,000	571,333
Yang Ming Marine Transport (Industrials, Marine)†	149,000	47,194
YFY Incorporated (Materials, Paper & Forest Products)	176,000	76,658
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	203,000	68,770
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,210,000	569,431
Yungtay Engineering Company Limited (Industrials, Machinery)	54,000	90,116
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	47,000	106,200
		46,991,413

Thailand : 5.66%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	128,600	765,811
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	423,900	907,695
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	101,700	73,120
AP Thailand PCL (Real Estate, Real Estate Management & Development)	313,700	90,217
B.Grimm PPCL (Utilities, Independent Power & Renewable Electricity Producers)	100,500	75,399
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	145,300	164,649
Bangkok Bank PCL (Financials, Banks)	145,000	856,674
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	155,700	79,821
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	1,167,100	975,928
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	864,400	221,572
Bangkok Insurance PCL (Financials, Insurance)	12,600	141,007
Bangkokland PCL (Real Estate, Real Estate Management & Development)	2,382,600	148,959
Bank of Ayudhya PCL (Financials, Banks)	222,500	272,995
Banpu Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	56,600	44,675
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	226,300	123,797
BEC World PCL (Consumer Discretionary, Media)	171,700	50,721
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	44,700	268,982
Carabao Group PCL (Consumer Staples, Beverages)	53,100	88,804
Central Pattana PCL (Real Estate, Real Estate Management & Development)	356,600	849,977
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	141,800	200,577
CH Karnchang PCL (Industrials, Construction & Engineering)	153,200	128,106

19

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Thailand (continued)
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	566,000	$442,326
Cimb Thai Bank PCL (Financials, Banks)†	2,103,900	65,767
CP All PCL (Consumer Staples, Food & Staples Retailing)	670,700	1,692,999
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	121,000	243,967
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	28,200	212,448
GFPT PCL (Consumer Staples, Food Products)	155,600	58,368
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	43,700	99,722
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	47,200	125,414
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	65,200	69,806
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	806,500	368,081
Indorama Ventures PCL (Materials, Chemicals)	225,000	409,698
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	1,325,700	273,511
Italian Thai Development PCL (Industrials, Construction & Engineering)†	663,300	73,401
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	123,200	23,300
Kasikornbank PCL - Non-voting (Financials, Banks)	195,200	1,168,515
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	85,800	87,168
Kiatnakin Bank PCL (Financials, Banks)	104,100	223,722
Krungthai Card PCL (Financials, Consumer Finance)	10,400	113,460
Land & Houses PCL (Real Estate, Real Estate Management & Development)	770,900	267,490
LH Financial Group PCL (Financials, Banks)	90,000	4,333
LPN Development PCL (Real Estate, Real Estate Management & Development)	171,700	52,063
Major Cineplex Group PCL (Consumer Discretionary, Media)	69,600	58,743
MBK PCL (Real Estate, Real Estate Management & Development)	127,000	96,074
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	365,100	370,921
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,600	71,710
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	102,100	71,173
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	106,200	62,744
PTT Global Chemical PCL (Materials, Chemicals)	247,300	689,951
Quality Houses PCL (Real Estate, Real Estate Management & Development)	993,100	101,204
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	81,100	131,195
Robinson PCL (Consumer Discretionary, Multiline Retail)	58,200	114,617
Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	30,700	66,937
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,577,500	85,803
Siam City Cement PCL (Materials, Construction Materials)	9,200	67,584
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)†	152,100	107,454
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	54,150	59,668
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	197,800	95,839
Supalai PCL (Real Estate, Real Estate Management & Development)†	151,000	119,186
Thai Airways International PCL (Industrials, Airlines)†	151,300	74,255
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	120,000	345,108
Thai Union Group PCL (Consumer Staples, Food Products)	469,900	254,119
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	82,900	80,334
Thanachart Capital PCL (Financials, Banks)	143,500	231,018
The Siam Cement PCL (Materials, Construction Materials)	89,900	1,253,373
Tipco Asphalt PCL (Materials, Construction Materials)	111,300	61,582
Tisco Financial Group PCL (Financials, Banks)	92,300	239,478
TMB Bank PCL (Financials, Banks)	2,702,000	209,470
TOA Paint (Thailand) PCL (Materials, Chemicals)	85,400	102,779
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	83,600	116,946
TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	203,500	42,939
TTW PCL (Utilities, Water Utilities)	199,600	77,369
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	598,000	48,229
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	918,900	126,388
Workpoint Entertainment PCL (Consumer Discretionary, Media)	27,400	36,830
		18,276,065

Turkey : 1.59%
Akbank TAS (Financials, Banks)	247,587	439,127
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	21,675	120,644
Arcelik AS (Consumer Discretionary, Household Durables)	21,336	78,323

20

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)(a)		17,509	$91,268
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)		24,518	375,017
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)		7,655	60,260
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)		139,880	63,955
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)		174,013	171,421
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)		146,408	363,154
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)		7,643	108,041
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)		129,420	266,704
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. (Materials, Metals & Mining)†		86,510	90,954
Koç Holding AS (Industrials, Industrial Conglomerates)		113,941	351,579
Petkim Petrokimya Holding SA (Materials, Chemicals)		77,476	80,600
Soda Sanayii AS (Materials, Chemicals)		26,538	31,125
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		20,829	100,937
Tekfen Holding AS (Industrials, Construction & Engineering)		24,621	82,334
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)		8,290	45,776
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		13,584	318,339
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines)†		80,197	294,930
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		64,789	56,955
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services)†		85,296	111,720
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		121,403	321,778
Turkiye Garanti Bankasi AS (Financials, Banks)		213,703	420,566
Turkiye Halk Bankasi AS (Financials, Banks)		60,774	103,092
Turkiye Is Bankasi Class C AS (Financials, Banks)		156,043	205,417
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)		114,754	138,644
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		17,469	67,523
Yapi Ve Kredi Bankasi AS (Financials, Banks)†		91,670	81,395
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		15,672	77,885
			5,119,463

Total Common Stocks (Cost $300,626,058)			297,479,192

	Dividend yield
Preferred Stocks : 3.92%
Brazil : 3.51%
Alpargatas SA (Consumer Discretionary, Personal Products)	3.07%	19,672	69,622
Azul SA Preference (Industrials, Transportation Infrastructure) †	0.00	30,200	214,982
Banco Bradesco SA (Financials, Banks)	1.17	363,928	2,850,601
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	1.55	20,500	90,333
Bradespar SA (Materials, Metals & Mining)	7.33	24,700	206,604
Braskem SA Preference A (Materials, Chemicals)	4.37	20,610	251,257
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	0.79	16,773	358,065
Companhia de Saneamento do Parana (Utilities, Water Utilities)	7.25	35,940	85,892
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	7.85	4,280	74,152
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	6.86	95,769	197,244
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	4.59	9,400	59,317
Itau Unibanco Holding SA (Financials, Banks)	6.12	351,480	4,056,500
Itausa Investimentos Itau SA (Financials, Banks)	7.47	437,329	1,318,781
Klabin SA (Materials, Containers & Packaging)	3.60	177,900	161,465
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	1.24	79,300	378,395
Marcopolo SA (Industrials, Machinery)	1.17	73,500	70,460
Metalurgica Gerdau SA (Materials, Metals & Mining)	0.60	71,600	130,932
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	9.85	52,109	636,662
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	0.61	48,200	106,779
			11,318,043

21

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name		Dividend yield		Shares	Value
Chile : 0.10%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)		3.70%		30,072	$79,205
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)		2.56		28,949	128,609
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)		2.30		2,357	123,224
					331,038

Colombia : 0.23%
Banco Davivienda SA (Financials, Banks)		2.35		13,285	158,390
Bancolombia SA (Financials, Banks)		3.00		51,533	597,283
					755,673

Russia : 0.07%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels) †		0.00		2,803	78,231
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels) †		0.00		50	139,228
					217,459

South Korea : 0.01%
Mirae Asset Daewoo Company Limited Class P (Financials, Capital Markets)		4.54		5,750	28,485

Total Preferred Stocks (Cost $13,508,077)					12,650,698

			Expiration date
Rights : 0.00%
India : 0.00%
Hatsun Agro Products Limited (Consumer Staples, Food Products)†(a)			6-29-2018	380	969

Total Rights (Cost $0)					969

Warrants : 0.02%
Malaysia : 0.00%
Sunway Bhd (Real Estate, Real Estate Management & Development)†				122,430	11,228

Thailand : 0.02%
Supalai PCL (Real Estate, Real Estate Management & Development)†				81,050	52,431

Total Warrants (Cost $38,853)					63,659

		Yield
Short-Term Investments : 3.09%
Investment Companies : 3.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		9,980,661	9,980,661

Total Short-Term Investments (Cost $9,980,661)					9,980,661

Total investments in securities (Cost $324,153,649)	99.20%				320,175,179
Other assets and liabilities, net	0.80				2,570,663

Total net assets	100.00%				$322,745,842

22

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

‡	Security is valued using significant unobservable inputs.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

23

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	218	6-15-2018	$12,594,751	$12,226,530	$0	$(368,221)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,994,492	23,944,757	21,958,588	9,980,661	$9,980,661	3.09%

Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$11,462,312	$0	$0	$11,462,312
Chile	8,008,604	0	0	8,008,604
China	28,254,350	0	0	28,254,350
Colombia	2,107,252	22,382	0	2,129,634
Egypt	829,691	0	0	829,691
Greece	999,605	21,436	0	1,021,041
Hong Kong	2,480,486	0	0	2,480,486
India	39,560,616	1,246,089	12,603	40,819,308
Indonesia	5,101,134	0	0	5,101,134
Luxembourg	336,215	0	0	336,215
Malaysia	18,138,775	0	0	18,138,775
Mexico	11,699,466	104,866	0	11,804,332
Philippines	5,992,578	0	0	5,992,578
Poland	3,788,355	0	0	3,788,355
Romania	522,232	0	0	522,232
Russia	7,205,367	0	0	7,205,367
South Africa	16,376,036	0	0	16,376,036
South Korea	62,368,772	344,564	0	62,713,336
Spain	108,465	0	0	108,465
Taiwan	46,991,413	0	0	46,991,413
Thailand	18,276,065	0	0	18,276,065
Turkey	5,028,195	91,268	0	5,119,463
Preferred stocks
Brazil	11,318,043	0	0	11,318,043
Chile	331,038	0	0	331,038
Colombia	755,673	0	0	755,673

Russia	217,459	0	0	217,459
South Korea	28,485	0	0	28,485
Rights
India	0	969	0	969
Warrants
Malaysia	0	11,228	0	11,228
Thailand	0	52,431	0	52,431
Short-term investments
Investment companies	9,980,661	0	0	9,980,661

Total assets	$318,267,343	$1,895,233	$12,603	$320,175,179

Liabilities
Futures contracts	$368,221	$0	$0	$368,221

Total liabilities	$368,221	$0	$0	$368,221

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2018, the Portfolio had segregated $1,378,773 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at May 31, 2018. As a result, common stock valued at $808,611,255 and preferred stock valued at $2,952,082 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.26%
Australia : 8.40%
Adelaide Brighton Limited (Materials, Construction Materials)	34,640	$171,587
AGL Energy Limited (Utilities, Multi-Utilities)	58,188	972,503
ALS Limited (Industrials, Professional Services)	43,818	248,199
Amcor Limited (Materials, Containers & Packaging)	103,716	1,102,799
AMP Limited (Financials, Diversified Financial Services)	262,470	774,122
Ansell Limited (Health Care, Health Care Equipment & Supplies)	12,811	254,318
APA Group (Utilities, Gas Utilities)	85,538	562,140
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	54,186	1,230,984
ASX Limited (Financials, Capital Markets)	16,753	768,149
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	57,930	291,334
AusNet Services (Utilities, Electric Utilities)	154,693	190,103
Australia & New Zealand Banking Group Limited (Financials, Banks)	256,395	5,275,984
Bank of Queensland Limited (Financials, Banks)	34,104	261,264
Bendigo Bank Limited (Financials, Banks)	41,059	334,107
BHP Billiton Limited (Materials, Metals & Mining)	264,961	6,570,354
BlueScope Steel Limited (Materials, Metals & Mining)	46,669	613,400
Boral Limited (Materials, Construction Materials)	104,351	494,800
Brambles Limited (Industrials, Commercial Services & Supplies)	143,087	977,132
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	22,671	504,404
Carsales.com Limited (Information Technology, Internet Software & Services)	21,525	238,151
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	48,914	476,817
CIMIC Group Limited (Industrials, Construction & Engineering)	7,815	243,614
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	43,674	293,293
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	5,082	753,856
Commonwealth Bank of Australia (Financials, Banks)	151,893	7,960,428
Computershare Limited (Information Technology, IT Services)	43,696	573,002
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,997	321,830
CSL Limited (Health Care, Biotechnology)	38,811	5,454,850
Dexus Property Group (Real Estate, Equity REITs)	89,611	670,229
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,991	223,046
Downer EDI Limited (Industrials, Commercial Services & Supplies)	51,545	273,646
Duluxgroup Limited DuluxGroup Ltd(Materials, Chemicals)	33,395	188,150
Evolution Mining Limited (Materials, Metals & Mining)	111,494	274,875
Goodman Group (Real Estate, Equity REITs)	137,909	974,103
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	66,967	182,318
Healthscope Limited (Health Care, Health Care Providers & Services)	150,448	267,374
Iluka Resources Limited (Materials, Metals & Mining)	34,946	295,993
Incitec Pivot Limited (Materials, Chemicals)	143,245	372,652
Insurance Australia Group Limited (Financials, Insurance)	205,277	1,262,107
IOOF Holdings Limited (Financials, Capital Markets)	29,112	192,640
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	10,370	188,137
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	49,610	704,580
Link Administration Holdings Limited (Information Technology, IT Services)	41,686	216,262
Macquarie Group Limited (Financials, Capital Markets)	27,874	2,410,044
Magellan Financial Group Limited (Financials, Capital Markets)	12,011	209,734
Medibank Private Limited (Financials, Insurance)	240,160	532,150
Metcash Limited (Consumer Staples, Food & Staples Retailing)	86,717	190,181
Mineral Resources Limited (Materials, Metals & Mining)	13,950	194,958
Mirvac Group (Real Estate, Equity REITs)	320,681	557,785
National Australia Bank Limited (Financials, Banks)	235,496	4,772,915
Newcrest Mining Limited (Materials, Metals & Mining)	65,717	1,031,741
Northern Star Resources Limited (Materials, Metals & Mining)	53,152	252,030
OneMarket Limited (Information Technology, Internet Software & Services)†	8,827	10,213
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	107,653	673,282
Orica Limited (Materials, Chemicals)	31,038	414,759
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	144,502	1,049,085
Orora Limited (Materials, Containers & Packaging)	105,037	273,254
OZ Minerals Limited (Materials, Metals & Mining)	25,924	192,913
Qantas Airways Limited (Industrials, Airlines)	141,842	681,152
Qube Holdings Limited (Industrials, Transportation Infrastructure)	124,438	220,209
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	11,817	548,082
REA Group Limited (Information Technology, Internet Software & Services)	4,633	300,653
Rio Tinto Limited (Materials, Metals & Mining)	33,497	2,101,805
Scentre Group (Real Estate, Equity REITs)	448,340	1,417,259
SEEK Limited (Industrials, Commercial Services & Supplies)	29,485	450,420
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	36,674	653,430

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Australia (continued)
South32 Limited - Athens Exchange (Materials, Metals & Mining)	401,722	$1,130,144
Spark Infrastructure Group (Utilities, Electric Utilities)	144,821	240,946
Stockland Australia (Real Estate, Equity REITs)	210,898	661,890
Suncorp Group Limited (Financials, Insurance)	110,033	1,117,543
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	199,376	1,097,665
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	177,925	588,009
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,046,649	2,216,279
The GPT Group (Real Estate, Equity REITs)	132,227	502,983
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	74,338	278,842
Transurban Group (Industrials, Transportation Infrastructure)	195,672	1,756,486
Treasury Wine Estates Limited (Consumer Staples, Beverages)	61,084	765,909
Vicinity Centres (Real Estate, Equity REITs)	270,186	545,556
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	100,138	3,450,230
Westpac Banking Corporation (Financials, Banks)	293,169	6,174,597
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	67,586	1,656,537
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	112,297	2,416,954
WorleyParsons Limited (Energy, Energy Equipment & Services)	16,250	203,998
		88,142,258

Austria : 0.40%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	5,718	493,827
Andritz AG (Industrials, Machinery)	6,317	315,251
Buwog AG (Real Estate, Real Estate Management & Development)	10,104	343,023
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	27,563	1,146,379
OMV AG (Energy, Oil, Gas & Consumable Fuels)	12,260	705,907
Raiffeisen Bank International AG (Financials, Banks)	12,144	383,796
Voestalpine AG (Materials, Metals & Mining)	9,541	511,202
Wienerberger AG (Materials, Construction Materials)	10,500	279,939
		4,179,324

Belgium : 0.81%
Ablynx NV (Health Care, Biotechnology)†	6,931	364,297
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,895	323,441
Ageas NV (Financials, Insurance)	16,881	856,488
Bpost SA (Industrials, Air Freight & Logistics)	8,743	154,848
Cofinimmo SA (Real Estate, Equity REITs)	1,702	211,110
Colruyt SA (Consumer Staples, Food & Staples Retailing)	5,107	271,471
Galapagos NV (Health Care, Biotechnology)†	4,071	413,670
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	6,910	732,849
KBC Groep NV (Financials, Banks)	22,725	1,758,714
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	13,560	363,177
Solvay SA (Materials, Chemicals)	6,262	841,868
Telenet Group Holding NV (Consumer Discretionary, Media)†	4,967	251,197
UCB SA (Health Care, Pharmaceuticals)	11,542	910,790
Umicore SA (Materials, Chemicals)	18,907	1,069,797
		8,523,717

Canada : 9.46%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	19,495	874,914
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	39,735	1,659,149
Bank of Montreal (Financials, Banks)	57,291	4,437,998
Barrick Gold Corporation (Materials, Metals & Mining)	99,571	1,310,872
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	80,315	3,345,529
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	80,619	3,215,185
Canadian Imperial Bank of Commerce (Financials, Banks)	39,374	3,437,557
Canadian National Railway Company (Industrials, Road & Rail)	55,337	4,619,952
Canadian Pacific Railway Limited (Industrials, Road & Rail)	12,582	2,426,057
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	5,575	709,796
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	75,300	794,466
CGI Group Incorporated Class A (Information Technology, IT Services)†	22,165	1,362,619
Constellation Software Incorporated (Information Technology, Software)	1,828	1,439,758
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	9,444	1,090,000
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	75,700	963,327
Fairfax Financial Holdings Limited (Financials, Insurance)	2,400	1,347,561

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Canada (continued)
Fortis Incorporated (Utilities, Electric Utilities)	37,844	$1,209,222
Franco-Nevada Corporation (Materials, Metals & Mining)	15,908	1,121,756
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,233	556,995
Goldcorp Incorporated (Materials, Metals & Mining)	73,800	1,054,692
Great-West Lifeco Incorporated (Financials, Insurance)	23,968	608,350
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	19,962	653,083
Intact Financial Corporation (Financials, Insurance)	12,275	928,246
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	30,789	581,538
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	17,854	923,269
Magna International Incorporated (Consumer Discretionary, Auto Components)	27,427	1,758,662
Manulife Financial Corporation (Financials, Insurance)	180,193	3,399,291
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	19,930	657,570
National Bank of Canada (Financials, Banks)	30,208	1,444,933
Open Text Corporation (Information Technology, Software)	3,267	113,920
Open Text Corporation (Information Technology, Software)	20,266	706,950
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	42,152	1,466,185
Power Corporation of Canada (Financials, Insurance)	32,396	754,807
Power Financial Corporation (Financials, Insurance)	21,512	536,058
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	22,203	1,311,186
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	31,922	1,498,113
Royal Bank of Canada (Financials, Banks)	132,131	9,986,764
Saputo Incorporated (Consumer Staples, Food Products)	19,133	664,918
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	40,826	821,810
Sun Life Financial Incorporated (Financials, Insurance)	55,058	2,275,612
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	133,662	5,323,389
Teck Resources Limited Class B (Materials, Metals & Mining)	44,100	1,196,203
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	52,194	1,835,203
The Bank of Nova Scotia (Financials, Banks)	107,308	6,475,226
The Toronto-Dominion Bank (Financials, Banks)	166,128	9,699,128
Thomson Corporation (Financials, Capital Markets)	22,667	881,261
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	75,211	3,148,583
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	23,100	1,776,238
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	37,776	825,676
		99,229,577

China : 0.35%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	66,000	993,804
Minth Group Limited (Consumer Discretionary, Auto Components)	58,000	266,957
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	204,400	1,223,554
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	63,000	737,378
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	118,334	454,133
		3,675,826

Czech Republic : 0.06%
CEZ AS (Utilities, Electric Utilities)	13,250	331,404
Komercni Banka AS (Financials, Banks)	6,525	264,370
		595,774

Denmark : 1.92%
Ambu A/S Class B (Health Care, Health Care Equipment & Supplies)	12,783	384,294
Carlsberg AS Class B (Consumer Staples, Beverages)	9,695	1,078,127
Christian Hansen Holding AS (Materials, Chemicals)	8,246	791,877
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	10,024	952,860
Danske Bank AS (Financials, Banks)	67,216	2,231,859
DONG Energy AS (Utilities, Electric Utilities)144A	14,671	879,110
DSV AS (Industrials, Road & Rail)	16,402	1,363,860
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	11,437	436,703
H. Lundbeck AS (Health Care, Pharmaceuticals)	5,509	388,602
ISS AS (Industrials, Commercial Services & Supplies)	15,130	517,115
Jyske Bank AS (Financials, Banks)	6,286	342,604

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Denmark (continued)
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	153,269	$7,281,099
Novozymes AS Class B (Materials, Chemicals)	19,745	1,006,688
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,589	754,872
SimCorp AS (Information Technology, Software)	3,574	289,382
Sydbank AS (Financials, Banks)	5,972	202,611
TDC AS (Telecommunication Services, Diversified Telecommunication Services)†	77,162	607,925
Tryg AS (Financials, Insurance)	10,547	243,023
William Demant Holding AS (Health Care, Health Care Equipment & Supplies)†	9,575	348,611
		20,101,222

Finland : 1.37%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	9,912	319,819
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	13,775	615,965
Fortum Oyj (Utilities, Electric Utilities)	38,022	893,882
Huhtamaki Oyj (Materials, Containers & Packaging)	8,571	349,696
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	6,379	373,764
Kone Oyj Class B (Industrials, Machinery)	35,851	1,774,958
Konecranes Oyj (Industrials, Machinery)	5,987	250,498
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	12,097	984,566
Nokia Oyj (Information Technology, Communications Equipment)	499,906	2,887,012
Orion Oyj Class B (Health Care, Pharmaceuticals)	9,396	277,795
Sampo Oyj Class A (Financials, Insurance)	42,633	2,097,273
Stora Enso Oyj (Materials, Paper & Forest Products)	47,793	978,047
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	47,585	1,747,315
Wartsila Oyj (Industrials, Machinery)	39,782	841,082
		14,391,672

France : 7.73%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,308	1,001,873
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	2,438	509,321
Air France-KLM (Industrials, Airlines)†	24,623	196,087
Air Liquide SA (Materials, Chemicals)	37,224	4,586,664
Alstom SA (Industrials, Machinery)	13,770	651,962
Altran Technologies SA (Information Technology, IT Services)	18,835	278,321
Amundi SA (Financials, Diversified Financial Services)	4,380	320,232
Arkema SA (Materials, Chemicals)	6,099	743,307
bioMerieux (Health Care, Health Care Equipment & Supplies)	3,652	321,484
Bouygues SA (Industrials, Construction & Engineering)	24,987	1,155,006
Bureau Veritas SA (Industrials, Professional Services)	23,285	577,365
Capgemini SA (Information Technology, IT Services)	14,255	1,877,291
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	4,516	195,339
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	724	308,256
CNP Assurances SA (Financials, Insurance)	13,724	321,202
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	15,852	2,051,469
Dassault Aviation SA (Industrials, Aerospace & Defense)	201	389,595
Dassault Systemes SA (Information Technology, Software)	12,176	1,710,258
Edenred SA (Industrials, Commercial Services & Supplies)	20,933	671,260
Eiffage SA (Industrials, Construction & Engineering)	8,341	940,001
Electricite de France SA (Utilities, Electric Utilities)	43,238	576,240
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	9,901	164,825
Elis SA (Industrials, Commercial Services & Supplies)	17,352	374,671
Engie SA (Utilities, Multi-Utilities)	159,229	2,519,496
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	18,701	2,555,716
Eurazeo SA (Financials, Diversified Financial Services)	4,144	324,585
Eutelsat Communications SA (Consumer Discretionary, Media)	11,316	217,352
Faurecia (Consumer Discretionary, Auto Components)	6,134	519,894
Fonciere des Regions (Real Estate, Equity REITs)	2,948	307,588
Gecina SA (Real Estate, Equity REITs)	4,481	775,300
Groupe Danone SA (Consumer Staples, Food Products)	57,073	4,362,901
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	40,861	553,638
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,361	1,680,366
ICADE (Real Estate, Equity REITs)	2,708	251,680
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,377	402,792
Imerys SA (Materials, Construction Materials)	2,818	240,161
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	4,807	384,382
Ipsen SA (Health Care, Pharmaceuticals)	3,276	519,897

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
France (continued)
JCDecaux SA (Consumer Discretionary, Media)	7,266	$226,119
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,752	3,292,928
Klepierre SA (Real Estate, Equity REITs)	17,603	685,686
Lagardere SCA (Consumer Discretionary, Media)	9,678	261,355
Legrand SA (Industrials, Electrical Equipment)	23,677	1,786,442
Orpea SA (Health Care, Health Care Providers & Services)	4,192	550,344
Pernod-Ricard SA (Consumer Staples, Beverages)	17,800	2,990,268
Plastic Omnium SA (Consumer Discretionary, Auto Components)	5,336	246,528
Publicis Groupe SA (Consumer Discretionary, Media)	19,647	1,367,535
Remy Cointreau SA (Consumer Staples, Beverages)	2,017	298,755
Rubis SCA (Utilities, Gas Utilities)	7,227	509,881
Safran SA (Industrials, Aerospace & Defense)	30,843	3,683,225
SCOR SE (Financials, Insurance)	15,002	553,853
SEB SA (Consumer Discretionary, Household Durables)	2,122	383,272
Societe BIC SA (Industrials, Commercial Services & Supplies)	2,268	220,597
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,388	814,094
Sopra Steria Group (Information Technology, IT Services)	1,490	296,991
Spie SA (Industrials, Commercial Services & Supplies)	10,809	207,488
Suez Environnement Company SA (Utilities, Multi-Utilities)	33,679	463,808
Teleperformance SE (Industrials, Professional Services)	4,689	741,123
Thales SA (Industrials, Aerospace & Defense)	9,040	1,150,879
Total SA (Energy, Oil, Gas & Consumable Fuels)	215,647	13,121,922
Ubisoft Entertainment SA (Information Technology, Software)†	4,910	531,642
Unibail-Rodamco SE (Real Estate, Equity REITs)†	65,112	724,330
Unibail-Rodamco SE (Real Estate, Equity REITs)	9,625	2,166,594
Veolia Environnement SA (Utilities, Multi-Utilities)	49,669	1,127,633
Vinci SA (Industrials, Construction & Engineering)	46,688	4,569,491
Vivendi SA (Consumer Discretionary, Media)	87,620	2,204,341
Wendel SA Wendel SA(Industrials, Industrial Conglomerates)	2,466	325,765
		81,040,666

Germany : 5.26%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	5,015	215,047
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,891	3,370,253
Allianz AG (Financials, Insurance)	37,262	7,683,318
Aurubis AG (Materials, Metals & Mining)	3,271	265,536
Axel Springer AG (Consumer Discretionary, Media)	4,447	322,843
Beiersdorf AG (Consumer Staples, Personal Products)	8,872	1,019,135
Brenntag AG (Industrials, Trading Companies & Distributors)	12,658	730,126
Covestro AG (Materials, Chemicals)144A	15,468	1,409,379
Deutsche Boerse AG (Financials, Capital Markets)	16,666	2,228,901
Deutsche Lufthansa AG (Industrials, Airlines)	19,723	536,080
Deutsche Post AG (Industrials, Air Freight & Logistics)	83,670	3,176,036
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	29,410	1,379,741
Drillisch AG (Telecommunication Services, Wireless Telecommunication Services)	3,917	271,087
Duerr AG (Industrials, Machinery)	2,150	215,956
E.ON SE (Utilities, Multi-Utilities)	193,136	2,048,328
Evonik Industries AG (Materials, Chemicals)	12,689	444,726
Fraport AG (Industrials, Transportation Infrastructure)	3,293	308,052
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	10,737	308,154
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	18,595	1,856,902
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	34,433	2,647,098
GEA Group AG (Industrials, Machinery)	15,184	559,152
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	2,861	222,921
Grenke AG (Financials, Diversified Financial Services)	2,080	235,260
Hannover Rueck SE (Financials, Insurance)	5,208	657,549
Heidelbergcement AG (Materials, Construction Materials)	12,908	1,143,830
HELLA GmbH & Company KGAA (Consumer Discretionary, Auto Components)	3,874	243,655
Hochtief AG (Industrials, Construction & Engineering)	1,613	296,429
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,198	467,179
Innogy SE (Utilities, Multi-Utilities)	11,505	485,677
Kion Group AG (Industrials, Machinery)	5,900	479,645
LANXESS AG (Materials, Chemicals)	7,172	567,458
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	5,543	607,569
Linde AG - Tender (Materials, Chemicals)	14,834	3,398,972
MAN SE (Industrials, Machinery)	2,838	308,884
Merck KGaA (Health Care, Pharmaceuticals)	11,241	1,147,761

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Germany (continued)
Metro AG (Consumer Staples, Food & Staples Retailing)	15,142	$203,924
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,483	847,446
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	13,332	2,747,773
Osram Licht AG (Industrials, Electrical Equipment)	8,172	482,260
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	20,594	605,979
Puma Se (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	479	290,627
Rheinmetall AG (Industrials, Industrial Conglomerates)	4,010	511,449
Scout24 AG (Information Technology, Internet Software & Services)	8,001	410,248
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,749	295,455
Software AG (Information Technology, Software)	4,553	217,591
Symrise AG (Materials, Chemicals)	10,878	883,318
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	55,847	236,081
TUI AG - BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	38,060	883,896
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	15,847	502,609
United Internet AG (Information Technology, Internet Software & Services)	10,331	659,429
Vonovia SE (Real Estate, Real Estate Management & Development)	39,808	1,878,256
Wacker Chemie AG (Materials, Chemicals)	1,433	232,860
Wirecard AG (Information Technology, IT Services)	8,936	1,380,523
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail)†144A	13,034	694,064
		55,222,427

Hong Kong : 4.47%
AIA Group Limited (Financials, Insurance)	1,072,600	9,846,389
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	25,644	336,767
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	402,000	1,258,300
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	246,690	2,060,153
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	252,070	2,845,879
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	68,500	517,034
CLP Holdings Limited (Utilities, Electric Utilities)	198,886	2,089,480
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	27,340	234,304
Fullshare Holdings Limited (Real Estate, Real Estate Management & Development)	725,000	342,016
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	246,625	2,171,238
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	78,705	243,846
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	182,332	413,799
Hang Seng Bank Limited (Financials, Banks)	61,855	1,548,110
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	99,917	657,349
HK Electric Investments Limited (Utilities, Electric Utilities)144A	223,500	216,000
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	727,518	1,573,172
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	102,700	3,323,294
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	101,925	739,976
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	329,574	413,900
Hopewell Holdings (Industrials, Industrial Conglomerates)	57,000	196,221
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	56,574	327,115
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	24,728	1,544,016
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	16,117	576,989
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	53,000	283,475
Kingston Financial Group Limited (Financials, Capital Markets)	288,000	101,346
Landing International Development Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	5,460,000	96,764
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	552,000	214,657
Link REIT (Real Estate, Equity REITs)	197,107	1,744,087
MTR Corporation Limited (Industrials, Road & Rail)	141,069	794,089
New World Development Limited (Real Estate, Real Estate Management & Development)	499,961	767,484
NWS Holdings Limited (Industrials, Industrial Conglomerates)	136,429	253,961
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	373,000	219,714
Power Assets Holdings Limited (Utilities, Electric Utilities)	122,000	848,518
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	118,000	235,904
Sino Land Company (Real Estate, Real Estate Management & Development)	275,899	477,702
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	182,000	261,286
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	140,309	2,264,780
Swire Pacific Limited (Real Estate, Real Estate Management & Development)	45,478	469,090
Swire Properties Limited (Real Estate, Real Estate Management & Development)	96,753	379,329
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	137,243	823,297
The Bank of East Asia Limited (Financials, Banks)	125,800	522,082
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	107,717	348,152

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Hong Kong (continued)
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	79,005	$245,279
VTech Holdings Limited (Information Technology, Communications Equipment)	15,300	186,978
Wharf Real Estate Investment Company Limited (Real Estate, REITs)	102,000	787,446
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	70,945	534,584
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	206,000	283,134
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	69,722	215,570
		46,834,055

Ireland : 0.58%
AIB Group plc (Financials, Banks)	66,779	364,890
Bank of Ireland Group plc (Financials, Banks)	79,150	654,190
DCC plc (Industrials, Industrial Conglomerates)	7,638	732,581
Glanbia plc (Consumer Staples, Food Products)	18,171	336,486
Kerry Group plc Class A (Consumer Staples, Food Products)	13,029	1,373,125
Kingspan Group plc (Industrials, Building Products)	13,014	602,475
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,997	972,285
Smurfit Kappa Group plc (Materials, Containers & Packaging)	18,094	748,809
UDG Healthcare plc (Health Care, Health Care Providers & Services)	22,410	267,819
		6,052,660

Italy : 0.77%
A2A SpA (Utilities, Multi-Utilities)	131,911	223,914
Atlantia SpA (Industrials, Transportation Infrastructure)	37,675	1,091,850
Azimut Holding SpA (Financials, Capital Markets)	10,574	171,764
Davide Campari-Milano SpA (Consumer Staples, Beverages)	39,681	296,426
FinecoBank SpA (Financials, Banks)	34,836	348,362
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,528	967,193
Mediobanca SpA (Financials, Banks)	54,188	511,096
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,151	649,653
Pirelli & C. SpA (Consumer Discretionary, Auto Components)†	31,260	267,433
Poste Italiane SpA (Financials, Insurance)	39,964	342,177
Prysmian SpA (Industrials, Electrical Equipment)	18,997	528,561
Recordati SpA (Health Care, Pharmaceuticals)	9,140	338,718
Saipem SpA (Energy, Energy Equipment & Services)†	48,591	207,339
Snam SpA (Energy, Oil, Gas & Consumable Fuels)	193,317	792,799
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	907,469	729,035
Terna SpA (Utilities, Electric Utilities)	120,629	638,968
		8,105,288

Japan : 19.71%
Activia Properties Incorporated (Real Estate, Equity REITs)	58	258,317
Advance Residence Investment Corporation (Real Estate, Equity REITs)	122	319,509
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	74,500	1,478,563
Aeon Financial Service Company Limited (Financials, Consumer Finance)	11,300	263,842
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	9,300	179,785
Aica Kogyo Company Limited (Industrials, Building Products)	6,000	224,479
Air Water Incorporated (Materials, Chemicals)	16,700	325,142
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	16,200	816,068
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	51,000	974,900
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	19,900	503,605
All Nippon Airways Company Limited (Industrials, Airlines)	31,100	1,252,748
Aozora Bank Limited (Financials, Banks)	10,500	416,004
Asahi Breweries Limited (Consumer Staples, Beverages)	42,400	2,220,071
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	10,900	391,773
Asahi Kasei Corporation (Materials, Chemicals)	123,600	1,699,166
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	191,100	2,923,987
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,400	313,573
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	19,200	817,171
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	6,900	251,174
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	23,500	492,531
CALBEE Incorporated (Consumer Staples, Food Products)	7,600	277,354
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	95,900	3,274,097
Central Japan Railway Company (Industrials, Road & Rail)	18,400	3,807,363
Chiba Bank Limited (Financials, Banks)	70,200	542,060

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	61,900	$959,070
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	19,300	1,091,097
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	26,600	177,276
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	14,000	590,063
Comsys Holdings Corporation (Industrials, Construction & Engineering)	10,200	271,444
Concordia Financial Group Limited (Financials, Banks)	111,400	627,735
Cosmo Energy Holdings Company Limited (Energy, Oil, Gas & Consumable Fuels)	5,800	197,536
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,000	215,655
Credit Saison Company Limited (Financials, Consumer Finance)	14,100	234,212
CyberAgent Incorporated (Consumer Discretionary, Media)	9,100	475,976
Daido Steel Company Limited (Materials, Metals & Mining)	3,600	169,435
Daifuku Company Limited (Industrials, Machinery)	11,200	581,698
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	53,100	1,705,975
Daiichikosho Company Limited (Consumer Discretionary, Media)	4,400	205,470
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	6,700	1,094,443
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	59,700	2,166,070
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	137	323,153
DeNA Company Limited (Information Technology, Internet Software & Services)	10,100	194,415
Denka Company Limited (Materials, Chemicals)	7,500	275,429
DIC Incorporated (Materials, Chemicals)	7,700	251,629
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,500	472,262
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	12,900	687,779
Dowa Mining Company Limited (Materials, Metals & Mining)	5,000	158,340
East Japan Railway Company (Industrials, Road & Rail)	34,700	3,430,606
Ebara Corporation (Industrials, Machinery)	8,700	300,303
Ezaki Glico Company Limited (Consumer Staples, Food Products)	5,300	275,268
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	6,900	716,735
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	65,000	464,264
Fujikura Limited (Industrials, Electrical Equipment)	25,800	175,976
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	6,300	243,811
Glory Limited (Industrials, Machinery)	5,200	154,157
GLP J-REIT (Real Estate, Equity REITs)	220	245,916
GS Yuasa Corporation (Industrials, Electrical Equipment)	37,000	175,502
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	29,700	451,022
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	13,100	568,989
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	22,500	928,667
Haseko Corporation (Consumer Discretionary, Household Durables)	26,900	408,996
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	2,500	444,455
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	7,700	641,283
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	9,600	354,755
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,000	273,843
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	417,000	3,053,566
Hokuhoku Financial Group Incorporated (Financials, Banks)	11,100	157,646
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,900	324,806
Hoshizaki Electric Company Limited (Industrials, Machinery)	5,300	532,509
House Foods Corporation (Consumer Staples, Food Products)	7,300	267,748
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	32,400	1,927,887
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	15,400	517,415
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	16,900	322,977
ITO EN Limited (Consumer Staples, Beverages)	6,000	246,817
Itochu Corporation (Industrials, Trading Companies & Distributors)	138,800	2,610,514
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	4,400	273,016
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	24,700	389,397
Japan Airlines Company Limited (Industrials, Airlines)	32,800	1,271,778
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	6,600	304,564
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	360	268,714
Japan Post Bank Company Limited (Financials, Banks)	36,400	455,397
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	83	301,756
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	119	624,617
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	241	437,316
JFE Holdings Incorporated (Materials, Metals & Mining)	48,100	995,737
JSR Corporation (Materials, Chemicals)	18,300	357,303
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	297,200	1,920,319
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	17,500	212,345
Kagome Company Limited (Consumer Staples, Food Products)	7,700	267,555
Kajima Corporation (Industrials, Construction & Engineering)	94,000	767,312
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	11,800	256,967

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Japan (continued)
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,700	$205,093
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	11,300	247,429
Kaneka Corporation (Materials, Chemicals)	30,000	308,866
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	73,100	1,052,301
Kansai Paint Company Limited (Materials, Chemicals)	23,300	500,334
Kao Corporation (Consumer Staples, Personal Products)	45,200	3,507,638
Kawasaki Kisen Kaisha Limited (Industrials, Marine)†	8,500	175,024
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	9,400	318,417
Keio Corporation (Industrials, Road & Rail)	10,800	502,349
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	15,500	526,474
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	37	229,581
Kewpie Corporation (Consumer Staples, Food Products)	11,500	278,131
Kikkoman Corporation (Consumer Staples, Food Products)	16,900	798,511
Kinden Corporation (Industrials, Construction & Engineering)	12,400	204,377
Kintetsu Corporation (Industrials, Road & Rail)	16,800	703,443
Kirin Brewery Company Limited (Consumer Staples, Beverages)	74,900	2,130,951
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	5,100	450,531
Komatsu Limited (Industrials, Machinery)	86,100	2,839,001
Konami Holdings Corporation (Information Technology, Software)	9,100	427,458
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	43,600	398,386
KOSE Corporation (Consumer Staples, Personal Products)	3,300	718,031
Kuraray Company Limited (Materials, Chemicals)	31,900	489,123
Kurita Water Industries Limited (Industrials, Machinery)	9,400	270,460
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	22,800	466,961
Kyudenko Corporation (Industrials, Construction & Engineering)	4,800	231,650
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	42,100	497,684
Kyushu Railway Company (Industrials, Road & Rail)	14,200	452,296
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	4,600	299,802
Lion Corporation (Consumer Staples, Household Products)	26,500	485,494
LIXIL Group Corporation (Industrials, Building Products)	27,700	612,641
M3 Incorporated (Health Care, Health Care Technology)	19,400	812,309
Makita Corporation (Industrials, Machinery)	25,700	1,148,155
Marubeni Corporation (Industrials, Trading Companies & Distributors)	150,300	1,172,170
Maruichi Steel Tube Limited (Materials, Metals & Mining)	7,300	241,913
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	8,100	391,653
Mebuki Financial Group Incorporated (Financials, Banks)	91,800	334,171
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	18,400	424,713
Meiji Holdings Company Limited (Consumer Staples, Food Products)	12,800	1,090,739
Minebea Company Limited (Industrials, Machinery)	38,200	726,181
Misumi Group Incorporated (Industrials, Trading Companies & Distributors)	24,000	694,949
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	133,400	1,236,082
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	18,700	478,050
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	65,500	496,135
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	23,100	414,074
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	47,700	285,450
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	157,400	2,773,689
Mitsui Chemicals Incorporated (Materials, Chemicals)	18,400	532,794
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	4,900	214,855
Mitsui OSK Lines Limited (Industrials, Marine)	10,400	275,141
Miura Company Limited (Industrials, Machinery)	10,100	268,504
Morinaga & Company Limited (Consumer Staples, Food Products)	4,300	213,449
Nabtesco Corporation (Industrials, Machinery)	11,100	363,249
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	10,900	182,059
Nagoya Railroad Company Limited (Industrials, Road & Rail)	16,900	434,676
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	9,900	276,201
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	23,600	666,011
Nexon Company Limited (Information Technology, Software)†	36,000	596,001
NH Foods Limited (Consumer Staples, Food Products)	9,100	374,339
Nichirei Corporation (Consumer Staples, Food Products)	11,700	317,385
Nidec Corporation (Industrials, Electrical Equipment)	24,000	3,725,146
Nifco Incorporated (Consumer Discretionary, Auto Components)	8,000	276,141
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	8,100	224,866
Nihon M&A Center Incorporated (Industrials, Professional Services)	12,600	414,653
Nikon Corporation (Consumer Discretionary, Household Durables)	36,500	592,200
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	45	202,900
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	128	717,746
Nippon Express Company Limited (Industrials, Road & Rail)	7,800	587,232

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Nippon Kayaku Company Limited (Materials, Chemicals)	15,300	$168,211
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	10,400	175,237
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	159	331,783
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	5,500	394,861
Nippon Shokubai Company Limited (Materials, Chemicals)	3,300	254,511
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	112,700	5,289,757
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	10,115
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	14,500	295,771
Nipro Corporation (Health Care, Health Care Equipment & Supplies)	13,600	165,273
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	7,200	189,622
Nissan Chemical Industries Limited (Materials, Chemicals)	12,700	597,729
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	23,300	492,623
Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,800	580,779
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	8,500	1,462,311
NOF Corporation (Materials, Chemicals)	7,900	240,373
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	10,700	251,111
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	360	504,334
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	108,400	2,808,027
Obayashi Corporation (Industrials, Construction & Engineering)	64,100	647,570
OBIC Company Limited (Information Technology, IT Services)	6,400	554,194
Oji Holdings Corporation (Materials, Paper & Forest Products)	88,000	578,389
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,400	1,021,850
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	48,100	1,193,602
Oracle Corporation (Japan) (Information Technology, Software)	3,000	228,616
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,300	2,080,664
ORIX JREIT Incorporated (Real Estate, Equity REITs)	244	385,564
Osaka Gas Company Limited (Utilities, Gas Utilities)	35,200	768,327
OSG Corporation (Industrials, Machinery)	8,000	167,450
Otsuka Corporation (Information Technology, IT Services)	12,000	495,840
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	42,900	2,137,014
Panasonic Corporation (Consumer Discretionary, Household Durables)	202,100	2,767,183
Park24 Company Limited (Industrials, Commercial Services & Supplies)	10,500	283,578
PeptiDream Incorporated (Health Care, Biotechnology)†	8,900	386,974
Persol Holdings Company Limited (Industrials, Professional Services)	17,700	379,594
Pigeon Corporation (Consumer Staples, Household Products)	11,100	545,893
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	8,500	421,152
Recruit Holdings Company Limited (Industrials, Professional Services)	141,700	3,946,785
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	11,100	287,232
Resorttrust Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,800	161,949
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	62,300	564,672
Rinnai Corporation (Consumer Discretionary, Household Durables)	3,700	353,725
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	834,766
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	10,700	345,732
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,200	748,265
Sankyu Incorporated (Industrials, Road & Rail)	5,600	307,837
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,300	650,440
Sanwa Holdings Corporation (Industrials, Building Products)	20,500	224,438
Sapporo Holdings Limited (Consumer Staples, Beverages)	7,200	185,320
SBI Holdings Incorporated (Financials, Capital Markets)	18,500	505,759
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	349,000
SCSK Corporation (Information Technology, IT Services)	4,700	216,022
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	18,600	328,964
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	26,400	434,641
SEINO Holdings Company Limited (Industrials, Road & Rail)	16,700	314,703
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	40,400	664,018
Sekisui House Limited (Consumer Discretionary, Household Durables)	58,300	1,040,756
Seven Bank Limited (Financials, Banks)	62,900	198,902
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	13,400	304,005
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	17,500	228,915
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	23,300	643,623
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,300	235,106
Shimizu Corporation (Industrials, Construction & Engineering)	62,700	613,830
Shiseido Company Limited (Consumer Staples, Personal Products)	36,300	2,878,373
Shizuoka Bank Limited (Financials, Banks)	51,000	492,724
Showa Denko KK (Materials, Chemicals)	13,500	583,881
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	18,300	243,585
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	76,900	5,489,070

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Japan (continued)
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	7,800	$357,430
Sojitz Corporation (Industrials, Trading Companies & Distributors)	108,300	386,270
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	8,300	239,955
Square Enix Company Limited (Information Technology, Software)	8,400	417,741
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	13,900	474,684
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	15,800	549,736
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	4,100	246,109
Sumitomo Chemical Company Limited (Materials, Chemicals)	151,000	914,731
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	106,600	1,790,794
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	14,600	303,717
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	15,100	231,112
Sumitomo Heavy Industries Limited (Industrials, Machinery)	10,900	385,761
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,000	173,802
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	6,200	282,116
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	11,100	493,855
Suzuken Company Limited (Health Care, Health Care Providers & Services)	8,700	390,274
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	38,700	2,227,691
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	15,700	1,415,793
Taiheiyo Cement Corporation (Materials, Construction Materials)	11,200	414,910
Taisei Corporation (Industrials, Construction & Engineering)	19,900	1,095,748
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	5,300	563,690
Takara Holdings Incorporated (Consumer Staples, Beverages)	17,300	205,943
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	31,000	259,034
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	68,700	2,811,531
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,100	997,913
Teijin Limited (Materials, Chemicals)	17,300	335,870
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	29,000	1,722,112
The 77 Bank Limited (Financials, Banks)	7,000	155,784
The Bank of Kyoto Limited (Financials, Banks)	6,600	345,820
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	25,700	336,178
The Gunma Bank Limited (Financials, Banks)	39,000	221,556
The Hachijuni Bank Limited (Financials, Banks)	47,400	210,454
The Iyo Bank Limited (Financials, Banks)	28,400	195,016
THK Company Limited (Industrials, Machinery)	11,300	401,995
TIS Incorporated (Information Technology, IT Services)	8,000	376,523
Tobu Railway Company Limited (Industrials, Road & Rail)	19,300	598,773
Toho Company Limited Tokyo (Consumer Discretionary, Media)	12,500	434,343
Toho Gas Company Limited (Utilities, Gas Utilities)	9,000	284,184
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	44,300	565,636
Tokai Carbon Company Limited (Materials, Chemicals)	19,000	390,008
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	16,200	343,553
Tokyo Century Corporation (Financials, Diversified Financial Services)	5,000	301,053
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities)†	137,700	654,418
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	14,100	2,644,115
Tokyo Gas Company Limited (Utilities, Gas Utilities)	38,100	1,038,438
Tokyu Corporation (Industrials, Road & Rail)	51,500	915,577
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	45,500	336,278
Toray Industries Incorporated (Materials, Chemicals)	145,500	1,191,579
TOTO Limited (Industrials, Building Products)	13,800	723,078
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	9,300	332,128
Trend Micro Incorporated (Information Technology, Software)	11,400	647,626
Tsumura & Company (Health Care, Pharmaceuticals)	7,000	255,136
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	3,900	580,420
UBE Industries Limited (Materials, Chemicals)	9,300	264,591
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,800	169,242
Unicharm Corporation (Consumer Staples, Household Products)	39,200	1,218,322
United Urban Investment Corporation (Real Estate, Equity REITs)	279	427,791
USS Company Limited (Consumer Discretionary, Specialty Retail)	21,600	409,226
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,200	184,658
West Japan Railway Company (Industrials, Road & Rail)	17,500	1,259,273
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	69,200	358,770
Yamaguchi Financial Group (Financials, Banks)	22,000	265,533
Yamaha Corporation (Consumer Discretionary, Leisure Products)	15,400	804,081
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	26,500	767,339
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	15,700	340,598
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	24,200	978,811
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	4,800	231,208

11

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Zeon Corporation (Materials, Chemicals)	17,900	$227,401
		206,682,143

Luxembourg : 0.23%
Aroundtown SA (Real Estate, Real Estate Management & Development)	50,089	416,630
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	67,727	362,833
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	960	493,134
RTL Group SA (Consumer Discretionary, Media)	3,604	271,966
SES SA (Consumer Discretionary, Media)	31,823	549,670
Subsea 7 SA (Energy, Energy Equipment & Services)	19,773	301,572
		2,395,805

Malta : 0.02%
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,031	253,934

Netherlands : 3.01%
Aalberts Industries NV (Industrials, Machinery)	8,289	405,634
ABN AMRO Group NV (Financials, Banks)144A	40,300	1,046,845
Aegon NV (Financials, Insurance)	152,543	949,788
Akzo Nobel NV (Materials, Chemicals)	21,871	1,920,180
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,951	230,161
ASR Nederland NV (Financials, Insurance)	11,908	503,942
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	7,018	235,958
Euronext NV (Financials, Capital Markets)144A	4,784	304,245
Gemalto NV (Information Technology, Software)	163	9,554
Gemalto NV (Information Technology, Software)	10,220	599,058
Heineken Holding NV (Consumer Staples, Beverages)	8,740	851,118
Heineken NV (Consumer Staples, Beverages)	18,878	1,890,018
IMCD Group NV (Industrials, Trading Companies & Distributors)	4,533	281,128
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	106,523	2,447,528
Koninklijke DSM NV (Materials, Chemicals)	14,943	1,488,020
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	266,024	723,687
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	79,914	3,271,691
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	5,572	273,586
NN Group NV (Financials, Insurance)	29,248	1,256,912
Philips Lighting NV (Industrials, Electrical Equipment)	8,577	244,958
Qiagen NV (Health Care, Life Sciences Tools & Services)†	20,689	751,232
Randstad Holdings NV (Industrials, Professional Services)	10,203	609,035
RELX NV (Industrials, Professional Services)	87,472	1,910,202
SBM Offshore NV (Energy, Energy Equipment & Services)	14,506	229,360
Unilever NV (Consumer Staples, Personal Products)	139,216	7,769,711
Wolters Kluwer NV (Consumer Discretionary, Media)	25,321	1,422,057
		31,625,608

New Zealand : 0.32%
A2 Milk Company Limited (Consumer Staples, Food Products)†	62,411	474,750
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	77,451	357,721
Contact Energy Limited (Utilities, Electric Utilities)	60,045	242,032
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	53,054	493,049
Fletcher Building Limited (Materials, Construction Materials)	62,531	288,373
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	104,696	218,700
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	36,559	291,657
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	62,054	173,267
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	152,184	389,784
Xero Limited (Information Technology, Software)†	8,727	270,394
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	31,772	162,976
		3,362,703

Norway : 0.88%
Aker BP ASA (Energy, Oil, Gas & Consumable Fuels)	8,322	304,090
Den Norske Bank ASA (Financials, Banks)	84,399	1,511,048
Gjensidige Forsikring ASA (Financials, Insurance)	17,374	268,168
Marine Harvest ASA (Consumer Staples, Food Products)	34,710	694,395

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Norway (continued)
Norsk Hydro ASA (Materials, Metals & Mining)	104,543	$655,925
Orkla ASA (Consumer Staples, Food Products)	76,141	686,718
Schibsted ASA Class A (Consumer Discretionary, Media)	7,330	206,928
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	89,839	2,363,809
Storebrand ASA (Financials, Insurance)	42,314	345,950
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	61,812	1,273,224
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	7,287	244,987
Yara International ASA (Materials, Chemicals)	15,232	627,694
		9,182,936

Portugal : 0.21%
Banco Comercial Portugues SA (Financials, Banks)†	773,091	227,030
Energias de Portugal SA (Utilities, Electric Utilities)	218,752	856,703
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	42,037	781,134
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	22,548	354,539
		2,219,406

Singapore : 1.71%
Ascendas REIT (Real Estate, Equity REITs)	200,900	397,644
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	239,400	305,765
CapitaLand Limited (Real Estate, Real Estate Management & Development)	221,863	573,362
CapitaLand Mall Trust (Real Estate, Equity REITs)	222,300	343,699
City Developments Limited (Real Estate, Real Estate Management & Development)	42,275	353,963
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	184,937	339,803
DBS Group Holdings Limited (Financials, Banks)	157,513	3,337,673
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	470,524	442,813
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	8,877	227,818
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	127,643	735,054
Mapletree Commercial Trust (Real Estate, Equity REITs)	167,900	196,888
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	320,896	3,005,591
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	80,700	176,608
Singapore Airlines Limited (Industrials, Airlines)	45,700	385,029
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	60,500	233,170
Singapore Exchange Limited (Financials, Capital Markets)	73,974	400,024
Singapore Press Holdings Limited (Consumer Discretionary, Media)	152,300	299,174
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	134,169	348,738
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	617,655	1,513,171
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	6,100	14,944
Suntec REIT (Real Estate, Equity REITs)	188,200	253,023
United Overseas Bank Limited (Financials, Banks)	121,286	2,549,194
UOL Group Limited (Real Estate, Real Estate Management & Development)	48,573	294,591
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,500	386,115
Wilmar International Limited (Consumer Staples, Food Products)	263,785	638,356
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	221,700	159,794
		17,912,004

Spain : 1.57%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	60,008	1,287,998
Aena SA (Industrials, Transportation Infrastructure)144A	4,790	920,039
Amadeus IT Holding SA Class A (Information Technology, IT Services)	36,304	2,881,758
Bankinter SA (Financials, Banks)	51,810	499,327
Bolsas y Mercados Espanoles SA (Financials, Capital Markets)	5,483	185,246
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services)144A	11,916	302,429
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	41,264	140,426
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	17,961	478,949
Endesa SA (Utilities, Electric Utilities)	24,224	533,673
Gas Natural SDG SA (Utilities, Gas Utilities)	27,726	680,351
Grifols SA (Health Care, Biotechnology)	27,280	803,671

13

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Spain (continued)
Iberdrola SA (Utilities, Electric Utilities)	542,285	$3,849,397
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	22,745	241,704
Merlin Properties Socimi SA (Real Estate, Equity REITs)	29,136	401,414
Red Electrica Corporacion SA (Utilities, Electric Utilities)	35,774	696,330
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	124,872	2,380,231
Viscofan SA (Consumer Staples, Food Products)	2,871	191,144
		16,474,087

Sweden : 2.98%
Alfa Laval AB (Industrials, Machinery)	25,720	642,191
Assa Abloy AB Class B (Industrials, Building Products)	88,949	1,912,296
Atlas Copco AB Class A (Industrials, Machinery)†	58,212	52,799
Atlas Copco AB Class A (Industrials, Machinery)	58,212	2,310,236
BillerudKorsnas AB (Materials, Containers & Packaging)	15,989	242,942
Boliden AB (Materials, Metals & Mining)	22,588	796,167
Boliden AB (Materials, Metals & Mining)†(a)	22,588	14,679
Castellum AB (Real Estate, Real Estate Management & Development)	24,952	400,631
Dometic Group AB (Consumer Discretionary, Auto Components)144A	26,730	273,844
Electrolux AB Class B (Consumer Discretionary, Household Durables)	21,624	533,545
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	33,566	409,151
Essity Aktiebolag AB (Consumer Staples, Household Products)	58,404	1,483,428
Fabege AB (Real Estate, Real Estate Management & Development)	26,122	308,105
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development)†	8,641	224,179
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	20,379	197,479
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	73,248	1,103,649
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	23,963	1,349,619
Hexpol AB (Materials, Chemicals)	22,632	239,174
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	38,113	374,600
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	7,213	222,546
Industrivarden AB Class A (Financials, Diversified Financial Services)	15,737	343,680
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	6,716	156,647
Investor AB Class B (Financials, Diversified Financial Services)	40,591	1,682,719
Kinnevik AB Class B (Financials, Diversified Financial Services)	20,901	728,055
Loomis AB Class B (Industrials, Commercial Services & Supplies)	6,426	245,554
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	6,820	220,242
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	14,480	459,073
Nibe Industrier AB Class B (Industrials, Building Products)	29,779	302,750
Saab AB Class B (Industrials, Aerospace & Defense)	6,019	248,565
Sandvik AB (Industrials, Machinery)	95,178	1,651,215
Securitas AB (Industrials, Commercial Services & Supplies)	29,067	468,349
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	146,897	1,323,207
SKF AB Class B (Industrials, Machinery)	32,034	622,039
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	56,071	621,040
Swedbank AB Class A (Financials, Banks)	85,999	1,787,441
Swedish Match AB (Consumer Staples, Tobacco)	16,835	797,931
Swedish Orphan Biovitrum AB (Health Care, Biotechnology)†	15,103	307,228
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	31,003	379,316
Telefonaktiebolaget LM Ericsson AB Class B (Information Technology, Communications Equipment)	253,293	1,836,992
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	251,815	1,180,396
Trelleborg AB Class B (Industrials, Machinery)	20,956	458,727
Volvo AB Class B (Industrials, Machinery)	134,718	2,318,089
		31,230,515

Switzerland : 6.74%
Adecco SA (Industrials, Professional Services)	15,477	928,369
Aryzta AG (Consumer Staples, Food Products)†	8,184	121,979
Baloise Holding AG (Financials, Insurance)	4,398	645,242
Barry Callebaut AG (Consumer Staples, Food Products)	216	377,606
BB Biotech AG (Health Care, Biotechnology)	28,442	1,887,284
Bucher Industries AG (Industrials, Machinery)	603	217,315
Cembra Money Bank AG (Financials, Consumer Finance)	2,616	211,011
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	10	755,885
Clariant AG (Materials, Chemicals)	17,819	429,927
Coca-Cola HBC AG (Consumer Staples, Beverages)	18,422	629,375
Dksh Holding AG (Industrials, Professional Services)	2,891	230,406
dormakaba Holding AG (Industrials, Building Products)	281	219,531

14

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Switzerland (continued)
EMS-Chemie Holdings AG (Materials, Chemicals)	783	$489,772
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,758	368,866
GAM Holding AG (Financials, Capital Markets)	14,853	221,981
Geberit AG (Industrials, Building Products)	3,316	1,432,582
Georg Fischer AG (Industrials, Machinery)	376	486,404
Givaudan SA (Materials, Chemicals)	723	1,610,171
Helvetia Holding AG (Financials, Insurance)	587	331,438
Julius Baer Group Limited (Financials, Capital Markets)	20,644	1,204,373
Kuehne & Nagel International AG (Industrials, Marine)	4,989	752,197
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	14,305	583,753
Lonza Group AG (Health Care, Life Sciences Tools & Services)	6,417	1,716,886
Nestle SA (Consumer Staples, Food Products)	284,586	21,476,772
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	17,866	288,582
Pargesa Holding SA (Financials, Diversified Financial Services)	3,394	296,665
Partners Group Holding AG (Financials, Capital Markets)	1,970	1,423,133
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	3,788	347,054
Roche Holding AG (Health Care, Pharmaceuticals)	62,945	13,478,635
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	3,683	778,004
SGS SA (Industrials, Professional Services)	478	1,236,224
Sika AG (Materials, Chemicals)	181	1,445,282
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	4,857	847,610
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	989	651,741
Sunrise Communications Group AG (Telecommunication Services, Diversified Telecommunication Services)144A	3,035	247,733
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,576	1,249,841
Swiss Life Holding AG (Financials, Insurance)	3,044	1,037,727
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	6,646	620,028
Swiss Reinsurance AG (Financials, Insurance)	29,064	2,511,842
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,374	1,058,858
Temenos Group AG (Information Technology, Software)	5,448	807,029
VAT Group AG (Industrials, Machinery)	1,963	281,225
Vifor Pharma AG (Health Care, Pharmaceuticals)	4,314	669,467
Zurich Insurance Group AG (Financials, Insurance)	13,708	4,063,999
		70,669,804

Thailand : 0.04%
Thai Beverage PCL (Consumer Staples, Beverages)	762,100	435,453

United Kingdom : 17.26%
3i Group plc (Financials, Capital Markets)	81,365	1,030,790
Admiral Group plc (Financials, Insurance)	19,473	498,443
Aggreko plc (Industrials, Commercial Services & Supplies)	22,237	207,694
Ashtead Group plc (Industrials, Trading Companies & Distributors)	40,345	1,250,177
Associated British Foods plc (Consumer Staples, Food Products)	30,049	1,058,560
AstraZeneca plc (Health Care, Pharmaceuticals)	110,462	8,026,423
Babcock International Group plc (Industrials, Commercial Services & Supplies)	20,119	222,788
BAE Systems plc (Industrials, Aerospace & Defense)	268,899	2,285,606
Balfour Beatty plc (Industrials, Construction & Engineering)	56,046	227,687
Barratt Developments plc (Consumer Discretionary, Household Durables)	84,730	614,541
BBA Aviation plc (Industrials, Transportation Infrastructure)	82,899	363,446
Beazley plc (Financials, Insurance)	44,926	357,140
Bellway plc (Consumer Discretionary, Household Durables)	10,101	440,834
BHP Billiton plc (Materials, Metals & Mining)	175,089	4,024,328
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,674,659	12,829,642
British American Tobacco plc (Consumer Staples, Tobacco)	202,161	10,397,661
Britvic plc (Consumer Staples, Beverages)	22,370	240,726
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	723,053	1,969,480
BTG plc (Health Care, Pharmaceuticals)†	30,420	241,218
Bunzl plc (Industrials, Trading Companies & Distributors)	27,873	848,513
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	34,382	945,652
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,257	1,045,336
Centamin plc (Materials, Metals & Mining)	102,110	174,901
Centrica plc (Utilities, Multi-Utilities)	493,651	957,447
Close Brothers Group plc (Financials, Capital Markets)	12,905	250,467
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	139,660	3,003,004

15

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
United Kingdom (continued)
Croda International plc (Materials, Chemicals)	11,599	$718,840
CYBG plc (Financials, Banks)	75,384	287,608
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	26,685	236,610
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	8,377	310,916
Derwent Valley Holdings plc (Real Estate, Equity REITs)	9,888	395,522
Diageo plc (Consumer Staples, Beverages)	210,835	7,742,559
Direct Line Insurance Group plc (Financials, Insurance)	126,375	600,588
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	85,671	210,691
DS Smith plc (Materials, Containers & Packaging)	83,280	612,217
easyJet plc (Industrials, Airlines)	17,037	387,057
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	37,451	350,390
Experian Group Limited plc (Industrials, Professional Services)	79,377	1,943,148
Ferguson plc (Industrials, Trading Companies & Distributors)	21,814	1,694,090
Fresnillo plc (Materials, Metals & Mining)	15,860	280,094
G4S plc (Industrials, Commercial Services & Supplies)	130,455	468,062
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	431,126	8,734,312
Great Portland Estates plc (Real Estate, Equity REITs)	21,971	201,529
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	49,993	675,880
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	31,876	572,054
Hammerson plc (Real Estate, Equity REITs)	70,060	509,445
Hargreaves Lansdown plc (Financials, Capital Markets)	21,529	545,776
Hays plc (Industrials, Professional Services)	127,378	310,721
Hiscox Limited (Financials, Insurance)	24,922	497,614
HomeServe plc (Industrials, Commercial Services & Supplies)	25,729	299,275
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	50,493	336,420
HSBC Holdings plc (Financials, Banks)	1,751,808	16,781,095
IG Group Holdings plc (Financials, Capital Markets)	32,114	369,062
IMI plc (Industrials, Machinery)	24,780	382,119
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	80,800	2,910,852
Inchcape plc (Consumer Discretionary, Distributors)	35,340	343,653
Indivior plc (Health Care, Pharmaceuticals)†	63,651	406,911
Informa plc (Consumer Discretionary, Media)	72,751	758,606
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	38,019	189,325
Intermediate Capital Group (Financials, Capital Markets)	23,551	358,784
Intertek Group plc (Industrials, Professional Services)	13,601	988,280
Intu Properties plc (Real Estate, Equity REITs)	65,022	172,096
Investec plc (Financials, Capital Markets)	53,470	394,923
ITV plc (Consumer Discretionary, Media)	361,936	782,333
IWG plc (Industrials, Commercial Services & Supplies)	57,565	237,990
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	141,196	597,446
John Wood Group plc (Energy, Energy Equipment & Services)	56,468	503,391
Johnson Matthey plc (Materials, Chemicals)	15,550	726,186
Jupiter Fund Management plc (Financials, Capital Markets)	41,449	250,100
Just Eat plc (Information Technology, Internet Software & Services)†	49,358	553,127
Kingfisher plc (Consumer Discretionary, Specialty Retail)	186,888	758,238
Legal & General Group plc (Financials, Insurance)	492,377	1,765,953
London Stock Exchange Group plc (Financials, Capital Markets)	26,809	1,595,538
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	137,256	518,190
Mediclinic International plc (Health Care, Health Care Providers & Services)	29,518	239,755
Meggitt plc (Industrials, Aerospace & Defense)	64,661	422,651
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	64,809	316,012
Metro Bank plc (Financials, Banks)†	6,815	301,139
Micro Focus International plc (Information Technology, Software)	30,165	534,531
Mondi plc (Materials, Paper & Forest Products)	31,593	877,342
Moneysupermarket.com Group plc (Information Technology, Internet Software & Services)	46,920	197,660
NEX Group plc (Financials, Capital Markets)	27,354	368,358
Next plc (Consumer Discretionary, Multiline Retail)	11,826	911,812
NMC Health plc (Health Care, Health Care Providers & Services)	7,428	347,974
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)†	48,854	583,198
Pearson plc (Consumer Discretionary, Media)	67,835	813,031
Pennon Group plc (Utilities, Water Utilities)	34,948	346,949
Persimmon plc (Consumer Discretionary, Household Durables)	25,861	973,594
Phoenix Group Holdings (Financials, Insurance)	34,299	353,364
Playtech plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,347	253,035
Polymetal International plc (Materials, Metals & Mining)	25,079	228,304
Randgold Resources Limited (Materials, Metals & Mining)	8,486	673,242
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	60,906	4,664,418
RELX plc (Industrials, Professional Services)	89,774	1,972,112
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	160,610	731,475

16

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Rightmove plc (Information Technology, Internet Software & Services)			8,061	$526,365
Rio Tinto plc (Materials, Metals & Mining)			95,339	5,373,732
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)			160,354	1,757,772
Rolls-Royce Holdings plc Class C (Industrials, Aerospace & Defense)(a)††			12,058,853	16,030
Rotork plc (Industrials, Machinery)			73,333	325,308
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			382,089	13,259,736
Royal Mail plc (Industrials, Air Freight & Logistics)			84,933	574,690
RPC Group plc (Materials, Containers & Packaging)			33,781	355,123
RSA Insurance Group plc (Financials, Insurance)			87,953	762,087
Schroders plc (Financials, Capital Markets)			9,534	410,258
Segro plc (Real Estate, Equity REITs)			86,889	756,102
Severn Trent plc (Utilities, Water Utilities)			20,553	543,437
Shaftesbury plc (Real Estate, Equity REITs)			15,470	189,713
Sky plc (Consumer Discretionary, Media)			90,002	1,611,608
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			79,721	1,450,297
Smiths Group plc (Industrials, Industrial Conglomerates)			33,668	787,940
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			11,371	421,889
Spirax-Sarco Engineering plc (Industrials, Machinery)			6,357	522,252
SSE plc (Utilities, Electric Utilities)			86,721	1,576,490
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			41,335	354,364
Tate & Lyle plc (Consumer Staples, Food Products)			38,621	353,430
Taylor Wimpey plc (Consumer Discretionary, Household Durables)			278,357	703,620
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)			36,872	1,162,979
Tesco plc (Consumer Staples, Food & Staples Retailing)			705,134	2,303,119
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			12,031	679,080
The British Land Company plc (Real Estate, Equity REITs)			81,734	736,668
The Sage Group plc (Information Technology, Software)			99,941	880,042
TP Icap plc (Financials, Capital Markets)			47,459	264,346
Unilever plc (Consumer Staples, Personal Products)			110,265	6,077,975
United Business Media plc (Consumer Discretionary, Media)			34,946	477,562
United Utilities Group plc (Utilities, Water Utilities)			59,552	614,166
Victrex plc (Materials, Chemicals)			7,293	273,786
WH Smith plc (Consumer Discretionary, Specialty Retail)			10,269	264,558
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			14,390	806,302
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			81,598	347,112
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			190,626	622,879
WPP plc (Consumer Discretionary, Media)			118,082	1,934,685
				180,965,578

Total Common Stocks (Cost $967,663,307)				1,009,213,108

	Dividend yield
Preferred Stocks : 0.37%
Germany : 0.37%
Fuchs Petrolub AG (Materials, Chemicals)	1.74%		6,244	327,458
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.45		16,343	2,018,527
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	2.39		12,561	926,295
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	1.03		2,697	395,062
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.67		14,092	211,035
Total Preferred Stocks (Cost $4,194,440)				3,878,377

		Expiration date
Rights : 0.00%
United Kingdom : 0.00%
GVC CVR Maya Gold (a)†		6-30-2019	174,403	0

Total Rights (Cost $0)				0

17

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name		Yield	Shares	Value
Short-Term Investments : 1.84%
Investment Companies : 1.84%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67%	19,294,076	$19,294,076

Total Short-Term Investments (Cost $19,294,076)				19,294,076

Total investments in securities (Cost $991,411,023)	98.47%			1,032,676,895
Other assets and liabilities, net	1.53			16,054,625

Total net assets	100.00%			$1,048,731,520

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

††	On the last dividend date, partial dividends were declared.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GDR	Global depositary receipt
REIT	Real estate investment trust
SDR	Swedish depositary receipt

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	274	6-15-2018	$27,388,120	$27,221,900	$0	$(166,220)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	27,179,905	117,614,402	125,500,231	19,294,076	$19,294,076	1.84%

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$88,142,258	$0	$0	$88,142,258
Austria	4,179,324	0	0	4,179,324
Belgium	8,523,717	0	0	8,523,717
Canada	99,229,577	0	0	99,229,577
China	3,675,826	0	0	3,675,826
Czech Republic	595,774	0	0	595,774
Denmark	20,101,222	0	0	20,101,222
Finland	14,391,672	0	0	14,391,672
France	81,040,666	0	0	81,040,666
Germany	55,222,427	0	0	55,222,427
Hong Kong	46,834,055	0	0	46,834,055
Ireland	6,052,660	0	0	6,052,660
Italy	8,105,288	0	0	8,105,288
Japan	206,682,143	0	0	206,682,143
Luxembourg	2,395,805	0	0	2,395,805
Malta	253,934	0	0	253,934
Netherlands	31,625,608	0	0	31,625,608
New Zealand	3,362,703	0	0	3,362,703
Norway	9,182,936	0	0	9,182,936
Portugal	2,219,406	0	0	2,219,406
Singapore	17,912,004	0	0	17,912,004
Spain	16,474,087	0	0	16,474,087
Sweden	31,215,836	14,679	0	31,230,515
Switzerland	70,669,804	0	0	70,669,804
Thailand	435,453	0	0	435,453
United Kingdom	180,949,548	16,030	0	180,965,578
Preferred stocks
Germany	3,878,377	0	0	3,878,377
Rights
United Kingdom	0	0	0	0
Short-term investments
Investment companies	19,294,076	0	0	19,294,076

Total assets	$1,032,646,186	$30,709	$0	$1,032,676,895

Liabilities
Futures contracts	$166,220	$0	$0	$166,220

Total liabilities	$166,220	$0	$0	$166,220

Futures contracts are reported at their cumulative unrealized losses at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2018, the Portfolio had segregated $3,846,472 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at May 31, 2018. As a result, common stock valued at $184,889,395 and preferred stock valued at $201,455 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.85%
Consumer Discretionary : 11.86%
Auto Components : 0.19%
Adient plc	9,403	$500,616
Dana Incorporated	14,385	320,786
Lear Corporation	6,725	1,331,550
Tenneco Incorporated	5,187	229,162
The Goodyear Tire & Rubber Company	25,037	611,654
Visteon Corporation †	3,082	385,127
		3,378,895

Automobiles : 0.59%
Ford Motor Company	392,687	4,535,535
General Motors Company	128,297	5,478,282
Thor Industries Incorporated	5,007	463,648
		10,477,465

Distributors : 0.15%
Genuine Parts Company	14,181	1,287,493
LKQ Corporation †	28,821	915,643
Pool Corporation	3,893	556,388
		2,759,524

Diversified Consumer Services : 0.17%
Bright Horizons Family Solutions Incorporated †	4,937	499,624
Grand Canyon Education Incorporated †	4,747	527,392
H&R Block Incorporated	21,007	576,642
Service Corporation International	18,154	666,070
ServiceMaster Global Holdings Incorporated †	13,309	760,476
		3,030,204

Hotels, Restaurants & Leisure : 2.34%
Aramark	24,589	954,545
Carnival Corporation	41,587	2,590,038
Chipotle Mexican Grill Incorporated †	2,842	1,222,572
Cracker Barrel Old Country Store Incorporated	2,427	380,335
Darden Restaurants Incorporated	12,645	1,105,299
Domino’s Pizza Incorporated	4,282	1,076,837
Dunkin Brands Group Incorporated	8,944	572,684
Hilton Worldwide Holdings Incorporated	21,517	1,736,637
Jack in the Box Incorporated	2,886	232,814
Marriott International Incorporated Class A	28,718	3,887,268
McDonald’s Corporation	81,415	13,027,214
Norwegian Cruise Line Holdings Limited †	18,487	967,610
Six Flags Entertainment Corporation	6,967	449,511
Starbucks Corporation	143,393	8,126,081
Texas Roadhouse Incorporated	6,672	413,464
Vail Resorts Incorporated	3,969	955,696
Wyndham Worldwide Corporation	10,291	1,115,956
Yum! Brands Incorporated	34,748	2,826,055
		41,640,616

Household Durables : 0.46%
D.R. Horton Incorporated	37,126	1,567,088
Leggett & Platt Incorporated	13,094	540,782
Lennar Corporation Class A	21,121	1,092,801

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Household Durables (continued)
Lennar Corporation Class B	422	$17,462
Mohawk Industries Incorporated †	6,224	1,269,945
NVR Incorporated †	366	1,094,538
Pulte Group Incorporated	29,056	878,944
Toll Brothers Incorporated	15,543	613,793
Whirlpool Corporation	7,387	1,069,268
		8,144,621

Internet & Direct Marketing Retail : 0.02%
Wayfair Incorporated Class A †	4,260	393,411

Leisure Products : 0.16%
Hasbro Incorporated	11,672	1,012,546
Mattel Incorporated	33,825	524,964
Polaris Industries Incorporated	5,902	660,434
The Brunswick Corporation	8,850	562,860
		2,760,804

Media : 3.19%
Altice USA Incorporated †	11,837	231,532
AMC Networks Incorporated Class A †	4,943	282,591
Cable One Incorporated	444	288,263
CBS Corporation Class B	35,321	1,779,119
Charter Communications Incorporated Class A †	19,891	5,192,347
Cinemark Holdings Incorporated	10,483	354,011
Comcast Corporation Class A	471,246	14,693,450
Discovery Communications Incorporated Class A †	14,877	313,756
DISH Network Corporation Class A †	22,373	661,122
Interpublic Group of Companies Incorporated	39,599	894,937
Live Nation Incorporated †	13,300	566,979
News Corporation Class A	38,142	573,274
Nexstar Broadcasting Group Incorporated	4,377	290,195
Omnicom Group Incorporated	23,257	1,676,365
Sirius XM Holdings Incorporated	124,834	886,321
Tegna Incorporated	21,079	218,589
The Madison Square Garden Company Class A †	1,626	426,077
The Walt Disney Company	148,576	14,778,855
Time Warner Incorporated	77,634	7,310,017
Tribune Media Company Class A	6,971	250,119
Twenty-First Century Fox Incorporated Class A	104,497	4,028,359
Viacom Incorporated Class B	35,233	954,814
		56,651,092

Multiline Retail : 0.63%
Dollar General Corporation	27,489	2,404,738
Dollar Tree Incorporated †	23,033	1,902,295
Kohl’s Corporation	16,493	1,100,908
Macy’s Incorporated	30,376	1,060,426
Nordstrom Incorporated	11,451	561,443
Target Corporation	56,572	4,123,533
		11,153,343

Specialty Retail : 2.95%
Advance Auto Parts Incorporated	6,972	896,739
AutoNation Incorporated †	6,786	309,849
AutoZone Incorporated †	2,799	1,817,447
Bed Bath & Beyond Incorporated	14,399	261,486
Best Buy Company Incorporated	25,274	1,724,951
Burlington Stores Incorporated †	6,746	986,603
CarMax Incorporated †	18,131	1,249,589

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Foot Locker Incorporated	12,234	$660,269
L Brands Incorporated	22,283	755,617
Lowe’s Companies Incorporated	81,894	7,780,749
O’Reilly Automotive Incorporated †	8,644	2,328,780
Ross Stores Incorporated	37,538	2,960,997
Signet Jewelers Limited	6,037	259,591
The Gap Incorporated	26,581	743,736
The Home Depot Incorporated	115,585	21,562,382
The TJX Companies Incorporated	58,405	5,275,140
Tractor Supply Company	12,741	946,784
ULTA Beauty Incorporated †	5,912	1,459,732
Williams-Sonoma Incorporated	7,819	432,938
		52,413,379

Textiles, Apparel & Luxury Goods : 1.01%
Carter’s Incorporated	4,786	521,722
HanesBrands Incorporated	35,897	654,402
Michael Kors Holdings Limited †	14,717	844,609
Nike Incorporated Class B	127,852	9,179,774
PVH Corporation	8,002	1,280,320
Ralph Lauren Corporation	5,461	734,941
Skechers U.S.A. Incorporated Class A †	12,836	373,014
Tapestry Incorporated	28,485	1,245,364
Under Armour Incorporated Class A †	18,299	382,449
VF Corporation	32,893	2,669,596
		17,886,191

Consumer Staples : 9.02%
Beverages : 2.34%
Brown-Forman Corporation Class B	23,608	1,335,268
Constellation Brands Incorporated Class A	16,100	3,591,588
Dr Pepper Snapple Group Incorporated	18,188	2,169,828
Molson Coors Brewing Company Class B	18,223	1,123,448
Monster Beverage Corporation †	42,589	2,178,853
PepsiCo Incorporated	145,837	14,620,159
The Coca-Cola Company	387,518	16,663,274
		41,682,418

Food & Staples Retailing : 1.83%
Casey’s General Stores Incorporated	3,808	368,614
Costco Wholesale Corporation	41,976	8,321,322
Sysco Corporation	48,024	3,123,001
The Kroger Company	84,339	2,051,968
US Foods Holding Corporation †	19,982	712,958
Wal-Mart Stores Incorporated	146,549	12,096,154
Walgreens Boots Alliance Incorporated	93,960	5,862,164
		32,536,181

Food Products : 1.48%
Archer Daniels Midland Company	55,617	2,431,575
Bunge Limited	13,617	947,062
Campbell Soup Company	19,180	645,215
ConAgra Foods Incorporated	41,346	1,532,283
Flowers Foods Incorporated	18,522	375,997
General Mills Incorporated	57,924	2,449,606
Hain Celestial Group Incorporated †	10,514	268,317
Hormel Foods Corporation	26,909	965,764

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Food Products (continued)
Ingredion Incorporated	7,303	$813,481
Kellogg Company	28,452	1,832,024
Lamb Weston Holdings Incorporated	14,704	937,380
McCormick & Company Incorporated	12,053	1,217,353
Mondelez International Incorporated Class A	150,275	5,901,299
Pinnacle Foods Incorporated	11,772	752,702
Post Holdings Incorporated †	6,538	502,576
The Hershey Company	14,496	1,305,220
The J.M. Smucker Company	11,214	1,205,505
TreeHouse Foods Incorporated †	5,705	273,327
Tyson Foods Incorporated Class A	28,895	1,949,546
		26,306,232

Household Products : 1.76%
Church & Dwight Company Incorporated	25,287	1,187,225
Colgate-Palmolive Company	89,408	5,640,751
Energizer Holdings Incorporated	6,257	380,050
Kimberly-Clark Corporation	35,932	3,623,742
The Clorox Company	13,039	1,575,502
The Procter & Gamble Company	257,027	18,806,666
		31,213,936

Personal Products : 0.30%
Coty Incorporated Class A	45,806	606,930
Edgewell Personal Care Company †	5,848	255,675
Herbalife Limited †	13,488	684,786
NU Skin Enterprises Incorporated Class A	5,223	427,711
The Estee Lauder Companies Incorporated Class A	22,665	3,387,058
		5,362,160

Tobacco : 1.31%
Altria Group Incorporated	191,372	10,667,075
Philip Morris International	157,647	12,539,242
		23,206,317

Energy : 5.38%
Energy Equipment & Services : 1.01%
Apergy Corporation †	7,641	330,015
Baker Hughes Incorporated	43,142	1,492,282
Core Laboratories NV	4,269	530,124
Halliburton Company	80,087	3,983,527
National Oilwell Varco Incorporated	36,899	1,528,357
Schlumberger Limited	136,701	9,387,258
Transocean Limited †	38,648	488,897
Weatherford International plc †	92,104	312,233
		18,052,693

Oil, Gas & Consumable Fuels : 4.37%
Andeavor Corporation	14,061	2,030,830
Chesapeake Energy Corporation †	88,357	394,956
Chevron Corporation	185,990	23,118,557
Exxon Mobil Corporation	419,122	34,049,471
HollyFrontier Corporation	16,825	1,298,554
Marathon Petroleum Corporation	47,663	3,766,807
ONEOK Incorporated	35,654	2,430,177
Phillips 66 Company	41,102	4,787,972
Plains GP Holdings LP Class A	13,429	329,951
Southwestern Energy Company †	51,417	243,202

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	42,599	$5,162,999
		77,613,476

Financials : 9.07%
Banks : 1.87%
Associated Banc Corporation	15,258	421,121
Bank of Hawaii Corporation	4,139	351,525
BankUnited Incorporated	10,782	454,677
BB&T Corporation	79,769	4,187,873
Chemical Financial Corporation	7,123	399,743
CIT Group Incorporated	13,411	669,611
Citizens Financial Group Incorporated	49,433	2,019,338
Commerce Bancshares Incorporated	9,557	617,191
First Horizon National Corporation	23,439	434,559
FNB Corporation	32,672	432,904
Fulton Financial Corporation	17,379	303,264
Hancock Holding Company	8,423	423,256
Huntington Bancshares Incorporated	109,013	1,621,023
IBERIABANK Corporation	5,310	424,269
Investors Bancorp Incorporated	25,779	343,892
M&T Bank Corporation	13,767	2,369,025
MB Financial Incorporated	8,170	403,516
People’s United Financial Incorporated	34,669	638,256
PNC Financial Services Group Incorporated	47,553	6,819,576
Synovus Financial Corporation	11,238	608,088
UMB Financial Corporation	4,620	355,971
Umpqua Holdings Corporation	21,894	515,385
US Bancorp	158,867	7,941,761
Wintrust Financial Corporation	5,653	520,698
		33,276,522

Capital Markets : 1.79%
BGC Partners Incorporated Class A	23,213	266,021
CBOE Holdings Incorporated	10,858	1,059,306
CME Group Incorporated	33,266	5,419,031
Eaton Vance Corporation	10,969	590,132
FactSet Research Systems Incorporated	3,838	771,476
Franklin Resources Incorporated	33,785	1,134,162
Interactive Brokers Group Incorporated Class A	7,052	513,245
Intercontinental Exchange Incorporated	56,003	3,970,053
Lazard Limited Class A	12,820	659,461
Legg Mason Incorporated	8,759	326,448
LPL Financial Holdings Incorporated	8,903	612,259
MarketAxess Holdings Incorporated	3,589	766,790
Moody’s Corporation	16,440	2,804,171
MSCI Incorporated	8,721	1,417,773
Raymond James Financial Incorporated	13,104	1,265,322
S&P Global Incorporated	25,608	5,057,580
SEI Investments Company	14,336	914,350
Stifel Financial Corporation	6,594	387,727
T. Rowe Price Group Incorporated	22,919	2,782,825
The NASDAQ OMX Group Incorporated	11,500	1,056,390
		31,774,522

Consumer Finance : 0.84%
Ally Financial Incorporated	44,384	1,138,450
American Express Company	72,148	7,092,148
Credit Acceptance Corporation †	1,240	437,732

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Consumer Finance (continued)
Discover Financial Services	35,943	$2,654,750
Navient Corporation	27,644	381,764
SLM Corporation †	42,989	491,364
Synchrony Financial	76,511	2,649,576
		14,845,784

Diversified Financial Services : 1.40%
Berkshire Hathaway Incorporated Class B †	126,323	24,194,644
Jefferies Financial Group Incorporated	32,366	708,168
		24,902,812

Insurance : 2.86%
AFLAC Incorporated	79,242	3,570,645
Alleghany Corporation	1,512	862,687
American Financial Group Incorporated	7,225	793,883
Aon plc	25,638	3,585,987
Arch Capital Group Limited †	13,113	1,028,715
Arthur J. Gallagher & Company	18,337	1,215,376
Assurant Incorporated	5,491	512,585
Assured Guaranty Limited	11,967	424,709
Athene Holding Limited Class A †	11,783	526,347
Axis Capital Holdings Limited	8,438	479,700
Brown & Brown Incorporated	23,338	648,330
Chubb Limited	44,635	5,833,348
Cincinnati Financial Corporation	15,784	1,094,936
CNO Financial Group Incorporated	17,209	344,524
Erie Indemnity Company Class A	2,436	275,292
Everest Reinsurance Group Limited	4,178	941,262
First American Financial Corporation	10,843	564,703
Loews Corporation	30,137	1,472,795
Markel Corporation †	1,364	1,496,417
Marsh & McLennan Companies Incorporated	51,901	4,171,283
Old Republic International Corporation	24,823	520,787
Primerica Incorporated	4,584	450,836
ProAssurance Corporation	5,190	199,296
Reinsurance Group of America Incorporated	6,622	989,592
Selective Insurance Group Incorporated	5,809	330,242
The Allstate Corporation	36,074	3,372,198
The Hanover Insurance Group Incorporated	4,249	515,149
The Hartford Financial Services Group Incorporated	37,449	1,959,706
The Progressive Corporation	58,294	3,619,474
The Travelers Companies Incorporated	27,834	3,577,226
Torchmark Corporation	11,016	934,487
Unum Group	23,055	894,765
Validus Holdings Limited	7,851	531,984
W.R. Berkley Corporation	9,373	716,753
White Mountain Insurance Group Limited	407	367,147
Willis Towers Watson plc	13,171	1,990,797
		50,813,963

Mortgage REITs : 0.22%
AGNC Investment Corporation	38,658	727,544
Annaly Capital Management Incorporated	116,396	1,214,010
Chimera Investment Corporation	18,431	339,315
Granite Point Mortgage Trust Incorporated	3,011	55,071
MFA Financial Incorporated	38,711	301,172
New Residential Investment Corporation	30,454	544,518
Starwood Property Trust Incorporated	25,173	546,506
Two Harbors Investment Corporation	17,093	265,796
		3,993,932

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Thrifts & Mortgage Finance : 0.09%
Essent Group Limited †	8,462	$290,247
MGIC Investment Corporation †	37,869	393,459
New York Community Bancorp Incorporated	48,334	560,191
Radian Group Incorporated	22,267	354,045
		1,597,942

Health Care : 17.16%
Biotechnology : 2.14%
AbbVie Incorporated	158,852	15,716,817
Amgen Incorporated	71,747	12,887,196
Gilead Sciences Incorporated	131,634	8,872,132
United Therapeutics Corporation †	4,310	459,360
		37,935,505

Health Care Equipment & Supplies : 4.28%
Abbott Laboratories	172,810	10,632,999
ABIOMED Incorporated †	4,218	1,607,649
Align Technology Incorporated †	7,261	2,410,289
Baxter International Incorporated	50,234	3,558,577
Becton Dickinson & Company	26,567	5,886,982
Boston Scientific Corporation †	136,002	4,133,101
Cantel Medical Corporation	3,473	378,870
Danaher Corporation	62,021	6,157,445
Dentsply Sirona Incorporated	23,625	1,035,011
DexCom Incorporated †	8,529	750,467
Edwards Lifesciences Corporation †	20,966	2,878,841
Hill-Rom Holdings Incorporated	6,435	592,020
Hologic Incorporated †	28,446	1,077,819
IDEXX Laboratories Incorporated †	8,542	1,778,530
Insulet Corporation †	5,662	531,039
Integra LifeSciences Holdings Corporation †	6,344	409,442
Intuitive Surgical Incorporated †	10,919	5,019,137
LivaNova plc †	4,958	466,300
Masimo Corporation †	4,752	470,686
Medtronic plc	136,819	11,810,216
NuVasive Incorporated †	5,178	265,424
ResMed Incorporated	13,930	1,432,143
Steris plc	8,403	872,568
Stryker Corporation	30,400	5,290,208
Teleflex Incorporated	4,488	1,199,014
The Cooper Companies Incorporated	4,940	1,117,971
Varian Medical Systems Incorporated †	9,174	1,081,339
West Pharmaceutical Services Incorporated	7,421	690,153
Wright Medical Group NV †	10,361	258,611
Zimmer Biomet Holdings Incorporated	20,144	2,246,257
		76,039,108

Health Care Providers & Services : 4.08%
Aetna Incorporated	33,453	5,892,077
AmerisourceBergen Corporation	15,624	1,283,355
Anthem Incorporated	25,995	5,755,813
Cardinal Health Incorporated	30,448	1,586,036
Centene Corporation †	15,357	1,799,226
Chemed Corporation	1,552	505,952
Cigna Corporation	24,260	4,108,916
CVS Health Corporation	100,010	6,339,634
DaVita HealthCare Partners Incorporated †	14,736	984,954
Encompass Health Corporation	9,118	590,391

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Health Care Providers & Services (continued)
Express Scripts Holding Company †	56,400	$4,275,684
HCA Holdings Incorporated	26,769	2,760,955
Henry Schein Incorporated †	15,443	1,068,656
Humana Incorporated	14,174	4,124,351
Laboratory Corporation of America Holdings †	10,100	1,823,959
McKesson Corporation	20,905	2,967,256
MEDNAX Incorporated †	8,973	411,412
Patterson Companies Incorporated	8,251	172,611
Quest Diagnostics Incorporated	13,554	1,443,908
UnitedHealth Group Incorporated	94,064	22,717,397
Universal Health Services Incorporated Class B	8,421	968,247
WellCare Health Plans Incorporated †	4,464	989,535
		72,570,325

Health Care Technology : 0.16%
athenahealth Incorporated †	3,840	577,805
Cerner Corporation †	31,676	1,890,424
Medidata Solutions Incorporated †	5,411	417,513
		2,885,742

Life Sciences Tools & Services : 1.11%
Agilent Technologies Incorporated	32,493	2,011,967
Bio-Rad Laboratories Incorporated Class A †	2,130	611,587
Bio-Techne Corporation	3,794	570,314
Charles River Laboratories International Incorporated †	4,734	509,000
ICON plc ADR †	5,348	689,785
IQVIA Holdings Incorporated †	15,433	1,526,787
Mettler-Toledo International Incorporated †	2,562	1,410,996
PerkinElmer Incorporated	11,134	827,590
PRA Health Sciences Incorporated †	5,007	425,094
Qiagen NV †	22,050	800,636
Syneos Health Incorporated †	7,683	330,369
Thermo Fisher Scientific Incorporated	40,495	8,433,894
Waters Corporation †	7,734	1,489,723
		19,637,742

Pharmaceuticals : 5.39%
Bristol-Myers Squibb Company	166,783	8,776,121
Catalent Incorporated †	13,133	515,602
Eli Lilly & Company	98,569	8,382,308
Johnson & Johnson	273,363	32,699,682
Mallinckrodt plc †	9,940	167,489
Merck & Company Incorporated	276,904	16,484,095
Mylan NV †	52,701	2,026,880
Perrigo Company plc	13,573	993,001
Pfizer Incorporated	601,326	21,605,643
Zoetis Incorporated	49,882	4,175,123
		95,825,944

Industrials : 12.64%
Aerospace & Defense : 3.65%
BWX Technologies Incorporated	9,686	646,444
Curtiss-Wright Corporation	3,985	507,091
General Dynamics Corporation	25,645	5,172,853
Harris Corporation	11,968	1,800,825
Hexcel Corporation	8,894	629,962
Huntington Ingalls Industries Incorporated	4,444	982,435
L-3 Technologies Incorporated	7,720	1,531,108
Lockheed Martin Corporation	24,178	7,604,948

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)
Northrop Grumman Corporation	17,091	$5,593,030
Orbital ATK Incorporated	5,590	747,495
Raytheon Company	28,611	5,994,005
Rockwell Collins Incorporated	16,178	2,224,637
Spirit AeroSystems Holdings Incorporated Class A	11,013	932,911
Teledyne Technologies Incorporated †	3,226	649,910
Textron Incorporated	23,810	1,585,270
The Boeing Company	54,710	19,266,674
United Technologies Corporation	72,519	9,051,822
		64,921,420

Air Freight & Logistics : 0.94%
C.H. Robinson Worldwide Incorporated	13,951	1,213,737
Expeditors International of Washington Incorporated	18,200	1,355,536
FedEx Corporation	24,599	6,128,103
United Parcel Service Incorporated Class B	68,365	7,938,544
		16,635,920

Airlines : 0.33%
Alaska Air Group Incorporated	12,527	761,767
JetBlue Airways Corporation †	31,764	600,022
Southwest Airlines Company	53,474	2,731,452
United Continental Holdings Incorporated †	25,230	1,755,756
		5,848,997

Building Products : 0.47%
A.O. Smith Corporation	14,425	909,785
Allegion plc	9,444	721,805
Fortune Brands Home & Security Incorporated	15,308	859,850
Johnson Controls International plc	95,639	3,209,645
Lennox International Incorporated	3,977	808,564
Masco Corporation	31,699	1,181,422
Owens Corning Incorporated	11,119	702,943
		8,394,014

Commercial Services & Supplies : 0.61%
Cintas Corporation	8,508	1,550,583
Clean Harbors Incorporated †	5,132	271,996
Copart Incorporated †	19,951	1,093,913
Deluxe Corporation	4,781	318,128
Healthcare Services Group Incorporated	7,083	256,050
KAR Auction Services Incorporated	13,545	714,770
Republic Services Incorporated	22,629	1,525,873
Rollins Incorporated	9,552	475,403
Stericycle Incorporated †	8,268	525,018
The Brink’s Company	4,905	388,721
Waste Management Incorporated	44,350	3,668,189
		10,788,644

Construction & Engineering : 0.18%
AECOM Technology Corporation †	15,395	508,035
EMCOR Group Incorporated	5,831	442,748
Fluor Corporation	13,843	674,708
Jacobs Engineering Group Incorporated	11,821	766,001
Quanta Services Incorporated †	14,785	532,408

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Valmont Industries Incorporated	2,164	$316,269
		3,240,169

Electrical Equipment : 0.81%
Acuity Brands Incorporated	4,156	491,447
AMETEK Incorporated	22,105	1,614,328
Eaton Corporation plc	43,915	3,363,011
Emerson Electric Company	63,420	4,492,673
EnerSys	4,236	338,499
Hubbell Incorporated	5,402	581,741
Regal-Beloit Corporation	4,406	350,057
Rockwell Automation Incorporated	12,564	2,203,851
Sensata Technologies Holding plc †	17,337	885,747
		14,321,354

Industrial Conglomerates : 1.47%
3M Company	58,463	11,530,657
Carlisle Companies Incorporated	6,221	668,073
Honeywell International Incorporated	75,146	11,114,845
Roper Industries Incorporated	9,888	2,727,012
		26,040,587

Machinery : 1.91%
AGCO Corporation	6,683	425,039
Allison Transmission Holdings Incorporated	13,813	570,615
Barnes Group Incorporated	4,908	291,633
Crane Company	4,938	410,397
Cummins Incorporated	16,487	2,347,584
Deere & Company	31,717	4,742,009
Donaldson Company Incorporated	12,544	592,077
Dover Corporation	15,282	1,179,923
Fortive Corporation	30,398	2,209,631
Graco Incorporated Graco Inc	16,189	734,981
IDEX Corporation	7,462	1,034,830
Illinois Tool Works Incorporated	28,123	4,041,275
Ingersoll-Rand plc	24,928	2,182,197
ITT Incorporated	8,691	448,629
John Bean Technologies Corporation	3,146	277,792
Kennametal Incorporated	7,811	290,804
Lincoln Electric Holdings Incorporated	5,951	533,210
Nordson Corporation	4,905	616,215
Oshkosh Corporation	7,324	532,821
Paccar Incorporated	34,316	2,135,485
Parker-Hannifin Corporation	12,993	2,220,504
Snap-on Incorporated	5,621	830,896
Stanley Black & Decker Incorporated	15,062	2,097,233
The Timken Company	6,805	321,877
The Toro Company	10,378	601,924
WABCO Holdings Incorporated †	5,350	646,976
Woodward Governor Company	5,477	414,992
Xylem Incorporated	17,827	1,255,021
		33,986,570

Marine : 0.02%
Kirby Corporation †	4,703	426,562

Professional Services : 0.48%
Dun & Bradstreet Corporation	3,616	444,081
Equifax Incorporated	11,776	1,341,993
IHS Markit Limited †	32,997	1,626,092

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Manpower Incorporated	6,708	$603,720
Nielsen Holdings plc	35,291	1,064,729
Robert Half International Incorporated	12,155	774,030
TransUnion	14,882	1,020,905
Verisk Analytics Incorporated †	15,464	1,642,895
		8,518,445

Road & Rail : 1.45%
AMERCO	822	265,457
CSX Corporation	84,908	5,489,302
J.B. Hunt Transport Services Incorporated	8,403	1,076,424
Kansas City Southern	10,232	1,096,359
Knight-Swift Transportation Holdings Incorporated	16,356	665,362
Landstar System Incorporated	4,062	460,631
Norfolk Southern Corporation	28,126	4,265,308
Old Dominion Freight Line Incorporated	6,615	1,031,675
Ryder System Incorporated	5,210	349,487
Union Pacific Corporation	77,817	11,109,155
		25,809,160

Trading Companies & Distributors : 0.30%
Beacon Roofing Supply Incorporated †	6,545	274,236
Fastenal Company	27,893	1,484,744
HD Supply Holdings Incorporated †	17,394	708,458
MSC Industrial Direct Company Class A	4,208	386,421
W.W. Grainger Incorporated	5,206	1,608,602
Watsco Incorporated	2,970	546,539
WESCO International Incorporated †	4,636	275,147
		5,284,147

Transportation Infrastructure : 0.02%
Macquarie Infrastructure Company LLC	7,707	298,261

Information Technology : 17.09%
Communications Equipment : 1.63%
Arista Networks Incorporated †	4,765	1,198,683
ARRIS International plc †	17,449	441,111
Ciena Corporation †	13,649	314,609
Cisco Systems Incorporated	506,322	21,625,013
CommScope Holdings Incorporated †	19,027	557,872
F5 Networks Incorporated †	6,108	1,057,356
Juniper Networks Incorporated	39,626	1,055,637
Lumentum Holdings Incorporated †	5,479	321,891
Motorola Solutions Incorporated	16,292	1,748,783
NetScout Systems Incorporated †	8,796	237,492
Viasat Incorporated †	5,458	341,725
		28,900,172

Electronic Equipment, Instruments & Components : 0.90%
Amphenol Corporation Class A	30,166	2,622,330
Arrow Electronics Incorporated †	8,796	651,960
Avnet Incorporated	12,086	460,718
CDW Corporation of Delaware	14,490	1,159,925
Coherent Incorporated †	2,479	414,117
Corning Incorporated	91,020	2,473,013
Dolby Laboratories Incorporated Class A	5,458	342,762
FLIR Systems Incorporated	13,581	732,016

11

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Jabil Circuit Incorporated	16,719	$472,813
Keysight Technologies Incorporated †	18,409	1,081,345
Littelfuse Incorporated	1,974	428,457
National Instruments Corporation	11,636	484,290
Synnex Corporation	2,937	313,730
TE Connectivity Limited	35,069	3,264,223
Tech Data Corporation †	3,857	334,826
Zebra Technologies Corporation Class A †	5,308	814,831
		16,051,356

Internet Software & Services : 4.26%
Alphabet Incorporated Class A †	30,077	33,084,700
Alphabet Incorporated Class C †	30,532	33,126,915
eBay Incorporated †	101,666	3,834,842
GoDaddy Incorporated Class A †	10,713	766,944
GrubHub Incorporated †	8,182	877,192
IAC Corporation †	7,511	1,165,257
J2 Global Incorporated	4,763	402,188
Stamps.com Incorporated †	1,649	413,569
VeriSign Incorporated †	8,584	1,119,697
Yelp Incorporated †	7,811	334,701
Zillow Group Incorporated Class C †	10,483	611,473
		75,737,478

IT Services : 3.96%
Accenture plc Class A	61,852	9,632,830
Alliance Data Systems Corporation	4,769	1,005,401
Amdocs Limited	14,805	998,745
Automatic Data Processing Incorporated	39,914	5,189,618
Booz Allen Hamilton Holding Corporation	14,226	641,450
Broadridge Financial Solutions Incorporated	11,372	1,312,897
CACI International Incorporated Class A †	2,389	398,127
Cognizant Technology Solutions Corporation Class A	58,956	4,442,335
Conduent Incorporated †	20,023	385,443
CoreLogic Incorporated †	8,154	427,514
DXC Technology Company	28,345	2,610,858
EPAM Systems Incorporated †	5,066	624,030
Euronet Worldwide Incorporated †	5,046	422,905
Fidelity National Information Services Incorporated	32,871	3,360,074
First Data Corporation Class A †	44,700	849,300
Fiserv Incorporated †	42,072	3,054,427
Gartner Incorporated †	8,828	1,171,829
Genpact Limited	14,000	420,420
Global Payments Incorporated	15,044	1,672,291
International Business Machines Corporation	88,625	12,523,599
Jack Henry & Associates Incorporated	7,678	960,211
Leidos Holdings Incorporated	14,913	895,675
Maximus Incorporated	6,316	384,644
Paychex Incorporated	31,974	2,096,855
PayPal Holdings Incorporated †	109,250	8,966,148
Sabre Corporation	19,458	476,916
Square Incorporated Class A †	23,818	1,387,399
Teradata Corporation †	12,475	497,378
The Western Union Company	46,981	934,452
Total System Services Incorporated	16,581	1,412,535
Worldpay Incorporated Class A †	15,525	1,233,772
		70,390,078

Semiconductors & Semiconductor Equipment : 3.29%
Advanced Energy Industries Incorporated †	3,942	258,319
Applied Materials Incorporated	107,110	5,439,046

12

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic Incorporated †	6,279	$235,337
Cree Incorporated †	9,306	433,846
Cypress Semiconductor Corporation	31,400	516,844
Entegris Incorporated	13,867	486,732
Intel Corporation	466,634	25,758,197
KLA-Tencor Corporation	15,422	1,746,233
Lam Research Corporation	16,444	3,258,872
Maxim Integrated Products Incorporated	28,056	1,645,484
Microchip Technology Incorporated	22,824	2,222,601
MKS Instruments Incorporated	5,374	602,963
Monolithic Power Systems Incorporated	3,794	500,087
ON Semiconductor Corporation †	41,473	1,042,216
Silicon Laboratories Incorporated †	4,176	440,986
Teradyne Incorporated	19,656	745,159
Texas Instruments Incorporated	98,467	11,019,442
Versum Materials Incorporated	10,702	427,759
Xilinx Incorporated	24,629	1,677,481
		58,457,604

Software : 2.59%
Activision Blizzard Incorporated	69,853	4,953,276
Ansys Incorporated †	8,339	1,357,589
Aspen Technology Incorporated †	7,292	680,052
Blackbaud Incorporated	4,780	465,907
CA Incorporated	31,753	1,134,852
Cadence Design Systems Incorporated †	27,574	1,170,516
CDK Global Incorporated	14,077	905,855
Citrix Systems Incorporated †	14,284	1,508,676
Electronic Arts Incorporated †	30,318	3,968,929
Ellie Mae Incorporated †	3,268	347,356
Fair Isaac Corporation †	3,003	552,642
Intuit Incorporated	23,919	4,822,070
Manhattan Associates Incorporated †	6,782	295,153
Micro Focus International plc ADR	1	18
Nuance Communications Incorporated †	30,332	409,785
Oracle Corporation	302,979	14,155,179
Red Hat Incorporated †	17,279	2,806,455
SS&C Technologies Holdings Incorporated	17,554	893,674
Symantec Corporation	59,798	1,242,602
Synopsys Incorporated †	14,429	1,270,762
Take-Two Interactive Software Incorporated †	10,374	1,162,718
Tyler Technologies Incorporated †	3,419	791,909
VMware Incorporated Class A †	7,632	1,049,247
		45,945,222

Technology Hardware, Storage & Peripherals : 0.46%
HP Incorporated	168,980	3,722,629
NCR Corporation †	12,602	379,320
NetApp Incorporated	27,023	1,846,211
Seagate Technology plc	28,957	1,631,727
Xerox Corporation	21,502	584,424
		8,164,311

Materials : 3.90%
Chemicals : 2.68%
Ashland Global Holdings Incorporated	5,868	456,061
Axalta Coating Systems Limited †	26,296	818,069
Cabot Corporation	5,419	326,495

13

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Chemicals (continued)
Celanese Corporation Series A	13,311	$1,503,078
DowDuPont Incorporated	232,263	14,890,381
Eastman Chemical Company	13,060	1,362,289
Ecolab Incorporated	26,075	3,718,556
Huntsman Corporation	20,000	639,400
International Flavors & Fragrances Incorporated	7,935	969,102
LyondellBasell Industries NV Class A	32,246	3,615,396
Monsanto Company	43,245	5,512,008
NewMarket Corporation	921	353,931
Olin Corporation	16,011	517,636
PolyOne Corporation	8,110	339,971
PPG Industries Incorporated	25,841	2,607,874
Praxair Incorporated	29,229	4,567,324
RPM International Incorporated	13,286	657,657
Scotts Miracle-Gro Company Class A	4,300	366,059
Sensient Technologies Corporation	4,370	293,883
The Sherwin-Williams Company	8,151	3,091,267
Valvoline Incorporated	20,115	411,151
W.R. Grace & Company	6,876	492,253
		47,509,841

Construction Materials : 0.12%
Eagle Materials Incorporated	4,485	486,084
Martin Marietta Materials Incorporated	6,197	1,381,125
Summit Materials Incorporated Class A †	10,623	301,906
		2,169,115

Containers & Packaging : 0.63%
AptarGroup Incorporated	6,125	565,460
Avery Dennison Corporation	8,769	921,008
Ball Corporation	35,337	1,305,702
Bemis Company Incorporated	8,961	379,050
Berry Global Group Incorporated †	13,160	635,496
Crown Holdings Incorporated †	13,408	581,103
Graphic Packaging Holding Company	30,743	445,159
International Paper Company	41,221	2,205,324
Owens-Illinois Incorporated †	16,223	301,748
Packaging Corporation of America	9,266	1,088,755
Sealed Air Corporation	18,837	820,540
Sonoco Products Company	9,682	495,041
WestRock Company	24,806	1,460,577
		11,204,963

Metals & Mining : 0.45%
Alcoa Corporation †	18,118	870,932
Newmont Mining Corporation	52,941	2,060,993
Nucor Corporation	31,589	2,027,698
Reliance Steel & Aluminum Company	6,950	650,312
Royal Gold Incorporated	6,368	570,955
Steel Dynamics Incorporated	22,420	1,108,221
United States Steel Corporation	17,169	633,021
		7,922,132

Paper & Forest Products : 0.02%
Louisiana-Pacific Corporation	14,459	421,914

Real Estate : 5.07%
Equity REITs : 4.93%
Alexandria Real Estate Equities Incorporated	9,367	1,170,126

14

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Equity REITs (continued)
American Campus Communities Incorporated	13,675	$548,368
American Homes 4 Rent Class A	25,565	509,255
American Tower Corporation	43,209	5,978,829
Apartment Investment & Management Company Class A	15,883	648,503
Apple Hospitality REIT Incorporated	20,725	394,397
AvalonBay Communities Incorporated	13,983	2,314,746
Boston Properties Incorporated	15,607	1,900,464
Brandywine Realty Trust	17,597	286,127
Brixmor Property Group Incorporated	31,076	493,487
Camden Property Trust	9,212	810,656
Colony NorthStar Incorporated Class A	54,071	318,478
CoreCivic Incorporated	11,684	251,440
CoreSite Realty Corporation	3,363	357,016
Corporate Office Properties Trust	9,949	277,577
Cousins Properties Incorporated	41,816	393,907
Crown Castle International Corporation	40,530	4,221,200
CubeSmart REIT	17,854	544,547
CyrusOne Incorporated	8,536	472,724
DCT Industrial Trust Incorporated	9,307	606,165
Digital Realty Trust Incorporated	20,794	2,234,939
Douglas Emmett Incorporated	15,696	604,139
Duke Realty Corporation	36,451	1,025,002
Empire State Realty Trust Incorporated	15,755	267,205
EPR Properties	7,328	449,866
Equinix Incorporated	7,834	3,108,923
Equity Commonwealth †	12,269	381,689
Equity Lifestyle Properties Incorporated	8,022	729,200
Equity Residential	36,752	2,351,760
Essex Property Trust Incorporated	6,667	1,593,613
Extra Space Storage Incorporated	12,231	1,177,234
Federal Realty Investment Trust	7,419	882,045
First Industrial Realty Trust Incorporated	11,723	386,038
Forest City Realty Trust Incorporated	26,081	531,270
Gaming and Leisure Properties Incorporated	19,661	690,101
GGP Incorporated	55,987	1,135,416
Gramercy Property Trust Incorporated	16,055	442,636
HCP Incorporated	48,281	1,157,296
Healthcare Realty Trust Incorporated	12,061	328,542
Healthcare Trust of America Incorporated Class A	20,058	514,688
Highwoods Properties Incorporated	10,162	486,048
Hospitality Properties Trust	16,074	465,342
Host Hotels & Resorts Incorporated	73,532	1,590,497
Hudson Pacific Properties Incorporated	15,460	547,284
Iron Mountain Incorporated	25,007	832,483
JBG Smith Properties	10,950	403,946
Kilroy Realty Corporation	9,818	747,641
Kimco Realty Corporation	42,122	651,206
Lamar Advertising Company Class A	8,011	554,521
LaSalle Hotel Properties	11,268	386,492
Liberty Property Trust	14,670	648,561
Life Storage Incorporated	4,557	421,614
Medical Properties Trust Incorporated	36,410	494,084
Mid-America Apartment Communities Incorporated	11,452	1,071,449
National Health Investors Incorporated	3,887	286,938
National Retail Properties Incorporated	14,971	620,249
Omega Healthcare Investors Incorporated	19,518	598,227
Outfront Media Incorporated	13,745	272,701
Paramount Group Incorporated	20,610	309,562
Park Hotels & Resorts Incorporated	14,274	459,908
Physicians Realty Trust	18,108	275,604
Piedmont Office Realty Trust Incorporated Class A	14,331	275,442
Prologis Incorporated	52,782	3,396,522
Public Storage Incorporated	14,711	3,116,378

15

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)
Rayonier Incorporated	12,695	$493,455
Realty Income Corporation	27,777	1,480,514
Regency Centers Corporation	15,243	885,313
Retail Properties of America Incorporated Class A	22,989	281,845
RLJ Lodging Trust	17,093	399,976
Sabra Health Care REIT Incorporated	17,625	365,366
SBA Communications Corporation †	12,059	1,906,166
Senior Housing Properties Trust	23,626	417,235
Simon Property Group Incorporated	30,629	4,907,378
SL Green Realty Corporation	9,972	972,469
Spirit Realty Capital Incorporated	45,001	394,209
STORE Capital Corporation	17,058	457,154
Sun Communities Incorporated	7,478	722,973
Sunstone Hotel Investors Incorporated	22,338	388,458
Taubman Centers Incorporated	5,792	316,185
The Geo Group Incorporated	12,117	300,502
The Macerich Company	13,934	775,148
UDR Incorporated	26,735	975,025
Ventas Incorporated	35,964	1,965,792
VEREIT Incorporated	98,793	707,358
Vornado Realty Trust	17,393	1,212,466
Weingarten Realty Investors	12,022	352,485
Welltower Incorporated	37,035	2,135,068
Weyerhaeuser Company	74,954	2,798,033
WP Carey Incorporated	10,517	706,848
		87,719,734

Real Estate Management & Development : 0.14%
CBRE Group Incorporated Class A †	30,172	1,393,645
Jones Lang LaSalle Incorporated	4,500	736,920
Realogy Holdings Corporation	13,206	314,171
		2,444,736

Telecommunication Services : 2.39%
Diversified Telecommunication Services : 2.28%
AT&T Incorporated	622,260	20,111,443
CenturyLink Incorporated	54,748	997,509
Verizon Communications Incorporated	407,513	19,426,145
		40,535,097

Wireless Telecommunication Services : 0.11%
T-Mobile US Incorporated †	30,426	1,694,728
Telephone & Data Systems Incorporated	9,532	243,543
		1,938,271

Utilities : 4.27%
Electric Utilities : 2.49%
ALLETE Incorporated	4,990	383,332
Alliant Energy Corporation	23,010	953,074
American Electric Power Company Incorporated	49,181	3,341,849
Duke Energy Corporation	69,996	5,400,891
Edison International	33,305	2,070,239
Entergy Corporation	18,053	1,460,668
Eversource Energy	31,873	1,819,311
Exelon Corporation	95,977	3,972,488
FirstEnergy Corporation	43,930	1,512,071
Great Plains Energy Incorporated	21,597	733,002
Hawaiian Electric Industries Incorporated	10,555	362,353

16

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
IDACORP Incorporated	4,944	$456,628
NextEra Energy Incorporated	46,775	7,755,763
OGE Energy Corporation	19,850	695,147
PG&E Corporation	52,544	2,276,732
Pinnacle West Capital Corporation	11,150	887,652
PNM Resources Incorporated	7,911	316,044
Portland General Electric Company	8,805	375,621
PPL Corporation	68,851	1,881,009
The Southern Company	99,724	4,477,608
Westar Energy Incorporated	14,065	797,486
Xcel Energy Incorporated	50,690	2,307,409
		44,236,377

Gas Utilities : 0.23%
Atmos Energy Corporation	10,318	920,469
National Fuel Gas Company	8,338	438,912
New Jersey Resources Corporation	8,508	377,755
ONE Gas Incorporated	5,089	381,929
Southwest Gas Corporation	4,218	319,303
Spire Incorporated	4,597	327,536
UGI Corporation	16,978	856,880
WGL Holdings Incorporated	4,963	437,737
		4,060,521

Independent Power & Renewable Electricity Producers : 0.15%
AES Corporation	66,730	850,808
NRG Energy Incorporated	31,507	1,078,485
Vistra Energy Corporation †	28,046	687,968
		2,617,261

Multi-Utilities : 1.28%
Ameren Corporation	24,212	1,433,108
Avista Corporation	6,238	327,121
Black Hills Corporation	5,297	308,074
CenterPoint Energy Incorporated	42,045	1,098,636
CMS Energy Corporation	28,044	1,293,670
Consolidated Edison Incorporated	31,005	2,379,014
Dominion Resources Incorporated	64,188	4,120,228
DTE Energy Company	17,713	1,814,343
MDU Resources Group Incorporated	19,175	533,065
NiSource Incorporated	31,718	802,465
Northwestern Corporation	4,686	255,293
Public Service Enterprise Group Incorporated	50,907	2,697,053
SCANA Corporation	13,680	496,584
Sempra Energy	25,041	2,667,618
Vectren Corporation	8,204	579,695
WEC Energy Group Incorporated	31,558	1,992,888
		22,798,855

Water Utilities : 0.12%
American Water Works Company Incorporated	17,767	1,477,148
Aqua America Incorporated	17,646	612,316
		2,089,464

Total Common Stocks (Cost $1,537,132,141)		1,738,591,553

17

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name		Yield	Shares	Value
Short-Term Investments : 1.65%
Investment Companies : 1.65%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67%	29,245,129	$29,245,129

Total Short-Term Investments (Cost $29,245,129)				29,245,129

Total investments in securities (Cost $1,566,377,270)	99.50%			1,767,836,682
Other assets and liabilities, net	0.50			8,896,939

Total net assets	100.00%			$1,776,733,621

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	262	6-15-2018	$34,894,571	$35,442,050	$547,479	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	39,764,513	136,138,409	146,657,793	29,245,129	$29,245,129	1.65%

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$210,689,545	$0	$0	$210,689,545
Consumer staples	160,307,244	0	0	160,307,244
Energy	95,666,169	0	0	95,666,169
Financials	161,205,477	0	0	161,205,477
Health care	304,894,366	0	0	304,894,366
Industrials	224,514,250	0	0	224,514,250
Information technology	303,646,221	0	0	303,646,221
Materials	69,227,965	0	0	69,227,965
Real estate	90,164,470	0	0	90,164,470
Telecommunications services	42,473,368	0	0	42,473,368
Utilities	75,802,478	0	0	75,802,478
Short-term investments
Investment companies	29,245,129	0	0	29,245,129

	1,767,836,682	0	0	1,767,836,682
Futures contracts	547,479	0	0	547,479

Total assets	$1,768,384,161	$0	$0	$1,768,384,161

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2018, the Portfolio had segregated $5,508,000 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.07%
Consumer Discretionary : 15.94%
Auto Components : 1.13%
Adomani Incorporated †	13,505	$20,663
American Axle & Manufacturing Holdings Incorporated †	25,290	400,088
Cooper Tire & Rubber Company	15,404	395,883
Cooper-Standard Holdings Incorporated †	5,327	661,613
Dorman Products Incorporated †	9,964	642,877
Fox Factory Holding Corporation †	10,554	419,522
Gentherm Incorporated †	10,961	388,019
Horizon Global Corporation †	7,022	46,696
LCI Industries	7,160	627,932
Modine Manufacturing Company †	13,841	249,138
Motorcar Parts of America Incorporated †	5,521	118,425
Shiloh Industries Incorporated †	4,057	42,112
Standard Motor Products Incorporated	6,115	276,704
Stoneridge Incorporated †	8,241	259,839
Strattec Security Corporation	1,114	41,998
Superior Industries International Incorporated	6,971	121,993
Tower International Incorporated	5,791	170,255
Voxx International Corporation †	5,751	32,206
		4,915,963

Automobiles : 0.08%
Winnebago Industries Incorporated	8,955	324,619

Distributors : 0.07%
Core Mark Holding Company Incorporated	13,375	261,080
Weyco Group Incorporated	1,778	61,643
		322,723

Diversified Consumer Services : 0.86%
Adtalem Global Education Incorporated †	16,447	785,344
American Public Education Incorporated †	4,512	192,211
Ascent Media Corporation †	3,740	7,330
Bridgepoint Education Incorporated †	6,279	43,262
Capella Education Company	3,267	310,202
Carriage Services Incorporated	4,615	116,067
Collectors Universe Incorporated	2,468	36,773
Graham Holdings Company Class B	1,278	742,326
K12 Incorporated †	10,142	163,692
Laureate Education Incorporated Class A †	14,625	237,364
Liberty Tax Incorporated	2,471	25,946
Regis Corporation †	10,580	182,928
Strayer Education Incorporated	2,977	325,386
Weight Watchers International Incorporated †	8,069	607,757
		3,776,588

Hotels, Restaurants & Leisure : 3.92%
Bbx Capital Corporation	17,831	157,269
BJ’s Restaurants Incorporated	6,001	336,056
Bloomin’ Brands Incorporated	24,866	527,657
Bojangles Incorporated †	5,197	76,916
Brinker International Incorporated	14,072	615,369
Carrols Restaurant Group Incorporated †	9,939	127,219
Century Casinos Incorporated †	6,193	52,579
Choice Hotels International Incorporated	10,709	860,468
Churchill Downs Incorporated	3,502	1,048,499
Chuy’s Holding Incorporated †	4,857	143,039
Dave & Buster’s Entertainment Incorporated †	11,793	491,061
Del Frisco’s Restaurant Group Incorporated †	6,386	84,615
Del Taco Restaurants Incorporated †	8,936	107,589
Denny’s Corporation †	19,523	297,726

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
DineEquity Incorporated	5,014	$318,138
Drive Shack Incorporated †	17,562	114,680
El Pollo Loco Holdings Incorporated †	6,469	68,571
Eldorado Resorts Incorporated †	15,039	679,763
Fiesta Restaurant Group Incorporated †	6,370	158,295
Golden Entertainment Incorporated †	3,532	107,797
Hyatt Hotels Corporation Class A	12,555	1,026,120
Inspired Entertainment Incorporated †	2,940	19,257
International Speedway Corporation Class A	7,099	296,028
Interval Leisure Group Incorporated	31,505	1,078,731
J. Alexander’s Holdings Incorporated †	3,967	47,604
Jamba Incorporated †	3,456	34,387
Lindblad Expeditions Holding †	7,182	86,184
Marriott Vacations Worldwide Corporation	6,397	769,175
Monarch Casino & Resort Incorporated †	3,421	152,371
Nathan S Famous Incorporated	870	74,429
Papa John’s International Incorporated	7,775	399,246
Penn National Gaming Incorporated †	24,756	843,684
Pinnacle Entertainment Incorporated †	15,646	530,556
Planet Fitness Incorporated Class A †	25,171	997,527
Playa Hotels & Resorts NV †	26,300	275,887
Potbelly Corporation †	7,290	96,957
RCI Hospitality Holdings Incorporated	2,688	85,882
Red Lion Hotels Corporation †	4,750	51,775
Red Robin Gourmet Burgers Incorporated †	3,657	184,130
Red Rock Resorts Incorporated Class A	18,962	653,051
Ruth’s Chris Steak House Incorporated	8,663	230,003
SeaWorld Entertainment Incorporated †	19,253	341,741
Sonic Corporation	11,858	287,912
Speedway Motorsports Incorporated	3,352	55,978
The Cheesecake Factory Incorporated	12,853	665,914
The Habit Restaurants Incorporated Class A †	6,348	55,862
The Wendy’s Company	53,941	868,990
Town Sports International Holdings Incorporated †	3,962	45,167
Wingstop Incorporated	8,466	428,464
Zoe’s Kitchen Incorporated †	5,740	52,119
		17,108,437

Household Durables : 1.84%
AV Homes Incorporated †	3,086	56,628
Bassett Furniture Industries Incorporated	3,051	84,360
Cavco Industries Incorporated †	2,517	522,529
Century Communities Incorporated †	5,943	178,884
CSS Industries Incorporated	2,516	40,633
Ethan Allen Interiors Incorporated	7,398	173,483
Flexsteel Industries Incorporated	2,228	83,038
Green Brick Partners Incorporated †	6,646	78,423
Hamilton Beach Brand Class A	1,481	41,512
Helen of Troy Limited †	8,361	750,818
Hooker Furniture Corporation	3,376	125,925
Installed Building Products †	6,110	370,572
iRobot Corporation †	7,800	486,798
KB Home Incorporated	24,437	643,671
La-Z-Boy Incorporated	12,606	393,307
LGI Homes Incorporated †	5,001	304,611
Libbey Incorporated	6,899	44,912
Lifetime Brands Incorporated	3,416	37,234
M/I Homes Incorporated †	7,480	207,794
MDC Holdings Incorporated	13,096	413,572
Meritage Corporation †	11,142	504,176
PICO Holdings Incorporated	6,749	74,576
Roku Incorporated †	5,324	199,437
Taylor Morrison Home Corporation Class A †	21,321	458,402
The New Home Company Incorporated †	3,852	38,867
TopBuild Corporation †	10,626	892,053
Tupperware Brands Corporation	12,536	528,518
William Lyon Homes Class A †	8,064	192,326

2

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Household Durables (continued)
Zagg Incorporated †	7,542	$114,638
		8,041,697

Internet & Direct Marketing Retail : 0.57%
1-800-Flowers.com Incorporated Class A †	6,490	81,774
Blue Apron Holdings Incorporated Class A †	8,729	26,798
Duluth Holdings Incorporated Class B †	2,994	51,916
FTD Companies Incorporated †	4,289	24,447
Lands End Incorporated †	3,147	62,153
Liberty Expedia Holdings Incorporated Class A †	16,187	702,678
Nutrisystem Incorporated	8,417	313,954
Overstock.com Incorporated †	5,902	197,274
PetMed Express Incorporated	6,104	219,561
Shutterfly Incorporated †	8,657	814,970
		2,495,525

Leisure Products : 0.45%
Acushnet Holdings Corporation	6,873	164,333
American Outdoor Brands Corporation †	15,214	191,544
Callaway Golf Company	27,364	518,274
Clarus Corporation †	6,256	45,982
Escalade Incorporated	2,924	42,106
Jakks Pacific Incorporated †	6,763	18,260
Johnson Outdoors Incorporated Class A	1,543	117,083
Malibu Boats Incorporated Class A †	5,164	221,432
Marine Products Corporation	2,366	39,772
MCBC Holdings Incorporated †	5,354	157,889
Nautilus Group Incorporated †	9,179	137,226
Sturm, Ruger & Company Incorporated	4,994	305,883
		1,959,784

Media : 1.50%
A.H. Belo Corporation Class A	5,352	25,422
AMC Entertainment Holdings Class A	16,077	237,940
Clear Channel Outdoor Holdings Incorporated Class A	10,368	45,101
Entercom Communications Corporation	6,762	46,320
Entravision Communications Corporation Class A	20,041	80,164
Fluent Incorporated	6,296	17,629
Gannett Company Incorporated	33,511	354,211
Global Eagle Entertainment Incorporated †	14,313	32,347
Gray Television Incorporated †	20,402	224,422
Hemisphere Media Group Incorporated †	4,906	59,608
John Wiley & Sons Incorporated Class A	13,665	926,487
Lee Enterprises Incorporated †	15,224	38,821
Marcus Corporation	5,671	178,920
Meredith Corporation	11,762	592,217
MSG Networks Incorporated Class A †	18,559	358,189
National CineMedia Incorporated	23,759	176,054
New Media Investment Group Incorporated	15,059	251,485
Reading International Incorporated Class A †	4,806	75,166
Saga Communications Incorporated Cl ass A	1,460	56,575
Salem Communications	3,593	13,653
Scholastic Corporation	7,286	327,797
Sinclair Broadcast Group Incorporated Class A	22,635	620,199
The E.W. Scripps Company	17,482	218,350
The New York Times Company Class A	38,621	878,628
Townsquare Media Incorporated Class A	2,405	14,983
Tronc Incorporated †	4,402	70,608
WideOpenWest Incorporated †	6,898	61,047
World Wrestling Entertainment Incorporated Class A	10,034	580,868
		6,563,211

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Multiline Retail : 0.49%
Big Lots Stores Incorporated	12,111	$495,461
Dillard’s Incorporated Class A	3,957	322,219
Fred’s Incorporated Class A	10,944	15,431
JCPenny Company Incorporated †	92,710	224,358
Ollie’s Bargain Outlet Holdings Incorporated †	14,636	1,034,765
Sears Holdings Corporation †	8,006	22,497
Tuesday Morning Corporation †	12,884	34,143
		2,148,874

Specialty Retail : 3.74%
Aaron’s Incorporated	20,753	825,554
Abercrombie & Fitch Company Class A	20,112	479,671
America’s Car-Mart Incorporated †	2,085	130,104
American Eagle Outfitters Incorporated	48,363	1,073,659
Asbury Automotive Group Incorporated †	5,570	387,394
At Home Group Incorporated †	2,342	81,057
Barnes & Noble Education Incorporated †	10,598	67,191
Barnes & Noble Incorporated	18,494	108,190
Big 5 Sporting Goods Corporation	5,938	48,692
Boot Barn Holdings Incorporated †	3,703	87,687
Build A Bear Workshop Incorporated †	4,602	36,816
Caleres Incorporated	12,213	433,073
Camping World Holdings Incorporated Class A	6,886	130,834
Carvana Corporation †	3,999	115,371
Chico’s FAS Incorporated	36,128	305,643
Children’s Place Retail Stores Incorporated	5,254	676,453
Citi Trends Incorporated	3,773	113,228
Container Store Group Incorporated †	5,372	41,150
Dick’s Sporting Goods Incorporated	24,180	884,988
DSW Incorporated Class A	20,438	488,059
Express Incorporated †	21,250	180,838
Finish Line Incorporated Class A	11,907	162,054
Five Below Incorporated †	15,840	1,120,046
Francescas Holdings Corporation †	11,533	68,160
GameStop Corporation Class A	30,633	404,356
Genesco Incorporated †	5,582	243,933
Group 1 Automotive Incorporated	5,929	416,572
Guess? Incorporated	17,369	340,432
Haverty Furniture Companies Incorporated	5,184	103,680
Hibbett Sports Incorporated †	6,049	159,996
J. Jill Incorporated †	4,130	32,379
Kirkland’s Incorporated †	4,361	55,952
Lithia Motors Incorporated Class A	6,993	683,566
Lumber Liquidators Holdings Incorporated †	8,177	173,025
Monro Muffler Brake Incorporated	9,242	518,476
Murphy USA Incorporated †	10,091	673,675
Office Depot Incorporated	154,038	363,530
Pier 1 Imports Incorporated	22,751	54,147
Rent-A-Center Incorporated	13,094	124,262
Sally Beauty Holdings Incorporated †	39,222	593,821
Shoe Carnival Incorporated	3,390	109,192
Sleep Number Corporation †	12,764	357,009
Sonic Automotive Incorporated	7,199	153,339
Sportsman’s Warehouse Holdings Incorporated †	10,624	55,032
Tailored Brands Incorporated	14,789	485,227
The Buckle Incorporated	8,994	227,099
The Cato Corporation Class A	6,247	142,619
The Michaels Companies Incorporated †	28,676	526,491
Tile Shop Holdings Incorporated	10,559	76,025
Tilly’s Incorporated Class A	3,023	41,596
Travelcenters of America LLC †	10,482	34,067
Urban Outfitters Incorporated †	21,115	877,117
Vitamin Shoppe Incorporated †	7,384	37,658
Winmark Corporation	802	114,846
Zumiez Incorporated †	5,179	125,591
		16,350,622

4

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods : 1.29%
Columbia Sportswear Company	8,587	$748,014
Crocs Incorporated †	20,860	372,142
Culp Incorporated	3,359	104,297
Deckers Outdoor Corporation †	9,346	1,057,593
Delta Apparel Incorporated †	1,902	35,834
G-III Apparel Group Limited †	11,301	473,512
Lakeland Industries Incorporated †	2,313	33,076
Movado Group Incorporated	4,491	220,508
Oxford Industries Incorporated	4,511	372,248
Perry Ellis International Incorporated †	3,879	106,673
Rocky Brands Incorporated	1,974	55,667
Steven Madden Limited	15,826	836,404
Superior Uniform Group Incorporated	2,671	63,169
Unifi Incorporated †	4,756	149,862
Vera Bradley Incorporated †	6,221	72,475
Wolverine World Wide Incorporated	27,979	938,136
		5,639,610

Consumer Staples : 4.00%
Beverages : 0.38%
Boston Beer Company Incorporated †	2,554	648,333
Castle Brands Incorporated †	32,571	41,365
Coca Cola Bottling Corporation	1,394	177,610
MGP Ingredients Incorporated	3,753	332,328
National Beverage Corporation	3,403	320,835
Primo Water Corporation †	7,674	130,305
		1,650,776

Food & Staples Retailing : 1.12%
Ingles Markets Incorporated Class A	4,381	125,735
Performance Food Group Company †	26,541	948,841
Pricesmart Incorporated	7,786	659,085
Rite Aid Corporation †	337,248	539,597
Smart & Final Stores Incorporated †	8,622	39,661
SpartanNash Company	10,562	261,515
Sprouts Farmers Market Incorporated †	37,328	810,018
SUPERVALU Incorporated †	11,293	208,808
The Andersons Incorporated	7,674	247,870
The Chef’s Warehouse Incorporated †	5,958	162,058
United Natural Foods Incorporated †	14,600	665,468
Village Super Market Class A	2,268	65,863
Weis Markets Incorporated	2,744	149,630
		4,884,149

Food Products : 1.57%
Alico Incorporated	885	27,789
B&G Foods Incorporated	19,767	556,441
Cal-Maine Foods Incorporated †	8,591	412,798
Calavo Growers Incorporated	4,702	413,776
Darling Ingredients Incorporated †	46,694	877,380
Dean Foods Company	26,362	252,284
Farmer Bros Corporation †	3,017	88,096
Fresh del Monte Produce Incorporated	9,606	431,405
Freshpet Incorporated †	7,090	161,652
Hostess Brands Incorporated †	26,374	359,478
J & J Snack Foods Corporation	4,434	627,943
John B. Sanfilippo & Son Incorporated	2,555	173,280
Lancaster Colony Corporation	5,310	669,591
Landec Corporation †	8,069	113,773
Limoneira Corporation	3,580	86,708
Pilgrim’s Pride Corporation †	15,626	304,551
Sanderson Farms Incorporated	5,991	586,399
Seaboard Corporation	78	317,851

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Food Products (continued)
Seneca Foods Corporation Class A †	2,008	$54,417
Simply Good Foods Company †	17,811	235,996
Tootsie Roll Industries Incorporated	4,496	130,834
		6,882,442

Household Products : 0.35%
Central Garden & Pet Company Class A †	10,220	388,462
Oil Dri Corporation of America	1,551	60,349
Orchids Paper Products Corporation †	3,021	12,024
Spectrum Brands Holdings Incorporated	6,764	539,023
WD-40 Company	3,975	546,761
		1,546,619

Personal Products : 0.31%
Elf Beauty Incorporated †	6,388	120,414
Inter Parfums Incorporated	5,078	270,657
Medifast Incorporated	3,098	453,826
Natural Health Trends Corporation	2,187	48,201
Natures Sunshine Products Incorporated †	2,537	22,960
Revlon Incorporated Class A †	2,254	38,882
USANA Health Sciences Incorporated †	3,611	422,487
		1,377,427

Tobacco : 0.27%
22nd Century Group Incorporated †	32,985	69,928
Alliance One International †	2,378	49,700
Turning Point Brands Incorporated	2,160	58,493
Universal Corporation	5,930	392,270
Vector Group Limited	30,334	588,480
		1,158,871

Energy : 4.06%
Energy Equipment & Services : 1.60%
Basic Energy Services Incorporated †	5,768	76,195
Bristow Group Incorporated	6,472	76,564
C&J Energy Services Incorporated †	17,584	473,361
Dawson Geophysical Corporation †	6,326	44,916
Diamond Offshore Drilling Incorporated †	18,816	341,699
Dril-Quip Incorporated †	11,098	533,259
Ensco plc Class A	122,067	793,436
Era Group Incorporated †	5,608	72,511
Exterran Corporation †	10,410	286,900
Gulf Island Fabrication Incorporated	4,095	42,998
Hornbeck Offshore Services Incorporated †	9,059	29,895
Independence Contract Drilling Incorporated †	10,640	45,326
Keane Group Incorporated †	9,473	138,779
Key Energy Services Incorporated †	3,059	51,789
Matrix Service Company †	7,984	154,890
McDermott International Incorporated †	28,749	624,716
Natural Gas Services Group Incoporated †	3,646	84,040
NCS Multistage Holdings Incorporated †	2,462	37,472
Newpark Resources Incorporated †	25,055	271,847
Oceaneering International Incorporated	29,268	697,456
Oil States International Incorporated †	14,386	509,264
PHI Incorporated - Non Voting †	3,395	38,703
ProPetro Holding Corporation †	14,273	232,222
RigNet Incorporated †	4,135	49,000
Rowan Companies plc Class A †	36,191	564,580
Seacor Holdings Incorporated	4,948	258,434
Seacor Marine Holdings Incorporated †	5,420	127,262
Select Energy Services Incorporated Class A †	6,936	98,977
Smart Sand Incorporated †	6,116	37,430
Solaris Oilfield Infrastructure Incorporated Class A †	3,004	46,382

6

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Tetra Technologies Incorporated †	32,537	$137,306
		6,977,609

Oil, Gas & Consumable Fuels : 2.46%
Abraxas Petroleum Corporation †	46,018	124,249
Adams Resources & Energy Incorporated	602	26,590
Antero Midstream GP LP	22,072	424,886
Arch Coal Incorporated	6,335	520,484
California Resources Corporation †	10,503	385,880
Clean Energy Fuels Corporation †	37,266	117,761
Cloud Peak Energy Incorporated †	23,317	84,408
Contango Oil & Gas Company †	6,231	28,040
CVR Energy Incorporated	4,588	173,105
Delek US Holdings Incorporated	20,564	1,147,060
Denbury Resources Incorporated †	120,707	513,005
DHT Holdings Incorporated	40,135	166,159
Dorian Lpg Limited †	7,458	60,261
Energy XXI Gulf Coast Incorporated †	6,734	50,640
Enlink Midstream LLC	17,030	298,025
Evolution Petroleum Corporation	7,360	69,920
Gastar Exploration Limited †	34,237	22,596
Gener8 Maritime Incorporated †	13,207	88,223
Green Plains Renewable Energy Incorporated	11,502	245,568
Halcon Resources Corporation †	42,629	206,324
Hallador Energy Corporation	5,643	42,266
International Seaways Incorporated †	6,499	135,829
Midstates Petroleum Company Incorporated †	5,612	73,966
Nacco Industries Class A	1,038	39,807
NextDecade Corporation †	11,396	77,721
Overseas Shipholding Group Class A †	17,721	64,504
Pacific Ethanol Incorporated †	12,082	40,475
Panhandle Oil And Gas Incorporated Class A	4,459	92,970
Par Pacific Holdings Incorporated †	9,451	168,322
PBF Energy Incorporated Class A	29,785	1,405,256
Peabody Energy Corporation	26,912	1,164,482
Penn Virginia Corporation †	4,324	298,183
Renewable Energy Group Incorporated †	10,778	192,387
Resolute Energy Corporation †	5,595	199,518
Rex American Resources Corporation †	1,711	130,070
Sanchez Energy Corporation †	19,937	78,552
Sandridge Energy Incorporated †	10,211	148,468
SilverBow Resources Incorporated †	2,035	58,527
Tallgrass Energy GP LP	17,518	376,812
Talos Energy Incorporated †	5,677	182,345
Tellurian Incorporated †	19,972	223,487
W&T Offshore Incorporated †	26,294	180,114
Wildhorse Resource Development †	8,047	216,142
World Fuel Services Corporation	19,589	409,018
		10,752,405

Financials : 19.77%
Banks : 10.64%
1st Constitution Bancorp	1,787	38,421
1st Source Corporation	1,928	102,531
Access National Corporation	4,467	127,890
ACNB Corporation	1,975	62,213
Allegiance Bancshares Incorporated †	3,339	145,413
American National Bankshares Incorporated	2,403	95,399
Ameris Bancorp	11,746	654,237
AMES National Corporation	2,586	78,227
Arrow Financial Corporation	4,006	149,824
Atlantic Capital Bancshares †	7,428	155,988
Banc of California Incorporated	13,126	254,644
BancFirst Corporation	7,074	422,672

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)
Bancorpsouth Bank	25,421	$851,604
Bank of Commerce Holdings	4,599	54,728
Bank of Marin Bancorp	1,662	128,805
Bankwell Financial Group Incorporated	1,770	54,852
Banner Corporation	9,908	593,985
Bar Harbor Bankshares	4,623	139,337
BCB Bancorp Incorporated	3,509	54,740
Berkshire Hills Bancorp Incorporated	11,253	442,243
Blue Hills Bancorp Incorporated	7,225	147,390
BOK Financial Corporation	6,941	700,694
Boston Private Financial Holdings Incorporated	25,334	430,678
Bridge Bancorp Incorporated	5,356	197,904
Brookline Bancorp Incorporated	22,706	413,249
Bryn Mawr Bank Corporation	5,611	263,436
Byline Bancorp Incorporated †	2,177	47,067
C&F Financial Corporation	960	57,984
Cadence Bancorp	2,586	75,537
Cambridge Bancorp	327	27,566
Camden National Corporation	4,618	211,135
Capital City Bank Group Incorporated	3,368	75,915
Capstar Financial Holdings Class I †	1,820	36,855
Carolina Financial Corporation	5,705	249,708
CenterState Banks Incorporated	19,764	607,743
Central Pacific Financial Company	8,922	262,664
Central Valley Community Bancorp	3,477	74,616
Century Bancorp Incorporated Class A	869	69,433
Chemung Financial Corporation	989	51,923
Citizens & Northern Corporation	3,507	89,674
City Holding Company	4,625	343,591
Civista Bancshares Incorporated	2,730	66,148
CNB Financial Corporation	4,451	135,266
CoBiz Incorporated	11,419	254,872
Codorus Valley Bancorp Incorporated	2,517	75,510
Community Bankers Trust Corporation †	6,388	62,283
Community Financial Corporation	1,138	41,867
Community Trust Bancorp	4,644	237,076
ConnectOne Bancorp Incorporated	9,237	242,471
County Bancorp Incorporated	1,533	42,265
Customers Bancorp Incorporated †	8,957	271,487
DNB Financial Corporation	997	35,942
Eagle Bancorp Incorporated †	9,931	601,322
Enterprise Bancorp Incorporated	2,411	96,681
Enterprise Financial Service	6,611	360,961
Equity Bancshares Incorporated Class A †	3,138	124,924
Evans Bancorp Incorporated	1,338	62,284
Farmers & Merchants Bancorp Incorporated	2,565	106,063
Farmers Capital Bank Corporation	2,252	119,469
Farmers National Banc Corporation	7,382	116,636
FB Financial Corporation	3,715	152,018
FCB Financial Holdings Class A †	12,408	756,268
Fidelity Southern Corporation	6,691	163,394
Financial Institutions Incorporated	4,653	148,198
First Bancorp Corporation	9,049	376,529
First Bancorp Incorporated	2,999	86,911
First Bancshares Incorporated	2,485	85,360
First Bank/Hamilton (New Jersey)	3,486	47,410
First Busey Corporation	12,081	387,921
First Business Financial Service	2,428	62,837
First Citizens BancShares Corporation Class A	1,847	811,369
First Commonwealth Financial Corporation	29,021	455,339
First Community Bancshares	4,393	151,339
First Community Corporation	1,790	41,976
First Connecticut Bancorp	4,205	107,858
First Financial Bancorp	31,231	982,215
First Financial Corporation	3,107	135,465
First Financial Northwest	2,055	35,716
First Foundation Incorporated †	8,404	162,954
First Guaranty Bancshares Incorporated	1,346	36,355
First Internet Bancorp	2,375	83,838

8

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
First Interstate BancSystem Class A	9,319	$406,774
First Merchants Corporation	14,432	656,512
First Mid-Illinois Bancshares	2,783	104,251
First Midwest Bancorp Incorporated	30,546	802,443
First Northwest Bancorp †	3,235	52,763
First of Long Island Corporation	6,846	174,573
Flushing Financial Corporation	8,656	231,029
Fnb Bancorp	1,683	63,668
Franklin Financial Network †	3,721	136,003
German American Bancorp	6,374	229,910
Great Southern Bancorp Incorporated	3,518	202,285
Great Western Bancorp Incorporated	18,078	788,020
Green Bancorp Incorporated	6,669	149,719
Guaranty Bancorp	7,289	245,639
Guaranty Bancshares Incorporated	2,194	71,415
Hanmi Financial Corporation	9,650	289,018
Harborone Bancorp Incorporated †	4,302	79,372
Heartland Financial USA Incorporated	8,356	458,327
Heritage Commerce Corporation	10,789	184,060
Heritage Financial Corporation	8,594	276,297
Hilltop Holdings Incorporated	22,183	520,191
Hometrust Bancshares Incorporated †	4,966	133,585
Hope Bancorp Incorporated	39,453	709,759
Horizon Bancorp Indiana	6,351	199,231
Howard Bancorp Incorporated †	2,562	44,323
Independent Bank Corporation (Massachusetts)	8,180	640,903
Independent Bank Corporation (Michigan)	6,401	163,546
Independent Bank Group Incorporated	5,045	379,636
Investar Holding Corporation	2,461	67,308
Lakeland Bancorp Incorporated	13,676	274,888
Lakeland Financial Corporation	7,403	361,192
LCNB Corporation	2,638	51,573
LegacyTexas Financial Group	13,446	564,598
Live Oak Bancshares Incorporated	7,259	214,503
Macatawa Bank Corporation	7,596	91,836
MBT Financial Corporation	5,769	61,151
Mercantile Bank Corporation	4,879	176,132
Middlefield Banc Corporation	798	42,254
Midland States Bancorp Incorporated	4,476	145,201
Midsouth Bancorp Incorporated	4,348	60,437
Midwestone Financial Group Class I	3,550	118,322
Mutualfirst Financial Incorporated	1,882	72,269
National Bank Holdings Corporation Class A	7,812	304,199
National Bankshares Incorporated	2,019	97,215
National Commerce Corporation †	3,608	166,148
NBT Bancorp Incorporated	12,862	490,042
Nicolet Bankshares Incorporated †	2,551	144,973
Northeast Bancorp	2,266	49,399
Northrim BanCorp Incorporated	1,942	77,097
Norwood Financial Corporation	1,633	50,982
Ohio Valley Banc Corporation	1,192	58,408
Old Line Bancshares Incorporated	2,905	99,874
Old National Bancorp	40,309	723,547
Old Point Financial Corporation	1,066	28,441
Old Second Bancorp Incorporated	8,738	130,633
Opus Bank	6,782	200,747
Orrstown Financial Services Incorporated	2,298	59,633
Pacific Mercantile Bancorp †	4,493	44,031
Pacific Premier Bancorp Incorporated †	11,943	493,246
Park National Corporation	3,903	448,142
Parke Bancorp Incorporated	1,961	43,051
Peapack-Gladstone Financial Corporation	4,690	161,805
Penns Woods Bancorp Incorporated	1,275	58,841
Peoples Bancorp Incorporated	4,286	156,225
Peoples Bancorp Incorporated	4,834	181,420
Peoples Bancorp of North Carolina Incorporated	1,610	51,150
Peoples Financial Services	2,043	96,062
Preferred Bank (Los Angeles)	4,024	256,329

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)
Premier Financial Bancorp	2,507	$56,157
QCR Holdings Incorporated	3,744	179,899
Reliant Bancorp Incorporated	2,377	60,899
Renasant Corporation	14,470	693,402
Republic Bancorp Incorporated Class A	2,893	127,032
Republic First Bancorp Incorporated †	15,289	131,485
S&T Bancorp Incorporated	10,471	472,975
Sandy Spring Bancorp Incorporated	9,779	406,317
SB One Bancorp	1,586	47,977
Seacoast Banking Corporation †	12,374	385,821
Select Bancorp Incorporated †	2,984	39,180
ServisFirst Bancshares Incorporated	14,144	594,189
Shore Bancshares Incorporated	3,612	68,195
Sierra Bancorp	3,293	92,994
Simmons First National Corporation Class A	17,409	557,088
Smartfinancial Incorporated †	2,080	49,525
South State Corporation	8,579	768,035
Southern First Bancshares †	1,953	92,377
Southern National Bancorp of Virginia	5,720	99,928
Southside Bancshares Incorporated	8,292	283,172
State Bank Financial Corporation	11,129	373,378
Stock Yards Bancorp Incorporated	6,395	253,882
Summit Financial Group Incorporated	2,932	75,587
TCF Financial Corporation	47,625	1,253,014
The Bank of Princeton †	1,765	57,963
Tompkins Trust Company Incorporated	4,481	377,614
Towne Bank	19,544	618,568
TriCo Bancshares	6,176	240,370
TriState Capital Holdings Incorporated †	6,677	171,599
Triumph Bancorp Incorporated †	5,190	213,050
Trustmark Corporation	19,288	620,495
Two River Bancorp	2,127	37,924
Union Bankshares Corporation	14,951	614,486
Union Bankshares Incorporated	1,089	55,267
United Community Bank	21,056	683,478
United Security Bancshare	3,859	41,291
Unity Bancorp Incorporated	2,250	52,088
Univest Corporation of Pennsylvania	8,236	239,668
Valley National Bancorp	77,927	990,452
Veritex Holdings Incorporated †	6,447	198,181
Washington Trust Bancorp	4,249	259,189
WesBanco Incorporated	12,561	585,217
West Bancorporation	4,530	113,024
Westamerica Bancorporation	7,704	440,900
		46,507,200

Capital Markets : 1.58%
Artisan Partners Asset Management Incorporated Class A	14,343	463,279
Associated Capital Group Class A	1,486	57,657
B. Riley Financial Incorporated	6,011	127,433
BrightSphere Investment Group Incorporated	960	14,890
Cohen & Steers Incorporated	6,493	252,772
Cowen Incorporated †	8,238	123,158
Diamond Hill Investment Group	1,021	200,055
Donnelley Financial Solutions †	9,862	151,480
Evercore Partners Incorporated Class A	9,186	959,018
Federated Investors Incorporated Class B	27,145	658,809
Gain Capital Holdings Incorporated	9,572	78,778
Gamco Investors Incorporated Class A	1,381	35,575
Greenhill & Company Incorporated	7,170	188,930
Hamilton Lane Incorporated Class A	2,078	97,167
Houlihan Lokey Incorporated	6,874	336,070
Intl Fcstone Incorporated †	4,650	232,500
Investment Technology Group Incorporated	9,173	201,256
Ladenburg Thalmann Financial Services Incorporated	30,271	108,067
Moelis Company Class A	9,902	586,694
Morningstar Incorporated	5,193	623,212
Oppenheimer Holdings Class A	2,699	75,977

10

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
PJT Partners Incorporated Class A	5,064	$279,887
Pzena Investment Management Incorporated Class A	5,261	47,296
Virtu Financial Incorporated Class A	13,154	408,432
Waddell & Reed Financial Incorporated Class A	23,829	462,283
Westwood Holdings Group Incorporated	2,510	145,655
		6,916,330

Consumer Finance : 0.95%
Consumer Portfolio Services †	5,909	23,163
Elevate Credit Incorporated †	3,826	29,307
Encore Capital Group Incorporated †	7,281	287,235
Enova International Incorporated †	9,605	322,728
Ezcorp Incorporated †	14,956	185,454
First Cash Financial Services Incorporated	13,934	1,264,511
Green Dot Corporation Class A †	13,442	958,011
Nelnet Incorporated Class A	5,355	329,011
PRA Group Incorporated †	13,266	512,068
Regional Management Corporation †	3,026	107,998
World Acceptance Corporation †	1,331	143,548
		4,163,034

Diversified Financial Services : 0.03%
Marlin Business Services Incorporated	2,625	77,044
Tiptree Incorporated	5,401	35,647
		112,691

Insurance : 2.77%
American Equity Investment Life Holding Company	25,826	915,273
American National Insurance Company	6,108	726,852
Amerisafe Incorporated	5,765	343,882
AmTrust Financial Services Incorporated	28,869	385,690
Argo Group International Holdings Limited	10,143	616,187
Atlas Financial Holdings Incorporated †	3,324	35,733
Baldwin & Lyons Incorporated Class B	2,611	60,836
CNA Financial Corporation	7,941	373,068
Crawford & Company Class A	5,204	41,788
Crawford & Company Class B	3,756	29,898
Donegal Group Incorporated Class A	3,293	46,036
eHealth Incorporated †	5,284	112,602
EMC Insurance Group Incorporated	2,446	63,033
Employers Holdings Incorporated	9,592	379,843
FBL Financial Group Incorporated	3,024	237,686
Federated National Holding Company	3,422	77,885
Greenlight Capital Limited †	9,201	131,574
Hallmark Financial Services Incorporated †	4,247	41,875
HCI Group Incorporated	2,431	100,789
Health Insurance Innovations Incorporated Class A †	3,406	108,651
Heritage Insurance Holdings Incorporated	7,622	128,659
Horace Mann Educators Corporation	12,145	536,809
Independence Holding Company	1,525	56,654
Infinity Property & Casualty Corporation	3,232	467,670
Investors Title Company	384	71,040
James River Group Holdings Limited	6,504	246,697
Kemper Corporation	11,930	923,979
Kingstone Company Incorporated	2,680	46,766
Kinsale Capital Group Incorporated	5,681	300,866
Maiden Holdings Limited	22,954	200,848
Mercury General Corporation	8,138	383,381
National General Holdings Corporation	17,659	483,503
National Western Life Group Class A	676	210,344
Ni Holdings Incorporated †	2,942	48,072
RLI Corporation	12,619	828,816
Safety Insurance Group Incorporated	4,268	367,048
State Auto Financial Corporation	4,911	152,339

11

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Insurance (continued)
Stewart Information Services Corporation	6,694	$282,420
The Navigators Group Incorporated	7,556	444,293
Trupanion Incorporated †	6,517	207,045
United Fire Group Incorporated	6,015	322,645
United Insurance Holdings Company	7,058	146,030
Universal Insurance Holdings Company	9,635	343,488
WMIH Corporation †	57,140	77,139
		12,105,732

Mortgage REITs : 1.40%
AG Mortgage Investment Trust Incorporated	8,481	160,121
Anworth Mortgage Asset Corporation	29,871	151,446
Apollo Commercial Real Estate Finance Incorporated	31,420	584,098
Arbor Realty Trust Incorporated	14,592	139,500
Ares Commercial Real Estate	7,949	109,855
ARMOUR Residential REIT Incorporated	12,409	287,517
Blackstone Mortgage Trust Incorporated Class A	26,842	847,939
Capstead Mortgage Corporation	29,438	269,358
Cherry Hill Mortgage Investment REIT	3,671	66,005
CYS Investments Incorporated	46,166	337,935
Dynex Capital Incorporated	14,523	94,109
Ellington Residential Mortgage REIT	3,327	38,460
Exantas Capital Corporation REIT	9,037	91,183
Granite Point Mortgage Trust Incorporated	3,019	55,218
Great Ajax Corporation REIT	4,756	62,827
Hannon Armstrong Sustainable	15,331	281,171
Hunt Companies Finance Trust REIT	7,210	23,649
Invesco Mortgage Capital Incorporated	33,821	548,915
Ladder Capital Corporation	24,604	381,854
Mortgage Investment Corporation	13,714	273,594
New York Mortgage Trust Incorporated	34,331	211,479
Owens Realty Mortgage Incorporated	2,999	50,413
PennyMac Mortgage Investment Trust	19,938	373,239
Redwood Trust Incorporated	23,335	381,761
Sutherland Asset Management REIT	5,773	90,059
Tpg Re Finance Trust Incorporated	4,053	82,762
Western Asset Mortgage Capital REIT	12,818	135,486
		6,129,953

Thrifts & Mortgage Finance : 2.40%
BankFinancial Corporation	3,731	66,449
Beneficial Bancorp Incorporated	20,877	341,339
BofI Holding Incorporated †	16,593	683,798
BSB Bancorp Incorporated †	2,630	89,026
Capitol Federal Financial Incorporated	38,380	504,313
Charter Financial Corporation	4,053	99,420
Dime Community Bancshares	9,343	190,130
Entegra Financial Corporation †	1,890	53,865
Essa Bancorp Incorporated	2,689	42,701
Federal Agricultural Mortgage Corporation Class C	2,609	243,968
First Defiance Financial Corporation	3,004	187,780
Flagstar Bancorp Incorporated †	6,273	218,238
FS Bancorp Incorporated	831	48,281
Greene County Bancorp Incorporated	870	26,231
Hingham Institution For Savings Corporation	409	87,632
Home Bancorp Incorporated	1,786	78,620
Homestreet Incorporated †	7,809	209,281
Impac Mortgage Holdings Incorporated †	3,262	27,760
Kearny Financial Corporation	29,623	428,052
LendingTree Incorporated †	2,147	555,858
Malvern Bancorp Incorporated †	1,882	49,685
Meridian Bancorp Incorporated	14,961	292,488
Meta Financial Group Incorporated	2,601	294,303
MMA Capital Management LLC †	1,500	41,175
Nationstar Mortgage Holdings †	8,494	152,212
NewStar Financial Incorporated (a)	9,129	0

12

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Thrifts & Mortgage Finance (continued)
NMI Holdings Incorporated Class A †	16,866	$280,819
Northfield Bancorp Incorporated	13,058	213,368
Northwest Bancshares Incorporated	28,103	484,496
OceanFirst Financial Corporation	11,702	343,103
Oritani Financial Corporation	11,674	185,617
PCSB Financial Corporation	5,024	102,691
Pdl Community Bancorp †	2,536	38,953
Pennymac Financial Service Incorporated †	6,454	129,725
Provident Bancorp Incorporated †	1,336	31,530
Provident Financial Holdings	1,647	30,222
Provident Financial Services Incorporated	18,914	528,457
Prudential Bancorp Incorporated	1,954	33,980
Randolph Bancorp Incorporated †	1,444	23,032
Riverview Bancorp Incorporated	5,948	52,045
SI Financial Group Incorporated	3,242	48,792
Southern Missouri Bancorp	1,975	72,206
Territorial Bancorp Incorporated	2,371	72,505
Timberland Bancorp Incorporated	1,864	60,841
Trustco Bank Corporation	28,990	252,213
United Community Financial Corporation	14,442	151,063
United Financial Bancorp Incorporated	15,538	270,672
Walker & Dunlop Incorporated	8,574	481,173
Washington Federal Incorporated	26,460	858,627
Waterstone Financial Incorporated	7,595	131,773
Western New England Bancorp	8,442	91,596
WSFS Financial Corporation	9,444	494,393
		10,476,497

Health Care : 12.43%
Biotechnology : 3.61%
Abeona Therapeutics Incorporated †	8,058	142,627
Achaogen Incorporated †	10,117	125,451
Acorda Therapeutics Incorporated †	13,691	359,389
Advaxis Incorporated †	10,552	19,205
Akebia Therapeutics Incorporated †	10,299	101,136
Albireo Pharma Incorporated †	1,945	60,937
Aldeyra Therapeutics Incorporated †	4,594	38,590
Alpine Immune Sciences Incorporated †	3,244	29,391
AMAG Pharmaceuticals Incorporated †	10,239	250,344
Anaptysbio Incorporated †	4,130	321,314
Anavex Life Sciences Corporation †	11,891	32,700
Arena Pharmaceuticals Incorporated †	11,248	514,259
Array BioPharma Incorporated †	55,940	914,619
Arrowhead Pharmaceuticals Incorporated †	17,612	188,801
Athersys Incorporated †	32,006	78,095
Atyr Pharma Incorporated †	6,189	5,586
Audentes Therapeutics Incorporated †	5,076	192,380
Aveo Pharmaceuticals Incorporated †	35,584	78,641
Avid Bioservices Incorporated †	11,634	36,065
Biospecifics Technologies †	1,602	69,303
Biotime Incorporated †	25,185	56,414
Calithera Biosciences Incorporated †	7,522	38,738
Calyxt Incorporated †	1,491	28,135
Caredx Incorporated †	5,027	66,557
Chemocentryx Incorporated †	10,244	132,967
Conatus Pharmaceuticals Incorporated †	8,045	34,594
Corbus Pharmaceuticals Holdings †	12,360	76,632
CTI BioPharma Corporation †	8,848	38,046
Cytokinetics Incorporated †	13,530	121,770
Cytomx Therapeutics Incorporated †	7,507	192,705
Eagle Pharmaceuticals Incorporated †	3,603	242,878
Emergent BioSolutions Incorporated †	9,599	494,924
Enanta Pharmaceuticals Incorporated †	4,405	439,575
Fate Therapeutics Incorporated †	8,697	95,232
Fortress Biotech Incorporated †	9,049	31,219
Foundation Medicine Incorporated †	3,766	373,399

13

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Biotechnology (continued)
Genomic Health Incorporated †	5,808	$231,855
Idera Pharmaceuticals Incorporated †	35,602	72,984
Immunogen Incorporated †	27,844	319,092
Immunomedics Incorporated †	37,481	826,831
Inovio Pharmaceuticals Incorporated †	25,167	119,795
Insys Therapeutics Incorporated †	9,158	59,710
Intellia Therapeutics Incorporated †	4,056	109,918
Invitae Corporation †	11,614	85,944
Ironwood Pharmaceuticals Incorporated †	39,537	734,597
Jounce Therapeutics Incorporated †	4,591	51,649
Kadmon Holdings Incorporated †	19,755	71,316
Kindred Biosciences Incorporated †	7,236	73,807
Kura Oncology Incorporated †	6,671	111,072
Ligand Pharmaceuticals Incorporated †	5,787	1,112,435
Madrigal Pharmaceuticals Incorporated †	1,432	380,354
Mannkind Corporation †	31,014	62,028
Matinas Biopharma Holdings Class I †	20,985	11,770
Medicinova Incorporated †	8,799	81,479
Mei Pharma Incorporated †	10,483	34,804
Merrimack Pharmaceuticals Incorporated	3,817	33,475
MiMedx Group Incorporated †	30,386	255,850
Miragen Therapeutics Incorporated †	3,942	27,870
Molecular Templates Incorporated †	3,154	19,902
Momenta Pharmaceuticals Incorporated †	21,492	507,211
Mustang Bio Incorporated †	4,197	31,142
Myriad Genetics Incorporated †	18,862	688,652
Natera Incorporated †	9,296	108,391
Navidea Biopharmaceuticals Class I †	50,095	11,121
Oncomed Pharmaceuticals Incorporated †	7,572	23,549
Ophthotech Corporation †	10,958	30,244
OPKO Health Incorporated †	93,453	362,598
Palatin Technologies Incorporated †	47,708	52,956
PDL BioPharma Incorporated †	45,577	121,691
Pieris Pharmaceuticals Incorporated †	10,338	58,100
Progenics Pharmaceuticals Incorporated †	20,222	153,687
PTC Therapeutics Incorporated †	11,547	391,443
RA Pharmaceuticals Incorporated †	2,428	16,753
Recro Pharma Incorporated †	4,715	25,697
Repligen Corporation †	11,248	491,313
Retrophin Incorporated †	11,147	312,227
Sangamo Biosciences Incorporated †	21,408	352,162
Savara Incorporated †	4,284	43,354
Selecta Biosciences Incorporated †	4,223	50,549
Seres Therapeutics Incorporated †	6,133	49,371
Spectrum Pharmaceuticals Incorporated †	23,585	454,955
Spring Bank Pharmaceuticals †	2,380	32,130
Synlogic Incorporated †	2,876	26,517
Tyme Technologies Incorporated †	7,222	24,121
Vanda Pharmaceuticals Incorporated †	12,152	213,875
Veracyte Incorporated †	6,155	47,086
Verastem Incorporated †	8,088	45,212
Vericel Corporation †	9,225	124,076
Xoma Corporation †	1,550	33,248
		15,794,586

Health Care Equipment & Supplies : 3.82%
Abaxis Incorporated	6,892	570,658
Accuray Incorporated †	24,545	107,998
Analogic Corporation	3,758	314,357
AngioDynamics Incorporated †	11,062	232,634
Anika Therapeutics Incorporated †	4,113	167,235
Antares Pharma Incorporated †	41,909	109,382
Atrion Corporation	428	252,520
Axogen Incorporated †	7,365	361,622
Bovie Medical Corporation †	7,818	30,647
Cardiovascular Systems Incorporated †	9,783	294,468
CONMED Corporation	7,475	513,159
CryoLife Incorporated †	9,054	249,438

14

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Cryoport Incorporated †	7,296	$94,775
Cutera Incorporated †	3,725	156,450
Cytosorbents Corporation †	6,102	68,953
Fonar Corporation †	1,849	49,368
Globus Medical Incorporated †	20,757	1,153,051
Haemonetics Corporation †	15,710	1,419,399
Halyard Health Incorporated †	12,858	705,904
Heska Corporation †	1,993	213,131
ICU Medical Incorporated †	4,552	1,324,860
Inogen Incorporated †	5,096	930,988
Integer Holdings Corporation †	9,325	615,450
Invacare Corporation	9,768	161,172
Invuity Incorporated †	4,313	15,096
iRhythm Technologies Incorporated †	4,913	373,535
Iridex Corporation †	2,895	20,555
K2M Group Holdings Incorporated †	11,386	269,734
Lantheus Holdings Incorporated †	10,459	146,426
Lemaitre Vascular Incorporated	4,503	153,462
Meridian Diagnostics Incorporated	12,073	178,680
Merit Medical Systems Incorporated †	14,673	752,725
Natus Medical Incorporated †	9,663	356,565
Neogen Corporation †	14,832	1,122,931
Nuvectra Corporation †	3,294	55,504
NxStage Medical Incorporated †	19,645	542,988
OraSure Technologies Incorporated †	17,227	293,031
Orthofix International NV †	5,218	285,164
Oxford Immunotec Global plc †	7,274	104,891
Quidel Corporation †	8,245	516,962
RTI Biologics Incorporated †	13,460	61,243
Seaspine Holdings Corporation †	2,956	35,295
Sientra Incorporated †	3,994	72,132
STAAR Surgical Company †	8,748	260,253
Surmodics Incorporated †	3,719	192,644
Tactile Systems Technology Class I †	4,034	200,207
Utah Medical Products Incorporated	1,010	105,697
Varex Imaging Corporation †	11,239	415,393
Viewray Incorporated †	7,312	52,720
		16,681,452

Health Care Providers & Services : 2.43%
AAC Holdings Incorporated †	3,572	38,435
Aceto Corporation	8,850	23,364
Addus Homecare Corporation †	2,261	129,442
Amedisys Incorporated †	8,524	650,807
American Renal Associates Holdings †	3,534	51,031
AMN Healthcare Services Incorporated †	14,471	817,612
BioScrip Incorporated †	36,089	95,636
Biotelemetry Incorporated †	8,625	364,406
Civitas Solutions Incorporated †	4,618	74,350
Community Health Systems Incorporated †	26,281	107,489
CorVel Corporation †	2,996	151,298
Cross Country Healthcare Incorporated †	10,973	133,761
Diplomat Pharmacy Incorporated †	13,886	326,876
Ensign Group Incorporated	14,275	522,608
LHC Group Incorporated †	8,470	651,936
LifePoint Hospitals Incorporated †	10,991	580,874
Magellan Health Services Incorporated †	7,102	649,478
Molina Healthcare Incorporated †	13,382	1,136,533
National Healthcare Corporation	2,858	189,771
National Research Corporation Class A	3,063	105,520
Owens & Minor Incorporated	17,776	289,749
Petiq Incorporated †	2,171	41,575
Premier Incorporated Class A †	16,107	525,410
Providence Service Corporation †	3,345	240,840
Psychemedics Corporation	1,574	31,323
Quorum Health Corporation †	7,779	31,894
R1 RCM Incorporated †	24,976	198,060

15

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Health Care Providers & Services (continued)
Radnet Incorporated †	10,701	$135,903
Select Medical Holdings Corporation †	30,055	543,996
Surgery Partners Incorporated †	5,550	90,188
Tenet Healthcare Corporation †	27,325	968,125
Tivity Health Incorporated †	11,395	399,395
U.S. Physical Therapy Incorporated	3,627	338,580
		10,636,265

Health Care Technology : 0.71%
Allscripts Healthcare Solutions Incorporated †	52,628	665,744
Computer Programs & Systems Incorporated	3,953	128,670
Cotiviti Holdings Incorporated †	11,202	382,100
HMS Holdings Corporation †	24,568	531,406
Inovalon Holdings Incorporated Class A †	17,901	186,170
Omnicell Incorporated †	10,863	505,673
Quality Systems Incorporated †	15,258	268,541
Simulations Plus Incorporated	3,426	65,779
Tabula Rasa Healthcare Incorporated †	2,821	153,886
Vocera Communications Incorporated †	7,618	205,838
		3,093,807

Life Sciences Tools & Services : 0.51%
Bruker Corporation	30,691	929,017
Cambrex Corporation †	9,799	443,895
Chromadex Corporation †	6,937	23,378
Enzo Biochem Incorporated †	13,009	84,559
Harvard Bioscience Incorporated †	8,790	38,676
Luminex Corporation	12,301	348,364
Medpace Holdings Incorporated †	2,435	102,660
Neogenomics Incorporated †	21,339	247,532
		2,218,081

Pharmaceuticals : 1.35%
Acer Therapeutics Incorporated †	1,853	33,076
Adamis Pharmaceuticals Corporation †	8,226	35,372
Akcea Therapeutics Incorporated †	3,333	80,792
Akorn Incorporated †	26,344	368,026
Amneal Pharmaceuticals Incorporated †	21,343	421,311
Amphastar Pharmaceuticals Incorporated †	10,075	159,185
ANI Pharmaceuticals Incorporated †	2,396	151,643
BioDelivery Sciences International Incorporated †	14,491	36,952
Corcept Therapeutics Incorporated †	27,209	503,367
Corium International Incorporated †	7,119	60,796
Cymabay Therapeutics Incorporated †	12,250	158,883
Depomed Incorporated †	16,679	103,743
Durect Corporation †	45,664	87,675
Innoviva Incorporated †	22,167	327,850
Intersect ENT Incorporated †	8,278	353,057
Lannett Company Incorporated †	9,398	155,537
Marinus Pharmaceuticals Incorporated †	8,281	51,756
MyoKardia Incorporated †	6,458	307,401
Omeros Corporation †	12,990	265,256
Pacira Pharmaceuticals Incorporated †	11,456	392,368
Phibro Animal Health Corporation Class A	5,780	261,256
Prestige Brands Holdings Incorporated †	15,572	520,572
Reata Pharmaceuticals Incorporated Class A †	3,756	133,300
Strongbridge Biopharma plc †	10,043	65,280
Supernus Pharmaceuticals Incorporated †	14,480	815,948
Teligent Incorporated †	12,584	35,109
VIVUS Incorporated †	30,601	23,104
		5,908,615

16

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Industrials : 13.91%
Aerospace & Defense : 1.12%
AAR Corporation	9,553	$426,924
Aerojet Rocketdyne Holdings †	19,699	570,089
AeroVironment Incorporated †	6,095	352,657
Cubic Corporation	7,532	523,851
Ducommun Incorporated †	2,987	100,841
Engility Holdings Incorporated †	5,534	173,989
HEICO Corporation	9,467	869,639
Mercury Computer Systems Incorporated †	13,433	496,081
Moog Incorporated Class A	9,296	757,903
National Presto Industries Incorporated	1,517	171,269
Sparton Corporation †	2,763	51,254
Triumph Group Incorporated	14,590	309,308
Vectrus Incorporated †	3,195	102,464
		4,906,269

Air Freight & Logistics : 0.39%
Atlas Air Worldwide Holdings Incorporated †	7,221	492,111
Echo Global Logistics Incorporated †	7,909	219,870
Forward Air Corporation	8,653	513,296
Hub Group Incorporated Class A †	9,057	452,397
Radiant Logistics Incorporated †	10,607	42,958
		1,720,632

Airlines : 0.42%
Allegiant Travel Company	3,757	568,622
Hawaiian Holdings Incorporated	14,893	551,041
Spirit Airlines Incorporated †	19,525	716,372
		1,836,035

Building Products : 1.31%
Advanced Drainage Systems Incorporated	9,762	283,098
American Woodmark Corporation †	4,089	421,576
Apogee Enterprises Incorporated	8,324	363,343
Armstrong Flooring Incorporated †	6,242	81,770
Armstrong World Industries Incorporated †	12,774	774,104
Builders FirstSource Incorporated †	32,435	635,077
Continental Building Product †	11,669	352,987
CSW Industrials Incorporated †	4,675	227,205
Griffon Corporation	10,823	245,682
Insteel Industries Incorporated	5,282	165,221
JELD-WEN Holding Incorporated †	16,422	449,470
NCI Building Systems Incorporated †	11,420	218,693
Patrick Industries Incorporated †	6,662	403,717
PGT Incorporated †	13,979	289,365
Quanex Building Products Corporation	10,343	173,762
Universal Forest Products Incorporated	17,401	640,009
		5,725,079

Commercial Services & Supplies : 2.20%
ABM Industries Incorporated	19,026	541,480
Advanced Disposal Services Incorporated †	12,812	299,545
Arc Document Solutions Incorporated †	13,581	26,483
Brady Corporation Class A	13,851	540,189
Casella Waste Systems Incorporated Class A †	11,334	267,256
Covanta Holding Corporation	34,907	568,984
Ennis Incorporated	7,217	131,710
Essendant Incorporated	10,430	145,916
Heritage Crystal Clean Incorporated †	4,442	90,173
Herman Miller Incorporated	17,759	581,607
HNI Corporation	13,041	483,952
Hudson Technologies Incorporated †	8,967	19,727

17

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
InnerWorkings Incorporated †	14,280	$125,521
Interface Incorporated	18,130	411,551
Kimball International Incorporated Class B	11,008	178,880
Knoll Incorporated	14,663	296,193
LSC Communications Incorporated	9,988	126,448
Matthews International Corporation Class A	9,242	508,310
Mcgrath RentCorp	7,079	460,701
Multi-Color Corporation	4,099	284,471
Nl Industries Incorporated †	2,558	23,662
Quad Graphics Incorporated	9,311	184,078
SP Plus Corporation †	6,388	229,968
Steelcase Incorporated Class A	23,955	344,952
TEAM Incorporated †	9,189	195,266
Tetra Tech Incorporated	16,578	910,961
UniFirst Corporation	4,432	787,123
US Ecology Incorporated	6,457	391,294
Viad Corporation	6,002	317,506
VSE Corporation	2,635	130,195
		9,604,102

Construction & Engineering : 0.75%
Aegion Corporation †	9,693	249,110
Ameresco Incorporated Class A †	5,082	60,730
Argan Incorporated	4,418	170,977
Comfort Systems Incorporated	10,774	504,762
Goldfield Corporation †	6,945	30,211
Great Lakes Dredge & Dock Company †	16,093	80,867
HC2 Holdings Incorporated †	8,834	54,329
IES Holdings Incorporated †	2,556	45,113
Layne Christensen Company †	5,004	76,261
MasTec Incorporated †	19,617	915,133
MYR Group Incorporated †	4,803	187,509
Northwest Pipe Company †	2,782	58,561
Nv5 Global Incorporated †	2,366	148,585
Orion Marine Group Incorporated †	8,715	67,628
Primoris Services Corporation	12,155	316,881
Sterling Construction Company Incorporated †	7,808	99,240
Tutor Perini Corporation †	11,489	227,482
Willbros Group Incorporated †	7,570	4,489
		3,297,868

Electrical Equipment : 0.78%
Allied Motion Technologies	2,295	110,986
American Superconductor Corporation †	5,799	40,361
Atkore International Incorporated †	10,257	221,551
AZZ Incorporated	7,654	331,036
Babcock & Wilcox Enterprises Incorporated †	13,985	34,543
Encore Wire Corporation	5,937	287,351
Generac Holdings Incorporated †	18,216	912,439
General Cable Corporation	14,463	428,828
LSI Industries Incorporated	7,532	41,426
Powell Industries Incorporated	2,601	87,940
Preformed Line Products Company	888	68,420
Revolution Lighting Technologies †	3,751	15,979
Sunrun Incorporated †	22,604	273,508
Thermon Group Holdings Incorporated †	9,945	229,332
TPI mposites Incorporated †	3,863	101,597
Vicor Corporation †	5,133	225,082
		3,410,379

Electronic Equipment, Instruments & Components : 0.07%
ScanSource Incorporated †	7,505	293,821

Industrial Conglomerates : 0.09%
Raven Industries Incorporated	10,740	405,972

18

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Machinery : 3.17%
Actuant Corporation Class A	17,341	$404,912
Alamo Group Incorporated	2,892	266,671
Albany International Corporation Class A	8,589	528,224
Altra Holdings Incorporated	8,533	352,840
American Railcar Industries	2,110	85,814
Astec Industries Incorporated	6,218	363,815
Blue Bird Corporation †	3,641	68,269
Briggs & Stratton Corporation	12,410	228,965
Columbus McKinnon Corporation	5,852	242,448
Commercial Vehicle Group Incorporated †	8,307	65,875
DMC Global Incorporated	4,185	187,697
Douglas Dynamics Incorporated	6,504	299,509
Eastern Company	1,531	46,772
EnPro Industries Incorporated	6,193	456,176
ESCO Technologies Incorporated	7,403	415,308
Federal Signal Corporation	17,426	416,307
Foster Company Class A †	2,414	56,005
Franklin Electric Company Incorporated	11,532	533,355
Freightcar America Incorporated	3,515	60,177
Gencor Industries Incorporated †	2,540	39,751
Global Brass & Copper Holdings Incorporated	6,436	202,090
Gorman Rupp Company	5,300	176,861
Graham Corporation	2,855	72,831
Hillenbrand Incorporated	16,764	782,041
Hurco Companies Incorporated	1,860	89,187
Hyster Yale Materials Handeling Incorporated	2,396	159,813
Kadant Incorporated	3,211	313,233
Lindsay Manufacturing Company	3,132	308,251
Lydall Incorporated †	4,965	208,034
Manitex International Incorporated †	4,211	49,016
Meritor Incorporated †	25,906	537,550
Miller Industries Incorporated	3,249	86,586
Mueller Industries Incorporated	16,765	506,303
Omega Flex Incorporated	1,105	76,842
Park Ohio Holdings Corporation	2,624	103,517
Proto Labs Incorporated †	7,426	895,576
RBC Bearings Incorporated †	6,969	876,073
REV Group Incorporated	8,255	140,005
Spartan Motors Incorporated	9,151	141,841
Standex International Corporation	3,773	376,357
Tennant Company	5,242	413,070
The Greenbrier Companies Incorporated	8,148	404,956
Twin Disc Incorporated †	3,028	83,936
Wabash National Corporation	16,925	338,669
Watts Water Technologies Incorporated	8,204	631,298
Welbilt Incorporated †	39,689	772,745
		13,865,571

Marine : 0.11%
Genco Shipping & Trading Limited †	2,430	44,542
Matson Incorporated	12,490	427,658
		472,200

Professional Services : 1.64%
Barrett Business Services Incorporated	2,123	183,045
BG Staffing Incorporated	2,114	39,046
CBIZ Incorporated †	16,067	331,784
CRA International Incorporated	2,394	129,515
Exponent Incorporated	7,577	744,819
Forrester Research Incorporated	2,925	123,581
Franklin Covey Company †	2,862	80,279
FTI Consulting Incorporated †	11,537	715,179
GP Strategies Corporation †	3,811	73,362
Heidrick & Struggles International Incorporated	5,353	202,343
Hill International Incorporated †	12,610	69,986

19

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Professional Services (continued)
ICF International Incorporated	5,531	$390,765
Insperity Incorporated	10,963	1,008,596
Kelly Services Incorporated Class A	9,339	209,287
Kforce Incorporated	6,570	221,081
Korn/Ferry International	15,253	834,034
Mistras Group Incorporated †	5,134	98,830
Navigant Consulting Incorporated †	13,851	337,410
Red Violet Incorporated †	839	6,083
Resources Connection Incorporated	8,744	145,588
RPX Corporation	14,266	149,080
TriNet Group Incorporated †	12,447	667,657
TrueBlue Incorporated †	12,541	323,558
Willdan Group Incorporated †	2,442	69,597
		7,154,505

Road & Rail : 0.67%
Arcbest Corporation	7,098	336,800
Covenant Transport Incorporated Class A †	3,401	102,302
Daseke Incorporated †	7,346	69,934
Heartland Express Incorporated	13,331	249,023
Marten Transport Limited	11,354	258,871
Roadrunner Transportation Systems Incorporated †	11,257	20,375
Saia Incorporated †	7,344	605,146
Schneider National Incorporated Class B	19,332	569,907
Universal Truckload Services	2,442	60,806
USA Truck Incorporated †	1,972	45,770
Werner Enterprises Incorporated	12,817	502,426
YRC Worldwide Incorporated †	9,411	100,886
		2,922,246

Trading Companies & Distributors : 1.18%
Applied Industrial Technologies Incorporated	11,274	786,362
BMC Stock Holdings Incorporated †	18,206	370,492
CAI International Incorporated †	4,661	111,911
DXP Enterprises Incorporated †	4,831	188,506
Foundation Building Material †	4,361	66,941
GATX Corporation	11,042	793,920
GMS Incorporated †	8,122	243,254
H&E Equipment Services Incorporated	9,318	322,123
Houston Wire & Cable Company †	4,987	41,143
Huttig Building Products Incorporated †	6,370	35,991
Kaman Corporation	8,212	581,163
Lawson Products Incorporated †	1,397	33,598
Nexeo Solutions Incorporated †	8,755	84,748
Rush Enterprises Incorporated †	9,208	396,220
SiteOne Landscape Supply Incorporated †	11,328	856,963
Titan Machinery Incorporated †	4,929	89,166
Veritiv Corporation †	3,341	111,088
Willis Lease Finance Corporation †	987	31,475
		5,145,064

Transportation Infrastructure : 0.01%
Yangtze River Port & Logistics Limited †	3,910	37,732

Information Technology : 12.78%
Communications Equipment : 1.20%
ADTRAN Incorporated	14,202	198,118
Applied Optoelectronics Incorporated †	5,384	251,810
Calamp Corporation †	10,105	214,428
Calix Networks Incorporated †	13,382	90,998
Clearfield Incorporated †	3,520	38,016
Comtech Telecommunications Corporation	6,679	209,053
Digi International Incorporated †	7,815	91,436
Echostar Corporation †	10,674	502,105

20

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)
Emcore Corporation †	7,775	$39,653
Extreme Networks Incorporated †	33,008	284,199
InterDigital Incorporated	10,188	803,324
KVH Industries Incorporated †	4,857	53,670
NETGEAR Incorporated †	9,130	551,909
Oclaro Incorporated †	48,394	414,253
PCTEL Incorporated	4,997	33,230
Plantronics Incorporated	9,923	722,891
Quantenna Communications Incorporated †	5,926	94,816
Tessco Technologies Incorporated	1,863	33,720
Viavi Solutions Incorporated †	66,730	634,602
		5,262,231

Electronic Equipment, Instruments & Components : 2.14%
Airgain Incorporated †	2,366	19,520
Akoustis Technologies Incorporated †	3,563	23,587
Anixter International Incorporated †	8,299	508,314
AVX Corporation	13,647	208,663
Badger Meter Incorporated	8,371	366,231
Bel Fuse Incorporated Class B	2,915	56,260
Benchmark Electronics Incorporated	14,898	412,675
Control4 Corporation †	6,910	171,299
CTS Corporation	9,791	318,208
Daktronics Incorporated	10,755	86,148
Electro Scientific Industries Incorporated †	9,143	179,386
Eplus Incorporated †	4,142	376,715
ID Systems Incorporated †	4,573	26,158
Insight Enterprises Incorporated †	10,467	490,902
Iteris Incorporated †	9,498	48,725
Itron Incorporated †	11,413	651,682
Kemet Corporation †	12,548	250,709
Kimball Electronics Incorporated †	7,721	144,383
Mesa Laboratories Incorporated	1,017	161,784
Methode Electronics Incorporated	10,669	428,360
MTS Systems Corporation	5,071	265,720
Napco Security Technologies Incorporated †	3,487	41,321
OSI Systems Incorporated †	5,234	358,948
Par Technology Corporation †	2,942	41,217
Park Electrochemical Corporation	5,739	118,625
PC Connection Incorporated	3,218	95,221
PC Mall Incorporated †	2,841	34,660
Plexus Corporation †	9,979	580,279
Rogers Corporation †	5,413	616,865
Sanmina Corporation †	22,764	655,603
Systemax Incorporated	4,297	141,887
TTM Technologies Incorporated †	27,278	491,822
Vishay Intertechnology Incorporated	40,618	861,102
Vishay Precision Group †	2,968	111,448
		9,344,427

Internet Software & Services : 2.65%
2U Incorporated †	14,729	1,396,309
Actua Corporation (a)	9,483	9,483
Aerohive Networks Incorporated †	8,103	32,493
Alarm.com Holdings Incorporated †	7,269	322,962
Alteryx Incorporated Class A †	5,068	172,413
Amber Road Incorporated †	6,631	59,944
Angi Homeservices Incorporated Class A †	14,697	221,337
Appfolio Incorporated Class A †	3,232	191,334
Apptio Incorporated Class A †	6,425	212,218
Autoweb Incorporated †	3,672	13,329
Benefitfocus Incorporated †	5,423	181,942
Blucora Incorporated †	12,519	475,096
Brightcove Incorporated †	10,222	104,776
Carbonite Incorporated †	6,998	271,522

21

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Internet Software & Services (continued)
Care.com Incorporated †	5,266	$109,217
Cars.com Incorporated †	20,293	521,124
ChannelAdvisor Corporation †	7,156	105,909
Cision Limited †	9,871	145,499
DHI Group Incorporated †	15,281	35,146
Endurance International Group Holdings †	17,382	155,569
Five9 Incorporated †	14,252	497,252
Gogo Incorporated †	16,755	85,953
GTT Communications Incorporated †	9,155	430,285
Instructure Incorporated †	6,244	268,492
Internap Corporation †	5,276	57,192
Limelight Networks Incorporated †	23,549	115,390
Liquidity Services Incorporated †	7,833	44,256
LivePerson Incorporated †	16,177	313,025
Marchex Incorporated Class B	9,803	26,468
Match Group Incorporated †	11,382	468,369
Mindbody Incorporated Class A †	10,099	397,901
NIC Incorporated	18,989	291,481
Okta Incorporated †	5,667	318,542
Q2 Holdings Incorporated †	9,889	565,156
Quinstreet Incorporated †	9,908	135,839
Quotient Technology Incorporated †	23,152	310,237
Reis Incorporated	2,438	52,661
Shutterstock Incorporated †	5,468	259,129
SPS Commerce Incorporated †	5,088	378,700
Synacor Incorporated †	8,867	16,847
Techtarget †	5,819	156,182
Telaria Incorporated †	7,768	31,771
The Meet Group Incorporated †	21,230	77,490
The Trade Desk Incorporated †	8,268	707,162
TrueCar Incorporated †	20,513	201,233
Web.com Group Incorporated †	14,731	287,991
Xo Group Incorporated †	6,457	209,594
Yext Incorporated †	9,930	152,823
		11,595,043

IT Services : 1.74%
Blackhawk Network Incorporated †	16,706	751,770
Cardtronics Incorporated Class A †	13,661	350,541
Cass Information Systems Incorporated	3,110	193,349
Convergys Corporation	27,140	641,590
CSG Systems International Incorporated	9,862	408,090
Edgewater Technology Incorporated †	3,324	17,983
Everi Holdings Incorporated †	20,356	152,466
Exela Technologies Incorporated †	8,503	40,134
Exlservice Holdings Incorporated †	9,842	557,943
Hackett Group Incorporated	7,083	114,036
Information Services Group Incorporated †	10,742	43,290
Luxoft Holding Incorporated †	6,901	248,436
ManTech International Corporation Class A	7,591	409,231
Moneygram International Incorporated †	8,357	55,407
Perficient Incorporated †	10,241	267,393
Pfsweb Incorproated †	4,110	43,977
Presidio Incorporated †	7,062	94,490
PRGX Global Incorporated †	6,239	60,206
Science Applications International Corporation	12,526	1,107,925
StarTek Incorporated †	3,307	22,455
Sykes Enterprises Incorporated †	11,910	335,267
Syntel Incorporated †	9,939	313,079
Travelport Worldwide Limited	37,292	654,102
Ttec Holdings Incorporated	4,225	149,143
Unisys Corporation †	14,249	171,700
Virtusa Corporation †	8,110	393,741
		7,597,744

22

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment : 1.75%
Adesto Technologies Corporation †	3,756	$34,180
Alpha & Omega Semiconductor †	5,916	91,875
Amkor Technology Incorporated †	27,316	248,576
Amtech Systems Incorporated †	3,677	36,255
Axcelis Technologies Incorporated †	9,248	196,520
AXT Incorproated †	9,674	70,137
Brooks Automation Incorporated	19,664	642,620
Cabot Microelectronics Corporation	7,465	844,814
Ceva Incorporated †	6,592	222,150
Cohu Incorporated	8,189	196,700
Cyberoptics Corporation †	2,037	34,935
Diodes Incorporated †	11,461	392,425
DSP Group Incorporated †	5,969	76,403
FormFactor Incorporated †	20,857	282,612
GSI Technology Incorporated †	4,076	31,059
Ichor Holdings Limited †	5,684	141,418
Impinj Incorporated †	4,591	82,179
Nanometrics Incorporated †	5,967	250,435
NVE Corporation	1,445	159,745
Photronics Incorporated †	21,879	190,347
Pixelworks Incorproated †	8,546	35,466
Power Integrations Incorporated	8,403	631,485
Quicklogic Corporation †	24,383	29,260
Rambus Incorporated †	32,218	433,654
Rudolph Technologies Incorporated †	9,089	304,482
Semtech Corporation †	20,954	1,014,174
Sigma Designs Incorporated †	11,465	71,083
Smart Global Holdings Incorporated †	1,707	76,013
Synaptics Incorporated †	10,153	426,832
Ultra Clean Holdings Incorporated †	9,382	165,311
Xcerra Corporation †	15,675	215,845
		7,628,990

Software : 2.85%
A10 Networks Incorporated †	15,418	99,138
ACI Worldwide Incorporated †	34,727	838,657
Agilysys Incorporated †	4,430	62,995
American Software Incorporated Class A	8,104	106,730
Asure Software Incorporated †	2,607	45,701
Bottomline Technologies (de) Incorporated †	11,505	547,178
CommVault Systems Incorporated †	12,436	850,001
Datawatch Corporation †	2,931	28,577
Ebix Incorporated	6,509	485,571
Everbridge Incorporated †	6,667	307,149
Globant SA †	7,037	362,406
Glu Mobile Incorporated †	30,263	170,683
MicroStrategy Incorporated Class A †	2,828	366,424
Mitek Systems Incorporated †	9,200	79,580
MobileIron Incorporated †	16,866	72,524
Model N Incorporated †	6,669	119,042
Monotype Imaging Holdings Incorporated	12,325	266,220
OneSpan Incorporated †	9,210	199,397
Park City Group Incorporated †	3,888	28,577
Pegasystems Incorporated	10,981	679,175
Progress Software Corporation	13,814	523,274
Qad Incorporated Class A	2,987	154,876
Qualys Incorporated †	9,020	694,089
Realnetworks Incorporated †	7,519	26,692
RealPage Incorporated †	17,863	1,049,451
Rimini Street Incorporated †	6,852	35,973
RingCentral Incorporated Class A †	17,845	1,351,759
Rosetta Stone Incorporated †	6,000	97,320
Seachange International Incorporated †	10,488	29,366
Secureworks Corporation Class A †	2,505	26,027
Sito Mobile Limited †	4,771	18,225
TeleNav Incorporated †	9,190	49,167
The Rubicon Project Incorporated †	12,956	30,447

23

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Software (continued)
Tivo Corporation	35,679	$513,778
Upland Software Incorproated †	3,229	115,534
Verint Systems Incorporated †	18,363	774,919
Workiva Incorporated †	7,047	183,222
Zix Corporation †	16,677	90,223
Zynga Incorporated Class A †	223,735	984,434
		12,464,501

Technology Hardware, Storage & Peripherals : 0.45%
Avid Technology Incorporated †	11,473	58,512
Diebold Nixdorf Incorporated	22,356	257,094
Eastman Kodak Company †	11,661	59,471
Electronics for Imaging Incorporated †	13,953	466,449
Intevac Incorporated †	5,926	27,852
Pure Storage Incorporated Class A †	27,729	595,064
Quantum Corporation †	8,895	26,863
Super Micro Computer Incorporated †	11,637	280,452
USA Technologies Incorporated †	14,073	189,282
		1,961,039

Materials : 4.25%
Chemicals : 1.95%
Advanced Emissions Solutions	6,316	70,044
Advansix Incorporated †	8,949	326,728
Agrofresh Solutions Incorporated †	7,867	55,620
American Vanguard Corporation	8,085	174,232
Chase Corporation	2,131	253,482
Core Molding Technologies Incorporated	2,253	32,488
Ferro Corporation †	23,722	485,352
Futurefuel Corporation	7,541	101,577
GCP Applied Technologies Incorporated †	20,744	656,548
Hawkins Incorporated	2,939	92,138
HB Fuller Company	15,244	785,828
Ingevity Corporation †	12,526	953,730
Innophos Holdings Incorporated	5,811	276,197
Innospec Incorporated	7,390	566,813
KMG Chemicals Incorporated	2,874	192,127
Kooper Holdings Incorporated †	6,160	248,248
Kraton Performance Polymers Incorporated †	9,290	450,751
Kronos Worldwide Incorporated	6,554	162,146
Omnova Solutions Incorporated †	13,020	132,804
Quaker Chemical Corporation	3,861	590,154
Rayonier Advanced Materials	12,640	226,382
Stepan Company	6,016	437,363
Trecora Resources †	6,225	86,839
Tredegar Corporation	9,430	224,906
Trinseo SA	13,129	949,227
		8,531,724

Construction Materials : 0.07%
United States Lime & Minerals Incorporated	618	48,822
US Concrete Incorporated †	4,292	261,597
		310,419

Containers & Packaging : 0.29%
Greif Incorporated Class A	7,347	428,404
Myers Industries Incorporated	8,777	172,029
Silgan Holdings Incorporated	22,206	604,447
UFP Technologies Incorporated †	1,941	59,395
		1,264,275

24

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Metals & Mining : 1.31%
AK Steel Holding Corporation †	92,067	$416,143
Ampco Pittsburgh Corporation †	3,224	35,142
Cleveland Cliffs Incorporated †	83,325	704,930
Coeur D’alene Mines Corporation †	53,875	434,233
Commercial Metals Company	33,517	792,342
Compass Minerals International Incorporated	9,645	630,783
Gold Resource Corporation	16,281	101,593
Hecla Mining Company	118,743	446,474
Kaiser Aluminum Corporation	4,825	532,005
Materion Corporation	6,036	329,264
Olympic Steel Incorporated	2,616	60,508
Ryerson Holding Corporation †	4,837	59,737
Schnitzer Steel Industries Incorporated Class A	7,644	238,111
Synalloy Corporation	2,389	44,913
Universal Stainless & Alloy Products Incorporated †	2,016	48,787
Warrior Met Coal Incorporated	8,085	219,669
Worthington Industries Incorporated	13,253	635,481
		5,730,115

Paper & Forest Products : 0.63%
Boise Cascade Company	11,251	536,673
Clearwater Paper Corporation †	4,984	119,865
Domtar Corporation	18,549	891,650
Neenah Paper Incorporated	4,930	400,070
PH Glatfelter Company	12,881	225,289
Schweitzer-Mauduit International Incorporated	8,963	392,669
Verso Corporation Class A †	9,469	191,558
		2,757,774

Real Estate : 7.24%
Equity REITs : 6.70%
Acadia Realty Trust	25,491	656,393
Agree Realty Corporation	8,195	433,843
Alexander & Baldwin Incorporated	14,076	299,960
Alexander S REIT Incorporated	618	239,475
American Assets Trust Incorporated	11,986	435,691
Armada Hoffler Properties Incorporated	13,512	194,573
Ashford Hospitality Trust Incorporated	26,565	195,784
Bluerock Residential Growth REIT Incorporated	7,342	65,197
Braemar Hotels & Resorts Incorporated REIT	9,203	101,233
CareTrust REIT Incorporated	22,497	370,976
Catchmark Timber Trust Incorporated Class A	12,882	163,601
CBL & Associates Properties Incorporated	51,551	260,848
Cedar Shopping Centers Incorporated	27,423	120,387
Chatham Lodging Trust	11,268	234,262
Chesapeake Lodging Trust	17,227	555,226
Clipper Realty Incorporated	4,733	42,266
Columbia Property Trust Incorporated	36,436	805,964
Community Healthcare Trust Incorporated	5,311	147,115
CorEnergy Infrastructure Trust Incorporated	3,532	127,823
Corepoint Lodging Incorporated REIT †	12,453	347,314
DDR Corporation	48,235	732,690
DiamondRock Hospitality	57,361	730,206
Easterly Government Properties Incorporated	11,444	231,741
EastGroup Properties Incorporated	9,871	920,273
Education Realty Trust Incorporated	21,647	790,981
Farmland Partners REIT Incorporated	9,253	78,743
Four Corners Property Trust Incorporated	18,347	419,963
Franklin Street Properties Corporation	30,517	236,202
Getty Realty Corporation	9,334	243,711
Gladstone Commercial Corporation	8,230	154,724
Gladstone Land REIT Corporation	3,275	41,789
Global Medical REIT Incorporated	5,831	52,129
Global Net Lease Incorporated	19,968	394,168

25

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)
Government Properties Income	28,253	$410,516
Hersha Hospitality Trust	12,020	255,665
Independence Realty Trust Incorporated	25,149	243,945
InfraReit Incorporated	11,695	249,805
Investors Real Estate Trust	36,021	200,637
iStar Financial Incorporated †	20,758	224,809
Jernigan Capital Incorporated	3,749	74,043
Kite Realty Group Trust	25,931	406,857
Lexington Corporate Properties Trust	64,932	560,363
LTC Properties Incorporated	11,685	480,721
Mack-Cali Realty Corporation	25,006	494,369
Medequities Realty Trust Incorporated	7,841	82,174
MGM Growth Properties LLC Class A	20,883	619,807
Monmouth Real Estate Investment Corporation	20,505	316,802
National Storage Affiliates Trust	12,891	362,495
New Senior Investment Group Incorporated	24,317	181,891
Nexpoint Residential	5,213	144,504
NorthStar Realty Europe Corporation	14,805	207,418
One Liberty Properties Incorporated	4,280	109,226
Pebblebrook Hotel Trust	19,731	805,419
Potlatch Corporation	12,076	609,838
Preferred Apartment Communities Incorporated Series A	9,966	146,201
PS Business Parks Incorporated	5,868	719,182
QTS Realty Trust Incorporated Class A	12,600	475,398
Quality Care Properties Incorporated †	28,329	593,493
Ramco-Gershenson Properties Trust	23,923	294,253
Retail Opportunity Investment Corporation	32,746	593,358
Rexford Industrial Realty Incorporated	20,931	654,512
Ryman Hospitality Properties Incorporated	13,042	1,093,963
Safety Income & Growth Incorporated	2,213	42,445
Saul Centers Incorporated	3,628	179,804
Select Income REIT	18,831	406,750
Seritage Growth Property Class A	7,368	306,951
STAG Industrial Incorporated	27,533	733,479
Summit Hotel Properties Incorporated	30,027	459,113
Tanger Factory Outlet Centers Incorporated	28,119	604,277
Terreno Realty Corporation	15,314	583,617
Tier Incorporated	14,017	307,813
UMH Properties Incorporated	9,171	134,905
Universal Health Realty Income Trust	3,810	236,868
Urban Edge Properties	29,597	647,286
Urstadt Biddle Properties Incorporated	8,683	189,724
Washington Prime Group Incorporated	57,638	419,028
Washington Real Estate Investment Trust	22,891	656,514
Wheeler REIT	2,492	10,342
Whitestone REIT	11,411	139,671
Xenia Hotels & Resorts Incorporated	31,306	787,972
		29,283,474

Real Estate Management & Development : 0.54%
Altisource Portfolio Solutions SA †	3,205	94,163
Consolidated-Tomoka Land Company	1,159	69,621
Forestar Group Incorproated †	2,981	69,755
FRP Holdings Incorporated †	2,099	119,223
Griffin Industrial Realty Incorporated	1,041	43,035
HFF Incorporated Class A	10,745	362,321
Kennedy Wilson Holdings Incorporated	27,358	558,103
Marcus & Millichap Incorporated †	4,854	181,831
Maui Land & Pineapple Company Incorporated †	1,984	24,006
Rafael Holdings Incorporated Class B †	2,627	24,168
RE/MAX Holdings Incorporated Class A	5,273	274,723
Redfin Corporation †	3,124	69,040
Stratus Properties Incorporated †	1,780	55,714
The RMR Group Incorporated Class A	2,059	155,660
The St. Joe Company †	13,175	234,515
		2,335,878

26

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Telecommunication Services : 0.91%
Diversified Telecommunication Services : 0.70%
Alaska Communications Systems Group †	15,514	$25,753
ATN International Incorporated	3,246	174,732
Cincinnati Bell Incorporated †	13,011	160,035
Cogent Communications Group Incorporated	12,533	641,690
Consolidated Communications Holdings Incorporated	21,158	237,181
Frontier Communications Corporation	19,099	141,906
Hawaiian Telcom Holdco Incorporated †	1,808	47,532
IDT Corporation Class B	5,208	25,519
Intelsat SA †	11,538	205,953
Iradium Communications Incorporated †	24,647	374,634
Ooma Incorporated †	5,175	61,324
ORBCOMM Incorporated †	20,515	198,175
Vonage Holdings Corporation †	61,073	699,286
Windstream Holdings Incorporated	10,067	55,469
		3,049,189

Wireless Telecommunication Services : 0.21%
Boingo Wireless Incorporated †	11,564	248,742
Shenandoah Telecommunications Company	13,947	444,909
Spok Holdings Incorporated	6,241	96,111
United States Cellular Corporation †	3,828	137,502
		927,264

Utilities : 1.78%
Electric Utilities : 0.63%
Avangrid Incorporated	16,093	854,377
El Paso Electric Company	11,776	690,074
Genie Energy Limited Class B	4,438	24,764
MGE Energy Incorporated	10,322	615,707
Otter Tail Corporation	11,367	525,155
Spark Energy Incorporated Class A	3,548	35,480
		2,745,557

Gas Utilities : 0.39%
Chesapeake Utilities Corporation	4,645	370,903
Northwest Natural Gas Company	8,276	494,905
RGC Resources Incorporated	1,920	50,784
South Jersey Industries Incorporated	23,467	777,227
		1,693,819

Independent Power & Renewable Electricity Producers : 0.23%
8point3 Energy Partners LP	8,136	99,910
NRG Yield Incorporated Class C	19,180	335,650
Ormat Technologies Incorporated	10,643	551,520
		987,080

Multi-Utilities : 0.04%
Unitil Corporation	4,131	199,403

Water Utilities : 0.49%
American States Water Company	10,590	595,960
Aquaventure Holdings Limited †	3,247	47,309
Artesian Resources Corporation Class A	2,437	95,043
California Water Service Group	13,920	560,280
Connecticut Water Service Incorporated	3,345	215,819
Middlesex Water Company	4,716	209,579
SJW Corporation	4,895	309,021

27

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name			Shares	Value
Water Utilities (continued)
York Water Company			3,975	$130,181
				2,163,192

Total Common Stocks (Cost $368,239,683)				424,252,807

		Yield
Short-Term Investments : 2.42%
Investment Companies : 2.42%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67%	10,596,096	10,596,096

Total Short-Term Investments (Cost $10,596,096)				10,596,096

Total investments in securities (Cost $378,835,779)	99.49%			434,848,903
Other assets and liabilities, net	0.51			2,233,358

Total net assets	100.00%			$437,082,261

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

28

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	155	6-15-2018	$12,414,562	$12,665,050	$250,488	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,195,316	46,189,259	49,788,479	10,596,096	$10,596,096	2.42%

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$69,647,653	$0	$0	$69,647,653
Consumer staples	17,500,284	0	0	17,500,284
Energy	17,730,014	0	0	17,730,014
Financials	86,411,437	0	0	86,411,437
Health care	54,332,806	0	0	54,332,806
Industrials	60,797,475	0	0	60,797,475
Information technology	55,844,492	9,483	0	55,853,975
Materials	18,594,307	0	0	18,594,307
Real estate	31,619,352	0	0	31,619,352
Telecommunication services	3,976,453	0	0	3,976,453
Utilities	7,789,051	0	0	7,789,051
Short-term investments
Investment companies	10,596,096	0	0	10,596,096

	434,839,420	9,483	0	434,848,903
Futures contracts	250,488	0	0	250,488

Total assets	$435,089,908	$9,483	$0	$435,099,391

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2018, the Portfolio had segregated $1,880,000 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio had no material transfers between Level 1 and Level 2. The Portfolio did not have any transfers into/out Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 79.39%
Consumer Discretionary : 18.26%
Auto Components : 0.75%
American Axle & Manufacturing Incorporated	6.50%	4-1-2027	$300,000	$293,070
Goodyear Tire & Rubber Company	5.13	11-15-2023	600,000	598,800
				891,870

Automobiles : 0.15%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	173,500

Distributors : 0.16%
Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	195,000

Diversified Consumer Services : 0.88%
APX Group Incorporated	7.63	9-1-2023	200,000	175,500
APX Group Incorporated	7.88	12-1-2022	200,000	197,500
Cengage Learning Incorporated 144A	9.50	6-15-2024	200,000	165,000
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	211,500
Service Corporation International	5.38	5-15-2024	300,000	302,625
				1,052,125

Hotels, Restaurants & Leisure : 4.08%
24 Hour Fitness Worldwide Incorporated 144A	8.00	6-1-2022	200,000	201,000
Boyd Gaming Corporation	6.88	5-15-2023	200,000	210,000
Caesars Resort Collection LLC 144A	5.25	10-15-2025	400,000	383,000
Carlson Travel Incorporated 144A	6.75	12-15-2023	300,000	292,125
ClubCorp Holdings Incorporated 144A	8.50	9-15-2025	200,000	192,000
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	321,000
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	199,000
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	303,375
Golden Nugget Incorporated 144A	8.75	10-1-2025	200,000	208,500
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	287,250
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	206,000
KFC Holding Company 144A	5.00	6-1-2024	300,000	297,750
KFC Holding Company 144A	5.25	6-1-2026	200,000	195,500
MGM Resorts International Company	4.63	9-1-2026	600,000	555,000
Scientific Games International Incorporated	10.00	12-1-2022	400,000	429,004
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	193,000
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	392,000
				4,865,504

Household Durables : 1.43%
Lennar Corporation	4.88	12-15-2023	200,000	199,500
Lennar Corporation 144A	5.00	6-15-2027	200,000	190,500
Lennar Corporation 144A	8.38	1-15-2021	200,000	220,000
Pulte Group Incorporated	4.25	3-1-2021	200,000	200,500
Pulte Group Incorporated	5.00	1-15-2027	200,000	190,750
Pulte Group Incorporated	6.38	5-15-2033	200,000	204,000
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	311,070
William Lyon Homes Incorporated	5.88	1-31-2025	200,000	190,190
				1,706,510

Household Products : 0.17%
Avon International Operations Incorporated 144A	7.88	8-15-2022	200,000	199,464

Internet & Direct Marketing Retail : 0.56%
Netflix Incorporated 144A	4.88	4-15-2028	700,000	665,070

Leisure Products : 0.13%
Mattel Incorporated	5.45	11-1-2041	200,000	160,460

1

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media : 7.43%
Altice US Finance I Corporation 144A	5.38%	7-15-2023	$400,000	$394,000
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	200,000	195,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	292,125
AMC Networks Incorporated	4.75	8-1-2025	300,000	282,000
CCO Holdings LLC 144A	5.50	5-1-2026	200,000	193,060
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	491,563
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	200,000	199,024
Cequel Communications Holdings I LLC 144A	7.50	4-1-2028	300,000	300,375
Cinemark USA Incorporated	4.88	6-1-2023	300,000	289,860
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	408,500
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	400,000	398,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	191,500
DISH DBS Corporation	5.00	3-15-2023	300,000	259,125
DISH DBS Corporation	5.88	11-15-2024	400,000	332,200
DISH DBS Corporation	7.88	9-1-2019	200,000	207,200
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	283,500
Lamar Media Corporation	5.00	5-1-2023	200,000	202,750
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	200,000	187,000
Meredith Corporation 144A	6.88	2-1-2026	300,000	303,000
Neptune Finco Corporation 144A	10.88	10-15-2025	400,000	463,500
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	396,788
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	301,500
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	204,500
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	199,190
Sirius XM Radio Incorporated 144A	5.38	4-15-2025	300,000	296,625
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	193,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	205,000
TEGNA Incorporated	6.38	10-15-2023	300,000	310,500
Tribune Media Company	5.88	7-15-2022	300,000	303,375
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	379,000
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	196,020
				8,860,280

Multiline Retail : 0.36%
Neiman Marcus Group Limited 144A	8.00	10-15-2021	400,000	286,000
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	209,500	148,745
				434,745

Specialty Retail : 2.00%
Gap Incorporated	5.95	4-12-2021	200,000	210,000
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	100,250
JCPenney Corporation Incorporated	6.38	10-15-2036	400,000	224,000
L Brands Incorporated	6.75	7-1-2036	200,000	180,000
L Brands Incorporated	6.88	11-1-2035	200,000	181,750
L Brands Incorporated	7.00	5-1-2020	300,000	317,250
New Albertsons Incorporated	7.45	8-1-2029	200,000	160,000
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	306,750
PetSmart Incorporated 144A	5.88	6-1-2025	200,000	138,000
PetSmart Incorporated 144A	7.13	3-15-2023	400,000	192,320
Sally Holdings LLC	5.63	12-1-2025	200,000	188,000
Staples Incorporated 144A	8.50	9-15-2025	200,000	187,400
				2,385,720

Textiles, Apparel & Luxury Goods : 0.16%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	195,250

Consumer Staples : 3.71%
Beverages : 0.17%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	197,000

Food & Staples Retailing : 1.03%
Albertsons Companies LLC	5.75	3-15-2025	300,000	264,000
Aramark Services Incorporated	4.75	6-1-2026	300,000	290,250

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
Aramark Services Incorporated 144A	5.00%	4-1-2025	$200,000	$200,000
Rite Aid Corporation	6.75	6-15-2021	300,000	305,700
Safeway Incorporated	7.25	2-1-2031	200,000	174,500
				1,234,450

Food Products : 1.29%
B&G Foods Incorporated	4.63	6-1-2021	200,000	197,000
JBS USA Finance Incorporated 144A	5.75	6-15-2025	200,000	186,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	200,000	196,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	198,250
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	200,000	193,000
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	188,000
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	375,000
				1,534,250

Household Products : 0.81%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	300,000	294,000
HRG Group Incorporated	7.75	1-15-2022	200,000	205,440
Kronos Acquisition Holding Company 144A	9.00	8-15-2023	300,000	273,750
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	198,000
				971,190

Personal Products : 0.41%
Edgewell Personal Care Company	4.70	5-24-2022	300,000	293,250
First Quality Finance Company 144A	4.63	5-15-2021	200,000	196,500
				489,750

Energy : 13.46%
Energy Equipment & Services : 1.00%
Bristow Group Incorporated	6.25	10-15-2022	200,000	154,000
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	242,250
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	199,500
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	194,180
SESI LLC	7.13	12-15-2021	200,000	203,750
Unit Corporation	6.63	5-15-2021	200,000	200,500
				1,194,180

Oil, Gas & Consumable Fuels : 12.46%
Antero Resources Corporation	5.13	12-1-2022	200,000	201,000
Antero Resources Corporation	5.63	6-1-2023	200,000	203,000
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	300,000	323,250
California Resources Corporation 144A	8.00	12-15-2022	400,000	353,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	202,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	313,125
Cheniere Energy Incorporated 144A	5.25	10-1-2025	400,000	389,000
Chesapeake Energy Corporation	4.88	4-15-2022	200,000	194,500
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	309,810
Chesapeake Energy Corporation	8.00	6-15-2027	300,000	297,750
Comstock Resources Incorporated	10.00	3-15-2020	200,000	209,500
CONSOL Energy Incorporated	5.88	4-15-2022	300,000	303,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	203,500
CrownRock LP 144A	5.63	10-15-2025	200,000	194,504
DCP Midstream Operating LP	3.88	3-15-2023	200,000	192,500
DCP Midstream Operating LP 144A	4.75	9-30-2021	200,000	202,500
DCP Midstream Operating LP 144A	5.35	3-15-2020	200,000	205,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	184,940
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	212,000
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	193,000
Energy Transfer Equity LP	4.25	3-15-2023	200,000	193,750
Energy Transfer Equity LP	5.88	1-15-2024	200,000	207,500

3

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
EP Energy Corporation 144A	9.38%	5-1-2024	$200,000	$158,000
Genesis Energy LP	6.75	8-1-2022	400,000	406,000
Global Marine Incorporated	7.00	6-1-2028	200,000	201,000
Gulfport Energy Corporation	6.00	10-15-2024	300,000	282,000
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	158,250
Matador Resources Company	6.88	4-15-2023	200,000	209,250
McDermott Technology Americas Incorporated 144A	10.63	5-1-2024	200,000	209,000
Murphy Oil Corporation	5.75	8-15-2025	200,000	199,500
Murphy Oil Corporation	6.88	8-15-2024	200,000	212,000
Nabors Industries Incorporated	5.00	9-15-2020	200,000	202,000
Nabors Industries Incorporated	5.10	9-15-2023	200,000	190,000
Newfield Exploration Company	5.63	7-1-2024	200,000	211,250
Newfield Exploration Company	5.75	1-30-2022	200,000	209,500
NGL Energy Partners LP	6.13	3-1-2025	200,000	192,500
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	192,850
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	296,250
PBF Holding Company LLC	7.00	11-15-2023	200,000	207,250
PDC Energy Incorporated 144A	5.75	5-15-2026	200,000	198,000
Pride International LLC Company	7.88	8-15-2040	200,000	176,500
QEP Resources Incorporated	5.25	5-1-2023	400,000	391,500
Range Resources Corporation	4.88	5-15-2025	400,000	376,000
Range Resources Corporation	5.00	3-15-2023	200,000	194,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	205,440
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	100,000	115,000
Rose Rock Midstream LP	5.63	11-15-2023	200,000	187,750
Rowan Companies Incorporated	4.88	6-1-2022	400,000	374,500
Sable Permian Resources Land LLC 144A	13.00	11-30-2020	200,000	224,000
Sable Permian Resources LLC 144A	7.13	11-1-2020	200,000	136,000
Sanchez Energy Corporation	6.13	1-15-2023	500,000	328,750
SM Energy Company	6.75	9-15-2026	200,000	204,000
Southwestern Energy Company	4.10	3-15-2022	200,000	194,000
Southwestern Energy Company	7.75	10-1-2027	200,000	209,000
Suburban Propane Partners LP	5.50	6-1-2024	200,000	192,640
Sunoco LP 144A	5.50	2-15-2026	300,000	283,875
Tallgrass Energy Partner LP 144A	5.50	1-15-2028	200,000	193,250
Targa Resources Partners LP	4.25	11-15-2023	200,000	190,500
Targa Resources Partners LP	5.13	2-1-2025	200,000	197,500
Targa Resources Partners LP	5.25	5-1-2023	200,000	201,500
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	185,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	204,000
Williams Companies Incorporated	8.75	3-15-2032	200,000	260,000
WPX Energy Incorporated	6.00	1-15-2022	400,000	420,000
				14,867,934

Financials : 6.49%
Banks : 0.34%
CIT Group Incorporated	5.00	8-15-2022	200,000	203,250
CIT Group Incorporated	5.00	8-1-2023	200,000	202,000
				405,250

Capital Markets : 0.73%
BCD Acquisition Incorporated 144A	9.63	9-15-2023	300,000	324,375
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	349,500
MSCI Incorporated 144A	5.25	11-15-2024	200,000	202,000
				875,875

Consumer Finance : 2.36%
Ally Financial Incorporated	4.63	3-30-2025	200,000	197,500
Ally Financial Incorporated	5.13	9-30-2024	300,000	307,500
Ally Financial Incorporated	5.75	11-20-2025	400,000	407,800
Navient Corporation	4.88	6-17-2019	200,000	202,150
Navient Corporation	5.88	3-25-2021	200,000	204,500
Navient Corporation	6.50	6-15-2022	200,000	207,500

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Navient Corporation	6.75%	6-25-2025	$200,000	$203,440
Opal Acquisition Incorporated 144A	10.00	10-1-2024	200,000	176,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	366,000
Springleaf Finance Corporation	8.25	12-15-2020	300,000	327,000
Springleaf Finance Corporation	8.25	10-1-2023	200,000	217,500
				2,816,890

Diversified Financial Services : 2.22%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	184,000
GLP Financing II Incorporated	5.38	4-15-2026	400,000	397,000
Harland Clarke Holdings 144A	9.25	3-1-2021	400,000	399,000
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	190,500
Jefferies Finance LLC 144A	7.25	8-15-2024	200,000	197,000
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	303,375
Prime Services Company 144A	9.25	5-15-2023	243,000	257,507
Starwood Property Trust 144A	4.75	3-15-2025	300,000	288,660
Transocean Incorporated 144A	9.00	7-15-2023	400,000	431,000
				2,648,042

Insurance : 0.67%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	206,500
Genworth Holdings Incorporated	7.63	9-24-2021	400,000	395,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	201,500
				803,000

Thrifts & Mortgage Finance : 0.17%
Ladder Capital Finance LLC 144A	5.25	3-15-2022	200,000	200,000

Health Care : 7.62%
Health Care Equipment & Supplies : 0.91%
Crimson Incorporated 144A	6.63	5-15-2022	500,000	492,500
Hologic Incorporated 144A	4.38	10-15-2025	200,000	191,250
Kinetic Concepts Incorporated 144A	12.50	11-1-2021	200,000	221,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	200,000	186,500
				1,091,750

Health Care Providers & Services : 6.23%
Centene Corporation	4.75	5-15-2022	400,000	404,000
Centene Corporation	6.13	2-15-2024	200,000	210,250
Centene Escrow I Corporation 144A	5.38	6-1-2026	400,000	406,000
Community Health Systems Incorporated	6.25	3-31-2023	400,000	373,000
Community Health Systems Incorporated	6.88	2-1-2022	200,000	107,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	200,000	189,560
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	292,500
Encompass Health Corporation	5.75	11-1-2024	400,000	406,000
Envision Healthcare Corporation	5.63	7-15-2022	300,000	304,875
HCA Incorporated	5.50	6-15-2047	200,000	186,500
HCA Incorporated	6.50	2-15-2020	200,000	209,000
HCA Incorporated	7.50	2-15-2022	500,000	545,000
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	201,080
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	307,791
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	193,000
Lifepoint Health Incorporated	5.50	12-1-2021	200,000	200,750
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	311,250
MPT Operating Partnership LP	5.00	10-15-2027	200,000	188,012
MPT Operating Partnership LP	6.38	3-1-2024	300,000	315,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	310,125
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	209,750
Team Health Holdings Incorporated 144A	6.38	2-1-2025	300,000	259,500
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	672,840
Tenet Healthcare Corporation 144A	7.00	8-1-2025	200,000	198,750
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	209,540

5

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Vizient Incorporated 144A	10.38%	3-1-2024	$200,000	$220,000
				7,431,073

Health Care Technology : 0.17%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	201,000

Pharmaceuticals : 0.31%
Endo Finance LLC 144A	5.38	1-15-2023	500,000	371,250

Industrials : 6.89%
Aerospace & Defense : 1.46%
Alcoa Incorporated	6.15	8-15-2020	200,000	209,020
Alcoa Incorporated	6.75	1-15-2028	500,000	530,833
Orbital ATK Incorporated	5.50	10-1-2023	200,000	208,000
TransDigm Group Incorporated	6.38	6-15-2026	200,000	201,000
TransDigm Group Incorporated	6.50	7-15-2024	200,000	204,000
Triumph Group Incorporated	5.25	6-1-2022	200,000	192,500
Triumph Group Incorporated	7.75	8-15-2025	200,000	201,500
				1,746,853

Air Freight & Logistics : 0.34%
XPO Logistics Incorporated 144A	6.13	9-1-2023	400,000	408,880

Commercial Services & Supplies : 1.37%
ADT Corporation	3.50	7-15-2022	200,000	184,000
ADT Corporation 144A	4.88	7-15-2032	200,000	157,000
ADT Corporation	6.25	10-15-2021	200,000	206,000
APTIM Corporation 144A	7.75	6-15-2025	200,000	152,500
Covanta Holding Corporation	5.88	3-1-2024	200,000	196,500
Pitney Bowes Incorporated	3.63	10-1-2021	600,000	555,000
West Corp Company 144A	8.50	10-15-2025	200,000	185,500
				1,636,500

Construction & Engineering : 0.85%
AECOM	5.88	10-15-2024	300,000	305,250
United Rentals North America Incorporated	5.50	7-15-2025	500,000	506,250
United Rentals North America Incorporated	5.50	5-15-2027	200,000	198,000
				1,009,500

Electrical Equipment : 0.16%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	196,000

Machinery : 0.70%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	320,091
Gates Global LLC 144A	6.00	7-15-2022	95,000	95,950
Navistar International Corporation 144A	6.63	11-1-2025	200,000	206,500
Xerium Technologies Incorporated	9.50	8-15-2021	200,000	208,500
				831,041

Metals & Mining : 0.17%
AK Steel Corporation	7.63	10-1-2021	200,000	204,750

Professional Services : 0.60%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	204,500
CyrusOne LP	5.38	3-15-2027	300,000	302,250
Exela Technologies Incorporated 144A	10.00	7-15-2023	200,000	204,750
				711,500

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Road & Rail : 0.40%
Hertz Corporation	6.25%	10-15-2022	$200,000	$178,500
Hertz Corporation	7.38	1-15-2021	300,000	292,500
				471,000

Trading Companies & Distributors : 0.84%
Aircastle Limited	4.13	5-1-2024	200,000	194,750
Aircastle Limited	7.63	4-15-2020	200,000	213,500
Ashtead Capital Incorporated 144A	4.38	8-15-2027	200,000	185,000
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	314,625
Herc Rentals Incorporated 144A	7.50	6-1-2022	89,000	94,118
				1,001,993

Information Technology : 5.57%
Communications Equipment : 0.55%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	467,500
Riverbed Technology Incorporated 144A	8.88	3-1-2023	200,000	187,500
				655,000

Electronic Equipment, Instruments & Components : 0.17%
Anixter International Incorporated	5.13	10-1-2021	200,000	205,000

Internet Software & Services : 1.52%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	402,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	305,250
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	202,040
Verisign Incorporated	5.25	4-1-2025	300,000	306,375
Zayo Group LLC 144A	5.75	1-15-2027	200,000	193,500
Zayo Group LLC	6.00	4-1-2023	200,000	202,750
Zayo Group LLC	6.38	5-15-2025	200,000	202,750
				1,814,665

IT Services : 0.88%
Alliance Data Systems Company 144A	5.88	11-1-2021	200,000	203,750
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	234,500
First Data Corporation 144A	5.00	1-15-2024	400,000	399,600
First Data Corporation 144A	7.00	12-1-2023	200,000	209,500
				1,047,350

Semiconductors & Semiconductor Equipment : 0.26%
Micron Technology Incorporated	5.50	2-1-2025	300,000	312,105

Software : 0.92%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	500,000	512,550
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	221,940
Symantec Corporation 144A	5.00	4-15-2025	200,000	193,332
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	170,500
				1,098,322

Technology Hardware, Storage & Peripherals : 1.27%
CDW Finance Corporation	5.00	9-1-2023	200,000	202,000
Dell International LLC 144A	5.88	6-15-2021	200,000	205,245
Dell International LLC 144A	7.13	6-15-2024	200,000	214,893
NCR Corporation	5.00	7-15-2022	300,000	295,500
NCR Corporation	6.38	12-15-2023	200,000	205,702
Western Digital Corporation	4.75	2-15-2026	400,000	394,500
				1,517,840

7

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 7.83%
Chemicals : 2.49%
Avantor Incorporated 144A	6.00%	10-1-2024	$300,000	$298,500
Avantor Incorporated 144A	9.00	10-1-2025	200,000	206,500
Calumet Specialty Products Partners LP	7.63	1-15-2022	400,000	395,500
CF Industries Incorporated	3.45	6-1-2023	200,000	188,875
CF Industries Incorporated	4.95	6-1-2043	200,000	166,000
Chemours Company	6.63	5-15-2023	200,000	210,056
Chemours Company	7.00	5-15-2025	200,000	214,500
CVR Partners LP 144A	9.25	6-15-2023	200,000	205,500
Hexion Incorporated	6.63	4-15-2020	400,000	377,500
Huntsman International LLC	4.88	11-15-2020	200,000	204,250
Platform Specialty Products 144A	6.50	2-1-2022	300,000	307,500
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	197,100
				2,971,781

Construction Materials : 0.56%
Standard Industries Incorporated 144A	5.00	2-15-2027	500,000	469,688
Summit Materials LLC	6.13	7-15-2023	200,000	202,000
				671,688

Containers & Packaging : 2.60%
Ball Corporation	4.00	11-15-2023	200,000	196,000
Ball Corporation	5.25	7-1-2025	200,000	203,750
Berry Plastics Corporation	6.00	10-15-2022	300,000	309,000
BWAY Holding Company 144A	5.50	4-15-2024	300,000	296,250
BWAY Holding Company 144A	7.25	4-15-2025	300,000	294,570
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	194,770
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	193,000
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	200,000	196,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	203,250
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	196,500
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	400,000	410,480
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	204,000
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	206,500
				3,104,570

Metals & Mining : 2.01%
Aleris International Incorporated	7.88	11-1-2020	200,000	202,000
Big River Steel LLC 144A	7.25	9-1-2025	200,000	208,250
Cleveland-Cliffs Incorporated	5.75	3-1-2025	400,000	381,750
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	400,000	368,000
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	321,750
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	220,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	303,780
Steel Dynamics Incorporated	4.13	9-15-2025	200,000	189,000
United States Steel Corporation	6.88	8-15-2025	200,000	204,540
				2,399,570

Paper & Forest Products : 0.17%
Resolute Forest Products Company	5.88	5-15-2023	200,000	201,000

Real Estate : 2.35%
Equity REITs : 2.01%
CBL & Associates LP	5.95	12-15-2026	300,000	244,780
Equinix Incorporated	5.38	4-1-2023	300,000	306,750
Equinix Incorporated	5.88	1-15-2026	200,000	203,750
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	192,120
Iron Mountain Incorporated	5.75	8-15-2024	600,000	591,720
Istar Incorporated	5.25	9-15-2022	200,000	194,500
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	276,000
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	195,375

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Uniti Group Incorporated	8.25%	10-15-2023	$200,000	$194,940
				2,399,935

Real Estate Management & Development : 0.60%
Icahn Enterprises Company	6.25	2-1-2022	300,000	308,250
Icahn Enterprises Company	6.75	2-1-2024	400,000	409,000
				717,250

Telecommunication Services : 3.89%
Diversified Telecommunication Services : 2.26%
CenturyLink Incorporated	5.63	4-1-2025	300,000	280,143
CenturyLink Incorporated	6.45	6-15-2021	200,000	204,760
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	179,000
Embarq Corporation	8.00	6-1-2036	200,000	190,000
Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	193,750
Frontier Communications Corporation	8.75	4-15-2022	300,000	252,000
Hughes Satellite Systems Company	7.63	6-15-2021	600,000	639,750
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	195,000
Level 3 Financing Incorporated	5.38	5-1-2025	200,000	193,500
Qwest Capital Funding	6.88	7-15-2028	200,000	183,000
Windstream Services Finance Company 144A	6.38	8-1-2023	324,000	183,060
				2,693,963

Wireless Telecommunication Services : 1.63%
SBA Communications Corporation	4.88	7-15-2022	200,000	197,500
Sprint Capital Corporation	8.75	3-15-2032	200,000	215,250
Sprint Communications Incorporated	7.00	8-15-2020	200,000	207,030
Sprint Corporation	7.13	6-15-2024	200,000	201,500
Sprint Corporation	7.25	9-15-2021	500,000	517,500
T-Mobile USA Incorporated	5.13	4-15-2025	200,000	199,960
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	196,250
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	209,000
				1,943,990

Utilities : 3.06%
Electric Utilities : 0.58%
Foresight Energy Finance Corporation 144A	11.50	4-1-2023	200,000	172,000
NextEra Energy Incorporated 144A	4.25	9-15-2024	200,000	192,000
Talen Energy Supply LLC	4.60	12-15-2021	200,000	176,500
Talen Energy Supply LLC	6.50	6-1-2025	200,000	155,000
				695,500

Gas Utilities : 0.62%
AmeriGas Partners LP	5.50	5-20-2025	300,000	291,195
Ferrellgas LP	6.75	6-15-2023	500,000	442,500
				733,695

Independent Power & Renewable Electricity Producers : 1.86%
Calpine Corporation 144A	5.25	6-1-2026	200,000	189,000
Calpine Corporation	5.38	1-15-2023	500,000	476,250
Calpine Corporation	5.75	1-15-2025	200,000	182,000
Dynergy Incorporated	5.88	6-1-2023	200,000	205,000
Dynergy Incorporated 144A	8.13	1-30-2026	300,000	328,434
NRG Energy Incorporated	6.25	5-1-2024	200,000	206,500
NWG Energy Incorporated	7.25	5-15-2026	400,000	429,000
The AES Corporation	5.50	4-15-2025	200,000	202,000
				2,218,184

9

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Total Corporate Bonds and Notes (Cost $98,369,322)				$94,737,807

Yankee Corporate Bonds and Notes : 15.91%
Consumer Discretionary : 3.18%
Auto Components : 0.24%
IHO Verwaltungs GmbH 144A	4.50%	9-15-2023	$300,000	289,125

Automobiles : 0.55%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	302,250
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	400,000	354,000
				656,250

Hotels, Restaurants & Leisure : 0.42%
International Game Technology plc 144A	6.50	2-15-2025	200,000	205,000
Wynn Macau Limited 144A	5.50	10-1-2027	300,000	290,625
				495,625

Household Durables : 0.25%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	303,030

Media : 1.72%
Altice Financing SA 144A	6.63	2-15-2023	100,000	98,580
Altice Finco SA 144A	8.13	1-15-2024	400,000	407,000
Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	288,000
Altice SA 144A	7.63	2-15-2025	200,000	177,002
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	309,450
UPC Holding BV 144A	5.50	1-15-2028	200,000	183,000
Videotron Limited	5.00	7-15-2022	400,000	406,000
Virgin Media Secured Finance plc 144A	5.25	1-15-2026	200,000	187,500
				2,056,532

Consumer Staples : 0.09%
Food & Staples Retailing : 0.09%
Tesco Place 144A	6.15	11-15-2037	100,000	107,841

Energy : 2.37%
Energy Equipment & Services : 0.74%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	211,540
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	107,750
Noble Holding International Limited	8.95	4-1-2045	200,000	176,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	188,000
Precision Drilling Corporation 144A	7.13	1-15-2026	200,000	204,000
				887,290

Oil, Gas & Consumable Fuels : 1.63%
Baytex Energy Corporation 144A	5.13	6-1-2021	200,000	190,000
KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	199,500
KCA Deutag UK Finance plc 144A	9.88	4-1-2022	300,000	307,500
MEG Energy Corporation 144A	6.38	1-30-2023	200,000	180,500
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	300,657
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	414,000
Weatherford International Limited	7.00	3-15-2038	200,000	158,000
Weatherford International Limited	8.25	6-15-2023	200,000	194,000
				1,944,157

10

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 2.93%
Banks : 1.16%
Barclays plc Subordinated	4.84%	5-9-2028	$300,000	$283,434
Credit Agricole SA (3 Month LIBOR +6.98%) 144A±	8.38	10-29-2049	200,000	208,500
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	364,305
Royal Bank of Scotland Group plc	6.00	12-19-2023	500,000	530,613
				1,386,852

Capital Markets : 0.45%
Deutsche Bank AG (5 Year USD Swap +2.25%) ±	4.30	5-24-2028	200,000	180,438
Deutsche Bank AG	4.50	4-1-2025	400,000	358,454
				538,892

Diversified Financial Services : 1.32%
GW Honos Security Corporation 144A	8.75	5-15-2025	200,000	203,500
Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	174,875
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	211,500
New Red Finance Incorporated 144A	4.63	1-15-2022	400,000	399,480
New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	189,500
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	190,500
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	197,250
				1,566,605

Health Care : 1.27%
Pharmaceuticals : 1.27%
Mallinckrodt International Finance SA	4.75	4-15-2023	300,000	241,500
Mallinckrodt International Finance SA 144A	4.88	4-15-2020	300,000	288,750
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	600,000	594,600
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	200,000	190,000
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	203,750
				1,518,600

Industrials : 0.99%
Aerospace & Defense : 0.42%
Bombardier Incorporated 144A	6.00	10-15-2022	500,000	496,150

Electrical Equipment : 0.26%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	311,625

Professional Services : 0.16%
GFL Environmental Incorporated 144A	5.38	3-1-2023	200,000	187,380

Transportation Infrastructure : 0.15%
Stena International SA 144A	5.75	3-1-2024	200,000	183,500

Information Technology : 0.69%
Communications Equipment : 0.18%
Nokia Corporation	6.63	5-15-2039	200,000	209,472

Semiconductors & Semiconductor Equipment : 0.34%
NXP BV 144A	4.63	6-15-2022	400,000	408,500

Software : 0.17%
Open Text Corporation 144A	5.63	1-15-2023	200,000	204,500

Materials : 2.09%
Containers & Packaging : 0.44%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	500,000	521,875

11

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining : 1.65%
ArcelorMittal SA		6.13%	6-1-2025	$200,000	$214,500
ArcelorMittal SA		7.00	3-1-2041	200,000	226,062
Constellium NV Company 144A		5.75	5-15-2024	250,000	241,250
FMG Resources Proprietary Limited 144A		4.75	5-15-2022	200,000	196,250
Hudbay Minerals Incorporated 144A		7.63	1-15-2025	200,000	210,000
New Gold Incorporated 144A		6.25	11-15-2022	200,000	204,250
Teck Resources Limited		3.75	2-1-2023	200,000	193,250
Teck Resources Limited		4.75	1-15-2022	300,000	303,093
Teck Resources Limited		5.40	2-1-2043	200,000	184,500
					1,973,155

Telecommunication Services : 2.30%
Diversified Telecommunication Services : 1.65%
SFR Group SA 144A		7.38	5-1-2026	500,000	487,500
Telecom Italia Capital SpA		6.38	11-15-2033	200,000	204,000
Telecom Italia Capital SpA		7.18	6-18-2019	100,000	103,550
Telecom Italia Capital SpA		7.72	6-4-2038	300,000	332,250
Telecom Italia SpA 144A		5.30	5-30-2024	200,000	199,000
Virgin Media Finance plc 144A		6.00	10-15-2024	200,000	194,130
Wind Tre SpA 144A		5.00	1-20-2026	200,000	160,100
Ziggo Bond Finance BV 144A		5.88	1-15-2025	300,000	283,500
					1,964,030

Wireless Telecommunication Services : 0.65%
C&W Senior Financing Designated Activity 144A		6.88	9-15-2027	200,000	194,500
Inmarsat Finance plc 144A		4.88	5-15-2022	200,000	190,500
Intelsat Jackson Holdings SA		7.25	10-15-2020	400,000	392,000
					777,000

Total Yankee Corporate Bonds and Notes (Cost $19,787,924)					18,987,986

		Yield		Shares
Short-Term Investments : 3.08%
Investment Companies : 3.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		3,672,965	3,672,965

Total Short-Term Investments (Cost $3,672,965)					3,672,965

Total investments in securities (Cost $121,830,211)	98.38%				117,398,758
Other assets and liabilities, net	1.62				1,939,157

Total net assets	100.00%				$119,337,915

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,484,192	8,927,455	6,738,682	3,672,965	3,672,965	3.08%

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$94,737,807	$0	$94,737,807
Yankee corporate bonds and notes	0	18,987,986	0	18,987,986
Short-term investments
Investment companies	3,672,965	0	0	3,672,965

Total assets	$3,672,965	$113,725,793	$0	$117,398,758

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @: 98.21%
Australian Government Bond Series 139 (AUD)		3.25%	4-21-2025	470,000	$371,585
Belgium Government Bond Series 61 144A (EUR)		4.25	9-28-2021	290,000	391,785
Bonos y Obligaciones del Estado 144A (EUR)		4.65	7-30-2025	250,000	364,628
Bundesobligation Series 173 (EUR)		0.01	4-9-2021	100,000	118,968
Canada (CAD)		0.75	3-1-2021	270,000	201,301
Canada (CAD)		0.75	9-1-2021	250,000	184,992
Czech Republic (CZK)		0.01	7-17-2019	2,680,000	120,535
France Government Bond (EUR)		3.75	4-25-2021	570,000	747,394
Irish Treasury Bond Series 2019 (EUR)		4.40	6-18-2019	210,000	257,709
Italy Buoni Poliennali del Tesoro (EUR)		1.45	11-15-2024	120,000	131,964
Italy Buoni Poliennali del Tesoro (EUR)		3.75	8-1-2021	490,000	609,079
Japan (JPY)		0.10	6-15-2019	9,100,000	83,859
Japan (JPY)		1.40	12-20-2045	48,850,000	529,844
Japan (JPY)		1.50	3-20-2034	11,300,000	122,800
Japan Government 20 Year Bond Series 154 (JPY)		1.20	9-20-2035	49,450,000	516,069
Japan Government 30 Year Bond Series 22 (JPY)		2.50	3-20-2036	23,950,000	298,892
Japan Government 30 Year Bond Series 45 (JPY)		1.50	12-20-2044	42,750,000	472,779
Korea (KRW)		2.00	3-10-2021	442,380,000	408,048
Malaysia (MYR)		4.50	4-15-2030	1,250,000	307,394
Mexico (MXN)		7.75	5-29-2031	7,520,000	373,601
Netherlands Government Bond 144A (EUR)		4.00	7-15-2019	290,000	356,688
New Zealand (NZD)		2.75	4-15-2025	140,000	99,197
Norway 144A (NOK)		3.75	5-25-2021	550,000	72,456
Poland (PLN)		3.25	7-25-2025	1,020,000	280,600
Republic of Austria 144A (EUR)		1.95	6-18-2019	320,000	383,557
Russia Government Bond (RUB)		7.75	9-16-2026	10,690,000	176,709
Singapore (SGD)		2.38	6-1-2025	240,000	178,272
Sweden Government Bond Series 1058 (SEK)		2.50	5-12-2025	3,030,000	400,156
Switzerland (CHF)		2.00	4-28-2021	100,000	109,720
Thailand (THB)		3.85	12-12-2025	5,480,000	186,916
United Kingdom Gilt (GBP)		3.75	9-7-2019	560,000	774,989
Total Foreign Government Bonds (Cost $9,947,158)					9,632,486

		Yield		Shares
Short-Term Investments : 0.33%
Investment Companies : 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		31,959	31,959

Total Short-Term Investments (Cost $31,959)					31,959

Total investments in securities (Cost $9,979,117)	98.54%				9,664,445
Other assets and liabilities, net	1.46				143,654

Total net assets	100.00%				$9,808,099

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo International Government Bond Portfolio

EUR	Euro
GBP	Great British pound
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht

2

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
178,386 USD	230,000 AUD	State Street Bank	6/6/2018	$4,447	$0
408,189 USD	295,000 GBP	State Street Bank	6/6/2018	15,999	0
59,804 USD	1,145,000 MXN	State Street Bank	6/6/2018	2,416	0
89,520 USD	118,000 SGD	State Street Bank	6/6/2018	1,383	0
59,218 USD	202,000 PLN	State Street Bank	6/6/2018	4,546	0
166,043 USD	213,000 CAD	State Street Bank	6/6/2018	1,752	0
41,196 USD	250,000 DKK	State Street Bank	6/6/2018	1,924	0
25,775 USD	535,000 CZK	State Street Bank	6/6/2018	1,553	0
17,087 USD	135,000 NOK	State Street Bank	6/6/2018	588	0
410,943 USD	335,000 EUR	State Street Bank	6/6/2018	19,260	0
59,992 USD	1150,000 MXN	State Street Bank	6/6/2018	2,353	0
38,375,000 JPY	365,274 USD	State Street Bank	6/6/2018	0	(12,474)
1,625,000 DKK	269,828 USD	State Street Bank	6/6/2018	0	(14,557)
775,000 EUR	957,931 USD	State Street Bank	6/6/2018	0	(51,800)
33,000 AUD	254,86 USD	State Street Bank	6/6/2018	0	(530)
43,750,000 JPY	412,369 USD	State Street Bank	6/6/2018	0	(10,155)
207,187 USD	1,700,000 SEK	State Street Bank	6/7/2018	14,384	0
24,262 USD	200,000 SEK	State Street Bank	6/7/2018	1,579	0
95,633 USD	3,000,000 THB	State Street Bank	6/12/2018	1,835	0
212,956 USD	835,000 MYR	State Street Bank	6/12/2018	3,212	0
311,875,000 KRW	288,706 USD	State Street Bank	6/12/2018	680	0
198,247 USD	1,1425,000 RUB	State Street Bank	6/13/2018	15,447	0

				$93,358	$(89,516)

¤¤ Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	41,773	69,753	79,567	31,959	$31,959	0.33%

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments –May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Portfolio is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$9,632,486	$0	$9,632,486
Short-term investments
Investment companies	31,959	0	0	31,959

	31,959	9,632,486	0	9,664,445
Forward foreign currency contracts	0	93,358	0	93,358

Total assets	$31,959	$9,725,844	$0	$9,757,803

Liabilities
Forward foreign currency contracts	$0	$89,516	$0	$89,516

Total liabilities	$0	$89,516	$0	$89,516

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018 the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.02%
Consumer Discretionary : 8.14%
Auto Components : 0.07%
Lear Corporation	5.25%	1-15-2025	$297,000	$311,078

Automobiles : 0.66%
American Honda Finance Corporation	1.65	7-12-2021	500,000	479,982
American Honda Finance Corporation	2.90	2-16-2024	200,000	195,143
Ford Motor Company	7.45	7-16-2031	500,000	590,361
General Motors Company	6.25	10-2-2043	175,000	186,871
General Motors Company	6.60	4-1-2036	350,000	389,245
Toyota Motor Credit Corporation	1.95	4-17-2020	300,000	295,447
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	294,685
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	301,348
				2,733,082

Diversified Consumer Services : 0.06%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	243,138

Hotels, Restaurants & Leisure : 0.69%
Marriott International Incorporated	3.38	10-15-2020	117,000	117,495
Marriott International Incorporated	3.75	3-15-2025	500,000	492,205
McDonald’s Corporation	2.63	1-15-2022	250,000	246,701
McDonald’s Corporation	3.25	6-10-2024	350,000	346,263
McDonald’s Corporation	3.38	5-26-2025	245,000	240,720
McDonald’s Corporation	3.50	7-15-2020	140,000	142,004
McDonald’s Corporation	3.63	5-20-2021	70,000	71,213
McDonald’s Corporation	3.70	2-15-2042	350,000	313,552
McDonald’s Corporation	4.60	5-26-2045	175,000	179,806
McDonald’s Corporation	6.30	10-15-2037	210,000	261,606
Starbucks Corporation	4.30	6-15-2045	105,000	108,448
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	347,090
				2,867,103

Household Durables : 0.48%
D.R. Horton Incorporated	4.00	2-15-2020	231,000	234,366
Newell Brands Incorporated	4.20	4-1-2026	525,000	515,226
Newell Brands Incorporated	5.38	4-1-2036	200,000	203,042
Newell Brands Incorporated	5.50	4-1-2046	225,000	227,242
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	139,420
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	359,562
Whirlpool Corporation	4.00	3-1-2024	87,000	88,457
Whirlpool Corporation	4.70	6-1-2022	140,000	146,012
Whirlpool Corporation	4.85	6-15-2021	70,000	72,942
				1,986,269

Internet & Direct Marketing Retail : 0.48%
Amazon.com Incorporated	2.50	11-29-2022	620,000	604,335
Amazon.com Incorporated	2.60	12-5-2019	280,000	280,100
Amazon.com Incorporated 144A	4.05	8-22-2047	200,000	199,161
Amazon.com Incorporated	4.95	12-5-2044	300,000	339,624
Expedia Incorporated	4.50	8-15-2024	70,000	70,369
QVC Incorporated	4.38	3-15-2023	210,000	208,978
QVC Incorporated	5.13	7-2-2022	140,000	144,654
QVC Incorporated	5.45	8-15-2034	175,000	165,940
				2,013,161

Leisure Products : 0.12%
Hasbro Incorporated	6.35	3-15-2040	108,000	119,629

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Leisure Products (continued)
Unilever Capital Corporation	3.10%	7-30-2025	$390,000	$379,140
				498,769

Media : 3.62%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	257,163
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	361,665
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	365,886
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	413,336
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	248,827
CBS Corporation	3.70	8-15-2024	350,000	342,624
CBS Corporation	4.85	7-1-2042	140,000	134,041
CBS Corporation	4.90	8-15-2044	350,000	334,080
CBS Corporation	7.88	7-30-2030	420,000	524,940
Charter Communications Operating LLC	4.46	7-23-2022	900,000	918,050
Charter Communications Operating LLC	4.91	7-23-2025	400,000	406,745
Comcast Corporation	2.35	1-15-2027	210,000	184,362
Comcast Corporation	3.13	7-15-2022	350,000	345,351
Comcast Corporation	4.40	8-15-2035	210,000	204,726
Comcast Corporation	4.65	7-15-2042	384,000	378,055
Comcast Corporation	4.75	3-1-2044	262,000	260,282
Comcast Corporation	5.15	3-1-2020	350,000	362,811
Discovery Communications LLC	3.30	5-15-2022	175,000	172,146
Discovery Communications LLC	3.95	3-20-2028	1,000,000	943,953
Discovery Communications LLC	4.38	6-15-2021	210,000	215,549
Discovery Communications LLC	4.95	5-15-2042	175,000	164,040
Discovery Communications LLC	5.63	8-15-2019	108,000	111,338
Discovery Communications LLC	6.35	6-1-2040	175,000	194,104
Omnicom Group Incorporated	3.63	5-1-2022	175,000	174,832
Omnicom Group Incorporated	6.25	7-15-2019	455,000	471,184
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	213,615
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	184,761
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	180,996
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	201,243
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	325,498
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	446,826
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	255,305
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	206,107
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	266,341
Time Warner Incorporated	3.40	6-15-2022	70,000	69,662
Time Warner Incorporated	4.05	12-15-2023	400,000	405,781
Time Warner Incorporated	4.75	3-29-2021	350,000	363,539
Time Warner Incorporated	4.90	6-15-2042	36,000	35,170
Viacom Incorporated	4.25	9-1-2023	180,000	179,707
Viacom Incorporated	4.38	3-15-2043	386,000	330,284
Viacom Incorporated	4.50	3-1-2021	350,000	359,640
Viacom Incorporated	5.50	5-15-2033	140,000	144,444
Viacom Incorporated	5.63	9-15-2019	105,000	108,335
Viacom Incorporated	5.85	9-1-2043	87,000	88,721
Viacom Incorporated	6.88	4-30-2036	238,000	265,748
Walt Disney Company	2.55	2-15-2022	175,000	171,981
Walt Disney Company	2.75	8-16-2021	350,000	347,846
Walt Disney Company	2.95	6-15-2027	700,000	666,069
Walt Disney Company	3.00	2-13-2026	350,000	339,572
Walt Disney Company	4.13	12-1-2041	175,000	176,968
Walt Disney Company	4.13	6-1-2044	245,000	243,767
				15,068,016

Multiline Retail : 0.55%
Dollar General Corporation	3.25	4-15-2023	245,000	241,338
Kohl’s Corporation	3.25	2-1-2023	105,000	102,213
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	139,724
Nordstrom Incorporated	4.00	10-15-2021	175,000	176,538
Nordstrom Incorporated	4.75	5-1-2020	94,000	96,362
Nordstrom Incorporated	5.00	1-15-2044	70,000	62,924
Target Corporation	2.50	4-15-2026	1,200,000	1,105,818
Target Corporation	2.90	1-15-2022	175,000	174,917

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)
Target Corporation	3.63%	4-15-2046	$210,000	$188,017
				2,287,851

Specialty Retail : 1.30%
AutoZone Incorporated	2.88	1-15-2023	175,000	169,201
AutoZone Incorporated	3.13	7-15-2023	105,000	102,614
AutoZone Incorporated	4.00	11-15-2020	140,000	142,696
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	138,688
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	184,791
Home Depot Incorporated	2.70	4-1-2023	262,000	257,612
Home Depot Incorporated	3.50	9-15-2056	260,000	225,678
Home Depot Incorporated	3.75	2-15-2024	350,000	357,833
Home Depot Incorporated	3.95	9-15-2020	280,000	286,910
Home Depot Incorporated	4.20	4-1-2043	280,000	284,126
Home Depot Incorporated	4.40	4-1-2021	350,000	363,781
Home Depot Incorporated	5.40	9-15-2040	140,000	165,891
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	322,112
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	140,634
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,088
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	180,223
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	174,827
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	406,157
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	370,854
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	106,251
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	108,991
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	32,354
TJX Companies Incorporated	2.75	6-15-2021	350,000	348,314
Unilever Capital Corporation	2.00	7-28-2026	500,000	444,749
				5,422,375

Textiles, Apparel & Luxury Goods : 0.11%
Nike Incorporated	2.25	5-1-2023	70,000	67,086
Nike Incorporated	3.63	5-1-2043	70,000	65,178
Nike Incorporated	3.88	11-1-2045	350,000	338,971
				471,235

Consumer Staples : 7.04%
Beverages : 2.34%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	522,036
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	193,415
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	244,301
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	484,154
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	223,739
Constellation Brands Incorporated	3.50	5-9-2027	1,000,000	952,437
Constellation Brands Incorporated	3.75	5-1-2021	98,000	99,274
Constellation Brands Incorporated	3.88	11-15-2019	77,000	78,014
Constellation Brands Incorporated	4.25	5-1-2023	360,000	369,064
Diageo Investment Corporation	7.45	4-15-2035	105,000	148,612
Maple Escrow Subsidiary Incorporated 144A	3.55	5-25-2021	1,700,000	1,708,755
Molson Coors Brewing Company	2.10	7-15-2021	260,000	250,015
Molson Coors Brewing Company	4.20	7-15-2046	1,100,000	979,261
Molson Coors Brewing Company	5.00	5-1-2042	350,000	350,249
PepsiCo Incorporated	2.75	3-5-2022	259,000	257,035
PepsiCo Incorporated	3.00	8-25-2021	175,000	176,004
PepsiCo Incorporated	3.60	8-13-2042	285,000	267,039
PepsiCo Incorporated	4.00	3-5-2042	175,000	173,451
PepsiCo Incorporated	4.25	10-22-2044	140,000	143,646
PepsiCo Incorporated	4.50	1-15-2020	140,000	144,830
PepsiCo Incorporated	5.50	1-15-2040	210,000	253,117
The Coca-Cola Company	2.50	4-1-2023	245,000	238,478
The Coca-Cola Company	2.55	6-1-2026	500,000	468,840
The Coca-Cola Company	2.88	10-27-2025	700,000	671,870
The Coca-Cola Company	3.20	11-1-2023	280,000	280,896

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
The Coca-Cola Company	3.30%	9-1-2021	$49,000	$49,754
				9,728,286

Food & Staples Retailing : 1.29%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	345,599
Sysco Corporation	3.30	7-15-2026	200,000	190,917
Sysco Corporation	4.45	3-15-2048	200,000	192,980
Sysco Corporation	5.38	9-21-2035	200,000	218,612
The Kroger Company	3.40	4-15-2022	175,000	174,783
The Kroger Company	3.85	8-1-2023	175,000	176,679
The Kroger Company	5.00	4-15-2042	175,000	173,679
The Kroger Company	5.15	8-1-2043	105,000	106,017
The Kroger Company	6.90	4-15-2038	210,000	258,073
The Kroger Company	7.50	4-1-2031	342,000	428,780
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	275,035
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	282,689
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	363,294
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	370,563
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	198,605
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	223,977
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	82,748
Walgreen Company	4.40	9-15-2042	350,000	323,990
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	209,633
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	496,039
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	290,910
				5,383,602

Food Products : 1.52%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	388,907
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	184,347
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	368,741
Campbell Soup Company	2.50	8-2-2022	85,000	80,977
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	111,629
General Mills Incorporated	3.65	2-15-2024	175,000	173,147
General Mills Incorporated	4.20	4-17-2028	1,100,000	1,085,708
General Mills Incorporated	5.40	6-15-2040	241,000	258,169
Hershey Company	4.13	12-1-2020	350,000	361,828
J.M. Smucker Company	3.50	10-15-2021	210,000	211,462
Kellogg Company	4.00	12-15-2020	155,000	158,606
Kellogg Company	4.15	11-15-2019	210,000	213,715
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	397,604
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	454,760
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	266,167
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	179,969
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	84,629
Tyson Foods Incorporated	4.50	6-15-2022	350,000	362,562
Tyson Foods Incorporated	4.88	8-15-2034	175,000	179,950
Unilever Capital Corporation	4.25	2-10-2021	300,000	310,079
Unilever Capital Corporation	5.90	11-15-2032	410,000	505,292
				6,338,248

Household Products : 0.72%
Clorox Company	3.05	9-15-2022	113,000	112,636
Clorox Company	3.50	12-15-2024	140,000	140,097
Colgate-Palmolive Company	2.30	5-3-2022	350,000	341,303
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	101,309
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	202,129
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	189,236
The Procter & Gamble Company	3.10	8-15-2023	1,902,000	1,906,222
				2,992,932

Personal Products : 0.04%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	173,682

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco : 1.13%
Altria Group Incorporated	2.63%	1-14-2020	$280,000	$279,085
Altria Group Incorporated	4.00	1-31-2024	62,000	63,126
Altria Group Incorporated	4.25	8-9-2042	350,000	327,892
Altria Group Incorporated	4.50	5-2-2043	175,000	171,231
Altria Group Incorporated	4.75	5-5-2021	590,000	615,977
Altria Group Incorporated	9.25	8-6-2019	200,000	214,725
Philip Morris International Incorporated	2.50	8-22-2022	175,000	168,982
Philip Morris International Incorporated	2.63	2-18-2022	400,000	390,826
Philip Morris International Incorporated	2.63	3-6-2023	122,000	117,593
Philip Morris International Incorporated	3.25	11-10-2024	210,000	204,823
Philip Morris International Incorporated	4.13	3-4-2043	210,000	197,045
Philip Morris International Incorporated	4.25	11-10-2044	210,000	202,409
Philip Morris International Incorporated	4.38	11-15-2041	350,000	342,433
Philip Morris International Incorporated	4.50	3-20-2042	140,000	138,848
Reynolds American Incorporated	4.00	6-12-2022	280,000	283,021
Reynolds American Incorporated	4.45	6-12-2025	350,000	354,057
Reynolds American Incorporated	5.70	8-15-2035	210,000	229,770
Reynolds American Incorporated	6.15	9-15-2043	87,000	99,496
Reynolds American Incorporated	7.25	6-15-2037	140,000	178,401
Reynolds American Incorporated	8.13	6-23-2019	108,000	113,599
				4,693,339

Energy : 7.74%
Energy Equipment & Services : 0.52%
Halliburton Company	3.25	11-15-2021	140,000	140,689
Halliburton Company	3.50	8-1-2023	350,000	350,390
Halliburton Company	3.80	11-15-2025	350,000	348,883
Halliburton Company	4.50	11-15-2041	175,000	174,266
Halliburton Company	4.75	8-1-2043	175,000	181,867
Halliburton Company	5.00	11-15-2045	420,000	452,980
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	243,158
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	262,340
				2,154,573

Oil, Gas & Consumable Fuels : 7.22%
Anadarko Finance Company	7.50	5-1-2031	227,000	284,810
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	169,916
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	378,621
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	241,578
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	188,442
Apache Corporation	3.25	4-15-2022	253,000	250,302
Apache Corporation	5.10	9-1-2040	402,000	407,671
Apache Corporation	5.25	2-1-2042	70,000	72,219
Apache Corporation	6.00	1-15-2037	350,000	389,822
Baker Hughes LLC/Baker Hughes Co-Obligor Incorporated	4.08	12-15-2047	800,000	733,417
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	67,701
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	108,381
Buckeye Partners LP	4.15	7-1-2023	175,000	173,968
Buckeye Partners LP	4.88	2-1-2021	392,000	400,859
Buckeye Partners LP	5.85	11-15-2043	140,000	140,010
Chevron Corporation	2.10	5-16-2021	260,000	254,428
Chevron Corporation	2.19	11-15-2019	70,000	69,545
Chevron Corporation	2.36	12-5-2022	525,000	508,119
Chevron Corporation	2.42	11-17-2020	350,000	347,073
Chevron Corporation	2.95	5-16-2026	700,000	672,390
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	159,645
ConocoPhillips Company	3.35	5-15-2025	350,000	346,442
ConocoPhillips Company	4.30	11-15-2044	210,000	216,018
ConocoPhillips Company	4.95	3-15-2026	350,000	377,109
ConocoPhillips Company	5.90	10-15-2032	175,000	206,175
ConocoPhillips Company	6.95	4-15-2029	210,000	261,996
Devon Energy Corporation	4.00	7-15-2021	140,000	142,280
Devon Energy Corporation	7.95	4-15-2032	150,000	197,392
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	64,234

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	5.20%	3-15-2020	$266,000	$274,529
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,763
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	241,073
Energy Transfer Partners LP	3.60	2-1-2023	210,000	204,993
Energy Transfer Partners LP	4.75	1-15-2026	280,000	279,670
Energy Transfer Partners LP	4.90	2-1-2024	210,000	215,670
Energy Transfer Partners LP	5.15	2-1-2043	140,000	125,448
Energy Transfer Partners LP	5.95	10-1-2043	140,000	139,258
Energy Transfer Partners LP	6.05	6-1-2041	210,000	211,617
Energy Transfer Partners LP	6.63	10-15-2036	161,000	175,889
Energy Transfer Partners LP	7.50	7-1-2038	70,000	81,440
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	242,460
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	211,899
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	179,005
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	342,137
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	285,360
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	145,055
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	158,588
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	81,050
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	93,931
EOG Resources Incorporated	3.90	4-1-2035	140,000	135,966
EOG Resources Incorporated	4.10	2-1-2021	140,000	143,423
EOG Resources Incorporated	4.40	6-1-2020	210,000	215,530
EOG Resources Incorporated	5.63	6-1-2019	52,000	53,356
EQT Corporation	4.88	11-15-2021	210,000	217,784
EQT Corporation	8.13	6-1-2019	227,000	237,946
Exxon Mobil Corporation	2.71	3-6-2025	350,000	336,600
Exxon Mobil Corporation	3.57	3-6-2045	350,000	326,275
Exxon Mobil Corporation	4.11	3-1-2046	800,000	815,310
Hess Corporation	7.30	8-15-2031	269,000	316,634
Hess Corporation	7.88	10-1-2029	196,000	240,449
Kerr-McGee Corporation	6.95	7-1-2024	140,000	161,121
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	171,886
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	209,955
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	263,292
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	166,452
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	147,940
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	90,591
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	212,848
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	74,613
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	152,019
Marathon Oil Corporation	3.85	6-1-2025	245,000	241,427
Marathon Oil Corporation	5.20	6-1-2045	140,000	149,825
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	345,495
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	342,720
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	25,107
MPLX LP	4.70	4-15-2048	1,200,000	1,150,003
MPLX LP	4.88	6-1-2025	200,000	206,942
MPLX LP	5.20	3-1-2047	220,000	223,934
NextEra Energy Capital	4.50	6-1-2021	140,000	144,718
Noble Energy Incorporated	3.90	11-15-2024	210,000	208,851
Noble Energy Incorporated	4.15	12-15-2021	350,000	356,760
Occidental Petroleum Corporation	3.00	2-15-2027	1,500,000	1,424,167
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	208,659
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	330,451
ONEOK Incorporated	4.00	7-13-2027	900,000	878,353
ONEOK Partners LP	3.38	10-1-2022	350,000	346,349
Phillips 66	4.65	11-15-2034	140,000	146,134
Phillips 66	4.88	11-15-2044	600,000	635,444
Plains All American Pipeline LP	2.60	12-15-2019	140,000	138,868
Plains All American Pipeline LP	3.60	11-1-2024	210,000	200,094
Plains All American Pipeline LP	3.85	10-15-2023	350,000	343,645
Plains All American Pipeline LP	4.90	2-15-2045	175,000	160,629
Plains All American Pipeline LP	5.00	2-1-2021	140,000	144,628
Plains All American Pipeline LP	5.15	6-1-2042	350,000	328,512
Plains All American Pipeline LP	6.65	1-15-2037	140,000	153,950
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	582,500
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	585,065
Spectra Energy Partners LP	4.75	3-15-2024	245,000	252,111

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partner LP	3.45%	1-15-2023	$140,000	$136,280
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	92,883
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	128,697
TC Pipelines LP	4.65	6-15-2021	210,000	214,016
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	206,723
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	279,959
Valero Energy Corporation	6.13	2-1-2020	45,000	47,152
Valero Energy Corporation	7.50	4-15-2032	210,000	270,596
Western Gas Partners LP	4.00	7-1-2022	280,000	278,568
Williams Partners LP	3.35	8-15-2022	175,000	171,785
Williams Partners LP	4.13	11-15-2020	210,000	213,381
Williams Partners LP	4.30	3-4-2024	350,000	352,846
Williams Partners LP	4.50	11-15-2023	280,000	286,869
Williams Partners LP	5.25	3-15-2020	448,000	463,383
Williams Partners LP	6.30	4-15-2040	273,000	310,051
				30,066,918

Financials : 16.09%
Banks : 5.79%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	26,444
Bank of America Corporation	3.25	10-21-2027	525,000	490,584
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	183,338
Bank of America Corporation	4.18	11-25-2027	560,000	548,666
Bank of America Corporation	4.20	8-26-2024	390,000	393,249
Bank of America Corporation	4.25	10-22-2026	280,000	279,692
Bank of America Corporation	5.88	1-5-2021	350,000	373,599
Bank One Corporation	7.63	10-15-2026	168,000	204,890
BB&T Corporation	2.05	5-10-2021	210,000	203,308
BB&T Corporation	2.45	1-15-2020	200,000	198,283
BB&T Corporation	2.85	10-26-2024	1,600,000	1,532,319
BB&T Corporation	3.80	10-30-2026	400,000	400,638
Citigroup Incorporated	2.75	4-25-2022	200,000	194,249
Citigroup Incorporated	3.88	3-26-2025	300,000	291,489
Citigroup Incorporated	4.40	6-10-2025	700,000	700,938
Citigroup Incorporated	4.45	9-29-2027	525,000	519,002
Citigroup Incorporated	4.60	3-9-2026	200,000	201,892
Citigroup Incorporated	4.65	7-30-2045	300,000	302,301
Citigroup Incorporated	4.75	5-18-2046	300,000	291,962
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	200,191
City National Corporation	5.25	9-15-2020	140,000	146,204
Compass Bank	2.75	9-29-2019	250,000	248,622
Discover Bank	3.10	6-4-2020	500,000	498,093
Discover Bank	4.20	8-8-2023	310,000	313,289
Discover Bank	4.25	3-13-2026	250,000	246,087
Fifth Third Bancorp	4.30	1-16-2024	350,000	356,432
Fifth Third Bank	2.25	6-14-2021	200,000	194,881
Fifth Third Bank	2.88	10-1-2021	300,000	296,731
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,381,244
HSBC Bank USA NA	5.00	9-27-2020	350,000	362,476
HSBC Bank USA NA	5.63	8-15-2035	225,000	255,966
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,459
JPMorgan Chase & Company	2.95	10-1-2026	525,000	488,651
JPMorgan Chase & Company	3.20	1-25-2023	700,000	690,151
JPMorgan Chase & Company	4.13	12-15-2026	500,000	497,301
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	231,227
JPMorgan Chase & Company	5.63	8-16-2043	140,000	157,142
Key Bank NA	1.60	8-22-2019	400,000	394,315
Key Bank NA	2.40	6-9-2022	1,300,000	1,256,289
Key Bank NA	3.18	10-15-2027	250,000	247,493
KeyCorp	5.10	3-24-2021	300,000	314,528
National Australia Bank	2.63	1-14-2021	1,100,000	1,085,891
People’s United Financial Incorporated	3.65	12-6-2022	105,000	105,381
PNC Bank NA	2.95	1-30-2023	300,000	291,539
PNC Bank NA	3.30	10-30-2024	500,000	492,394
PNC Bank NA	3.80	7-25-2023	300,000	302,609
PNC Bank NA	4.20	11-1-2025	250,000	255,028

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Funding Corporation	5.13%	2-8-2020	$105,000	$108,890
PNC Funding Corporation	6.70	6-10-2019	350,000	363,874
Regions Financial Corporation	3.20	2-8-2021	700,000	698,429
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	345,752
SunTrust Banks Incorporated	3.30	5-15-2026	2,200,000	2,093,653
UnionBanCal Corporation	3.50	6-18-2022	140,000	139,952
US Bancorp	2.38	7-22-2026	190,000	172,470
US Bancorp	3.00	3-15-2022	350,000	347,975
US Bancorp	3.10	4-27-2026	500,000	471,337
US Bancorp	3.60	9-11-2024	350,000	347,339
US Bancorp	4.13	5-24-2021	350,000	361,053
				24,116,181

Capital Markets : 3.07%
AGL Capital Corporation	4.40	6-1-2043	140,000	139,808
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	359,049
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	217,831
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	47,057
Ares Capital Corporation	3.88	1-15-2020	280,000	281,790
Bank of New York Mellon Corporation	2.30	9-11-2019	270,000	268,491
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	344,820
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	520,808
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	294,423
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	292,545
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	425,476
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	355,572
Charles Schwab Corporation	4.45	7-22-2020	140,000	144,519
CME Group Incorporated	5.30	9-15-2043	210,000	249,614
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	736,255
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	269,547
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	342,244
Goldman Sachs Group Incorporated	4.25	10-21-2025	700,000	693,311
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	348,589
Intercontinental Exchange Incorporated	4.00	10-15-2023	140,000	143,367
Jefferies Group Incorporated	5.13	1-20-2023	175,000	183,332
Jefferies Group Incorporated	6.25	1-15-2036	105,000	107,833
Jefferies Group Incorporated	6.45	6-8-2027	105,000	115,723
Jefferies Group Incorporated	6.88	4-15-2021	105,000	113,829
Legg Mason Incorporated	4.75	3-15-2026	190,000	196,204
Moody’s Corporation	4.50	9-1-2022	175,000	181,879
Moody’s Corporation	4.88	2-15-2024	245,000	258,276
Moody’s Corporation	5.25	7-15-2044	210,000	238,594
Morgan Stanley	4.30	1-27-2045	350,000	335,916
Morgan Stanley	5.50	7-24-2020	350,000	366,907
Morgan Stanley	5.63	9-23-2019	250,000	258,809
Morgan Stanley	6.25	8-9-2026	300,000	341,923
Morgan Stanley	7.25	4-1-2032	329,000	424,053
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	363,700
Northern Trust Corporation	3.45	11-4-2020	350,000	355,038
Northern Trust Corporation	3.95	10-30-2025	175,000	178,914
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	93,356
S&P Global Incorporated	4.00	6-15-2025	227,000	229,004
State Street Corporation	2.65	5-19-2026	400,000	373,836
State Street Corporation	3.70	11-20-2023	1,300,000	1,325,435
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	139,770
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	145,382
				12,802,829

Consumer Finance : 2.86%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	247,603
American Express Company	2.65	12-2-2022	402,000	387,656
American Express Company	4.05	12-3-2042	633,000	619,699
American Express Credit Corporation	2.25	8-15-2019	700,000	696,409
American Express Credit Corporation	2.25	5-5-2021	200,000	195,169
American Express Credit Corporation	2.38	5-26-2020	175,000	172,867
American Honda Finance Corporation	2.00	2-14-2020	360,000	354,951

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
American Honda Finance Corporation	2.25%	8-15-2019	$350,000	$348,042
Capital One Bank USA NA	2.30	6-5-2019	500,000	497,349
Capital One Bank USA NA	2.40	9-5-2019	200,000	198,608
Capital One Bank USA NA	3.38	2-15-2023	500,000	488,029
Capital One Financial Corporation	3.75	7-28-2026	525,000	490,990
Capital One Financial Corporation	3.75	3-9-2027	330,000	314,960
Capital One Financial Corporation	4.75	7-15-2021	315,000	326,992
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	348,382
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	252,566
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	197,332
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	178,553
Daimler Finance North America LLC	8.50	1-18-2031	297,000	421,928
Discover Financial Services	3.85	11-21-2022	385,000	383,637
Discover Financial Services	3.95	11-6-2024	700,000	686,861
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	191,693
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	288,756
Ford Motor Credit Company LLC	5.75	2-1-2021	200,000	210,720
General Motors Financial Company Incorporated	3.15	1-15-2020	350,000	350,213
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	177,769
John Deere Capital Corporation	2.80	1-27-2023	350,000	342,925
John Deere Capital Corporation	3.90	7-12-2021	210,000	215,346
Synchrony Financial	3.00	8-15-2019	525,000	524,862
Synchrony Financial	4.25	8-15-2024	1,200,000	1,183,878
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	247,549
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	360,869
				11,903,163

Diversified Financial Services : 0.50%
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	417,436
Block Financial LLC	5.50	11-1-2022	140,000	146,610
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	231,360
National Rural Utilities Cooperative Finance Corporation	3.25	11-1-2025	300,000	293,328
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	143,077
National Rural Utilities Cooperative Finance Corporation	8.00	3-1-2032	450,000	629,915
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	178,204
TECO Finance Incorporated	5.15	3-15-2020	45,000	46,485
				2,086,415

Insurance : 3.87%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	271,726
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	194,632
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	347,319
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	360,834
Alleghany Corporation	5.63	9-15-2020	70,000	73,517
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	157,570
American International Group Incorporated	3.90	4-1-2026	700,000	682,510
American International Group Incorporated	4.50	7-16-2044	300,000	281,537
American International Group Incorporated	4.75	4-1-2048	600,000	589,893
American International Group Incorporated	4.88	6-1-2022	600,000	629,162
American International Group Incorporated	6.40	12-15-2020	200,000	215,646
Aon Corporation	6.25	9-30-2040	70,000	84,756
Arch Capital Group Limited	5.14	11-1-2043	147,000	157,775
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	150,944
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	205,868
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	187,359
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	212,748
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	199,139
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	74,696
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	508,851
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	178,147
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	291,000
Chubb Corporation	6.00	5-11-2037	196,000	242,480
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	196,931
Chubb INA Holdings Incorporated	4.35	11-3-2045	900,000	930,969

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
CNA Financial Corporation	5.88%	8-15-2020	$350,000	$369,811
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	29,049
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	178,686
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	182,285
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	61,936
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	213,180
Lincoln National Corporation	4.00	9-1-2023	175,000	177,543
Lincoln National Corporation	4.85	6-24-2021	56,000	58,278
Lincoln National Corporation	6.25	2-15-2020	210,000	220,795
Loews Corporation	2.63	5-15-2023	105,000	101,603
Loews Corporation	4.13	5-15-2043	140,000	132,474
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	218,629
MetLife Incorporated	3.05	12-15-2022	190,000	187,119
MetLife Incorporated	4.13	8-13-2042	210,000	198,771
MetLife Incorporated	4.37	9-15-2023	400,000	416,750
MetLife Incorporated	4.72	12-15-2044	175,000	181,864
MetLife Incorporated	4.75	2-8-2021	525,000	547,099
MetLife Incorporated	4.88	11-13-2043	350,000	370,152
MetLife Incorporated	6.38	6-15-2034	196,000	238,784
MetLife Incorporated	6.50	12-15-2032	140,000	175,638
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	173,945
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	136,372
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	179,185
Progressive Corporation	6.25	12-1-2032	52,000	64,042
Prudential Financial Incorporated	5.75	7-15-2033	350,000	410,047
Prudential Financial Incorporated	3.91	12-7-2047	155,000	141,770
Prudential Financial Incorporated	3.94	12-7-2049	448,000	411,494
Prudential Financial Incorporated	4.50	11-16-2021	175,000	182,020
Prudential Financial Incorporated	4.60	5-15-2044	350,000	361,931
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	174,781
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	494,000
Prudential Financial Incorporated	6.63	12-1-2037	45,000	57,881
Prudential Financial Incorporated	7.38	6-15-2019	248,000	259,360
Reinsurance Group of America Incorporated	4.70	9-15-2023	210,000	217,551
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,808
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	256,658
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	95,777
Travelers Companies Incorporated	5.35	11-1-2040	245,000	286,478
Travelers Companies Incorporated	6.25	6-15-2037	255,000	321,980
WR Berkley Corporation	5.38	9-15-2020	140,000	146,440
				16,101,975

Health Care : 10.70%
Biotechnology : 2.07%
AbbVie Incorporated	2.30	5-14-2021	350,000	341,194
AbbVie Incorporated	2.50	5-14-2020	250,000	247,708
AbbVie Incorporated	3.20	5-14-2026	420,000	394,630
AbbVie Incorporated	4.30	5-14-2036	245,000	237,041
AbbVie Incorporated	4.45	5-14-2046	420,000	402,828
Amgen Incorporated	3.63	5-15-2022	200,000	201,290
Amgen Incorporated	3.63	5-22-2024	350,000	350,373
Amgen Incorporated	3.88	11-15-2021	200,000	204,481
Amgen Incorporated	4.50	3-15-2020	45,000	46,296
Amgen Incorporated	4.95	10-1-2041	320,000	330,740
Amgen Incorporated	5.75	3-15-2040	56,000	64,218
Amgen Incorporated	6.40	2-1-2039	175,000	214,222
Baxalta Incorporated	2.88	6-23-2020	280,000	277,362
Baxalta Incorporated	3.60	6-23-2022	140,000	139,185
Baxalta Incorporated	4.00	6-23-2025	455,000	446,117
Baxalta Incorporated	5.25	6-23-2045	280,000	292,526
Biogen Incorporated	5.20	9-15-2045	420,000	445,312
Celgene Corporation	3.25	8-15-2022	350,000	344,100
Celgene Corporation	3.63	5-15-2024	350,000	342,967
Celgene Corporation	3.88	8-15-2025	175,000	171,479
Celgene Corporation	3.95	10-15-2020	140,000	142,336
Celgene Corporation	4.00	8-15-2023	175,000	177,139
Celgene Corporation	4.63	5-15-2044	240,000	226,265

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Celgene Corporation	5.00%	8-15-2045	$350,000	$346,483
Celgene Corporation	5.25	8-15-2043	105,000	109,098
Genzyme Corporation	5.00	6-15-2020	140,000	146,108
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	346,216
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	352,318
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	364,171
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	200,184
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	361,925
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	364,729
				8,631,041

Health Care Equipment & Supplies : 1.78%
Abbott Laboratories	2.35	11-22-2019	139,000	138,208
Abbott Laboratories	3.75	11-30-2026	560,000	552,779
Abbott Laboratories	4.13	5-27-2020	175,000	178,859
Abbott Laboratories	4.90	11-30-2046	700,000	757,568
Abbott Laboratories	5.30	5-27-2040	175,000	195,503
Abbott Laboratories	6.00	4-1-2039	105,000	126,794
Abbott Laboratories	6.15	11-30-2037	166,000	203,717
Becton Dickinson & Company	2.89	6-6-2022	500,000	485,587
Becton Dickinson & Company	3.13	11-8-2021	210,000	207,492
Becton Dickinson & Company	3.25	11-12-2020	245,000	244,055
Becton Dickinson & Company	3.70	6-6-2027	750,000	713,283
Becton Dickinson & Company	4.40	1-15-2021	118,000	120,608
Boston Scientific Corporation	3.85	5-15-2025	200,000	198,872
Boston Scientific Corporation	6.00	1-15-2020	245,000	255,867
Boston Scientific Corporation	7.38	1-15-2040	210,000	281,570
Medtronic Incorporated	2.50	3-15-2020	220,000	218,864
Medtronic Incorporated	3.15	3-15-2022	350,000	349,986
Medtronic Incorporated	3.50	3-15-2025	600,000	597,855
Medtronic Incorporated	4.63	3-15-2044	175,000	186,250
Stryker Corporation	4.10	4-1-2043	175,000	170,542
Stryker Corporation	4.38	1-15-2020	105,000	107,290
Stryker Corporation	4.63	3-15-2046	350,000	368,502
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	480,279
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	255,632
				7,395,962

Health Care Providers & Services : 3.66%
Aetna Incorporated	2.75	11-15-2022	650,000	628,396
Aetna Incorporated	4.13	6-1-2021	340,000	347,115
Aetna Incorporated	4.13	11-15-2042	175,000	164,438
Aetna Incorporated	4.75	3-15-2044	400,000	403,352
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	210,921
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	159,423
Cardinal Health Incorporated	2.62	6-15-2022	400,000	384,400
Cardinal Health Incorporated	3.50	11-15-2024	350,000	337,419
Cardinal Health Incorporated	4.37	6-15-2047	600,000	542,171
Catholic Health Initiatives	4.35	11-1-2042	175,000	162,433
CIGNA Corporation	4.00	2-15-2022	175,000	178,050
CIGNA Corporation	4.50	3-15-2021	70,000	72,201
CIGNA Corporation	5.13	6-15-2020	150,000	155,538
CIGNA Corporation	5.38	2-15-2042	245,000	266,766
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	429,176
CVS Caremark Corporation	2.75	12-1-2022	350,000	336,370
CVS Caremark Corporation	5.30	12-5-2043	210,000	222,756
CVS Health Corporation	2.13	6-1-2021	260,000	250,784
CVS Health Corporation	2.80	7-20-2020	400,000	397,156
CVS Health Corporation	3.88	7-20-2025	525,000	515,904
Dignity Health	2.64	11-1-2019	350,000	348,234
Express Scripts Holding Company	3.40	3-1-2027	600,000	553,548
Express Scripts Holding Company	3.90	2-15-2022	350,000	351,957
Express Scripts Holding Company	4.80	7-15-2046	210,000	202,517
Express Scripts Holding Company	6.13	11-15-2041	175,000	202,824
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	337,742

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Humana Incorporated	3.15%	12-1-2022	$210,000	$206,845
Humana Incorporated	4.95	10-1-2044	350,000	367,598
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	198,076
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	343,439
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	39,351
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	106,358
McKesson Corporation	2.85	3-15-2023	140,000	134,666
McKesson Corporation	4.88	3-15-2044	350,000	362,194
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	356,219
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	116,094
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	424,519
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	319,054
UnitedHealth Group Incorporated	2.88	3-15-2023	800,000	784,859
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	500,807
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	176,337
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	380,682
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	211,069
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	138,455
WellPoint Incorporated	2.25	8-15-2019	280,000	277,898
WellPoint Incorporated	3.13	5-15-2022	350,000	345,252
WellPoint Incorporated	3.30	1-15-2023	700,000	691,635
WellPoint Incorporated	4.65	1-15-2043	315,000	306,396
WellPoint Incorporated	4.65	8-15-2044	50,000	48,965
WellPoint Incorporated	5.85	1-15-2036	200,000	226,841
				15,225,200

Life Sciences Tools & Services : 0.42%
Life Technologies Corporation	5.00	1-15-2021	105,000	108,867
Life Technologies Corporation	6.00	3-1-2020	175,000	183,046
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	195,153
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	343,517
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	209,459
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	282,081
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	285,735
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	155,938
				1,763,796

Pharmaceuticals : 2.77%
Allergan Incorporated	2.80	3-15-2023	157,000	148,939
Allergan Incorporated	3.38	9-15-2020	350,000	350,012
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	168,658
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	108,989
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	154,303
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	214,726
Eli Lilly & Company	2.75	6-1-2025	70,000	66,956
Eli Lilly & Company	3.70	3-1-2045	350,000	335,473
Eli Lilly & Company	5.50	3-15-2027	280,000	321,144
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	136,709
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	240,478
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,170,135
Johnson & Johnson	2.45	3-1-2026	525,000	493,065
Johnson & Johnson	3.38	12-5-2023	300,000	306,082
Johnson & Johnson	3.70	3-1-2046	175,000	171,158
Johnson & Johnson	4.38	12-5-2033	200,000	215,396
Johnson & Johnson	4.50	9-1-2040	210,000	230,293
Johnson & Johnson	4.85	5-15-2041	140,000	160,296
Johnson & Johnson	4.95	5-15-2033	126,000	143,265
Merck & Company Incorporated	2.35	2-10-2022	250,000	244,157
Merck & Company Incorporated	2.75	2-10-2025	270,000	258,547
Merck & Company Incorporated	3.60	9-15-2042	175,000	164,466
Merck & Company Incorporated	3.70	2-10-2045	200,000	191,818
Merck & Company Incorporated	3.88	1-15-2021	245,000	250,952
Merck & Company Incorporated	4.15	5-18-2043	350,000	359,422
Merck & Company Incorporated	5.00	6-30-2019	175,000	179,390
Mylan Incorporated	4.20	11-29-2023	200,000	200,258
Mylan Incorporated	5.40	11-29-2043	23,000	22,939

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Mylan NV Company	3.15%	6-15-2021	$280,000	$276,826
Novartis Capital Corporation	1.80	2-14-2020	180,000	177,373
Novartis Capital Corporation	2.40	9-21-2022	350,000	340,956
Novartis Capital Corporation	3.40	5-6-2024	600,000	600,736
Novartis Capital Corporation	3.70	9-21-2042	175,000	169,822
Novartis Capital Corporation	4.40	4-24-2020	350,000	360,817
Pfizer Incorporated	3.40	5-15-2024	350,000	351,777
Pfizer Incorporated	4.13	12-15-2046	420,000	424,387
Pfizer Incorporated	4.30	6-15-2043	210,000	216,311
Pharmacia Corporation	6.60	12-1-2028	350,000	437,125
Schering-Plough Corporation	6.50	12-1-2033	175,000	227,012
Schering-Plough Corporation	6.55	9-15-2037	140,000	191,219
Zoetis Incorporated	3.25	2-1-2023	420,000	415,079
Zoetis Incorporated	4.70	2-1-2043	350,000	362,477
				11,559,943

Industrials : 8.64%
Aerospace & Defense : 2.56%
General Dynamics Corporation	2.25	11-15-2022	350,000	335,971
General Dynamics Corporation	3.50	5-15-2025	1,300,000	1,299,415
General Dynamics Corporation	3.88	7-15-2021	140,000	142,996
L-3 Communications Corporation	5.20	10-15-2019	350,000	361,034
Lockheed Martin Corporation	2.50	11-23-2020	260,000	256,986
Lockheed Martin Corporation	3.35	9-15-2021	175,000	175,943
Lockheed Martin Corporation	3.80	3-1-2045	350,000	325,346
Lockheed Martin Corporation	4.07	12-15-2042	229,000	222,779
Lockheed Martin Corporation	4.70	5-15-2046	350,000	372,214
Lockheed Martin Corporation	6.15	9-1-2036	122,000	150,114
Northrop Grumman Corporation	2.55	10-15-2022	1,100,000	1,062,538
Northrop Grumman Corporation	3.50	3-15-2021	210,000	212,834
Northrop Grumman Corporation	5.05	8-1-2019	59,000	60,523
Northrop Grumman Corporation	5.05	11-15-2040	70,000	75,519
Northrop Grumman Corporation	7.75	2-15-2031	210,000	281,002
Precision Castparts Corporation	2.50	1-15-2023	175,000	169,648
Precision Castparts Corporation	3.25	6-15-2025	210,000	205,462
Precision Castparts Corporation	3.90	1-15-2043	140,000	136,124
Raytheon Company	2.50	12-15-2022	245,000	238,043
Raytheon Company	4.70	12-15-2041	350,000	391,476
Raytheon Company	7.20	8-15-2027	84,000	106,130
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	245,144
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	177,840
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	35,847
Textron Incorporated	4.30	3-1-2024	140,000	143,530
The Boeing Company	2.60	10-30-2025	800,000	762,024
The Boeing Company	2.80	3-1-2023	200,000	197,496
The Boeing Company	4.88	2-15-2020	428,000	443,555
The Boeing Company	5.88	2-15-2040	21,000	26,738
The Boeing Company	6.13	2-15-2033	126,000	159,901
United Technologies Corporation	3.10	6-1-2022	200,000	197,814
United Technologies Corporation	3.75	11-1-2046	270,000	236,504
United Technologies Corporation	4.05	5-4-2047	1,200,000	1,104,035
United Technologies Corporation	4.50	4-15-2020	350,000	360,476
				10,673,001

Air Freight & Logistics : 0.77%
FedEx Corporation	2.63	8-1-2022	337,000	327,280
FedEx Corporation	3.88	8-1-2042	140,000	127,003
FedEx Corporation	3.90	2-1-2035	330,000	312,926
FedEx Corporation	4.00	1-15-2024	203,000	207,423
FedEx Corporation	4.55	4-1-2046	350,000	344,257
FedEx Corporation	4.90	1-15-2034	175,000	185,837
FedEx Corporation	5.10	1-15-2044	210,000	223,413
United Parcel Service Incorporated	2.35	5-16-2022	300,000	292,442
United Parcel Service Incorporated	2.45	10-1-2022	280,000	272,420

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Air Freight & Logistics (continued)
United Parcel Service Incorporated	3.13%	1-15-2021	$630,000	$634,025
United Parcel Service Incorporated	6.20	1-15-2038	206,000	261,353
				3,188,379

Airlines : 0.30%
American Airlines Incorporated	3.20	12-15-2029	58,776	55,708
American Airlines Incorporated	3.38	11-1-2028	27,307	26,148
American Airlines Incorporated	4.95	7-15-2024	453,627	469,503
Continental Airlines Incorporated Series A	7.25	5-10-2021	85,306	89,895
Delta Air Lines Incorporated	6.82	2-10-2024	37,304	41,001
United Airlines Incorporated	4.00	10-11-2027	291,517	291,482
United Airlines Incorporated	4.30	2-15-2027	190,303	193,767
US Airways Group Incorporated	3.95	5-15-2027	78,086	78,086
				1,245,590

Building Products : 0.31%
Johnson Controls International plc	3.90	2-14-2026	500,000	495,030
Johnson Controls International plc	4.25	3-1-2021	120,000	123,052
Johnson Controls International plc	5.00	3-30-2020	100,000	103,622
Masco Corporation	3.50	4-1-2021	245,000	244,699
Masco Corporation	4.38	4-1-2026	190,000	190,038
Owens Corning Incorporated	4.20	12-15-2022	149,000	151,489
				1,307,930

Commercial Services & Supplies : 0.28%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	69,595
Republic Services Incorporated	2.90	7-1-2026	260,000	241,141
Republic Services Incorporated	4.75	5-15-2023	210,000	220,883
Republic Services Incorporated	5.25	11-15-2021	35,000	37,247
Republic Services Incorporated	5.50	9-15-2019	87,000	89,935
Waste Management Incorporated	4.10	3-1-2045	350,000	346,370
Waste Management Incorporated	4.60	3-1-2021	140,000	145,202
				1,150,373

Electrical Equipment : 0.20%
Eaton Corporation	4.15	11-2-2042	350,000	340,736
Emerson Electric Company	3.15	6-1-2025	210,000	204,816
Emerson Electric Company	4.25	11-15-2020	140,000	144,204
Emerson Electric Company	4.88	10-15-2019	140,000	143,960
				833,716

Industrial Conglomerates : 1.07%
3M Company	5.70	3-15-2037	227,000	277,381
General Electric Capital Corporation	4.38	9-16-2020	200,000	205,833
General Electric Capital Corporation	5.88	1-14-2038	200,000	227,360
General Electric Capital Corporation	6.75	3-15-2032	421,000	517,291
General Electric Company	2.70	10-9-2022	700,000	679,528
General Electric Company	4.13	10-9-2042	400,000	365,677
General Electric Company	4.50	3-11-2044	200,000	193,803
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,658,554
Honeywell International Incorporated	3.35	12-1-2023	140,000	141,814
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,340
Roper Industries Incorporated	6.25	9-1-2019	140,000	145,695
				4,449,276

Machinery : 0.74%
Black & Decker Corporation	3.40	12-1-2021	280,000	282,590
Caterpillar Incorporated	3.80	8-15-2042	105,000	101,211
Caterpillar Incorporated	4.30	5-15-2044	350,000	366,545
Deere & Company	2.60	6-8-2022	350,000	343,004
Deere & Company	3.90	6-9-2042	350,000	347,277

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Deere & Company	5.38%	10-16-2029	$210,000	$240,310
Dover Corporation	4.30	3-1-2021	350,000	360,637
Dover Corporation	5.38	10-15-2035	140,000	158,437
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	84,577
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	211,842
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	232,153
Parker Hannifin Corporation	3.50	9-15-2022	70,000	70,680
Parker Hannifin Corporation	6.25	5-15-2038	42,000	53,758
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	241,233
				3,094,254

Professional Services : 0.04%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	178,337

Road & Rail : 1.85%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	206,889
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	209,435
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	355,557
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	215,697
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	219,419
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	89,211
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	152,725
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	194,672
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	238,816
CSX Corporation	3.40	8-1-2024	278,000	274,074
CSX Corporation	3.70	10-30-2020	175,000	177,641
CSX Corporation	4.10	3-15-2044	280,000	264,911
CSX Corporation	4.40	3-1-2043	390,000	382,246
CSX Corporation	4.50	8-1-2054	350,000	336,756
CSX Corporation	4.75	5-30-2042	161,000	166,557
CSX Corporation	6.00	10-1-2036	210,000	252,636
CSX Corporation	6.22	4-30-2040	140,000	170,800
Kansas City Southern	3.00	5-15-2023	51,000	49,182
Kansas City Southern	4.30	5-15-2043	140,000	131,476
Norfolk Southern Corporation	2.90	2-15-2023	400,000	392,473
Norfolk Southern Corporation	2.90	6-15-2026	50,000	47,025
Norfolk Southern Corporation	3.00	4-1-2022	350,000	346,460
Norfolk Southern Corporation	3.15	6-1-2027	300,000	283,033
Norfolk Southern Corporation	3.85	1-15-2024	140,000	141,858
Norfolk Southern Corporation	3.95	10-1-2042	384,000	364,762
Ryder System Incorporated	2.50	5-11-2020	140,000	138,259
Union Pacific Corporation	2.75	4-15-2023	200,000	194,941
Union Pacific Corporation	3.25	1-15-2025	175,000	171,907
Union Pacific Corporation	3.75	3-15-2024	140,000	142,336
Union Pacific Corporation	3.80	10-1-2051	809,000	726,592
Union Pacific Corporation	4.15	1-15-2045	175,000	173,625
Union Pacific Corporation	4.16	7-15-2022	306,000	317,044
Union Pacific Corporation	4.30	6-15-2042	175,000	176,837
				7,705,852

Trading Companies & Distributors : 0.52%
Air Lease Corporation	3.25	3-1-2025	200,000	186,930
Air Lease Corporation	3.63	12-1-2027	1,500,000	1,391,686
GATX Corporation	4.85	6-1-2021	70,000	72,725
International Lease Finance Corporation	8.25	12-15-2020	200,000	222,290
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	289,687
				2,163,318

Information Technology : 6.62%
Aerospace & Defense : 0.14%
Harris Corporation	4.40	12-15-2020	210,000	215,796

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
L-3 Communications Corporation	4.95%	2-15-2021	$350,000	$362,572
				578,368

Communications Equipment : 0.54%
Cisco Systems Incorporated	2.20	2-28-2021	700,000	687,551
Cisco Systems Incorporated	2.45	6-15-2020	420,000	418,118
Cisco Systems Incorporated	2.90	3-4-2021	210,000	210,169
Cisco Systems Incorporated	2.95	2-28-2026	340,000	325,955
Cisco Systems Incorporated	3.00	6-15-2022	140,000	139,699
Motorola Incorporated	3.50	3-1-2023	385,000	376,763
Motorola Incorporated	7.50	5-15-2025	84,000	97,741
				2,255,996

Electronic Equipment, Instruments & Components : 0.28%
Amphenol Corporation	4.00	2-1-2022	210,000	212,955
Avnet Incorporated	5.88	6-15-2020	70,000	73,067
Corning Incorporated	4.25	8-15-2020	175,000	178,932
Corning Incorporated	5.75	8-15-2040	105,000	122,986
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	220,000	220,845
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	174,718
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	178,660
				1,162,163

Internet Software & Services : 0.41%
Alphabet Incorporated	3.38	2-25-2024	87,000	87,620
Alphabet Incorporated	3.63	5-19-2021	350,000	359,571
eBay Incorporated	2.60	7-15-2022	245,000	236,922
eBay Incorporated	2.88	8-1-2021	350,000	346,437
eBay Incorporated	3.25	10-15-2020	140,000	140,610
eBay Incorporated	3.45	8-1-2024	405,000	396,946
eBay Incorporated	4.00	7-15-2042	175,000	153,801
				1,721,907

IT Services : 1.30%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	367,622
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	48,465
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	206,215
Fiserv Incorporated	2.70	6-1-2020	280,000	278,119
Fiserv Incorporated	3.50	10-1-2022	280,000	280,152
Fiserv Incorporated	3.85	6-1-2025	210,000	209,739
IBM Corporation	1.63	5-15-2020	350,000	342,125
IBM Corporation	1.88	8-1-2022	280,000	265,988
IBM Corporation	3.38	8-1-2023	210,000	210,316
IBM Corporation	4.00	6-20-2042	350,000	344,569
IBM Corporation	5.88	11-29-2032	175,000	214,506
IBM Corporation	7.00	10-30-2025	210,000	255,091
Mastercard Incorporated	3.50	2-26-2028	400,000	402,084
Total System Services Incorporated	3.75	6-1-2023	105,000	104,708
Visa Incorporated	2.20	12-14-2020	700,000	689,065
Visa Incorporated	3.15	12-14-2025	1,020,000	995,532
Western Union Company	5.25	4-1-2020	56,000	57,741
Western Union Company	6.20	11-17-2036	122,000	125,412
				5,397,449

Life Sciences Tools & Services : 0.03%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	105,932

Semiconductors & Semiconductor Equipment : 1.30%
Analog Devices Incorporated	2.88	6-1-2023	105,000	101,145
Applied Materials Incorporated	4.30	6-15-2021	210,000	217,788
Applied Materials Incorporated	5.85	6-15-2041	140,000	168,523
Broadcom Corporation	3.88	1-15-2027	1,200,000	1,143,331

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corporation	2.60%	5-19-2026	$220,000	$205,449
Intel Corporation	4.10	5-19-2046	800,000	809,429
Intel Corporation	4.10	5-11-2047	310,000	314,213
Intel Corporation	4.25	12-15-2042	175,000	180,368
Intel Corporation	4.90	7-29-2045	230,000	261,263
Lam Research Corporation	2.80	6-15-2021	350,000	345,990
Qualcomm Incorporated	2.25	5-20-2020	500,000	492,796
Qualcomm Incorporated	3.45	5-20-2025	700,000	677,077
Texas Instruments Incorporated	1.65	8-3-2019	175,000	173,149
Texas Instruments Incorporated	2.25	5-1-2023	175,000	166,834
Xilinx Incorporated	3.00	3-15-2021	175,000	174,381
				5,431,736

Software : 1.15%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	234,089
Autodesk Incorporated	3.60	12-15-2022	175,000	174,297
CA Incorporated	5.38	12-1-2019	350,000	361,648
Microsoft Corporation	2.00	11-3-2020	490,000	482,995
Microsoft Corporation	3.00	10-1-2020	280,000	282,427
Microsoft Corporation	3.75	5-1-2043	33,000	32,429
Microsoft Corporation	3.75	2-12-2045	350,000	342,431
Microsoft Corporation	4.00	2-12-2055	350,000	347,705
Microsoft Corporation	4.50	2-6-2057	250,000	270,892
Microsoft Corporation	4.88	12-15-2043	140,000	160,247
Microsoft Corporation	5.20	6-1-2039	77,000	91,638
Oracle Corporation	2.80	7-8-2021	250,000	249,053
Oracle Corporation	3.88	7-15-2020	245,000	251,166
Oracle Corporation	4.00	7-15-2046	350,000	341,494
Oracle Corporation	4.30	7-8-2034	175,000	182,532
Oracle Corporation	4.38	5-15-2055	200,000	200,209
Oracle Corporation	4.50	7-8-2044	350,000	370,698
Oracle Corporation	6.13	7-8-2039	140,000	177,024
Oracle Corporation	6.50	4-15-2038	175,000	228,241
				4,781,215

Technology Hardware, Storage & Peripherals : 1.47%
Apple Incorporated	3.20	5-11-2027	750,000	728,304
Apple Incorporated	3.25	2-23-2026	475,000	465,742
Apple Incorporated	3.35	2-9-2027	200,000	196,963
Apple Incorporated	4.38	5-13-2045	350,000	365,382
Apple Incorporated	4.65	2-23-2046	200,000	217,735
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	407,061
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	848,392
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	206,466
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	719,407
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	529,339
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,366
Hewlett-Packard Company	4.05	9-15-2022	175,000	178,564
Hewlett-Packard Company	6.00	9-15-2041	332,000	338,163
Seagate HDD	4.75	1-1-2025	350,000	336,135
Xerox Corporation	4.50	5-15-2021	400,000	406,128
Xerox Corporation	5.63	12-15-2019	140,000	144,210
				6,117,357

Materials : 2.71%
Chemicals : 1.76%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	174,802
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	244,480
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	107,125
Dow Chemical Company	3.50	10-1-2024	675,000	661,812
Dow Chemical Company	4.13	11-15-2021	350,000	358,068
Dow Chemical Company	4.25	10-1-2034	175,000	170,221
Dow Chemical Company	5.25	11-15-2041	175,000	188,726

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
E.I. du Pont de Nemours & Company	2.80%	2-15-2023	$210,000	$204,212
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	286,097
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	144,151
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	211,372
Eastman Chemical Company	2.70	1-15-2020	210,000	208,987
Eastman Chemical Company	3.60	8-15-2022	280,000	280,155
Eastman Chemical Company	4.80	9-1-2042	140,000	142,671
Ecolab Incorporated	4.35	12-8-2021	286,000	297,427
Ecolab Incorporated	5.50	12-8-2041	210,000	249,166
Monsanto Company	3.38	7-15-2024	200,000	193,813
Monsanto Company	4.70	7-15-2064	210,000	191,282
Monsanto Company	5.50	8-15-2025	70,000	75,952
Mosaic Company	3.75	11-15-2021	80,000	79,806
Mosaic Company	4.25	11-15-2023	297,000	300,177
Mosaic Company	5.45	11-15-2033	213,000	216,886
Mosaic Company	5.63	11-15-2043	175,000	177,826
Praxair Incorporated	2.45	2-15-2022	140,000	136,963
Praxair Incorporated	2.70	2-21-2023	105,000	102,243
Praxair Incorporated	4.05	3-15-2021	140,000	143,629
RPM International Incorporated	6.13	10-15-2019	140,000	145,346
The Sherwin-Williams Company	3.13	6-1-2024	1,200,000	1,154,385
The Sherwin Williams Company	3.45	8-1-2025	400,000	387,507
The Sherwin-Williams Company	4.00	12-15-2042	92,000	83,342
				7,318,629

Containers & Packaging : 0.43%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,305
International Paper Company	3.00	2-15-2027	200,000	181,709
International Paper Company	3.65	6-15-2024	350,000	345,726
International Paper Company	4.75	2-15-2022	52,000	54,223
International Paper Company	4.80	6-15-2044	175,000	171,013
International Paper Company	7.30	11-15-2039	175,000	224,333
International Paper Company	7.50	8-15-2021	214,000	239,903
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,978
Packaging Corporation of America	3.65	9-15-2024	175,000	173,378
Packaging Corporation of America	3.90	6-15-2022	140,000	142,189
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	189,166
				1,775,923

Metals & Mining : 0.48%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	104,576
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	235,035
Newmont Mining Corporation	3.50	3-15-2022	420,000	418,680
Newmont Mining Corporation	4.88	3-15-2042	350,000	356,303
Nucor Corporation	4.00	8-1-2023	132,000	135,499
Nucor Corporation	5.20	8-1-2043	140,000	157,247
Nucor Corporation	6.40	12-1-2037	140,000	177,051
Southern Copper Corporation	5.38	4-16-2020	63,000	65,594
Southern Copper Corporation	6.75	4-16-2040	308,000	359,894
				2,009,879

Paper & Forest Products : 0.04%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	170,313

Real Estate : 4.39%
Equity REITs : 4.39%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	528,516
American Campus Communities Incorporated	3.75	4-15-2023	70,000	70,082
American Tower Corporation	3.45	9-15-2021	350,000	349,493
American Tower Corporation	3.50	1-31-2023	295,000	292,138
American Tower Corporation	4.00	6-1-2025	350,000	344,392
American Tower Corporation	5.00	2-15-2024	245,000	256,126
American Tower Corporation	5.05	9-1-2020	350,000	362,288
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	239,851

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
AvalonBay Communities Incorporated	3.45%	6-1-2025	$140,000	$136,569
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	141,746
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	179,844
Boston Properties LP	2.75	10-1-2026	500,000	450,441
Boston Properties LP	3.13	9-1-2023	105,000	102,398
Boston Properties LP	3.80	2-1-2024	300,000	299,222
Boston Properties LP	3.85	2-1-2023	200,000	201,779
Boston Properties LP	4.13	5-15-2021	210,000	214,513
Boston Properties LP	5.63	11-15-2020	380,000	399,928
Boston Properties LP	5.88	10-15-2019	350,000	361,412
Corporate Office Properties LP	3.60	5-15-2023	70,000	68,193
Corporate Office Properties LP	3.70	6-15-2021	350,000	349,645
Crown Castle International Corporation	3.70	6-15-2026	350,000	333,348
Crown Castle International Corporation	4.75	5-15-2047	700,000	679,375
Crown Castle International Corporation	4.88	4-15-2022	50,000	51,860
Crown Castle International Corporation	5.25	1-15-2023	350,000	368,228
DDR Corporation	4.63	7-15-2022	175,000	180,545
Digital Realty Trust LP	3.63	10-1-2022	140,000	139,631
Digital Realty Trust LP	3.95	7-1-2022	140,000	141,897
Digital Realty Trust LP	5.25	3-15-2021	70,000	73,255
Digital Realty Trust LP	5.88	2-1-2020	210,000	217,841
Duke Realty LP	3.75	12-1-2024	455,000	450,243
Entertainment Properties Trust	5.75	8-15-2022	105,000	111,119
Equity One Incorporated	3.75	11-15-2022	175,000	174,522
ERP Operating LP	4.63	12-15-2021	419,000	435,802
Essex Portfolio LP	3.25	5-1-2023	70,000	68,329
Federal Realty Investment Trust	4.50	12-1-2044	175,000	177,991
HCP Incorporated	3.15	8-1-2022	70,000	68,746
HCP Incorporated	3.88	8-15-2024	300,000	295,255
HCP Incorporated	5.38	2-1-2021	45,000	47,040
HCP Incorporated	6.75	2-1-2041	95,000	119,810
Health Care REIT Incorporated	4.00	6-1-2025	210,000	205,923
Health Care REIT Incorporated	4.50	1-15-2024	140,000	142,619
Health Care REIT Incorporated	6.50	3-15-2041	140,000	170,150
Hospitality Properties Trust	4.65	3-15-2024	350,000	351,801
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	68,824
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	180,137
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	374,039
Kilroy Realty Corporation	3.80	1-15-2023	175,000	174,568
Kimco Realty Corporation	2.80	10-1-2026	350,000	310,831
Kimco Realty Corporation	6.88	10-1-2019	70,000	73,385
Liberty Property LP	4.40	2-15-2024	109,000	111,609
Liberty Property LP	4.75	10-1-2020	175,000	180,415
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,828
National Retail Properties Incorporated	3.30	4-15-2023	70,000	68,615
National Retail Properties Incorporated	3.80	10-15-2022	70,000	70,244
Realty Income Corporation	3.88	7-15-2024	350,000	347,381
Realty Income Corporation	4.65	8-1-2023	210,000	218,414
Simon Property Group LP	4.25	11-30-2046	400,000	391,900
Simon Property Group LP	3.30	1-15-2026	410,000	393,987
Simon Property Group LP	3.38	3-15-2022	350,000	349,535
Simon Property Group LP	3.75	2-1-2024	175,000	175,669
Simon Property Group LP	4.13	12-1-2021	210,000	215,453
Simon Property Group LP	4.38	3-1-2021	350,000	360,541
Simon Property Group LP	4.75	3-15-2042	175,000	181,588
Simon Property Group LP	6.75	2-1-2040	245,000	318,510
UDR Incorporated	3.70	10-1-2020	175,000	176,502
UDR Incorporated	4.63	1-10-2022	70,000	72,229
Ventas Realty LP	3.85	4-1-2027	800,000	769,669
Ventas Realty LP	4.25	3-1-2022	700,000	717,518
Ventas Realty LP	4.75	6-1-2021	105,000	108,810
Ventas Realty LP	5.70	9-30-2043	175,000	195,532
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,275
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	98,069
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	118,461
Welltower Incorporated	5.25	1-15-2022	70,000	73,578
Weyerhaeuser Company	4.63	9-15-2023	210,000	219,532
Weyerhaeuser Company	7.38	10-1-2019	70,000	73,835

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Weyerhaeuser Company	7.38%	3-15-2032	$200,000	$257,707
WP Carey Incorporated	4.60	4-1-2024	350,000	355,336
				18,273,432

Telecommunication Services : 0.74%
Diversified Telecommunication Services : 0.66%
AT&T Incorporated	3.00	2-15-2022	200,000	196,575
AT&T Incorporated	3.90	3-11-2024	350,000	349,963
AT&T Incorporated	4.30	12-15-2042	350,000	307,318
AT&T Incorporated	4.50	5-15-2035	230,000	216,975
AT&T Incorporated	5.00	3-1-2021	200,000	208,588
AT&T Incorporated	6.00	8-15-2040	280,000	300,715
Verizon Communications Incorporated	3.85	11-1-2042	260,000	220,653
Verizon Communications Incorporated	4.67	3-15-2055	655,000	592,554
Verizon Communications Incorporated	4.75	11-1-2041	350,000	338,106
				2,731,447

Wireless Telecommunication Services : 0.08%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	347,934

Utilities : 7.21%
Electric Utilities : 5.75%
Alabama Power Company	3.55	12-1-2023	175,000	176,773
Alabama Power Company	3.85	12-1-2042	140,000	135,729
Alabama Power Company	4.15	8-15-2044	105,000	106,092
American Electric Power Company Incorporated	2.95	12-15-2022	740,000	723,723
Appalachian Power Company	3.40	6-1-2025	175,000	171,909
Appalachian Power Company	4.45	6-1-2045	175,000	180,381
Appalachian Power Company	7.00	4-1-2038	70,000	93,659
Arizona Public Service Company	3.15	5-15-2025	105,000	102,328
Arizona Public Service Company	4.50	4-1-2042	70,000	74,166
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	44,852
Carolina Power & Light Company	2.80	5-15-2022	175,000	172,941
CenterPoint Energy Houston	2.25	8-1-2022	210,000	201,596
CenterPoint Energy Houston	3.55	8-1-2042	175,000	163,703
CenterPoint Energy Houston	4.50	4-1-2044	175,000	190,284
Commonwealth Edison Company	3.80	10-1-2042	70,000	67,106
Commonwealth Edison Company	4.70	1-15-2044	175,000	190,719
Commonwealth Edison Company	5.90	3-15-2036	175,000	213,255
Connecticut Light & Power Company	4.15	6-1-2045	87,000	88,989
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	363,581
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	300,000	313,926
Consolidated Edison Company of New York Incorporated	6.20	6-15-2036	200,000	251,418
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	224,175
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	281,143
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	177,391
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	243,216
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	72,705
DTE Electric Company	3.65	3-15-2024	105,000	106,181
Duke Energy Carolinas LLC	3.70	12-1-2047	200,000	189,695
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	51,334
Duke Energy Corporation	3.05	8-15-2022	70,000	69,091
Duke Energy Corporation	3.95	10-15-2023	140,000	143,039
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	68,061
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	117,007
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	60,236
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	174,933
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	105,966
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	176,977
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	184,438
Emera US Finance LP	3.55	6-15-2026	200,000	189,669
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	177,076
Entergy Corporation	5.13	9-15-2020	175,000	181,506
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	93,693

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Entergy Louisiana LLC	5.40%	11-1-2024	$175,000	$192,269
Eversource Energy	4.50	11-15-2019	70,000	71,443
Exelon Corporation	4.95	6-15-2035	140,000	151,625
Exelon Corporation	5.10	6-15-2045	280,000	302,718
Exelon Generation Company LLC	4.25	6-15-2022	157,000	161,041
FirstEnergy Corporation	4.25	3-15-2023	168,000	171,240
Florida Power & Light Company	3.25	6-1-2024	350,000	348,971
Florida Power & Light Company	4.05	6-1-2042	175,000	175,764
Florida Power & Light Company	5.25	2-1-2041	140,000	163,176
Florida Power & Light Company	5.95	2-1-2038	224,000	286,237
Florida Power & Light Company	5.96	4-1-2039	175,000	222,850
Florida Power Corporation	5.65	4-1-2040	87,000	106,477
Georgia Power Company	4.30	3-15-2042	175,000	177,321
Georgia Power Company	4.30	3-15-2043	245,000	249,887
Georgia Power Company	5.40	6-1-2040	175,000	205,012
Georgia Power Company	5.95	2-1-2039	175,000	220,149
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	36,095
Interstate Power & Light Company	6.25	7-15-2039	21,000	26,613
Kansas City Power & Light Company	3.15	3-15-2023	140,000	137,383
Kentucky Utilities Company	3.25	11-1-2020	175,000	176,486
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	70,905
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	236,280
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	260,648
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	175,685
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	135,390
Nevada Power Company	6.75	7-1-2037	140,000	186,415
Northeast Utilities	2.80	5-1-2023	122,000	118,156
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	167,922
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	101,722
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	160,098
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	33,316
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	271,802
NSTAR Electric Company	2.38	10-15-2022	140,000	135,391
NSTAR Electric Company	5.50	3-15-2040	70,000	83,722
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	237,713
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	127,927
Ohio Edison Company	6.88	7-15-2036	175,000	232,042
Ohio Power Company	5.38	10-1-2021	45,000	48,153
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	150,109
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	203,932
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	159,762
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	199,887
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	167,529
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	320,720
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	198,851
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	101,285
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	122,562
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	132,755
Pacific Gas & Electric Company	5.13	11-15-2043	175,000	184,817
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	335,432
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	83,827
PacifiCorp	3.60	4-1-2024	175,000	177,262
PacifiCorp	4.10	2-1-2042	70,000	71,074
PacifiCorp	5.75	4-1-2037	175,000	213,411
PECO Energy Company	4.15	10-1-2044	245,000	250,879
Potomac Electric Power Company	3.60	3-15-2024	175,000	176,589
Potomac Electric Power Company	6.50	11-15-2037	140,000	185,405
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	176,328
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	143,013
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	89,709
PPL Electric Utilities	4.75	7-15-2043	105,000	117,100
PPL Electric Utilities	6.25	5-15-2039	31,000	39,446
PSEG Power LLC	5.13	4-15-2020	196,000	202,523
PSEG Power LLC	8.63	4-15-2031	75,000	98,603
Public Service Company of Colorado	2.25	9-15-2022	70,000	67,525
Public Service Company of Colorado	3.20	11-15-2020	210,000	211,130
Public Service Company of Colorado	3.60	9-15-2042	140,000	131,989
Public Service Company of Colorado	4.30	3-15-2044	175,000	182,536

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Public Service Company of Colorado	5.13%	6-1-2019	$145,000	$148,356
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	211,404
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	134,213
Public Service Electric & Gas Company	3.00	5-15-2027	500,000	478,795
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	165,391
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	136,303
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	69,472
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	86,082
South Carolina Eletric & Gas Company	4.50	6-1-2064	200,000	184,654
Southern California Edison Company	3.88	6-1-2021	449,000	458,641
Southern California Edison Company	3.90	3-15-2043	105,000	99,573
Southern California Edison Company	4.05	3-15-2042	350,000	341,649
Southern California Edison Company	5.35	7-15-2035	126,000	144,430
Southern California Edison Company	5.50	3-15-2040	140,000	167,336
Southern California Edison Company	6.00	1-15-2034	70,000	84,818
Southern Company	2.75	6-15-2020	175,000	173,932
Southern Company	2.95	7-1-2023	200,000	194,216
Southwestern Electric Power Company	6.20	3-15-2040	35,000	43,684
TXU Electric Delivery Company	7.25	1-15-2033	52,000	70,556
Union Electric Company	3.90	9-15-2042	175,000	171,676
Union Electric Company	8.45	3-15-2039	56,000	84,717
Virginia Electric & Power Company	3.10	5-15-2025	70,000	67,596
Virginia Electric & Power Company	3.45	2-15-2024	105,000	104,755
Virginia Electric & Power Company	4.00	1-15-2043	227,000	220,799
Virginia Electric & Power Company	4.00	11-15-2046	270,000	261,462
Virginia Electric & Power Company	4.20	5-15-2045	105,000	104,987
Virginia Electric & Power Company	4.45	2-15-2044	105,000	108,749
Virginia Electric & Power Company	5.00	6-30-2019	140,000	143,084
Virginia Electric & Power Company	6.00	1-15-2036	70,000	86,301
Westar Energy Incorporated	4.10	4-1-2043	210,000	211,717
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	82,037
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	127,838
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	227,235
Xcel Energy Incorporated	4.70	5-15-2020	175,000	179,297
				23,952,451

Gas Utilities : 0.27%
Atmos Energy Corporation	4.13	10-15-2044	245,000	246,957
Atmos Energy Corporation	4.15	1-15-2043	113,000	113,209
Atmos Energy Corporation	5.50	6-15-2041	42,000	49,434
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	46,188
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	93,749
National Fuel Gas Company	3.75	3-1-2023	218,000	216,324
One Gas Incorporated	3.61	2-1-2024	70,000	70,246
One Gas Incorporated	4.66	2-1-2044	35,000	37,319
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	37,680
Southern California Gas Company	3.75	9-15-2042	140,000	135,673
Southern California Gas Company	5.13	11-15-2040	70,000	81,659
				1,128,438

Multi-Utilities : 1.14%
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	319,300
Black Hills Corporation	4.25	11-30-2023	210,000	215,073
CMS Energy Corporation	5.05	3-15-2022	245,000	258,183
Consumers Energy Company	3.95	5-15-2043	140,000	140,018
Consumers Energy Company	6.70	9-15-2019	100,000	104,819
Dominion Resources Incorporated	2.50	12-1-2019	132,000	130,995
Dominion Resources Incorporated	2.75	9-15-2022	210,000	203,077
Dominion Resources Incorporated	3.63	12-1-2024	210,000	207,150
Dominion Resources Incorporated	4.05	9-15-2042	175,000	163,102
Dominion Resources Incorporated	4.45	3-15-2021	70,000	71,751
Dominion Resources Incorporated	4.90	8-1-2041	42,000	43,599
Dominion Resources Incorporated	5.95	6-15-2035	157,000	182,443
DTE Energy Company	2.40	12-1-2019	210,000	207,851
DTE Energy Company	3.30	6-15-2022	70,000	69,377
DTE Energy Company	3.85	12-1-2023	170,000	171,466

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
NiSource Finance Corporation	5.65%	2-1-2045	$140,000	$160,592
Puget Energy Incorporated	3.65	5-15-2025	140,000	137,026
Puget Energy Incorporated	6.00	9-1-2021	175,000	187,516
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	42,810
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	294,362
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	299,166
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	471,328
Sempra Energy	2.88	10-1-2022	140,000	136,859
Sempra Energy	3.25	6-15-2027	300,000	282,174
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	103,632
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	137,503
				4,741,172

Water Utilities : 0.05%
American Water Capital Corporation	3.40	3-1-2025	210,000	208,154

Total Corporate Bonds and Notes (Cost $333,605,472)				333,220,083

Yankee Corporate Bonds and Notes : 18.78%
Consumer Discretionary : 0.37%
Auto Components : 0.04%
Magna International Incorporated	4.15	10-1-2025	175,000	178,966

Media : 0.33%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	215,219
Thomson Reuters Corporation	4.70	10-15-2019	297,000	303,331
Thomson Reuters Corporation	5.65	11-23-2043	140,000	153,708
Thomson Reuters Corporation	5.85	4-15-2040	94,000	102,970
WPP Finance 2010	3.63	9-7-2022	245,000	242,947
WPP Finance 2010	3.75	9-19-2024	200,000	195,044
WPP Finance 2010	5.63	11-15-2043	140,000	149,409
				1,362,628

Consumer Staples : 0.25%
Beverages : 0.25%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	302,146
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	205,150
Diageo Capital plc	2.63	4-29-2023	210,000	203,967
Diageo Capital plc	3.88	4-29-2043	161,000	157,591
Diageo Capital plc	5.88	9-30-2036	122,000	151,375
				1,020,229

Energy : 1.93%
Oil, Gas & Consumable Fuels : 1.93%
BP Capital Markets plc	3.25	5-6-2022	525,000	524,941
BP Capital Markets plc	3.81	2-10-2024	350,000	355,481
BP Capital Markets plc	4.50	10-1-2020	350,000	362,427
Canadian National Resources Limited	6.75	2-1-2039	110,000	138,438
Canadian Natural Resources Limited	3.85	6-1-2027	800,000	784,006
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	208,783
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	211,621
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	139,253
Cenovus Energy Incorporated	4.25	4-15-2027	800,000	768,462
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	277,597
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	205,740
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	269,551
Husky Energy Incorporated	4.00	4-15-2024	350,000	351,979
Husky Energy Incorporated	6.80	9-15-2037	70,000	86,773
Petro-Canada	5.95	5-15-2035	140,000	165,250
Suncor Energy Incorporated	5.95	12-1-2034	52,000	62,136

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital Canada Limited	2.75%	7-15-2023	$245,000	$237,765
Total Capital International SA	2.70	1-25-2023	385,000	375,029
Total Capital International SA	2.88	2-17-2022	175,000	173,525
Total Capital International SA	3.75	4-10-2024	350,000	354,987
Total Capital SA	4.13	1-28-2021	70,000	72,016
Total Capital SA	4.45	6-24-2020	350,000	361,467
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	175,917
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	213,196
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	364,727
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	77,246
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	244,657
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	466,286
				8,029,256

Financials : 11.52%
Banks : 9.35%
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	700,000	696,745
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	1,100,000	1,087,683
Banco Santander SA	4.38	4-12-2028	2,000,000	1,923,234
Bancolombia SA	5.95	6-3-2021	200,000	208,000
Bank of Montreal	1.50	7-18-2019	800,000	789,740
Bank of Montreal	1.75	9-11-2019	300,000	296,617
Bank of Montreal	1.90	8-27-2021	470,000	451,583
Bank of Montreal	2.55	11-6-2022	700,000	676,559
Bank of Nova Scotia	2.45	9-19-2022	300,000	289,230
Bank of Nova Scotia	2.80	7-21-2021	900,000	890,814
Bank of Nova Scotia	4.38	1-13-2021	350,000	361,004
Barclays plc	2.75	11-8-2019	2,000	1,989
Barclays plc	2.88	6-8-2020	300,000	296,769
Barclays plc	3.25	1-12-2021	500,000	494,644
Barclays plc	4.38	1-12-2026	800,000	778,075
Barclays plc	5.25	8-17-2045	500,000	489,352
BNP Paribas	3.25	3-3-2023	300,000	297,620
BNP Paribas	4.25	10-15-2024	400,000	398,030
BNP Paribas	5.00	1-15-2021	1,105,000	1,154,730
BPCE SA	2.75	12-2-2021	330,000	322,251
BPCE SA	4.00	4-15-2024	250,000	250,905
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	248,464
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	734,315
Credit Suisse (New York)	5.40	1-14-2020	800,000	828,416
Credit Suisse Group Funding Limited	3.45	4-16-2021	250,000	250,395
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	755,883
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	503,030
HSBC Holdings plc	4.00	3-30-2022	200,000	203,283
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	489,944
HSBC Holdings plc	4.88	1-14-2022	175,000	182,634
HSBC Holdings plc	6.10	1-14-2042	280,000	346,650
HSBC Holdings plc	6.50	5-2-2036	200,000	238,412
Intesa Sanpaolo SpA	5.25	1-12-2024	200,000	201,055
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	737,233
Lloyds Banking Group plc	4.50	11-4-2024	600,000	595,427
Lloyds Banking Group plc	4.58	12-10-2025	250,000	245,792
Lloyds Banking Group plc	5.30	12-1-2045	300,000	305,729
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	577,555
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	1,460,000	1,346,075
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	523,557
Mizuho Financial Group	2.95	2-28-2022	750,000	733,985
Mizuho Financial Group	3.17	9-11-2027	1,600,000	1,504,831
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	336,216
National Australia Bank Limited	2.50	7-12-2026	1,100,000	996,185
Rabobank Nederland NV	3.88	2-8-2022	750,000	763,377
Rabobank Nederland NV	4.50	1-11-2021	350,000	361,665
Rabobank Nederland NV	5.75	12-1-2043	250,000	283,948
Royal Bank of Canada	2.15	3-6-2020	500,000	493,675
Royal Bank of Canada	2.50	1-19-2021	350,000	344,599
Royal Bank of Canada	4.65	1-27-2026	700,000	715,690
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	292,840

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank of Scotland Group plc	4.80%	4-5-2026	$1,300,000	$1,320,993
Santander UK Group Holdings plc	3.57	1-10-2023	800,000	780,569
Santander UK plc	2.35	9-10-2019	240,000	238,294
Santander UK plc	4.00	3-13-2024	525,000	531,075
Skandinaviska Enskilda	2.63	3-15-2021	500,000	491,874
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	750,000	745,277
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	254,259
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	613,522
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	698,374
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	478,628
Svenska Handelsbanken AB	2.25	6-17-2019	250,000	248,693
Svenska Handelsbanken AB	2.45	3-30-2021	1,000,000	978,788
Toronto Dominion Bank	1.80	7-13-2021	200,000	192,040
Toronto Dominion Bank	2.13	7-2-2019	350,000	348,278
Toronto Dominion Bank	2.50	12-14-2020	560,000	552,611
Toronto Dominion Bank (5 Year USD Swap Rate +2.21%) ±	3.63	9-15-2031	525,000	501,863
Westpac Banking Corporation	2.10	5-13-2021	350,000	338,995
Westpac Banking Corporation	2.30	5-26-2020	700,000	691,778
Westpac Banking Corporation	2.85	5-13-2026	700,000	652,402
				38,954,747

Capital Markets : 0.57%
Deutsche Bank AG	3.13	1-13-2021	350,000	341,937
Deutsche Bank AG	3.70	5-30-2024	1,500,000	1,401,289
Invesco Finance plc	4.00	1-30-2024	175,000	178,746
Invesco Finance plc	5.38	11-30-2043	175,000	201,310
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	263,409
				2,386,691

Diversified Financial Services : 1.40%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	155,612
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	205,475
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	395,418
Burlington Resources Finance Company	7.20	8-15-2031	350,000	459,636
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	255,938
GE Capital International Funding Company	2.34	11-15-2020	1,200,000	1,174,310
GE Capital International Funding Company	3.37	11-15-2025	550,000	528,245
Shell International Finance BV	2.25	1-6-2023	175,000	167,803
Shell International Finance BV	2.38	8-21-2022	175,000	169,702
Shell International Finance BV	2.88	5-10-2026	230,000	218,851
Shell International Finance BV	3.25	5-11-2025	350,000	343,250
Shell International Finance BV	3.40	8-12-2023	175,000	176,070
Shell International Finance BV	3.63	8-21-2042	175,000	162,839
Shell International Finance BV	4.38	3-25-2020	350,000	359,822
Shell International Finance BV	6.38	12-15-2038	245,000	319,091
UBS AG	2.35	3-26-2020	500,000	492,763
UBS AG	2.38	8-14-2019	225,000	223,879
				5,808,704

Insurance : 0.20%
Aon plc	4.00	11-27-2023	105,000	106,684
Aon plc	4.60	6-14-2044	420,000	413,106
XL Capital Limited	6.25	5-15-2027	70,000	78,861
XL Capital Limited	6.38	11-15-2024	70,000	79,288
XLIT Limited	5.25	12-15-2043	140,000	153,012
				830,951

Health Care : 1.15%
Health Care Equipment & Supplies : 0.15%
Covidien International Finance SA	6.55	10-15-2037	280,000	368,148

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips Electronics NV	6.88%	3-11-2038	$175,000	$234,019
				602,167

Pharmaceuticals : 1.00%
Actavis Funding SCS	3.85	6-15-2024	350,000	343,365
Actavis Funding SCS	4.85	6-15-2044	350,000	335,593
Allergan Funding Company	2.45	6-15-2019	310,000	308,038
AstraZeneca plc	1.95	9-18-2019	200,000	198,016
AstraZeneca plc	2.38	11-16-2020	350,000	343,990
AstraZeneca plc	3.38	11-16-2025	500,000	488,008
AstraZeneca plc	4.00	9-18-2042	385,000	364,286
AstraZeneca plc	4.38	11-16-2045	200,000	200,503
AstraZeneca plc	6.45	9-15-2037	180,000	226,362
Mylan NV	3.95	6-15-2026	700,000	667,381
Shire plc ADR	1.90	9-23-2019	190,000	187,268
Shire plc ADR	3.20	9-23-2026	560,000	514,044
				4,176,854

Industrials : 0.68%
Aerospace & Defense : 0.07%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	290,003

Industrial Conglomerates : 0.08%
Tyco Electronics Group SA	7.13	10-1-2037	245,000	334,761

Road & Rail : 0.19%
Canadian National Railway Company	6.20	6-1-2036	140,000	177,367
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	145,590
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	54,891
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	429,396
				807,244

Trading Companies & Distributors : 0.34%
AerCap Ireland Capital DAC	4.25	7-1-2020	200,000	203,142
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	521,075
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	680,681
				1,404,898

Information Technology : 0.48%
Internet Software & Services : 0.48%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	248,369
Alibaba Group Holding Limited	3.40	12-6-2027	1,100,000	1,042,163
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	197,817
Baidu Incorporated	2.75	6-9-2019	525,000	523,134
				2,011,483

Materials : 0.68%
Chemicals : 0.30%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	329,795
LyondellBasell Industries NV	5.75	4-15-2024	250,000	272,248
Nutrien Limited	4.88	3-30-2020	178,000	182,259
Nutrien Limited	5.63	12-1-2040	140,000	156,421
Nutrien Limited	5.88	12-1-2036	157,000	178,767
Nutrien Limited	6.13	1-15-2041	115,000	132,709
				1,252,199

Metals & Mining : 0.38%
Goldcorp Incorporated	3.70	3-15-2023	210,000	207,578

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Rio Tinto Finance (USA) Limited		4.13%	8-21-2042	$175,000	$173,371
Vale Overseas Limited		4.38	1-11-2022	140,000	140,420
Vale Overseas Limited		6.88	11-21-2036	382,000	428,604
Vale Overseas Limited		6.88	11-10-2039	91,000	103,513
Vale SA		5.63	9-11-2042	525,000	527,625
					1,581,111

Telecommunication Services : 1.72%
Diversified Telecommunication Services : 0.86%
British Telecommunications plc		9.13	12-15-2030	200,000	283,046
Deutsche Telekom International Finance BV		6.00	7-8-2019	350,000	361,905
France Telecom SA		5.38	7-8-2019	420,000	431,538
France Telecom SA		5.38	1-13-2042	350,000	386,543
Orange SA		9.00	3-1-2031	500,000	711,949
Telefonica Emisiones SAU		4.57	4-27-2023	500,000	520,418
Telefonica Emisiones SAU		5.21	3-8-2047	500,000	499,900
Telefonica Europe BV		8.25	9-15-2030	294,000	389,703
					3,585,002

Wireless Telecommunication Services : 0.86%
America Movil SAB de CV		3.13	7-16-2022	220,000	216,063
America Movil SAB de CV		4.38	7-16-2042	250,000	245,099
America Movil SAB de CV		5.00	3-30-2020	700,000	721,461
America Movil SAB de CV		6.13	11-15-2037	70,000	81,484
America Movil SAB de CV		6.38	3-1-2035	395,000	470,106
Rogers Communications Incorporated		3.00	3-15-2023	140,000	137,432
Rogers Communications Incorporated		4.50	3-15-2043	140,000	139,741
Vodafone Group plc		2.50	9-26-2022	350,000	335,840
Vodafone Group plc		2.95	2-19-2023	190,000	183,439
Vodafone Group plc		4.38	2-19-2043	350,000	317,333
Vodafone Group plc		5.45	6-10-2019	280,000	287,796
Vodafone Group plc		6.25	11-30-2032	210,000	236,956
Vodafone Group plc		7.88	2-15-2030	175,000	222,070
					3,594,820

Total Yankee Corporate Bonds and Notes (Cost $78,917,265)					78,212,714

		Yield		Shares
Short-Term Investments : 1.04%
Investment Companies : 1.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		4,290,974	4,290,974

				Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#		1.51	6-14-2018	$50,000	49,972

Total Short-Term Investments (Cost $4,340,945)					4,340,946

Total investments in securities (Cost $416,863,682)	99.84%				415,773,743
Other assets and liabilities, net	0.16				678,620

Total net assets	100.00%				$416,452,363

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	21,774,727	17,483,753	4,290,974	$4,290,974	1.03%

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$333,220,083	$0	$333,220,083
Yankee corporate bonds and notes	0	78,212,714	0	78,212,714
Short-term investments
Investment companies	4,290,974	0	0	4,290,974
U.S. Treasury securities	49,972	0	0	49,972

Total assets	$4,340,946	$411,432,797	$0	$415,773,743

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.03%
FHLB	1.75%	3-12-2021	$195,000	$190,321
FHLB	2.00	9-13-2019	370,000	368,431
FHLB	2.26	10-4-2022	165,000	161,783
FHLMC	1.50	1-17-2020	430,000	423,642
FHLMC	2.13	6-9-2023	35,000	33,847
FHLMC	2.75	12-13-2024	135,000	133,421
FHLMC	3.25	6-9-2023	50,000	51,167
FNMA	1.38	10-7-2021	45,000	43,134
FNMA	1.50	6-22-2020	33,000	32,350
FNMA	1.50	11-30-2020	110,000	107,221
FNMA	1.88	9-24-2026	95,000	86,868
FNMA	2.13	4-24-2026	583,000	548,147
FNMA	2.63	9-6-2024	100,000	98,578
Total Agency Securities (Cost $2,292,378)				2,278,910

U.S. Treasury Securities : 97.54%
TIPS	0.13	4-15-2020	4,765,229	4,724,340
TIPS	0.13	4-15-2021	689,623	679,831
TIPS	0.13	1-15-2022	3,754,047	3,693,788
TIPS	0.13	4-15-2022	377,594	370,275
TIPS	0.13	7-15-2022	3,882,524	3,824,623
TIPS	0.13	1-15-2023	3,490,775	3,416,275
TIPS	0.13	7-15-2024	2,420,269	2,350,484
TIPS	0.13	7-15-2026	2,058,116	1,966,328
TIPS	0.25	1-15-2025	1,264,248	1,228,598
TIPS	0.38	7-15-2023	2,605,616	2,584,459
TIPS	0.38	7-15-2025	1,741,490	1,707,959
TIPS	0.38	1-15-2027	2,272,644	2,201,333
TIPS	0.38	7-15-2027	1,744,371	1,691,046
TIPS	0.63	7-15-2021	884,621	889,679
TIPS	0.63	4-15-2023	919,218	918,634
TIPS	0.63	1-15-2024	4,332,342	4,328,422
TIPS	0.63	1-15-2026	3,728,175	3,701,211
TIPS	1.13	1-15-2021	3,628,630	3,686,647
TIPS	1.25	7-15-2020	2,254,094	2,298,971
TIPS	1.38	1-15-2020	842,416	855,212
TIPS	1.75	1-15-2028	1,387,655	1,512,816
TIPS	1.88	7-15-2019	503,705	513,777
TIPS	2.00	1-15-2026	1,012,086	1,108,487
TIPS	2.38	1-15-2025	1,315,877	1,459,834
TIPS	2.38	1-15-2027	1,284,400	1,459,576
TIPS	3.63	4-15-2028	917,978	1,164,763
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,314
U.S. Treasury Note	0.50	1-15-2028	1,790,646	1,745,518
U.S. Treasury Note	0.88	6-15-2019	691,000	681,013
U.S. Treasury Note	0.88	7-31-2019	573,000	563,577
U.S. Treasury Note	1.00	6-30-2019	532,000	524,727
U.S. Treasury Note	1.00	10-15-2019	690,000	677,332
U.S. Treasury Note	1.13	4-30-2020	689,000	672,313
U.S. Treasury Note	1.13	7-31-2021	818,000	781,925
U.S. Treasury Note	1.13	9-30-2021	820,000	781,595
U.S. Treasury Note	1.25	6-30-2019	300,000	296,695
U.S. Treasury Note	1.25	10-31-2019	569,000	560,287
U.S. Treasury Note	1.25	10-31-2021	818,000	781,925
U.S. Treasury Note	1.25	7-31-2023	753,000	700,378
U.S. Treasury Note	1.38	1-15-2020	686,000	675,013
U.S. Treasury Note	1.38	1-31-2020	538,000	529,152
U.S. Treasury Note	1.38	2-15-2020	449,000	441,283
U.S. Treasury Note	1.38	3-31-2020	275,000	269,908
U.S. Treasury Note	1.38	4-30-2020	3,000	2,941
U.S. Treasury Note	1.38	5-31-2020	99,000	96,954
U.S. Treasury Note	1.38	10-31-2020	825,000	803,312
U.S. Treasury Note	1.38	4-30-2021	814,000	787,291
U.S. Treasury Note	1.38	6-30-2023	744,000	697,413
U.S. Treasury Note	1.38	8-31-2023	750,000	701,133
U.S. Treasury Note	1.38	9-30-2023	339,000	316,515
U.S. Treasury Note	1.50	11-30-2019	400,000	394,813

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	4-15-2020	$686,000	$674,451
U.S. Treasury Note	1.50	5-15-2020	347,000	340,873
U.S. Treasury Note	1.50	5-31-2020	823,000	808,019
U.S. Treasury Note	1.50	3-31-2023	755,000	715,127
U.S. Treasury Note	1.50	8-15-2026	1,147,000	1,034,406
U.S. Treasury Note	1.63	8-31-2019	4,000	3,965
U.S. Treasury Note	1.63	3-15-2020	684,000	674,622
U.S. Treasury Note	1.63	6-30-2020	2,000	1,967
U.S. Treasury Note	1.63	7-31-2020	819,000	804,636
U.S. Treasury Note	1.63	8-15-2022	365,000	350,058
U.S. Treasury Note	1.63	4-30-2023	743,000	706,721
U.S. Treasury Note	1.63	5-31-2023	20,000	19,003
U.S. Treasury Note	1.63	10-31-2023	516,000	487,721
U.S. Treasury Note	1.63	2-15-2026	1,148,000	1,052,438
U.S. Treasury Note	1.63	5-15-2026	1,149,000	1,049,899
U.S. Treasury Note	1.75	9-30-2019	275,000	272,841
U.S. Treasury Note	1.75	10-31-2020	733,000	720,115
U.S. Treasury Note	1.75	2-28-2022	748,000	724,508
U.S. Treasury Note	1.75	3-31-2022	549,000	531,308
U.S. Treasury Note	1.75	5-31-2022	812,000	784,532
U.S. Treasury Note	1.75	6-30-2022	305,000	294,480
U.S. Treasury Note	1.75	1-31-2023	10,000	9,596
U.S. Treasury Note	1.75	5-15-2023	990,000	946,804
U.S. Treasury Note	1.88	6-30-2020	586,000	579,339
U.S. Treasury Note	1.88	2-28-2022	450,000	437,906
U.S. Treasury Note	1.88	4-30-2022	805,000	782,108
U.S. Treasury Note	1.88	8-31-2022	742,000	718,610
U.S. Treasury Note	1.88	8-31-2024	160,000	151,900
U.S. Treasury Note	2.00	1-31-2020	625,000	620,996
U.S. Treasury Note	2.00	7-31-2020	434,000	429,779
U.S. Treasury Note	2.00	9-30-2020	636,000	629,044
U.S. Treasury Note	2.00	11-30-2020	674,000	665,733
U.S. Treasury Note	2.00	5-31-2021	724,000	712,235
U.S. Treasury Note	2.00	10-31-2021	744,000	729,178
U.S. Treasury Note	2.00	2-15-2022	10,000	9,780
U.S. Treasury Note	2.00	11-30-2022	780,000	758,154
U.S. Treasury Note	2.00	2-15-2023	285,000	276,506
U.S. Treasury Note	2.00	4-30-2024	10,000	9,589
U.S. Treasury Note	2.00	5-31-2024	739,000	708,083
U.S. Treasury Note	2.00	6-30-2024	185,000	177,109
U.S. Treasury Note	2.00	2-15-2025	907,000	863,173
U.S. Treasury Note	2.00	8-15-2025	1,150,000	1,089,670
U.S. Treasury Note	2.00	11-15-2026	990,000	926,849
U.S. Treasury Note	2.13	8-31-2020	705,000	699,547
U.S. Treasury Note	2.13	1-31-2021	692,000	684,783
U.S. Treasury Note	2.13	12-31-2021	744,000	731,445
U.S. Treasury Note	2.13	12-31-2022	1,040,000	1,015,381
U.S. Treasury Note	2.13	2-29-2024	733,000	708,948
U.S. Treasury Note	2.13	5-15-2025	1,150,000	1,101,125
U.S. Treasury Note	2.25	3-31-2021	693,000	687,451
U.S. Treasury Note	2.25	7-31-2021	738,000	730,534
U.S. Treasury Note	2.25	12-31-2023	482,000	469,988
U.S. Treasury Note	2.25	1-31-2024	729,000	710,291
U.S. Treasury Note	2.25	11-15-2024	705,000	682,859
U.S. Treasury Note	2.25	2-15-2027	580,000	552,880
U.S. Treasury Note	2.25	8-15-2027	480,000	456,188
U.S. Treasury Note	2.25	11-15-2027	420,000	398,721
U.S. Treasury Note	2.38	12-31-2020	668,000	665,599
U.S. Treasury Note	2.38	5-15-2027	453,000	435,836
U.S. Treasury Note	2.50	8-15-2023	559,000	553,432
U.S. Treasury Note	2.63	8-15-2020	798,000	800,681
U.S. Treasury Note	2.63	11-15-2020	275,000	275,741
U.S. Treasury Note	2.75	11-15-2023	16,000	16,026
U.S. Treasury Note	3.38	11-15-2019	823,000	834,638
U.S. Treasury Note	3.50	5-15-2020	759,000	774,269
U.S. Treasury Note	3.63	8-15-2019	35,000	35,540
U.S. Treasury Note	3.63	2-15-2020	906,000	924,368
U.S. Treasury Note	6.00	2-15-2026	146,000	178,188
U.S. Treasury Note	6.50	11-15-2026	30,000	38,270

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		8.00%	11-15-2021	$421,000	$495,654
U.S. Treasury Note		8.13	5-15-2021	339,000	392,313
U.S. Treasury Note		8.13	8-15-2021	340,000	397,893
U.S. Treasury Note		8.75	8-15-2020	76,000	86,201
Total U.S. Treasury Securities (Cost $111,569,210)					109,664,316

		Yield		Shares
Short-Term Investments : 0.67%
Investment Companies : 0.67%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		750,825	750,825

Total Short-Term Investments (Cost $750,825)					750,825

Total investments in securities (Cost $114,612,413)	100.24%				112,694,051
Other assets and liabilities, net	(0.24)				(264,826)

Total net assets	100.00%				$112,429,225

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	2,329,177	1,578,352	750,825	$750,825	0.67%

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$2,278,910	$0	$2,278,910
U.S. Treasury securities	109,664,316	0	0	109,664,316
Short-term investments
Investment companies	750,825	0	0	750,825

Total assets	$110,415,141	$2,278,910	$0	$112,694,051

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.88%
Real Estate : 99.88%
Equity REITs : 99.88%
Acadia Realty Trust	7,230	$186,173
Alexander & Baldwin Incorporated	6,114	130,289
Alexandria Real Estate Equities Incorporated	9,071	1,133,149
American Assets Trust Incorporated	3,433	124,790
American Campus Communities Incorporated	12,304	493,390
American Homes 4 Rent Class A	23,078	459,714
Apartment Investment & Management Company Class A	14,081	574,927
Apple Hospitality REIT Incorporated	19,424	369,639
AvalonBay Communities Incorporated	12,287	2,033,990
Boston Properties Incorporated	13,792	1,679,452
Brandywine Realty Trust	15,679	254,941
Brixmor Property Group Incorporated	27,393	435,001
Camden Property Trust	8,475	745,800
CBL & Associates Properties Incorporated	14,870	75,242
Chatham Lodging Trust	4,049	84,179
Chesapeake Lodging Trust	5,281	170,207
Colony NorthStar Incorporated Class A	43,046	253,541
Columbia Property Trust Incorporated	10,597	234,406
CoreCivic Incorporated	10,690	230,049
Corporate Office Properties Trust	9,011	251,407
Cousins Properties Incorporated	36,958	348,144
CubeSmart REIT	16,200	494,100
DCT Industrial Trust Incorporated	8,635	562,398
DDR Corporation	13,515	205,293
DiamondRock Hospitality	17,758	226,059
Digital Realty Trust Incorporated	18,675	2,007,189
Douglas Emmett Incorporated	14,462	556,642
Duke Realty Corporation	31,938	898,097
Easterly Government Properties Incorporated	4,046	81,932
EastGroup Properties Incorporated	3,003	279,970
Education Realty Trust Incorporated	6,863	250,774
Empire State Realty Trust Incorporated	14,119	239,458
Equity Commonwealth †	10,692	332,628
Equity Lifestyle Properties Incorporated	7,128	647,935
Equity Residential	32,261	2,064,381
Essex Property Trust Incorporated	5,948	1,421,750
Extra Space Storage Incorporated	10,876	1,046,815
Federal Realty Investment Trust	6,493	771,953
First Industrial Realty Trust Incorporated	10,518	346,358
Forest City Realty Trust Incorporated	22,234	452,907
Gaming and Leisure Properties Incorporated	18,046	633,415
GGP Incorporated	57,286	1,161,760
Government Properties Income	8,670	125,975
HCP Incorporated	41,376	991,783
Healthcare Realty Trust Incorporated	10,913	297,270
Healthcare Trust of America Incorporated Class A	18,225	467,654
Hersha Hospitality Trust	3,391	72,127
Highwoods Properties Incorporated	9,052	432,957
Hospitality Properties Trust	14,358	415,664
Host Hotels & Resorts Incorporated	65,367	1,413,888
Hudson Pacific Properties Incorporated	13,702	485,051
Independence Realty Trust Incorporated	7,741	75,088
Industrial Logistics Properties Trust	1,792	38,134
Invitation Homes Incorporated	26,187	576,376
Iron Mountain Incorporated	24,332	810,012
JBG Smith Properties	9,493	350,197
Kilroy Realty Corporation	8,699	662,429
Kimco Realty Corporation	37,202	575,143
Kite Realty Group Trust	7,483	117,408

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo U.S. REIT Portfolio

Security name		Shares	Value
Equity REITs (continued)
Lamar Advertising Company Class A		7,469	$517,004
LaSalle Hotel Properties		10,246	351,438
Liberty Property Trust		12,967	573,271
Life Storage Incorporated		4,063	375,909
LTC Properties Incorporated		3,515	144,607
Mack-Cali Realty Corporation		7,423	146,753
Mid-America Apartment Communities Incorporated		10,144	949,073
National Health Investors Incorporated		3,549	261,987
National Storage Affiliates		4,439	124,825
NorthStar Realty Europe Corporation		4,326	60,607
Outfront Media Incorporated		12,464	247,286
Paramount Group Incorporated		18,516	278,110
Park Hotels & Resorts Incorporated		18,050	581,571
Pebblebrook Hotel Trust		6,150	251,043
Pennsylvania Real Estate Investment Trust		6,193	68,185
Piedmont Office Realty Trust Incorporated Class A		11,640	223,721
Prologis Incorporated		47,252	3,040,660
PS Business Parks Incorporated		1,760	215,706
Public Storage Incorporated		13,319	2,821,497
Quality Care Properties Incorporated †		8,260	173,047
Ramco-Gershenson Properties Trust		6,880	84,624
Regency Centers Corporation		13,818	802,549
Retail Opportunity Investment Corporation		9,959	180,457
Rexford Industrial Realty Incorporated		7,229	226,051
RLJ Lodging Trust		15,455	361,647
Ryman Hospitality Properties Incorporated		4,043	339,127
SBA Communications Corporation †		10,364	1,638,237
Senior Housing Properties Trust		20,990	370,683
Seritage Growth Property Class A		2,860	119,148
Simon Property Group Incorporated		27,548	4,413,741
SL Green Realty Corporation		8,002	780,355
STAG Industrial Incorporated		8,692	231,555
Summit Hotel Properties Incorporated		9,257	141,540
Sun Communities Incorporated		6,933	670,282
Sunstone Hotel Investors Incorporated		20,195	351,191
Tanger Factory Outlet Centers Incorporated		8,317	178,732
Taubman Centers Incorporated		5,326	290,746
Terreno Realty Corporation		4,841	184,491
The Geo Group Incorporated		10,796	267,741
The Macerich Company		12,843	714,456
UDR Incorporated		23,720	865,068
Uniti Group Incorporated		14,441	302,828
Urban Edge Properties		9,338	204,222
Ventas Incorporated		31,709	1,733,214
Vornado Realty Trust		15,567	1,085,176
Washington Prime Group Incorporated		16,759	121,838
Washington Real Estate Investment Trust		6,893	197,691
Weingarten Realty Investors		10,864	318,532
Welltower Incorporated		33,450	1,928,393
Xenia Hotels & Resorts Incorporated		9,568	240,827
Total Common Stocks (Cost $61,187,258)			63,608,842

	Yield
Short-Term Investments : 0.22%
Investment Companies : 0.22%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.67%	143,535	143,535

Total Short-Term Investments (Cost $143,535)			143,535

2

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — May 31, 2018 (unaudited)

		Value
Total investments in securities (Cost $61,330,793)	100.10%	$63,752,377
Other assets and liabilities, net	(0.10)	(64,887)

Total net assets	100.00%	$63,687,490

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end	% of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	336,973	2,497,491	2,690,929	143,535	$143,535	0.22%

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Real estate	$63,608,842	$0	$0	$63,608,842
Short-term investments
Investment companies	143,535	0	0	143,535

Total assets	$63,752,377	$0	$0	$63,752,377

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: July 26, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: July 26, 2018